Schedules of Investments

May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.4%
BASIC MATERIALS - 2.9%
Chemicals - 2.3%
5,839	Air Products & Chemicals Inc.	$1,410,994
2,746	Albemarle Corp.	210,124
90,861	Celanese Corp., Class A Shares	8,169,313
573,955	CF Industries Holdings Inc.	16,857,058
19,642	Dow Inc.	758,181
369,430	DuPont de Nemours Inc.	18,741,184
117,024	Eastman Chemical Co.	7,966,994
6,643	Ecolab Inc.	1,412,169
3,434	FMC Corp.	337,940
2,829	International Flavors & Fragrances Inc.	376,795
37,671	Linde PLC	7,622,350
134,261	LyondellBasell Industries NV, Class A Shares	8,560,482
263,769	Mosaic Co.	3,188,967
6,264	PPG Industries Inc.	636,861
27,046	Sherwin-Williams Co.	16,061,267
	Total Chemicals	92,310,679
Forest Products & Paper - 0.2%
229,407	International Paper Co.	7,811,308
Iron/Steel - 0.0%
8,032	Nucor Corp.	339,432
Mining - 0.4%
1,142,882	Freeport-McMoRan Inc.	10,365,940
66,138	Newmont Corp.	3,867,089
	Total Mining	14,233,029
	TOTAL BASIC MATERIALS	114,694,448
COMMUNICATIONS - 16.6%
Advertising - 0.1%
10,024	Interpublic Group of Cos., Inc.	171,511
77,512	Omnicom Group Inc.	4,246,883
	Total Advertising	4,418,394
Internet - 12.8%
227,646	Alibaba Group Holding Ltd., ADR*	47,211,504
34,454	Alphabet Inc., Class A Shares*	49,390,498
24,331	Alphabet Inc., Class C Shares*	34,767,053
57,045	Amazon.com Inc.*	139,324,997
22,876	Booking Holdings Inc.*	37,503,372
3,806	CDW Corp.	422,123
5,985	E*TRADE Financial Corp.	272,557
20,257	eBay Inc.	922,504
3,702	Expedia Group Inc.	294,235
1,610	F5 Networks Inc.*	233,321
450,414	Facebook Inc., Class A Shares*	101,383,687
21,434	IAC/InterActiveCorp*	5,795,111
37,297	Match Group Inc.*(a)	3,320,925
60,470	Netflix Inc.*	25,381,073
15,189	NortonLifeLock Inc.	346,005
53,373	Proofpoint Inc.*	6,205,679
82,100	Roku Inc., Class A Shares*	8,990,771
422,444	Snap Inc., Class A Shares*	8,001,089
35,500	Spotify Technology SA*	6,423,015
76,841	TD Ameritrade Holding Corp.	2,863,864

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - 16.6% - (continued)
Internet - 12.8% - (continued)
125,900	Tencent Holdings Ltd.	$6,665,595
20,566	Twitter Inc.*	636,929
364,537	Uber Technologies Inc.*	13,239,984
34,174	VeriSign Inc.*	7,484,448
	Total Internet	507,080,339
Media - 1.4%
4,153	Charter Communications Inc., Class A Shares*	2,259,232
568,158	Comcast Corp., Class A Shares	22,499,057
4,402	Discovery Inc., Class A Shares*	95,744
8,716	Discovery Inc., Class C Shares*	170,746
6,719	DISH Network Corp., Class A Shares*	212,656
272,403	Fox Corp., Class A Shares	7,945,996
4,370	Fox Corp., Class B Shares	125,769
10,293	News Corp., Class A Shares	126,089
3,678	News Corp., Class B Shares	45,092
14,315	ViacomCBS Inc., Class B Shares	296,893
201,204	Walt Disney Co.	23,601,229
	Total Media	57,378,503
Telecommunications - 2.3%
1,437	Arista Networks Inc.*	335,482
733,511	AT&T Inc.	22,636,149
25,992	CenturyLink Inc.	255,501
604,362	Cisco Systems Inc.	28,900,591
297,600	Corning Inc.	6,782,304
8,776	Juniper Networks Inc.	212,906
57,477	Motorola Solutions Inc.	7,778,362
10,085	T-Mobile US Inc.*	1,008,903
396,458	Verizon Communications Inc.	22,748,760
	Total Telecommunications	90,658,958
	TOTAL COMMUNICATIONS	659,536,194
CONSUMER CYCLICAL - 6.7%
Airlines - 0.3%
266,589	Alaska Air Group Inc.	9,114,678
9,853	American Airlines Group Inc.(a)	103,457
15,248	Delta Air Lines Inc.	384,402
13,391	Southwest Airlines Co.	429,851
6,152	United Airlines Holdings Inc.*	172,502
	Total Airlines	10,204,890
Apparel - 1.0%
9,491	Hanesbrands Inc.	93,581
355,260	NIKE Inc., Class B Shares	35,021,531
64,372	PVH Corp.	2,926,995
1,338	Ralph Lauren Corp., Class A Shares	101,032
7,801	Tapestry Inc.	106,094
4,995	Under Armour Inc., Class A Shares*	43,706
5,032	Under Armour Inc., Class C Shares*	39,552
8,675	VF Corp.	486,668
	Total Apparel	38,819,159
Auto Manufacturers - 0.7%
59,878	Cummins Inc.	10,155,309
42,944	Ferrari NV(a)	7,245,082
103,154	Ford Motor Co.	589,009

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - 6.7% - (continued)
Auto Manufacturers - 0.7% - (continued)
323,782	General Motors Co.	$8,379,478
9,162	PACCAR Inc.	676,705
	Total Auto Manufacturers	27,045,583
Auto Parts & Equipment - 0.1%
65,649	Aptiv PLC	4,946,652
5,380	BorgWarner Inc.	172,967
	Total Auto Parts & Equipment	5,119,619
Distribution/Wholesale - 0.0%
5,419	Copart Inc.*	484,404
15,193	Fastenal Co.	626,863
8,118	LKQ Corp.*	222,920
1,156	WW Grainger Inc.	357,921
	Total Distribution/Wholesale	1,692,108
Entertainment - 0.0%
3,681	Live Nation Entertainment Inc.*	180,958

Home Builders - 0.2%
8,883	DR Horton Inc.	491,230
134,655	Lennar Corp., Class A Shares	8,141,241
92	NVR Inc.*	296,388
6,745	PulteGroup Inc.	229,128
	Total Home Builders	9,157,987
Home Furnishings - 0.1%
55,056	Dolby Laboratories Inc., Class A Shares	3,343,551
3,539	Leggett & Platt Inc.	108,258
1,744	Whirlpool Corp.	212,454
	Total Home Furnishings	3,664,263
Housewares - 0.0%
9,760	Newell Brands Inc.	128,344

Leisure Time - 0.0%
11,269	Carnival Corp.(a)	177,374
3,929	Harley-Davidson Inc.	83,845
5,774	Norwegian Cruise Line Holdings Ltd.*	90,421
4,526	Royal Caribbean Cruises Ltd.	234,764
	Total Leisure Time	586,404
Lodging - 0.7%
7,475	Hilton Worldwide Holdings Inc.	592,842
302,959	Las Vegas Sands Corp.	14,523,854
46,406	Marriott International Inc., Class A Shares	4,106,931
13,642	MGM Resorts International	234,370
80,955	Wynn Resorts Ltd.	6,741,932
	Total Lodging	26,199,929
Retail - 3.6%
1,835	Advance Auto Parts Inc.	255,652
631	AutoZone Inc.*	724,300
6,032	Best Buy Co., Inc.	471,039
29,763	CarMax Inc.*	2,620,632
40,477	Carvana Co., Class A Shares*(a)	3,763,552
6,759	Chipotle Mexican Grill Inc., Class A Shares*	6,785,428
11,703	Costco Wholesale Corp.	3,610,024
3,466	Darden Restaurants Inc.	266,397
6,744	Dollar General Corp.	1,291,543
260,823	Dollar Tree Inc.*	25,526,747

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - 6.7% - (continued)
Retail - 3.6% - (continued)
107,917	Dollarama Inc.	$3,658,894
1,025	Domino’s Pizza Inc.	395,486
912,965	Gap Inc.	8,125,389
3,849	Genuine Parts Co.	321,045
28,896	Home Depot Inc.	7,180,078
4,299	Kohl’s Corp.	82,627
6,440	L Brands Inc.	104,264
254,218	Lowe’s Cos., Inc.	33,137,316
29,298	Lululemon Athletica Inc.*	8,792,183
19,950	McDonald’s Corp.	3,717,084
3,098	Nordstrom Inc.	49,971
2,004	O’Reilly Automotive Inc.*	836,149
64,253	Ross Stores Inc.	6,229,971
31,285	Starbucks Corp.	2,439,917
13,424	Target Corp.	1,642,158
2,860	Tiffany & Co.	366,452
32,124	TJX Cos., Inc.	1,694,862
3,136	Tractor Supply Co.	382,655
13,405	Ulta Beauty Inc.*	3,270,954
19,861	Walgreens Boots Alliance Inc.	852,831
37,579	Walmart Inc.	4,662,051
89,092	Yum! Brands Inc.	7,994,225
	Total Retail	141,251,876
Textiles - 0.0%
1,575	Mohawk Industries Inc.*	146,790
Toys/Games/Hobbies - 0.0%
3,371	Hasbro Inc.	247,802
	TOTAL CONSUMER CYCLICAL	264,445,712
CONSUMER NON-CYCLICAL - 27.4%
Agriculture - 1.3%
235,074	Altria Group Inc.	9,179,640
666,288	Archer-Daniels-Midland Co.	26,191,781
229,593	Philip Morris International Inc.	16,842,942
	Total Agriculture	52,214,363
Beverages - 0.6%
106,111	Brown-Forman Corp., Class B Shares	6,995,898
102,147	Coca-Cola Co.	4,768,222
4,437	Constellation Brands Inc., Class A Shares	766,270
4,976	Molson Coors Beverage Co., Class B Shares	188,889
10,113	Monster Beverage Corp.*	727,226
83,537	PepsiCo Inc.	10,989,292
	Total Beverages	24,435,797
Biotechnology - 3.4%
196,862	Alexion Pharmaceuticals Inc.*	23,603,754
44,092	Amgen Inc.	10,127,932
3,783	Argenx SE, ADR*	829,612
61,105	Biogen Inc.*	18,764,734
19,825	Corteva Inc.	541,421
234,275	Exact Sciences Corp.*	20,119,537
122,681	Gilead Sciences Inc.	9,548,262
69,653	Illumina Inc.*	25,287,522
46,319	Incyte Corp.*	4,720,369

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 27.4% - (continued)
Biotechnology - 3.4% - (continued)
2,672	Regeneron Pharmaceuticals Inc.*	$1,637,428
73,392	Vertex Pharmaceuticals Inc.*	21,133,960
	Total Biotechnology	136,314,531
Commercial Services - 4.9%
11,462	Automatic Data Processing Inc.	1,679,068
24,788	Cintas Corp.	6,146,432
14,581	CoStar Group Inc.*	9,576,801
85,912	Equifax Inc.	13,192,647
2,299	FleetCor Technologies Inc.*	560,473
2,370	Gartner Inc.*	288,429
68,470	Global Payments Inc.	12,289,680
438,733	H&R Block Inc.	7,458,461
10,622	IHS Markit Ltd.	737,804
14,605	MarketAxess Holdings Inc.	7,427,957
4,301	Moody’s Corp.	1,150,130
189,248	New Oriental Education & Technology Group Inc., ADR*	22,702,190
9,168	Nielsen Holdings PLC	127,344
345,501	PayPal Holdings Inc.*	53,556,110
191,175	Quanta Services Inc.	7,060,093
3,043	Robert Half International Inc.	154,402
3,640	Rollins Inc.	152,152
47,336	S&P Global Inc.	15,385,147
311,690	Square Inc., Class A Shares*	25,271,825
107,922	TransUnion	9,312,589
1,991	United Rentals Inc.*	276,530
4,341	Verisk Analytics Inc., Class A Shares	749,604
	Total Commercial Services	195,255,868
Cosmetics/Personal Care - 0.3%
69,114	Colgate-Palmolive Co.	4,999,016
7,894	Coty Inc., Class A Shares	28,655
5,895	Estee Lauder Cos., Inc., Class A Shares	1,164,086
66,062	Procter & Gamble Co.	7,657,907
	Total Cosmetics/Personal Care	13,849,664
Food - 1.3%
4,475	Campbell Soup Co.	228,135
487,601	Conagra Brands Inc.	16,963,639
16,011	General Mills Inc.	1,009,333
55,325	Hershey Co.	7,506,496
7,366	Hormel Foods Corp.	359,682
3,021	JM Smucker Co.	344,183
6,596	Kellogg Co.	430,785
16,498	Kraft Heinz Co.	502,694
21,245	Kroger Co.	693,012
3,869	Lamb Weston Holdings Inc.	232,372
3,273	McCormick & Co., Inc.	573,299
442,023	Mondelez International Inc., Class A Shares	23,038,239
13,516	Sysco Corp.	745,543
7,819	Tyson Foods Inc., Class A Shares	480,399
	Total Food	53,107,811
Healthcare-Products - 5.4%
221,719	Abbott Laboratories	21,045,567
112,341	ABIOMED Inc.*	25,153,150
169,503	Alcon Inc.*	10,826,986

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 27.4% - (continued)
Healthcare-Products - 5.4% - (continued)
106,075	Align Technology Inc.*	$26,054,141
13,525	Baxter International Inc.	1,217,385
36,923	Boston Scientific Corp.*	1,402,705
1,313	Cooper Cos., Inc.	416,195
16,934	Danaher Corp.	2,821,374
5,892	DENTSPLY SIRONA Inc.	274,096
122,242	Edwards Lifesciences Corp.*	27,470,222
3,887	Henry Schein Inc.*	236,019
7,103	Hologic Inc.*	376,459
97,479	IDEXX Laboratories Inc.*	30,109,314
24,119	Intuitive Surgical Inc.*	13,989,744
249,281	Medtronic PLC	24,574,121
3,809	ResMed Inc.	612,563
2,246	STERIS PLC	372,589
67,135	Stryker Corp.	13,140,334
1,226	Teleflex Inc.	444,866
10,622	Thermo Fisher Scientific Inc.	3,709,096
62,249	Varian Medical Systems Inc.*	7,556,406
1,959	West Pharmaceutical Services Inc.	423,222
5,449	Zimmer Biomet Holdings Inc.	688,427
	Total Healthcare-Products	212,914,981
Healthcare-Services - 3.2%
65,889	Anthem Inc.	19,378,614
233,178	Centene Corp.*	15,448,042
88,248	DaVita Inc.*	7,144,558
60,296	HCA Healthcare Inc.	6,445,642
30,124	Humana Inc.	12,370,421
4,780	IQVIA Holdings Inc.*	714,706
69,408	Laboratory Corp. of America Holdings*	12,168,611
3,568	Quest Diagnostics Inc.	422,023
172,876	UnitedHealth Group Inc.	52,701,249
2,128	Universal Health Services Inc., Class B Shares	224,398
	Total Healthcare-Services	127,018,264
Household Products/Wares - 0.1%
2,212	Avery Dennison Corp.	244,802
6,501	Church & Dwight Co., Inc.	488,030
3,325	Clorox Co.	685,781
9,081	Kimberly-Clark Corp.	1,284,417
	Total Household Products/Wares	2,703,030
Pharmaceuticals - 6.9%
274,715	AbbVie Inc.	25,457,839
3,982	AmerisourceBergen Corp., Class A Shares	379,644
93,127	Becton Dickinson & Co.	22,995,850
670,069	Bristol-Myers Squibb Co.	40,016,521
331,148	Cardinal Health Inc.	18,110,484
152,351	Cigna Corp.	30,061,899
343,155	CVS Health Corp.	22,500,673
2,414	DexCom Inc.*	913,240
102,506	Eli Lilly & Co.	15,678,293
71,763	Horizon Therapeutics PLC*	3,640,537
174,339	Johnson & Johnson	25,932,926
4,278	McKesson Corp.	678,790
270,344	Merck & Co., Inc.	21,822,168

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 27.4% - (continued)
Pharmaceuticals - 6.9% - (continued)
13,672	Mylan NV*	$233,381
3,606	Perrigo Co. PLC	197,501
580,800	Pfizer Inc.	22,180,752
115,237	Sarepta Therapeutics Inc.*	17,547,138
12,617	Zoetis Inc., Class A Shares	1,758,684
	Total Pharmaceuticals	270,106,320
	TOTAL CONSUMER NON-CYCLICAL	1,087,920,629
ENERGY - 2.5%
Energy-Alternate Sources - 0.1%
94,092	NextEra Energy Partners LP(a)	4,809,042

Oil & Gas - 2.4%
9,961	Apache Corp.	107,479
10,806	Cabot Oil & Gas Corp.	214,391
50,090	Chevron Corp.	4,593,253
88,045	Concho Resources Inc.	4,800,213
697,955	ConocoPhillips	29,439,742
10,411	Devon Energy Corp.	112,543
4,269	Diamondback Energy Inc.	181,774
15,411	EOG Resources Inc.	785,499
112,083	Exxon Mobil Corp.	5,096,414
269,885	Hess Corp.	12,811,441
3,787	HollyFrontier Corp.	119,101
22,051	Marathon Oil Corp.	117,752
335,921	Marathon Petroleum Corp.	11,804,264
12,302	Noble Energy Inc.	107,397
23,664	Occidental Petroleum Corp.	306,449
168,432	Phillips 66	13,181,488
90,609	Pioneer Natural Resources Co.	8,299,784
10,878	Valero Energy Corp.	724,910
	Total Oil & Gas	92,803,894
Oil & Gas Services - 0.0%
17,215	Baker Hughes Co., Class A Shares	284,220
23,066	Halliburton Co.	271,026
9,845	National Oilwell Varco Inc.	122,767
36,673	Schlumberger Ltd.	677,350
11,686	TechnipFMC PLC	86,476
	Total Oil & Gas Services	1,441,839
Pipelines - 0.0%
51,600	Kinder Morgan Inc.	815,280
10,943	ONEOK Inc.	401,499
32,107	Williams Cos., Inc.	655,946
	Total Pipelines	1,872,725
	TOTAL ENERGY	100,927,500
FINANCIAL - 13.2%
Banks - 4.1%
653,286	Bank of America Corp.	15,757,258
480,541	Bank of New York Mellon Corp.	17,861,709
241,659	Citigroup Inc.	11,577,883
11,516	Citizens Financial Group Inc.	277,536
3,696	Comerica Inc.	134,350
18,799	Fifth Third Bancorp	364,513
4,464	First Republic Bank	482,871

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 13.2% - (continued)
Banks - 4.1% - (continued)
139,798	Goldman Sachs Group Inc.	$27,468,909
27,358	Huntington Bancshares Inc.	243,213
371,250	JPMorgan Chase & Co.	36,126,338
26,092	KeyCorp	309,190
3,496	M&T Bank Corp.	369,387
417,203	Morgan Stanley	18,440,373
5,613	Northern Trust Corp.	443,483
11,608	PNC Financial Services Group Inc.	1,323,776
25,554	Regions Financial Corp.	289,016
108,631	State Street Corp.	6,622,146
1,366	SVB Financial Group*	293,349
519,530	Truist Financial Corp.	19,108,313
37,650	US Bancorp	1,338,834
101,953	Wells Fargo & Co.	2,698,696
4,416	Zions Bancorp N.A.	145,308
	Total Banks	161,676,451
Diversified Financial Services - 3.9%
1,046	Alliance Data Systems Corp.	48,461
17,774	American Express Co.	1,689,774
3,356	Ameriprise Financial Inc.	470,075
282,464	Ant International Co., Ltd., Class C Shares, Private Placement*(b)(c)@	1,982,897
4,034	BlackRock Inc., Class A Shares	2,132,534
104,007	Capital One Financial Corp.	7,076,636
96,156	Cboe Global Markets Inc.	10,236,768
205,280	Charles Schwab Corp.	7,371,605
9,493	CME Group Inc., Class A Shares	1,733,422
8,304	Discover Financial Services	394,523
7,195	Franklin Resources Inc.	135,770
14,751	Intercontinental Exchange Inc.	1,434,535
9,902	Invesco Ltd.	78,919
117,856	LPL Financial Holdings Inc.	8,413,740
112,318	Mastercard Inc., Class A Shares	33,795,363
3,040	Nasdaq Inc.	360,118
3,271	Raymond James Financial Inc.	226,615
14,951	Synchrony Financial	304,552
6,190	T Rowe Price Group Inc.	748,371
31,842	Tradeweb Markets Inc., Class A Shares	2,100,298
371,999	Visa Inc., Class A Shares	72,629,085
11,106	Western Union Co.	222,342
30,376	XP Inc., Class A Shares*	922,215
	Total Diversified Financial Services	154,508,618
Equity Real Estate Investment Trusts (REITs) - 1.3%
3,248	Alexandria Real Estate Equities Inc.	499,283
41,586	American Tower Corp.	10,736,258
3,868	Apartment Investment & Management Co., Class A Shares	142,613
3,700	AvalonBay Communities Inc.	577,237
3,809	Boston Properties Inc.	327,498
11,014	Crown Castle International Corp.	1,896,170
6,963	Digital Realty Trust Inc.	999,608
9,737	Duke Realty Corp.	335,732
2,259	Equinix Inc.	1,575,946
267,861	Equity Residential	16,221,662
1,751	Essex Property Trust Inc.	425,090

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 13.2% - (continued)
Equity Real Estate Investment Trusts (REITs) - 1.3% - (continued)
3,431	Extra Space Storage Inc.	$331,949
1,952	Federal Realty Investment Trust	155,984
13,111	Healthpeak Properties Inc.	323,055
18,998	Host Hotels & Resorts Inc.	226,836
7,591	Iron Mountain Inc.	195,544
10,763	Kimco Realty Corp.	119,577
3,022	Mid-America Apartment Communities Inc.	351,640
19,556	Prologis Inc.	1,789,374
3,979	Public Storage	806,702
9,078	Realty Income Corp.	502,104
4,433	Regency Centers Corp.	189,688
2,983	SBA Communications Corp., Class A Shares	937,050
8,129	Simon Property Group Inc.	469,043
2,305	SL Green Realty Corp.	97,087
7,763	UDR Inc.	287,076
9,874	Ventas Inc.	345,096
4,128	Vornado Realty Trust	149,475
10,749	Welltower Inc.	544,652
566,499	Weyerhaeuser Co.	11,437,615
	Total Equity Real Estate Investment Trusts (REITs)	52,996,644
Insurance - 3.9%
19,444	Aflac Inc.	709,123
173,550	Allstate Corp.	16,974,925
849,383	American International Group Inc.	25,532,453
6,202	Aon PLC, Class A Shares	1,221,484
4,941	Arthur J Gallagher & Co.	465,837
93,555	Assurant Inc.	9,596,872
188,978	Berkshire Hathaway Inc., Class B Shares*	35,070,537
179,312	Chubb Ltd.	21,865,305
4,025	Cincinnati Financial Corp.	237,274
1,077	Everest Re Group Ltd.	213,688
2,639	Globe Life Inc.	203,256
9,548	Hartford Financial Services Group Inc.	365,593
5,224	Lincoln National Corp.	198,146
6,776	Loews Corp.	225,234
173,769	Marsh & McLennan Cos., Inc.	18,405,612
20,707	MetLife Inc.	745,659
6,841	Principal Financial Group Inc.	264,199
15,487	Progressive Corp.	1,203,030
10,649	Prudential Financial Inc.	649,163
6,837	Travelers Cos., Inc.	731,422
5,292	Unum Group	80,174
268,062	Voya Financial Inc.	12,076,193
33,310	Willis Towers Watson PLC	6,758,599
3,844	WR Berkley Corp.	222,760
	Total Insurance	154,016,538
Real Estate - 0.0%
8,868	CBRE Group Inc., Class A Shares*	390,015

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 13.2% - (continued)
Savings & Loans - 0.0%
11,516	People’s United Financial Inc.	$131,858
	TOTAL FINANCIAL	523,720,124
INDUSTRIAL - 7.4%
Aerospace/Defense - 2.3%
14,163	Boeing Co.	2,065,674
57,925	General Dynamics Corp.	8,505,128
9,959	Howmet Aerospace Inc.	130,264
45,651	L3Harris Technologies Inc.	9,105,092
25,528	Lockheed Martin Corp.	9,916,096
92,991	Northrop Grumman Corp.	31,170,583
385,660	Raytheon Technologies Corp.	24,882,783
14,658	Teledyne Technologies Inc.*	5,483,851
1,319	TransDigm Group Inc.	560,338
	Total Aerospace/Defense	91,819,809
Building Materials - 0.6%
234,135	Carrier Global Corp.*	4,792,743
3,659	Fortune Brands Home & Security Inc.	223,053
20,435	Johnson Controls International PLC	641,863
274,157	Louisiana-Pacific Corp.	6,472,847
1,656	Martin Marietta Materials Inc.	318,101
7,526	Masco Corp.	351,088
114,002	Vulcan Materials Co.	12,348,697
	Total Building Materials	25,148,392
Electrical Components & Equipment - 0.0%
6,055	AMETEK Inc.	555,304
16,137	Emerson Electric Co.	984,680
	Total Electrical Components & Equipment	1,539,984
Electronics - 0.8%
8,198	Agilent Technologies Inc.	722,572
2,461	Allegion PLC	245,362
7,854	Amphenol Corp., Class A Shares	758,382
156,810	FLIR Systems Inc.	7,244,622
97,327	Fortive Corp.	5,935,000
3,827	Garmin Ltd.	345,081
18,928	Honeywell International Inc.	2,760,649
4,969	Keysight Technologies Inc.*	537,298
645	Mettler-Toledo International Inc.*	512,775
2,943	PerkinElmer Inc.	295,683
27,078	Roper Technologies Inc.	10,663,316
8,860	TE Connectivity Ltd.	719,875
1,707	Waters Corp.*	341,144
	Total Electronics	31,081,759
Engineering & Construction - 0.0%
3,589	Jacobs Engineering Group Inc.	301,548

Environmental Control - 0.0%
4,185	Pentair PLC	163,801
5,580	Republic Services Inc., Class A Shares	476,867
10,339	Waste Management Inc.	1,103,688
	Total Environmental Control	1,744,356
Hand/Machine Tools - 0.0%
1,426	Snap-on Inc.	184,938

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - 7.4% - (continued)
Hand/Machine Tools - 0.0% - (continued)
4,027	Stanley Black & Decker Inc.	$505,187
	Total Hand/Machine Tools	690,125
Machinery-Construction & Mining - 0.5%
154,131	Caterpillar Inc.	18,515,757

Machinery-Diversified - 0.5%
8,341	Deere & Co.	1,268,833
3,848	Dover Corp.	374,218
3,430	Flowserve Corp.	89,523
2,015	IDEX Corp.	321,131
228,753	Ingersoll Rand Inc.*	6,450,835
76,053	Otis Worldwide Corp.	4,004,190
3,061	Rockwell Automation Inc.	661,666
79,059	Westinghouse Air Brake Technologies Corp.	4,828,133
4,770	Xylem Inc.	316,442
	Total Machinery-Diversified	18,314,971
Miscellaneous Manufacturers - 1.5%
15,233	3M Co.	2,383,050
169,403	AO Smith Corp.	8,046,642
123,057	Eaton Corp. PLC	10,447,539
835,354	General Electric Co.	5,488,276
7,748	Illinois Tool Works Inc.	1,336,220
17,956	Parker-Hannifin Corp.	3,231,541
285,797	Textron Inc.	8,851,133
159,244	Trane Technologies PLC	14,365,401
	Total Miscellaneous Manufacturers	54,149,802
Packaging & Containers - 0.0%
42,918	Amcor PLC	438,193
8,666	Ball Corp.	617,539
2,508	Packaging Corp. of America	254,336
4,168	Sealed Air Corp.	133,793
6,832	WestRock Co.	191,706
	Total Packaging & Containers	1,635,567
Shipbuilding - 0.2%
40,867	Huntington Ingalls Industries Inc.	8,168,905

Transportation - 1.0%
3,583	CH Robinson Worldwide Inc.	290,689
20,600	CSX Corp.	1,474,548
4,511	Expeditors International of Washington Inc.	344,505
69,426	FedEx Corp.	9,064,259
35,002	JB Hunt Transport Services Inc.	4,188,689
2,626	Kansas City Southern	395,265
6,907	Norfolk Southern Corp.	1,231,449
2,537	Old Dominion Freight Line Inc.	434,055
86,107	Union Pacific Corp.	14,626,135
92,879	United Parcel Service Inc., Class B Shares	9,260,965
	Total Transportation	41,310,559
	TOTAL INDUSTRIAL	294,421,534
TECHNOLOGY - 19.9%
Computers - 3.4%
16,823	Accenture PLC, Class A Shares	3,391,853
261,073	Apple Inc.	83,005,550
293,161	Cognizant Technology Solutions Corp., Class A Shares	15,537,533

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - 19.9% - (continued)
Computers - 3.4% - (continued)
33,302	Crowdstrike Holdings Inc., Class A Shares*	$2,924,249
6,496	DXC Technology Co.	92,308
3,761	Fortinet Inc.*	523,531
34,278	Hewlett Packard Enterprise Co.	332,839
39,256	HP Inc.	594,336
77,143	International Business Machines Corp.	9,635,161
73,465	Leidos Holdings Inc.	7,735,130
6,046	NetApp Inc.	269,289
6,124	Seagate Technology PLC	324,817
159,630	Western Digital Corp.	7,082,783
	Total Computers	131,449,379
Office/Business Equipment - 0.1%
5,000	Xerox Holdings Corp.	79,400
20,814	Zebra Technologies Corp., Class A Shares*	5,439,114
	Total Office/Business Equipment	5,518,514
Semiconductors - 5.2%
272,704	Advanced Micro Devices Inc.*	14,671,475
9,756	Analog Devices Inc.	1,101,940
539,383	Applied Materials Inc.	30,302,537
29,089	ASML Holding NV, Class NY Registered Shares, ADR	9,585,116
72,408	Broadcom Inc.	21,090,278
682,580	Intel Corp.	42,954,759
956	IPG Photonics Corp.*	148,562
4,180	KLA Corp.	735,513
3,843	Lam Research Corp.	1,051,714
268,089	Marvell Technology Group Ltd.	8,745,063
7,168	Maxim Integrated Products Inc.	413,450
41,085	Microchip Technology Inc.	3,944,982
132,228	Micron Technology Inc.*	6,335,044
133,846	NVIDIA Corp.	47,518,007
3,077	Qorvo Inc.*	322,285
160,905	QUALCOMM Inc.	13,013,996
4,513	Skyworks Solutions Inc.	534,971
24,762	Texas Instruments Inc.	2,940,240
6,661	Xilinx Inc.	612,479
	Total Semiconductors	206,022,411
Software - 11.2%
247,990	Activision Blizzard Inc.	17,850,320
108,573	Adobe Inc.*	41,974,322
4,281	Akamai Technologies Inc.*	452,930
2,267	ANSYS Inc.*	641,561
43,613	Autodesk Inc.*	9,175,303
3,037	Broadridge Financial Solutions Inc.	367,781
7,433	Cadence Design Systems Inc.*	678,559
8,321	Cerner Corp.	606,601
3,047	Citrix Systems Inc.	451,322
57,600	Datadog Inc., Class A Shares*	4,105,152
7,735	Electronic Arts Inc.*	950,477
144,115	Fidelity National Information Services Inc.	20,007,485
137,165	Fiserv Inc.*	14,645,107
136,473	Intuit Inc.	39,620,841
2,038	Jack Henry & Associates Inc.	368,593
504,338	Microsoft Corp.	92,419,939

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - 19.9% - (continued)
Software - 11.2% - (continued)
84,713	MSCI Inc., Class A Shares	$27,857,870
366,890	Oracle Corp.	19,727,675
8,439	Paychex Inc.	609,971
19,835	Paycom Software Inc.*	5,895,557
294,427	salesforce.com Inc.*	51,462,895
108,673	ServiceNow Inc.*	42,157,517
102,610	Slack Technologies Inc., Class A Shares*	3,596,481
1,898	Snowflake Inc.*(b)(c)@	73,585
198,139	Splunk Inc.*	36,822,152
20,012	Stripe Inc., Series C*(b)(c)@	313,988
3,982	Synopsys Inc.*	720,384
2,998	Take-Two Interactive Software Inc.*	408,238
28,484	Temenos AG, Class Registered Shares	4,344,339
19,915	VMware Inc., Class A Shares*	3,112,117
19,259	Workday Inc., Class A Shares*	3,532,678
	Total Software	444,951,740
	TOTAL TECHNOLOGY	787,942,044
UTILITIES - 1.8%
Electric - 1.8%
17,587	AES Corp.	219,662
6,367	Alliant Energy Corp.	314,275
6,517	Ameren Corp.	487,015
100,891	American Electric Power Co., Inc.	8,600,958
13,305	CenterPoint Energy Inc.	236,563
7,519	CMS Energy Corp.	440,463
8,806	Consolidated Edison Inc.	660,978
21,804	Dominion Energy Inc.	1,853,558
5,089	DTE Energy Co.	547,424
19,312	Duke Energy Corp.	1,653,686
292,269	Edison International	16,983,752
5,274	Entergy Corp.	536,999
6,037	Evergy Inc.	372,422
8,577	Eversource Energy	717,895
25,751	Exelon Corp.	986,521
14,313	FirstEnergy Corp.	604,867
12,948	NextEra Energy Inc.	3,308,991
6,665	NRG Energy Inc.	240,273
2,978	Pinnacle West Capital Corp.	231,986
732,272	PPL Corp.	20,459,680
13,397	Public Service Enterprise Group Inc.	683,783
44,409	Sempra Energy	5,609,301
27,781	Southern Co.	1,585,462
8,356	WEC Energy Group Inc.	766,496
13,891	Xcel Energy Inc.	903,332
	Total Electric	69,006,342
Gas - 0.0%
3,161	Atmos Energy Corp.	324,887
9,895	NiSource Inc.	235,798
	Total Gas	560,685

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - 1.8% - (continued)
Water - 0.0%
4,789	American Water Works Co., Inc.	$608,203

	TOTAL UTILITIES	70,175,230
	TOTAL COMMON STOCKS
	(Cost - $3,191,108,982)	3,903,783,415
PREFERRED STOCKS - 0.1%
COMMUNICATIONS - 0.0%
Internet - 0.0%
2,858	DoorDash Inc., Series G, Private Placement*(b)(c)@	542,154
CONSUMER CYCLICAL - 0.1%
Auto Manufacturers - 0.1%
48,210	Aurora Innovation Inc., Series B, Private Placement*(b)(c)@	445,475
213,270	Rivian Automotive Inc.*(b)(c)@	2,291,373
9,549	Waymo LLC*(b)(c)@	819,946
	Total Auto Manufacturers	3,556,794
	TOTAL CONSUMER CYCLICAL	3,556,794
INDUSTRIAL - 0.0%
Electrical Components & Equipment - 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(b)(c)@	883,300
TECHNOLOGY - 0.0%
Software - 0.0%
15,057	Magic Leap Inc., Series D, Private Placement*(b)(c)@	81,308
17,300	Uipath Inc, Series D1, Private Placement*(b)(c)@	680,784
2,905	Uipath Inc, Series D2, Private Placement*(b)(c)@	114,317
	Total Software	876,409
	TOTAL TECHNOLOGY	876,409
	TOTAL PREFERRED STOCKS
	(Cost - $6,183,888)	5,858,657
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $3,197,292,870)	3,909,642,072

Face Amount†
SHORT-TERM INVESTMENTS - 1.8%
TIME DEPOSITS - 1.8%
$9,191,033		ANZ National Bank - London, 0.010% due 6/1/20	9,191,033
35,316,715		Barclays Bank PLC - London, 0.010% due 6/1/20	35,316,715
19,969	CHF	BNP Paribas SA - Paris, (1.470)% due 6/2/20	20,761
		Brown Brothers Harriman - Grand Cayman:
4	GBP	0.010% due 6/1/20	5
151,247	HKD	0.010% due 6/1/20	19,512
4		0.010% due 6/1/20	4
3,987	CAD	0.040% due 6/1/20	2,896
7,742,199		Citibank - New York, 0.010% due 6/1/20	7,742,199
19,876,643		JPMorgan Chase & Co. - New York, 0.010% due 6/1/20	19,876,643
		TOTAL TIME DEPOSITS
		(Cost - $72,169,768)	72,169,768

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Face Amount	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.3%
MONEY MARKET FUND - 0.3%
$10,464,183	Federated Government Obligations Fund, Premier Class, 0.129%(d)
	(Cost - $10,464,183)	$10,464,183
	TOTAL INVESTMENTS - 100.6%
	(Cost - $3,279,926,821)	3,992,276,023
	Liabilities in Excess of Other Assets - (0.6)%	(25,548,917)
	TOTAL NET ASSETS - 100.0%	$3,966,727,106

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2020, amounts to approximately $8,229,127 and represents 0.20% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$1,982,897	0.05%
Aurora Innovation Inc., Series B, Private Placement	3/1/2019	445,475	445,475	0.01%
DoorDash Inc., Series G, Private Placement	11/12/2019	542,154	542,154	0.01%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	883,300	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	81,308	0.00%
Rivian Automotive Inc.	12/23/2019	2,291,373	2,291,373	0.06%
Snowflake Inc.	3/17/2020	73,617	73,585	0.00%
Stripe Inc., Series C	12/17/2019	313,988	313,988	0.01%
Uipath Inc., Series D1, Private Placement	4/26/2019	680,784	680,784	0.02%
Uipath Inc., Series D2, Private Placement	4/26/2019	114,317	114,317	0.00%
Waymo LLC	5/8/2020	819,946	819,946	0.02%
Total			$8,229,127	0.20%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Summary of Investments by Security Sector^
Consumer Non-cyclical	27.3%
Technology	19.8
Communications	16.5
Financial	13.1
Industrial	7.4
Consumer Cyclical	6.7
Basic Materials	2.9
Energy	2.4
Utilities	1.8
Short-Term Investments	1.8
Money Market Fund	0.3
100.0%

^ As a percentage of total investments.

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

At May 31, 2020, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	53	6/20	$6,897,157	$8,061,300	$1,164,143

At May 31, 2020, Destinations Large Cap Equity Fund had deposited cash of $631,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
GBP	—	British Pound
HKD	—	Hong Kong Dollar

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.8%
BASIC MATERIALS - 2.6%
Chemicals - 2.4%
18,700	Air Products & Chemicals Inc.	$4,518,855
21,577	Cabot Corp.	770,730
41,113	HB Fuller Co.	1,546,671
21,609	Ingevity Corp.*	1,138,146
102,878	Olin Corp.	1,237,622
57,200	PPG Industries Inc.	5,815,524
18,940	Sensient Technologies Corp.	949,273
129,622	Valvoline Inc.	2,378,564
48,969	WR Grace & Co.	2,556,182
	Total Chemicals	20,911,567
Mining - 0.2%
202,143	Livent Corp.*	1,362,444
	TOTAL BASIC MATERIALS	22,274,011
COMMUNICATIONS - 5.0%
Internet - 2.7%
45,255	Cardlytics Inc.*	3,081,413
32,492	Cogent Communications Holdings Inc.	2,486,288
88,784	EverQuote Inc., Class A Shares*	4,787,233
35,696	Fiverr International Ltd.*(a)	2,324,524
682,702	Limelight Networks Inc.*	3,372,548
63,351	Perficient Inc.*	2,156,468
366,646	Rubicon Project Inc.*	2,298,870
112,246	Upwork Inc.*	1,396,340
215,943	US Auto Parts Network Inc.*	1,505,123
	Total Internet	23,408,807
Media - 0.3%
30,313	Nexstar Media Group Inc., Class A Shares	2,525,376
Telecommunications - 2.0%
111,900	Motorola Solutions Inc.	15,143,427
259,687	Viavi Solutions Inc.*	3,009,772
	Total Telecommunications	18,153,199
	TOTAL COMMUNICATIONS	44,087,382
CONSUMER CYCLICAL - 9.7%
Apparel - 0.7%
23,972	Carter’s Inc.	2,059,435
91,482	Crocs Inc.*	2,620,959
22,699	Oxford Industries Inc.	967,431
37,926	Steven Madden Ltd.	892,020
	Total Apparel	6,539,845
Auto Parts & Equipment - 1.0%
218,900	BorgWarner Inc.	7,037,635
94,720	Spartan Motors Inc.	1,617,818
	Total Auto Parts & Equipment	8,655,453
Entertainment - 0.5%
187,302	GAN Ltd.*	4,100,041
Home Builders - 1.1%
31,522	Century Communities Inc.*	931,160
30,581	Installed Building Products Inc.*	1,965,747
31,285	LGI Homes Inc.*	2,609,795
65,785	Skyline Champion Corp.*	1,634,099

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - 9.7% - (continued)
Home Builders - 1.1% - (continued)
40,776	Winnebago Industries Inc.	$2,218,214
	Total Home Builders	9,359,015
Home Furnishings - 1.0%
103,500	Dolby Laboratories Inc., Class A Shares	6,285,555
192,509	Purple Innovation Inc., Class A Shares*	2,760,579
	Total Home Furnishings	9,046,134
Leisure Time - 1.5%
107,589	Callaway Golf Co.	1,648,264
83,822	Camping World Holdings Inc., Class A Shares(a)	1,775,350
42,076	Fox Factory Holding Corp.*	3,034,100
34,552	Malibu Boats Inc., Class A Shares*	1,628,436
249,067	Nautilus Inc.*	1,521,799
82,553	OneWater Marine Inc., Class A Shares*(a)	1,217,657
113,113	Vista Outdoor Inc.*	1,098,327
39,874	YETI Holdings Inc.*	1,279,955
	Total Leisure Time	13,203,888
Retail - 3.9%
36,500	Advance Auto Parts Inc.	5,085,180
90,622	Aspen Aerogels Inc.*	561,856
44,200	Best Buy Co., Inc.	3,451,578
49,395	Big Lots Inc.	1,914,056
62,910	BJ’s Wholesale Club Holdings Inc.*	2,264,760
26,534	Freshpet Inc.*	2,047,894
95,197	GrowGeneration Corp.*	629,252
31,181	Kura Sushi USA Inc., Class A Shares*(a)	454,931
138,930	Lovesac Co.*(a)	2,543,808
38,387	MarineMax Inc.*	730,505
58,985	National Vision Holdings Inc.*	1,579,618
22,930	Papa John’s International Inc.	1,786,018
78,987	PetIQ Inc., Class A Shares*	2,423,321
116,328	Sonic Automotive Inc., Class A Shares	3,057,100
212,255	Sportsman’s Warehouse Holdings Inc.*	2,370,888
18,569	Texas Roadhouse Inc., Class A Shares	962,803
402,647	Waitr Holdings Inc.*(a)	994,538
11,783	Wingstop Inc.	1,436,937
	Total Retail	34,295,043
	TOTAL CONSUMER CYCLICAL	85,199,419
CONSUMER NON-CYCLICAL - 24.7%
Agriculture - 0.5%
185,135	Darling Ingredients Inc.*	4,315,497
Beverages - 0.2%
37,321	MGP Ingredients Inc.	1,399,911
Biotechnology - 5.0%
63,209	Apellis Pharmaceuticals Inc.*	2,129,511
86,365	Applied Therapeutics Inc.*	3,931,335
31,832	Argenx SE, ADR*	6,980,758
68,462	BELLUS Health Inc.*	718,166
61,736	Black Diamond Therapeutics Inc.*	2,410,791
43,583	Crinetics Pharmaceuticals Inc.*	712,146
169,708	Dicerna Pharmaceuticals Inc.*	3,660,602
21,399	Eidos Therapeutics Inc.*	1,046,625
155,690	Gamida Cell Ltd.*	876,535

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 24.7% - (continued)
Biotechnology - 5.0% - (continued)
103,019	Immunovant Inc.*(a)	$2,643,468
15,330	Mirati Therapeutics Inc.*	1,520,583
74,682	NeoGenomics Inc.*	1,993,263
76,538	Orchard Therapeutics PLC, ADR*	727,111
106,796	SpringWorks Therapeutics Inc.*	4,065,724
37,631	Sutro Biopharma Inc.*	376,686
41,778	Turning Point Therapeutics Inc.*	2,893,126
95,263	Twist Bioscience Corp.*	3,615,231
74,940	Xenon Pharmaceuticals Inc.*	1,026,678
63,979	Y-mAbs Therapeutics Inc.*	2,442,718
	Total Biotechnology	43,771,057
Commercial Services - 2.2%
87,832	Aspen Group Inc.*	736,910
27,100	Global Payments Inc.	4,864,179
46,296	Herc Holdings Inc.*	1,319,436
53,817	Huron Consulting Group Inc.*	2,489,574
60,474	Kelly Services Inc., Class A Shares	906,505
59,357	Korn Ferry	1,796,143
156,447	Repay Holdings Corp., Class A Shares*	3,604,539
178,972	Team Inc.*	882,332
145,775	Universal Technical Institute Inc.*	1,080,193
26,983	Vectrus Inc.*	1,481,906
	Total Commercial Services	19,161,717
Cosmetics/Personal Care - 0.4%
216,700	elf Beauty Inc.*	3,714,238
Food - 2.3%
43,350	Cal-Maine Foods Inc.*	1,931,676
84,270	Hain Celestial Group Inc.*	2,652,820
208,072	Hostess Brands Inc., Class A Shares*	2,512,469
194,300	Kroger Co.	6,338,066
18,561	Sanderson Farms Inc.	2,450,423
83,133	TreeHouse Foods Inc.*	4,381,940
	Total Food	20,267,394
Healthcare-Products - 6.5%
327,840	Alphatec Holdings Inc.*	1,458,888
52,192	Axonics Modulation Technologies Inc.*(a)	1,913,881
80,791	Castle Biosciences Inc.*	3,104,798
168,417	Envista Holdings Corp.*	3,560,335
22,782	Inari Medical Inc.*	1,002,408
53,147	Inspire Medical Systems Inc.*	4,333,606
53,545	Integra LifeSciences Holdings Corp.*	2,790,230
100,935	Natera Inc.*	4,426,000
35,850	NuVasive Inc.*	2,172,510
105,443	OrthoPediatrics Corp.*	4,864,086
158,601	SeaSpine Holdings Corp.*	1,689,101
24,181	Tactile Systems Technology Inc.*	1,171,569
49,000	Tandem Diabetes Care Inc.*	4,074,350
12,900	Teleflex Inc.	4,680,894
122,200	Zimmer Biomet Holdings Inc.	15,438,748
	Total Healthcare-Products	56,681,404
Healthcare-Services - 1.9%
11,500	Humana Inc.	4,722,475

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 24.7% - (continued)
Healthcare-Services - 1.9% - (continued)
52,000	Quest Diagnostics Inc.	$6,150,560
122,976	SI-BONE Inc.*	2,150,850
141,678	Vapotherm Inc.*	3,772,885
	Total Healthcare-Services	16,796,770
Household Products/Wares - 0.8%
53,700	Avery Dennison Corp.	5,942,979
29,191	Spectrum Brands Holdings Inc.	1,381,318
	Total Household Products/Wares	7,324,297
Pharmaceuticals - 4.9%
44,661	Axsome Therapeutics Inc.*	3,438,004
35,078	Bioxcel Therapeutics Inc.*	1,633,232
67,184	Collegium Pharmaceutical Inc.*	1,481,407
320,553	Cytokinetics Inc.*	6,638,653
36,675	Global Blood Therapeutics Inc.*	2,564,316
29,634	IMARA Inc.*(b)	992,443
134,160	Kala Pharmaceuticals Inc.*	1,651,510
40,659	Kodiak Sciences Inc.*	2,626,978
124,253	Merus NV*	1,696,053
44,829	Momenta Pharmaceuticals Inc.*	1,411,217
56,491	MyoKardia Inc.*	5,778,464
86,307	Odonate Therapeutics Inc.*	2,819,650
78,943	Prestige Consumer Healthcare Inc.*	3,331,395
43,733	Principia Biopharma Inc.*	2,794,101
120,669	Revance Therapeutics Inc.*	2,521,982
84,216	scPharmaceuticals Inc.*	701,519
	Total Pharmaceuticals	42,080,924
	TOTAL CONSUMER NON-CYCLICAL	215,513,209
ENERGY - 1.7%
Energy-Alternate Sources - 0.8%
869,442	Plug Power Inc.*(a)	3,660,351
120,318	Sunnova Energy International Inc.*	1,804,770
75,579	TPI Composites Inc.*	1,568,264
	Total Energy-Alternate Sources	7,033,385
Oil & Gas - 0.7%
48,530	Murphy USA Inc.*	5,634,333
64,263	Parsley Energy Inc., Class A Shares	587,364
21,678	PDC Energy Inc.*	264,038
	Total Oil & Gas	6,485,735
Oil & Gas Services - 0.2%
32,336	DMC Global Inc.	923,193
90,045	Select Energy Services Inc., Class A Shares*	534,867
	Total Oil & Gas Services	1,458,060
	TOTAL ENERGY	14,977,180
FINANCIAL - 16.7%
Banks - 4.0%
103,004	Bank of NT Butterfield & Son Ltd.	2,516,388
113,082	BankUnited Inc.	2,089,755
175,108	First Horizon National Corp.	1,637,260
391,719	FNB Corp.	2,902,638
56,166	IBERIABANK Corp.	2,382,000
198,136	Pinnacle Financial Partners Inc.	7,895,720
98,182	TriState Capital Holdings Inc.*	1,467,821

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 16.7% - (continued)
Banks - 4.0% - (continued)
93,294	Triumph Bancorp Inc.*	$2,290,368
120,346	Umpqua Holdings Corp.	1,370,741
101,710	Univest Financial Corp.	1,672,112
25,562	Western Alliance Bancorp	975,190
235,900	Zions Bancorp N.A.	7,762,289
	Total Banks	34,962,282
Diversified Financial Services - 1.6%
125,400	Capital One Financial Corp.	8,532,216
34,844	Cohen & Steers Inc.	2,214,336
111,441	I3 Verticals Inc., Class A Shares*	3,216,187
	Total Diversified Financial Services	13,962,739
Equity Real Estate Investment Trusts (REITs) - 4.7%
36,950	Alexandria Real Estate Equities Inc.	5,679,954
283,300	American Homes 4 Rent, Class A Shares	7,150,492
123,901	Blackstone Mortgage Trust Inc., Class A Shares	2,922,825
157,536	Columbia Property Trust Inc.	2,005,433
104,434	Corporate Office Properties Trust	2,607,717
78,604	Dynex Capital Inc.	1,010,847
39,800	Federal Realty Investment Trust	3,180,418
152,529	Lexington Realty Trust	1,482,582
464,100	Medical Properties Trust Inc.	8,390,928
22,100	SBA Communications Corp., Class A Shares	6,942,273
	Total Equity Real Estate Investment Trusts (REITs)	41,373,469
Insurance - 5.4%
123,667	BRP Group Inc., Class A Shares*	1,533,471
12,423	eHealth Inc.*	1,620,208
42,248	Goosehead Insurance Inc., Class A Shares*	2,532,768
10,072	Hanover Insurance Group Inc.	1,010,725
213,400	Hartford Financial Services Group Inc.	8,171,086
23,338	James River Group Holdings Ltd.	902,480
31,063	Kemper Corp.	1,969,394
24,858	Kinsale Capital Group Inc.	3,711,796
217,869	MGIC Investment Corp.	1,788,704
73,302	Palomar Holdings Inc.*	5,455,135
122,100	Progressive Corp.	9,484,728
42,100	Willis Towers Watson PLC	8,542,090
	Total Insurance	46,722,585
Investment Companies - 0.3%
298,374	Grid Dynamics Holdings Inc.*	2,378,041
Private Equity - 0.3%
261,719	Hercules Capital Inc.(a)	2,915,550
Savings & Loans - 0.4%
257,709	Sterling Bancorp	3,169,821
	TOTAL FINANCIAL	145,484,487
INDUSTRIAL - 15.7%
Aerospace/Defense - 1.1%
37,262	Hexcel Corp.	1,348,512
40,600	L3Harris Technologies Inc.	8,097,670
	Total Aerospace/Defense	9,446,182
Building Materials - 1.2%
21,500	Lennox International Inc.	4,597,560
12,800	Martin Marietta Materials Inc.	2,458,752

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - 15.7% - (continued)
Building Materials - 1.2% - (continued)
23,582	Masonite International Corp.*	$1,565,373
117,633	PGT Innovations Inc.*	1,600,985
	Total Building Materials	10,222,670
Electrical Components & Equipment - 2.8%
58,800	AMETEK Inc.	5,392,548
22,801	Belden Inc.	776,146
254,000	Energizer Holdings Inc.	11,145,520
13,482	Generac Holdings Inc.*	1,500,142
138,892	nLight Inc.*	2,994,512
48,134	Vicor Corp.*	2,935,211
	Total Electrical Components & Equipment	24,744,079
Electronics - 2.9%
112,100	Agilent Technologies Inc.	9,880,494
115,700	FLIR Systems Inc.	5,345,340
51,400	Garmin Ltd.	4,634,738
58,100	PerkinElmer Inc.	5,837,307
	Total Electronics	25,697,879
Engineering & Construction - 1.0%
18,038	EMCOR Group Inc.	1,146,315
72,000	Jacobs Engineering Group Inc.	6,049,440
124,745	WillScot Corp., Class A Shares*	1,664,098
	Total Engineering & Construction	8,859,853
Environmental Control - 1.2%
41,922	Casella Waste Systems Inc., Class A Shares*	2,135,926
43,253	Clean Harbors Inc.*	2,568,796
117,961	Harsco Corp.*	1,316,445
45,500	Republic Services Inc., Class A Shares	3,888,430
	Total Environmental Control	9,909,597
Hand/Machine Tools - 1.0%
26,461	Regal Beloit Corp.	2,104,708
52,300	Stanley Black & Decker Inc.	6,561,035
	Total Hand/Machine Tools	8,665,743
Machinery-Construction & Mining - 0.4%
56,480	BWX Technologies Inc.	3,533,954

Machinery-Diversified - 1.4%
60,240	Altra Industrial Motion Corp.	1,867,440
82,909	Chart Industries Inc.*	3,254,178
39,000	IDEX Corp.	6,215,430
25,180	SPX FLOW Inc.*	870,724
	Total Machinery-Diversified	12,207,772
Metal Fabricate/Hardware - 0.1%
42,436	CIRCOR International Inc.*	682,371

Miscellaneous Manufacturers - 1.5%
65,757	Enerpac Tool Group Corp., Class A Shares	1,177,050
33,563	EnPro Industries Inc.	1,513,020
32,684	Hillenbrand Inc.	841,286
55,813	ITT Inc.	3,220,410
33,156	Standex International Corp.	1,754,284
141,200	Textron Inc.	4,372,964
	Total Miscellaneous Manufacturers	12,879,014
Packaging & Containers - 0.3%
123,333	O-I Glass Inc.	944,731

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - 15.7% - (continued)
Packaging & Containers - 0.3% - (continued)
58,711	Silgan Holdings Inc.	$1,963,296
	Total Packaging & Containers	2,908,027
Transportation - 0.8%
36,975	Atlas Air Worldwide Holdings Inc.*	1,444,243
90,600	Knight-Swift Transportation Holdings Inc., Class A Shares	3,769,866
64,208	Marten Transport Ltd.	1,643,083
	Total Transportation	6,857,192
	TOTAL INDUSTRIAL	136,614,333
TECHNOLOGY - 12.0%
Computers - 1.8%
16,751	CACI International Inc., Class A Shares*	4,200,816
113,159	Endava PLC, ADR*	5,440,685
54,946	ExlService Holdings Inc.*	3,361,047
96,235	Virtusa Corp.*	2,893,786
	Total Computers	15,896,334
Semiconductors - 6.0%
60,200	Analog Devices Inc.	6,799,590
63,156	FormFactor Inc.*	1,589,637
32,275	Inphi Corp.*	4,055,999
51,500	KLA Corp.	9,061,940
133,363	MACOM Technology Solutions Holdings Inc.*	4,234,275
204,700	Marvell Technology Group Ltd.	6,677,314
23,679	Semtech Corp.*	1,259,249
50,030	Silicon Motion Technology Corp., ADR	2,254,852
102,771	SiTime Corp.*	3,063,604
60,276	Ultra Clean Holdings Inc.*	1,249,522
124,500	Xilinx Inc.	11,447,775
	Total Semiconductors	51,693,757
Software - 4.2%
37,777	Bandwidth Inc., Class A Shares*	4,187,580
53,400	Broadridge Financial Solutions Inc.	6,466,740
25,953	Everbridge Inc.*	3,795,886
105,231	Fastly Inc., Class A Shares*	4,539,665
21,574	Five9 Inc.*	2,248,011
132,230	Glu Mobile Inc.*	1,319,655
49,445	ManTech International Corp., Class A Shares	3,843,854
54,046	Model N Inc.*	1,735,958
67,836	Phreesia Inc.*	1,988,952
62,611	PROS Holdings Inc.*	2,438,698
34,395	Schrodinger Inc.*(a)	2,354,338
105,163	SVMK Inc.*	2,119,034
	Total Software	37,038,371
	TOTAL TECHNOLOGY	104,628,462
UTILITIES - 7.7%
Electric - 7.4%
101,000	Ameren Corp.	7,547,730
85,600	American Electric Power Co., Inc.	7,297,400
27,154	Black Hills Corp.	1,675,673
129,200	CMS Energy Corp.	7,568,536
81,900	Evergy Inc.	5,052,411
275,000	FirstEnergy Corp.	11,621,500
31,260	Hawaiian Electric Industries Inc.	1,233,520

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - 7.7% - (continued)
Electric - 7.4% - (continued)
28,496	IDACORP Inc.	$2,656,682
86,511	Portland General Electric Co.	4,075,533
162,100	Public Service Enterprise Group Inc.	8,273,584
58,300	Sempra Energy	7,363,873
	Total Electric	64,366,442
Gas - 0.3%
33,417	Spire Inc.	2,436,768
	TOTAL UTILITIES	66,803,210
	TOTAL COMMON STOCKS (Cost - $736,241,690)	835,581,693
EXCHANGE TRADED FUNDS (ETFs) - 0.5%
11,898	iShares Core S&P Mid-Cap	2,095,476
33,758	iShares Core S&P Small-Cap	2,232,754
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $4,302,308)	4,328,230
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $740,543,998)	839,909,923

Face Amount
SHORT-TERM INVESTMENTS - 3.7%
TIME DEPOSIT - 3.7%
$32,811,343	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.010% due 6/1/20	32,811,343
	(Cost - $32,811,343)	32,811,343
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.6%
MONEY MARKET FUND - 1.6%
13,770,267	Federated Government Obligations Fund, Premier Class, 0.129%(c) (Cost - $13,770,267)	13,770,267
	TOTAL INVESTMENTS - 101.6% (Cost - $787,125,608)	886,491,533
	Liabilities in Excess of Other Assets - (1.6)%	(14,177,892)
	TOTAL NET ASSETS - 100.0%	$872,313,641

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The value of illiquid holding at May 31, 2020, amounts to approximately $992,443 and represents 0.11% of net assets.
(c)	Represents investment of collateral received from securities lending transactions. # Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Summary of Investments by Security Sector^
Consumer Non-cyclical	24.3%
Financial	16.4
Industrial	15.4
Technology	11.8
Consumer Cyclical	9.6
Utilities	7.5
Communications	5.0
Basic Materials	2.5
Energy	1.7
Exchange Traded Funds (ETFs)	0.5
Short-Term Investments	3.7
Money Market Fund	1.6
100.0%

^	As a percentage of total investments.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 87.4%
BASIC MATERIALS - 0.8%
Chemicals - 0.8%
34,693	DuPont de Nemours Inc.	$1,759,976
45,540	Nutrien Ltd.	1,554,605
	Total Chemicals	3,314,581
	TOTAL BASIC MATERIALS	3,314,581
COMMUNICATIONS - 15.3%
Media - 0.8%
82,927	Comcast Corp., Class A Shares	3,283,909

Telecommunications - 14.5%
404,272	AT&T Inc.	12,475,834
189,200	BCE Inc. (Listed in Canada)	7,864,553
24,918	BCE Inc. (Listed in United States)	1,033,349
215,095	Cisco Systems Inc.	10,285,843
87,985	Nippon Telegraph & Telephone Corp.	1,993,930
122,649	SK Telecom Co., Ltd., ADR	2,360,993
157,072	Telefonica Brasil SA	1,388,069
211,176	Verizon Communications Inc.	12,117,279
4,498,593	Vodafone Group PLC	7,389,377
	Total Telecommunications	56,909,227
	TOTAL COMMUNICATIONS	60,193,136
CONSUMER CYCLICAL - 1.7%
Distribution/Wholesale - 0.7%
166,900	Mitsui & Co., Ltd.	2,531,086

Retail - 0.4%
13,125	Lowe’s Cos., Inc.	1,710,844

Toys/Games/Hobbies - 0.6%
5,901	Nintendo Co., Ltd.	2,382,396
	TOTAL CONSUMER CYCLICAL	6,624,326
CONSUMER NON-CYCLICAL - 26.4%
Agriculture - 5.3%
186,500	British American Tobacco PLC	7,345,403
181,191	Philip Morris International Inc.	13,292,172
	Total Agriculture	20,637,575
Beverages - 3.2%
158,636	Coca-Cola Co.	7,405,128
38,585	PepsiCo Inc.	5,075,857
	Total Beverages	12,480,985
Biotechnology - 1.1%
11,000	Amgen Inc.	2,526,700
24,950	Gilead Sciences Inc.	1,941,858
	Total Biotechnology	4,468,558
Cosmetics/Personal Care - 1.4%
105,550	Unilever PLC	5,646,260

Food - 0.6%
69,900	Seven & i Holdings Co., Ltd.	2,389,738

Healthcare-Services - 1.2%
9,641	Anthem Inc.	2,835,515
24,131	Fresenius Medical Care AG & Co. KGaA	2,025,159
	Total Healthcare-Services	4,860,674

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 26.4% - (continued)
Household Products/Wares - 0.4%
15,806	Henkel AG & Co. KGaA	$1,408,612

Pharmaceuticals - 13.2%
146,301	AbbVie Inc.	13,557,714
17,105	AstraZeneca PLC	1,812,277
24,306	Bayer AG, Class Registered Shares	1,638,352
39,605	Bristol-Myers Squibb Co.	2,365,211
575,894	GlaxoSmithKline PLC	11,888,884
68,025	Merck & Co., Inc.	5,490,978
301,725	Pfizer Inc.	11,522,878
4,312	Roche Holding AG	1,491,503
21,584	Sanofi	2,097,254
	Total Pharmaceuticals	51,865,051
	TOTAL CONSUMER NON-CYCLICAL	103,757,453
ENERGY - 9.6%
Oil & Gas - 6.2%
1,056,875	BP PLC	3,990,288
134,290	Chevron Corp.	12,314,393
175,350	Exxon Mobil Corp.	7,973,165
	Total Oil & Gas	24,277,846
Pipelines - 3.4%
232,750	Enbridge Inc.	7,570,123
156,735	Enterprise Products Partners LP	2,993,638
65,900	TC Energy Corp.	2,969,999
	Total Pipelines	13,533,760
	TOTAL ENERGY	37,811,606
FINANCIAL - 10.8%
Banks - 7.3%
88,445	Bank of America Corp.	2,133,293
107,125	Canadian Imperial Bank of Commerce	6,869,601
57,823	Citigroup Inc.	2,770,300
241,620	ING Groep NV	1,557,299
22,417	JPMorgan Chase & Co.	2,181,398
426,450	KeyCorp	5,053,433
258,680	Oversea-Chinese Banking Corp., Ltd	1,565,427
36,850	PNC Financial Services Group Inc.	4,202,374
207,900	Regions Financial Corp.	2,351,349
	Total Banks	28,684,474
Diversified Financial Services - 0.7%
16,126	Deutsche Boerse AG	2,647,628

Equity Real Estate Investment Trusts (REITs) - 0.5%
62,750	National Retail Properties Inc.	1,969,723

Insurance - 2.3%
57,038	Ageas SA/NV	1,941,959
9,715	Allianz SE, Class Registered Shares	1,755,952
39,157	CNA Financial Corp.	1,183,716
82,231	Old Republic International Corp.	1,281,981

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 10.8% - (continued)
Insurance - 2.3% - (continued)
9,300	Zurich Insurance Group AG	$2,992,515
	Total Insurance	9,156,123
	TOTAL FINANCIAL	42,457,948
INDUSTRIAL - 5.3%
Aerospace/Defense - 0.9%
16,143	General Dynamics Corp.	2,370,277
13,143	Thales SA	1,003,503
	Total Aerospace/Defense	3,373,780
Miscellaneous Manufacturers - 1.6%
16,775	3M Co.	2,624,281
20,409	Eaton Corp. PLC	1,732,724
17,733	Siemens AG, Class Registered Shares	1,939,603
	Total Miscellaneous Manufacturers	6,296,608
Transportation - 2.8%
104,701	Deutsche Post AG, Class Registered Shares	3,252,076
77,650	United Parcel Service Inc., Class B Shares	7,742,481
	Total Transportation	10,994,557
	TOTAL INDUSTRIAL	20,664,945
TECHNOLOGY - 4.2%
Computers - 1.4%
26,110	Amdocs Ltd.	1,625,609
29,800	International Business Machines Corp.	3,722,020
	Total Computers	5,347,629
Semiconductors - 1.2%
5,536	Broadcom Inc.	1,612,471
48,835	Infineon Technologies AG	1,022,216
62,690	Samsung Electronics Co., Ltd.	2,180,128
	Total Semiconductors	4,814,815
Software - 1.6%
19,034	Microsoft Corp.	3,487,980
49,273	Oracle Corp.	2,649,409
	Total Software	6,137,389
	TOTAL TECHNOLOGY	16,299,833
UTILITIES - 13.3%
Electric - 10.3%
137,275	Dominion Energy Inc.	11,669,748
118,680	Duke Energy Corp.	10,162,568
41,556	FirstEnergy Corp.	1,756,157
256,300	PPL Corp.	7,161,022
25,575	Public Service Enterprise Group Inc.	1,305,348
148,710	Southern Co.	8,486,880
	Total Electric	40,541,723
Gas - 2.4%
819,559	National Grid PLC	9,371,420

Water - 0.6%
108,821	Veolia Environnement SA	2,377,991

	TOTAL UTILITIES	52,291,134
	TOTAL COMMON STOCKS (Cost - $350,944,793)	343,414,962

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) - 9.0%
773,777	iShares Core Dividend Growth(a)	$29,179,130
75,579	iShares Core High Dividend(a)	6,341,834
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $33,021,196)	35,520,964
CONVERTIBLE PREFERRED STOCKS - 1.5%
CONSUMER NON-CYCLICAL - 0.3%
Healthcare-Products - 0.3%
21,100	Avantor Inc., 6.250%	1,355,886

TECHNOLOGY - 0.9%
Semiconductors - 0.5%
1,800	Broadcom Inc., 8.000%	1,954,710

Software - 0.4%
29,240	Change Healthcare Inc., 6.000%	1,425,450

	TOTAL TECHNOLOGY	3,380,160
UTILITIES - 0.3%
Electric - 0.3%
36,350	CenterPoint Energy Inc., 7.000%	1,251,167

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $6,940,609)	5,987,213
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $390,906,598)	384,923,139

Face Amount†
SHORT-TERM INVESTMENTS - 1.8%
TIME DEPOSITS - 1.8%
$3,997,391		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.010% due 6/1/20	3,997,391
		Brown Brothers Harriman - Grand Cayman:
30	EUR	(0.660)% due 6/1/20	34
128,447	CAD	0.040% due 6/1/20	93,294
		Sumitomo Mitsui Banking Corp. - Tokyo:
4,215,170	JPY	(0.270)% due 6/1/20	39,085
3,052,915		0.010% due 6/1/20	3,052,915
		TOTAL TIME DEPOSITS (Cost - $7,182,719)	7,182,719
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.2%
MONEY MARKET FUND - 1.2%
4,747,494		Federated Government Obligations Fund, Premier Class, 0.129%(b) (Cost - $4,747,494)	4,747,494

		TOTAL INVESTMENTS - 100.9% (Cost - $402,836,811)	396,853,352
		Liabilities in Excess of Other Assets - (0.9)%	(3,575,549)
		TOTAL NET ASSETS - 100.0%	$393,277,803

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Equity Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LP	—	Limited Partnership
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	26.4%
Communications	15.2
Utilities	13.5
Financial	10.7
Energy	9.5
Industrial	5.2
Technology	5.0
Consumer Cyclical	1.7
Basic Materials	0.8
Exchange Traded Funds (ETFs)	9.0
Short-Term Investments	1.8
Money Market Fund	1.2
100.0%

^ As a percentage of total investments.

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
EUR	—	Euro
JPY	—	Japanese Yen

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.0%
Argentina - 0.1%
7,197	Globant SA*	$1,009,091
632	MercadoLibre Inc.*	538,256
	Total Argentina	1,547,347
Australia - 1.4%
179,108	Appen Ltd.	3,637,422
781,483	Elmo Software Ltd.*(a)	3,348,505
1,135,742	Nanosonics Ltd.*	5,416,583
308,037	Pro Medicus Ltd.	5,880,985
1,282,431	South32 Ltd.	1,609,894
254,412	Treasury Wine Estates Ltd.	1,639,633
1,271,543	Webjet Ltd.(a)	3,519,087
46,095	WiseTech Global Ltd.	627,503
	Total Australia	25,679,612
Austria - 0.2%
176,612	Erste Group Bank AG*	3,896,038
Belgium - 0.1%
11,450	Galapagos NV*	2,346,314
Bermuda - 0.3%
171,848	Golar LNG Ltd.	1,362,754
478,554	Hiscox Ltd.	4,391,951
	Total Bermuda	5,754,705
Brazil - 1.7%
96,691	Afya Ltd., Class A Shares*	1,899,978
76,684	Azul SA, ADR*	611,938
286,093	Azul SA, Class Preferred Shares*	765,875
311,120	B3 SA - Brasil Bolsa Balcao	2,656,678
561,403	Banco Bradesco SA, ADR	1,942,455
304,350	Localiza Rent a Car SA	2,195,487
359,648	Notre Dame Intermedica Participacoes SA	4,200,377
146,681	Pagseguro Digital Ltd., Class A Shares*	4,654,188
655,592	Rumo SA*	2,768,965
152,827	StoneCo Ltd., Class A Shares*	4,841,559
112,406	XP Inc., Class A Shares*	3,412,646
	Total Brazil	29,950,146
Canada - 1.5%
41,406	Agnico Eagle Mines Ltd.	2,649,226
28,645	Descartes Systems Group Inc.*	1,365,673
82,781	Equitable Group Inc.(a)	3,933,420
5,543	Fairfax Financial Holdings Ltd.	1,539,825
50,432	Franco-Nevada Corp.	7,079,088
108,343	Magna International Inc.	4,569,908
763,669	Seven Generations Energy Ltd., Class A Shares*	1,608,542
17,415	Thomson Reuters Corp.	1,166,481
26,502	TMX Group Ltd.	2,656,552
	Total Canada	26,568,715
China - 9.8%
64,503	58.com Inc., ADR*	3,096,789
3,580,000	AK Medical Holdings Ltd.	10,976,253
156,067	Alibaba Group Holding Ltd., ADR*	32,366,735
28,395	Baidu Inc., ADR*	3,025,487
651,200	BTG Hotels Group Co., Ltd., Class A Shares(b)	1,515,405

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
China - 9.8% - (continued)
1,271,015	China Conch Venture Holdings Ltd.	$5,740,768
212,500	China International Travel Service Corp., Ltd, Class A Shares(b)	3,019,212
1,740,311	China Mengniu Dairy Co., Ltd.*	6,259,655
67,351	GDS Holdings Ltd., ADR*	3,839,007
495,900	Glodon Co., Ltd., Class A Shares(b)	3,990,699
532,500	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(b)	4,254,435
948,364	Guangzhou Automobile Group Co., Ltd., Class H Shares(d)	782,788
1,368,248	Haitong Securities Co., Ltd., Class H Shares(d)	1,038,922
822,813	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares(b)	3,176,965
177,437	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares(b)	2,115,336
1,035,756	Hua Hong Semiconductor Ltd.*(a)(c)	1,938,695
1,861,407	Kingdee International Software Group Co., Ltd.*(a)21’	3,283,082
720,798	Kingsoft Corp., Ltd*	2,351,198
27,565	Kweichow Moutai Co., Ltd., Class A Shares(b)	5,284,676
1,209,063	Lenovo Group Ltd.	659,009
156,100	LexinFintech Holdings Ltd., ADR*	1,272,215
190,490	Meituan Dianping, Class B Shares*	3,627,451
550,595	Midea Group Co., Ltd., Class A Shares*(b)	4,558,234
26,222	New Oriental Education & Technology Group Inc., ADR*	3,145,591
467,633	Ping An Insurance Group Co. of China Ltd., Class H Shares(d)	4,642,675
267,293	Shanghai Henlius Biotech Inc., Class H Shares*(a)(c)(d)	1,346,292
399,600	Shanghai Kindly Medical Instruments Co., Ltd., Class H Shares(d)	2,897,516
82,075	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(b)	3,211,663
295,035	Shenzhou International Group Holdings Ltd.	3,546,225
2,610,346	Sino Biopharmaceutical Ltd.	4,127,394
123,932	Sinopharm Group Co., Ltd., Class H Shares(d)	306,080
56,934	Sunny Optical Technology Group Co., Ltd.	760,792
376,489	Tencent Holdings Ltd.	20,067,017
16,693	Tencent Holdings Ltd., ADR	906,764
156,490	Tencent Music Entertainment Group, ADR*	2,021,851
2,957,711	WH Group Ltd.(c)	2,565,417
1,991,173	Xiaomi Corp., Class B Shares*(c)	3,105,798
339,000	Yihai International Holding Ltd.*	3,041,458
313,342	Yunnan Baiyao Group Co., Ltd., Class A Shares(b)	3,878,172
103,651	Zai Lab Ltd., ADR*	7,711,634
48,329	ZTO Express Cayman Inc., ADR	1,576,492
	Total China	177,031,847
Denmark - 0.6%
27,851	Jyske Bank AS, Class Registered Shares*	772,166
114,986	Novozymes AS, Class B Shares	6,300,165
34,001	Royal Unibrew AS*	2,731,348
36,928	Sydbank AS*	646,631
	Total Denmark	10,450,310
Egypt - 0.3%
18,347,023	Cleopatra Hospital*	6,080,288
Finland - 0.0%
84,801	Wartsila OYJ Abp	664,336
France - 6.4%
20,591	Air Liquide SA	2,802,226
26,592	Airbus SE*	1,689,666
46,970	Aubay	1,483,531
16,118	Cie Generale des Etablissements Michelin SCA*	1,633,346

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
France - 6.4% - (continued)
128,003	Danone SA*	$8,774,712
5,375	Dassault Aviation SA*	4,594,914
34,050	Dassault Systemes SE	5,780,538
76,078	Esker SA	9,645,492
71,308	EssilorLuxottica SA*	9,208,542
128,989	Legrand SA	8,812,506
40,431	L’Oreal SA*	11,805,953
8,299	LVMH Moet Hennessy Louis Vuitton SE	3,475,447
45,230	MGI Digital Graphic Technology*(a)	2,085,661
79,990	Pernod Ricard SA	12,491,949
56,757	Sanofi	5,535,508
132,440	Schneider Electric SE	13,213,076
161,363	Thales SA	12,366,600
	Total France	115,399,667
Germany - 5.6%
26,422	Atoss Software AG(b)	5,212,641
102,811	Bayer AG, Class Registered Shares	6,867,786
177,858	Deutsche Wohnen SE	7,955,631
185,673	Elmos Semiconductor AG	4,126,149
89,365	Evotec SE*(a)	2,394,433
111,174	GEA Group AG	3,300,016
132,601	Henkel AG & Co. KGaA*	11,776,747
20,222	Hypoport SE*	9,022,199
56,830	Infineon Technologies AG	1,184,480
102,206	Isra Vision AG	5,672,944
31,489	Knorr-Bremse AG	3,320,721
21,516	LEG Immobilien AG*	2,683,408
45,220	Mensch und Maschine Software SE	2,330,369
80,212	Nexus AG	3,377,780
83,940	SAP SE	10,451,842
2,187	Sartorius AG*	811,339
64,016	Symrise AG, Class A Shares*	6,986,392
95,108	TAG Immobilien AG*	2,210,472
65,987	TeamViewer AG*	3,361,782
91,063	Vonovia SE*	5,253,956
26,474	Zalando SE*(c)	1,781,808
	Total Germany	100,082,895
Greece - 0.2%
427,021	Sarantis SA	3,831,342
Hong Kong - 1.3%
946,000	AIA Group Ltd.	7,712,384
363,500	CK Hutchison Holdings Ltd.	2,245,354
347,975	Galaxy Entertainment Group Ltd.	2,373,730
161,619	New Frontier Health Corp.*(a)	1,326,892
552,211	Techtronic Industries Co., Ltd.	4,805,876
1,534,000	Vitasoy International Holdings Ltd.(a)	5,703,257
	Total Hong Kong	24,167,493
Hungary - 0.1%
27,678	Wizz Air Holdings PLC*(c)	1,126,797
India - 6.4%
323,598	Aavas Financiers Ltd.*	4,315,756
426,027	Amara Raja Batteries Ltd.	3,460,091

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
India - 6.4% - (continued)
75,797	Asian Paints Ltd.	$1,676,065
652,676	Axis Bank Ltd.	3,304,441
104,426	Bajaj Finance Ltd.	2,668,692
713,612	Berger Paints India Ltd.	4,616,138
416,426	Bharti Airtel Ltd.*	3,035,264
62,461	Britannia Industries Ltd.	2,798,120
2,525,273	City Union Bank Ltd.	4,557,160
124,129	Divi’s Laboratories Ltd.	3,922,179
210,690	Dr Lal PathLabs Ltd.	4,280,596
67,148	Dr Reddy’s Laboratories Ltd.	3,601,112
24,251	Dr Reddy’s Laboratories Ltd., ADR	1,295,973
1,135,452	Edelweiss Financial Services Ltd.	689,970
479,671	Gulf Oil Lubricants India Ltd(b).	3,633,875
238,916	HDFC Bank Ltd.	2,998,351
239,544	Hemisphere Properties India Ltd.*(b)(e)	511,190
98,860	Hindustan Unilever Ltd.	2,699,983
474,980	Housing Development Finance Corp., Ltd	10,439,344
129,684	ICICI Lombard General Insurance Co., Ltd.(c)	2,232,442
1,686,713	JM Financial Ltd.	1,425,844
204,194	Kotak Mahindra Bank Ltd.	3,316,579
35,073	Maruti Suzuki India Ltd.	2,589,630
625,823	Max Financial Services Ltd.*	3,939,456
422,830	Metropolis Healthcare Ltd.	7,771,030
1,529,374	Minda Corp., Ltd	1,200,320
666,484	Nippon Life India Asset Management Ltd.(c)	2,289,182
4,166,229	NTPC Ltd.	5,329,567
379,559	Reliance Industries Ltd.	7,415,072
315,302	SBI Life Insurance Co., Ltd.*(c)	3,185,248
233,808	Spandana Sphoorty Financial Ltd.*	1,502,904
209,466	Supreme Industries Ltd.	2,818,917
288,619	Tata Communications Ltd.	1,824,726
514,381	Tata Consumer Products Ltd.*	2,452,136
103,633	Titan Co., Ltd.	1,221,331
	Total India	115,018,684
Indonesia - 1.1%
32,912,300	Ace Hardware Indonesia Tbk PT*	3,509,004
3,128,300	Bank Central Asia Tbk PT	5,565,939
16,195,600	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	3,196,527
58,313,700	Sarana Menara Nusantara Tbk PT	3,821,632
7,797,101	Telekomunikasi Indonesia Persero Tbk PT	1,685,566
16,770,625	Tower Bersama Infrastructure Tbk PT*	1,221,055
	Total Indonesia	18,999,723
Ireland - 0.8%
184,410	Experian PLC	6,437,704
39,881	Kerry Group PLC, Class A Shares	4,954,795
43,586	Ryanair Holdings PLC, ADR*	3,128,167
	Total Ireland	14,520,666
Israel - 0.4%
58,249	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,648,387
17,651	Wix.com Ltd.*	3,924,347
	Total Israel	7,572,734

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Italy - 0.6%
390,379	Banca Mediolanum SpA	$2,608,386
144,517	Carel Industries SpA(b)	2,731,253
8,467	DiaSorin SpA*	1,777,488
178,853	Gruppo MutuiOnline SpA*(b)	3,553,311
	Total Italy	10,670,438
Japan - 17.6%
110,326	Atrae Inc.*(a)	3,296,776
675,522	Avant Corp.(b).	7,077,535
289,200	BASE Inc.*(a)	8,994,744
223,600	Chiba Bank Ltd.	1,063,891
31,400	Daiichi Sankyo Co., Ltd.	2,941,676
16,000	Disco Corp.	3,579,070
313,100	eGuarantee Inc.	6,349,764
170,912	en-japan Inc.	4,619,197
65,100	Ezaki Glico Co., Ltd.	3,149,210
118,200	Freee KK*(a)	5,839,964
206,300	Fujitsu General Ltd.	4,035,533
219,400	Hachijuni Bank Ltd.	810,955
40,800	Hennge KK*(a)	1,348,161
57,010	Hirose Electric Co., Ltd.	6,815,240
24,600	Hoshizaki Corp.	1,987,682
787,230	Infomart Corp.	6,624,395
128,800	IR Japan Holdings Ltd.	11,441,978
141,500	Ito En Ltd.	8,120,972
251,700	Japan Elevator Service Holdings Co., Ltd.	7,773,148
267,868	Japan Material Co., Ltd.	4,367,597
182,200	Kansai Paint Co., Ltd.	3,776,701
178,300	Kao Corp.	14,313,472
7,570	Keyence Corp.	3,117,535
85,300	Kobayashi Pharmaceutical Co., Ltd.	7,599,931
9,900	Kose Corp.	1,241,013
39,200	Kusuri no Aoki Holdings Co., Ltd.	3,232,134
77,500	M&A Capital Partners Co., Ltd.*	2,887,549
369,400	Mebuki Financial Group Inc.	836,965
150,200	Medley Inc.*(a)	5,429,836
223,000	Miroku Jyoho Service Co., Ltd.(a)	5,191,475
211,200	Mitsubishi Electric Corp.	2,784,635
98,900	Murata Manufacturing Co., Ltd.	5,527,962
155,600	Nihon Kohden Corp.	5,192,525
383,700	Nippon Telegraph & Telephone Corp.	8,687,486
22,000	Nissin Foods Holdings Co., Ltd.	1,837,920
242,700	Nomura Research Institute Ltd.	6,419,952
328,800	North Pacific Bank Ltd.	619,928
40,900	Obic Co., Ltd.	7,096,077
83,300	Omron Corp.	5,528,653
159,700	Otsuka Holdings Co., Ltd.	7,216,956
227,100	Outsourcing Inc.	1,337,541
130,200	Pan Pacific International Holdings Corp.	2,624,705
247,700	Persol Holdings Co., Ltd.	3,281,016
1,033,006	Prestige International Inc.(b)	9,137,273
30,357	Raksul Inc.*	820,085
464,496	Rakus Co., Ltd.(a)	9,292,420

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - 17.6% - (continued)
141,200	Rohto Pharmaceutical Co., Ltd.	$4,340,902
383,800	Santen Pharmaceutical Co., Ltd.	7,090,632
87,600	Secom Co., Ltd.	7,593,241
141,000	Seven & i Holdings Co., Ltd.	4,826,633
192,800	Shimadzu Corp.	5,221,169
11,600	SMC Corp.	5,839,309
179,238	SMS Co., Ltd.	4,460,047
47,800	Sohgo Security Services Co., Ltd.	2,352,709
127,400	Stanley Electric Co., Ltd.	3,101,770
57,800	Suzuki Motor Corp.	2,011,821
510,300	Systena Corp.	7,308,746
278,340	Takeda Pharmaceutical Co., Ltd.	10,837,906
193,000	Terumo Corp.	7,586,382
151,700	Toyo Suisan Kaisha Ltd.	7,915,241
115,290	Yakuodo Holdings Co., Ltd.	2,881,570
114,800	Yokogawa Electric Corp.	1,656,615
1,474,300	Z Holdings Corp.	6,029,440
	Total Japan	316,323,366
Malaysia - 0.2%
472,300	Carlsberg Brewery Malaysia Bhd	3,146,913
Mexico - 1.1%
36,615	Fomento Economico Mexicano SAB de CV, ADR	2,479,202
278,770	Gruma SAB de CV, Class B Shares	2,766,325
1,213,094	Grupo Mexico SAB de CV	2,613,752
215,165	Infraestructura Energetica Nova SAB de CV	613,343
2,166,308	Qualitas Controladora SAB de CV	8,694,154
1,188,381	Wal-Mart de Mexico SAB de CV	2,974,838
	Total Mexico	20,141,614
Netherlands - 2.7%
1,169	Adyen NV*(c)	1,538,018
35,450	Akzo Nobel NV	2,909,901
23,594	ASML Holding NV	7,723,890
34,357	Core Laboratories NV	694,699
27,120	Euronext NV(c)	2,505,873
57,870	Heineken NV	5,319,403
234,703	Koninklijke Philips NV*	10,692,527
91,529	NXP Semiconductors NV	8,795,937
107,408	Prosus NV*	8,943,029
	Total Netherlands	49,123,277
Norway - 0.5%
111,930	Medistim ASA*	2,310,801
792,609	Pexip Holding ASA*	7,121,571
	Total Norway	9,432,372
Panama - 0.0%
21,668	Copa Holdings SA, Class A Shares	950,359
Peru - 0.2%
24,165	Credicorp Ltd.	3,330,420
Philippines - 0.8%
3,988,582	Ayala Land Inc.	2,497,782
1,259,334	BDO Unibank Inc.	2,502,238
2,912,268	Philippine Seven Corp.(b)	7,322,852

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Philippines - 0.8% - (continued)
105,775	SM Investments Corp.*	$1,898,859
	Total Philippines	14,221,731
Poland - 0.1%
344,426	Powszechny Zaklad Ubezpieczen SA	2,572,263
Portugal - 0.7%
585,392	Galp Energia SGPS SA	6,995,146
329,393	Jeronimo Martins SGPS SA*	5,639,579
	Total Portugal	12,634,725
Russia - 0.9%
122,923	HeadHunter Group PLC, ADR(a)	2,294,972
24,799	Novatek PJSC, GDR	3,608,869
662,333	Sberbank of Russia PJSC, ADR	7,573,992
66,927	Yandex NV, Class A Shares*	2,692,473
	Total Russia	16,170,306
Singapore - 0.2%
3,568,700	Sheng Siong Group Ltd.	3,975,110
South Africa - 0.9%
173,103	Bid Corp., Ltd	2,447,557
256,987	Bidvest Group Ltd.	2,231,502
85,033	FirstRand Ltd.	195,160
73,744	Naspers Ltd., Class N Shares	11,719,768
	Total South Africa	16,593,987
South Korea - 3.4%
34,050	KB Financial Group Inc.	943,070
36,371	Kia Motors Corp.	1,014,572
40,230	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	2,976,652
118,112	LEENO Industrial Inc.	9,310,260
2,947	LG Household & Health Care Ltd.	3,283,486
70,279	NAVER Corp.	12,928,313
324,960	NICE Information Service Co., Ltd.	4,819,957
648,220	Samsung Electronics Co., Ltd.	26,750,677
	Total South Korea	62,026,987
Spain - 0.6%
199,166	Amadeus IT Group SA	10,429,387
Sweden - 2.3%
73,957	Assa Abloy AB, Class B Shares	1,502,920
315,449	Biotage AB	4,856,937
127,088	Cellavision AB	4,010,165
143,017	Epiroc AB, Class A Shares	1,593,597
207,542	Essity AB, Class B Shares*	6,865,420
485,292	Fortnox AB	13,431,676
258,124	Svenska Handelsbanken AB, Class A Shares*	2,451,154
311,715	Swedbank AB*	3,917,511
161,208	Xvivo Perfusion AB*(a)	2,499,003
	Total Sweden	41,128,383
Switzerland - 5.9%
53,739	Alcon Inc.*	3,473,821
67	Chocoladefabriken Lindt & Spruengli AG	559,706
46,369	Cie Financiere Richemont SA, Class Registered Shares	2,710,500
5,719	Geberit AG, Class Registered Shares	2,788,882
5,852	Givaudan SA, Class Registered Shares	21,055,790

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Switzerland - 5.9% - (continued)
162,318	Julius Baer Group Ltd.	$6,943,990
20,014	Lonza Group AG, Class Registered Shares	9,854,555
309,684	Nestle SA, Class Registered Shares	33,527,543
16,355	Roche Holding AG	5,676,917
11,091	Schindler Holding AG	2,582,768
3,206	SGS SA, Class Registered Shares	7,551,249
16,980	Sika AG, Class Registered Shares	2,917,580
21,521	Temenos AG, Class Registered Shares(a)	3,302,237
254,057	UBS Group AG, Class Registered Shares	2,737,458
	Total Switzerland	105,682,996
Taiwan - 3.4%
829,000	Bioteque Corp.	3,594,810
537,000	Chief Telecom Inc.	7,326,619
802,000	Delta Electronics Inc.	3,697,903
76,251	Eclat Textile Co., Ltd.	787,731
179,455	Ginko International Co., Ltd.	908,698
302,820	Poya International Co., Ltd.	5,841,882
1,166,000	Taiwan Semiconductor Manufacturing Co., Ltd.	11,377,523
423,113	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,295,277
250,550	Voltronic Power Technology Corp.	6,405,905
	Total Taiwan	61,236,348
Thailand - 0.7%
2,986,886	CP ALL PCL, Class F Shares(b)	6,478,942
1,698,400	TQM Corp. PCL, Class F Shares(b)	5,445,985
	Total Thailand	11,924,927
United Arab Emirates - 0.5%
874,173	First Abu Dhabi Bank PJSC	2,641,420
1,117,282	Network International Holdings PLC(c)	6,442,413
	Total United Arab Emirates	9,083,833
United Kingdom - 8.3%
183,510	4imprint Group PLC	5,280,927
707,062	Amcor PLC	7,024,837
255,463	Avon Rubber PLC	10,356,238
161,719	Burberry Group PLC	3,003,209
282,847	Compass Group PLC	4,157,247
151,161	Craneware PLC(b)	3,499,814
25,181	Croda International PLC	1,619,439
320,324	Diageo PLC	11,075,862
99,279	Farfetch Ltd., Class A Shares*	1,376,007
217,061	FDM Group Holdings PLC	2,429,834
442,502	Future PLC(b)	7,566,570
628,982	GB Group PLC	5,190,105
187,269	Halma PLC	5,412,114
220,151	HomeServe PLC	3,538,446
359,874	IMI PLC	4,014,948
79,224	Intertek Group PLC	5,411,069
3,301,046	Johnson Service Group PLC(b)	4,839,767
31,876	Linde PLC	6,383,785
67,021	London Stock Exchange Group PLC	6,672,022
309,651	Patisserie Holdings PLC*(b)(e)	3,824
150,349	Reckitt Benckiser Group PLC	13,447,294
82,013	Rentokil Initial PLC	505,314

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - 8.3% - (continued)
99,537	Smith & Nephew PLC	$2,027,094
99,526	Spectris PLC	3,165,883
66,958	Spirax-Sarco Engineering PLC	8,194,296
939,653	Strix Group PLC(a)	2,162,292
675,670	Trainline PLC*	4,090,395
174,639	Unilever NV	9,042,427
739,137	YouGov PLC(b)	6,675,785
	Total United Kingdom	148,166,844
United States - 4.1%
2,163	Alphabet Inc., Class A Shares*	3,100,704
66,775	Analog Devices Inc.	7,542,236
33,300	ANSYS Inc.*	9,423,900
1,933	Booking Holdings Inc.*	3,168,999
198,307	Cadence Design Systems Inc.*	18,103,446
122,788	Colgate-Palmolive Co.	8,881,256
77,003	Liberty Latin America Ltd., Class C Shares*	739,229
19,750	Nordson Corp.	3,719,912
113,594	Philip Morris International Inc.	8,333,256
27,855	Texas Instruments Inc.	3,307,503
15,400	Visa Inc., Class A Shares	3,006,696
40,059	Waste Connections Inc.	3,767,148
	Total United States	73,094,285
	TOTAL COMMON STOCKS
	(Cost - $1,420,888,323)	1,692,750,530
EXCHANGE TRADED FUNDS (ETFs) - 1.6%
United States - 1.6%
350,418	iShares Core MSCI EAFE	19,633,921
205,980	iShares Core MSCI Emerging Markets	9,277,339
	Total United States	28,911,260
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $29,698,751)	28,911,260
RIGHT - 0.0%
India - 0.0%
25,303	Reliance Industries Ltd.*
	(Cost - $0)	74,632

PREFERRED STOCK - 0.0%
United Kingdom - 0.0%
1,899	Roofoods Ltd. Series G*(b)(e)
	(Cost - $793,594)	793,594
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,451,380,668)	1,722,530,016

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 4.2%
TIME DEPOSITS - 4.2%
$19,294,819		ANZ National Bank - London, 0.010% due 6/1/20	$19,294,819
29,550,887		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.010% due 6/1/20	29,550,887
6,112,718		Barclays Bank PLC - London, 0.010% due 6/1/20	6,112,718
141,990	CHF	BNP Paribas SA - Paris, (1.470)% due 6/2/20	147,622
		Brown Brothers Harriman - Grand Cayman:
2	EUR	(0.660)% due 6/1/20	3
1,629	SEK	(0.300)% due 6/1/20	173
772	SGD	0.000% due 6/1/20	546
36	AUD	0.010% due 6/1/20	24
42	GBP	0.010% due 6/1/20	52
5,402	HKD	0.010% due 6/1/20	697
46	CAD	0.040% due 6/1/20	33
18,160	ZAR	2.800% due 6/1/20	1,034
460	DKK	(0.600)% due 6/2/20	69
20	NOK	(0.200)% due 6/2/20	2
4	NZD	0.050% due 6/2/20	2
		Citibank - London:
461,276	EUR	(0.660)% due 6/1/20	512,062
250,779	GBP	0.010% due 6/1/20	309,675
1,529,505	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.010% due 6/1/20	197,314
19,216,176		JPMorgan Chase & Co. - New York, 0.010% due 6/1/20	19,216,176
12,039,862	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.270)% due 6/1/20	111,640
		TOTAL TIME DEPOSITS
		(Cost - $75,455,548)	75,455,548
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.7%
MONEY MARKET FUND - 1.7%
31,604,699		Federated Government Obligations Fund, Premier Class, 0.129%(f)
		(Cost - $31,604,699)	31,604,699
		TOTAL INVESTMENTS - 101.5%
		(Cost - $1,558,440,915)	1,829,590,263
		Liabilities in Excess of Other Assets - (1.5)%	(27,814,556)
		TOTAL NET ASSETS - 100.0%	$1,801,775,707

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2020, amounts to approximately $109,489,008 and represents 6.08% of net assets.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $30,57,983 and represents 1.67% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Represents investment of collateral received from securities lending transactions.

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	32.3%
Technology	15.3
Industrial	12.0
Financial	11.1
Communications	10.6
Consumer Cyclical	5.9
Basic Materials	3.9
Energy	1.1
Utilities	0.3
Diversified	0.1
Exchange Traded Funds (ETFs)	1.6
Short-Term Investments	4.1
Money Market Fund	1.7
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
16	EUR 468,720	ASML Holding NV	GSC	7/17/20	EUR 290.00	$29,715
8	EUR 234,360	ASML Holding NV	GSC	7/17/20	EUR 310.00	6,386
10	CHF 471,500	Lonza Group AG	MSC	7/17/20	CHF 500.00	9,024
93	$ 893,730	NXP Semiconductors NV	JPM	7/17/20	$ 145.00	7,626
97	$ 932,170	NXP Semiconductors NV	JPM	9/18/20	$ 120.00	29,100
50	$ 480,500	NXP Semiconductors NV	JPM	1/15/21	$ 150.00	18,000
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $173,612)				$99,851

Schedules of Investments
May 31, 2020 (unaudited)

Destinations International Equity Fund (continued)

At May 31, 2020, Destinations International Equity Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts  were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Japanese Yen	250,689,000	BOA	$2,324,911	6/15/20	$8,605	$–	$8,605
Japanese Yen	781,550,000	HSBC	7,255,966	8/21/20	–	(162,496)	(162,496)
Japanese Yen	781,550,000	HSBC	7,255,966	8/21/20	–	(169,571)	(169,571)
Japanese Yen	795,000,000	MSC	7,380,837	8/21/20	–	(66,826)	(66,826)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$8,605	$(398,893)	$(390,288)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
BOA	—	Bank of America
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MSC	—	Morgan Stanley

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Real Assets Fund

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) - 96.8%
United States - 96.8%
1,628	iShares Core US REIT	$69,321
2,262	iShares Global Infrastructure	88,331
4,752	iShares North American Natural Resources	102,786
	Total United States	260,438

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $333,143)	260,438
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $333,143)	260,438

Face Amount
SHORT-TERM INVESTMENTS - 8.3%
TIME DEPOSIT - 8.3%
$22,350	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.010% due 6/1/20 (Cost - $22,350)	22,350
	TOTAL INVESTMENTS - 105.1% (Cost - $355,493)	282,788
	Liabilities in Excess of Other Assets - (5.1)%	(13,801)
	TOTAL NET ASSETS - 100.0%	$268,987

Abbreviations used in this schedule:
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Exchange Traded Funds (ETFs)	92.1%
Short-Term Investments	7.9
100.0%

^ As a percentage of total investments.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.4%
U.S. GOVERNMENT OBLIGATIONS - 22.9%
	U.S. Treasury Bonds:
$1,000,000	5.250% due 11/15/28	$1,387,773
500,000	6.250% due 5/15/30	772,461
600,000	5.375% due 2/15/31	894,070
2,050,000	4.500% due 5/15/38	3,230,592
300,000	4.375% due 11/15/39	471,492
2,850,000	3.875% due 8/15/40	4,240,266
3,000,000	4.375% due 5/15/41	4,762,617
2,500,000	3.125% due 11/15/41	3,374,316
950,000	3.000% due 5/15/42	1,261,199
3,500,000	2.750% due 8/15/42	4,466,055
1,000,000	2.750% due 11/15/42	1,275,820
3,500,000	2.875% due 5/15/43	4,560,117
300,000	3.750% due 11/15/43	445,676
3,000,000	3.125% due 8/15/44	4,083,633
1,475,000	2.500% due 2/15/45	1,815,229
600,000	2.875% due 8/15/45	789,187
1,000,000	2.500% due 2/15/46	1,235,547
2,500,000	2.500% due 5/15/46	3,092,773
1,700,000	2.875% due 11/15/46	2,256,418
3,500,000	3.000% due 2/15/47	4,758,496
1,000,000	3.000% due 5/15/47	1,360,273
1,100,000	2.750% due 8/15/47	1,434,297
550,000	2.750% due 11/15/47	718,158
500,000	3.000% due 8/15/48	686,172
21,900,000	2.875% due 5/15/49	29,554,734
300,000	2.250% due 8/15/49	359,859
8,450,000	2.000% due 2/15/50	9,659,736
	U.S. Treasury Notes:
3,500,000	1.125% due 6/30/21	3,534,863
11,000,000	2.125% due 6/30/21	11,228,164
1,000,000	2.875% due 10/15/21	1,036,914
8,000,000	2.125% due 12/31/21	8,245,312
4,000,000	1.875% due 1/31/22	4,112,500
500,000	1.750% due 2/28/22	513,711
2,700,000	1.875% due 2/28/22	2,779,945
6,000,000	1.875% due 3/31/22	6,186,562
8,000,000	0.125% due 4/30/22	7,995,625
800,000	1.750% due 4/30/22	824,219
4,000,000	1.750% due 6/30/22	4,131,094
3,000,000	1.875% due 7/31/22	3,109,805
1,500,000	1.625% due 8/15/22	1,547,988
1,000,000	1.625% due 8/31/22	1,032,422
2,000,000	1.375% due 10/15/22	2,056,562
1,700,000	1.875% due 10/31/22	1,769,527
2,500,000	1.625% due 11/15/22	2,588,477
1,250,000	2.000% due 11/30/22	1,306,592
2,500,000	1.500% due 1/15/23	2,586,230
2,500,000	1.750% due 1/31/23	2,604,004
8,150,000	2.375% due 1/31/23	8,624,674
5,000,000	1.500% due 3/31/23	5,185,937

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - (continued)
U.S. GOVERNMENT OBLIGATIONS - 22.9% - (continued)
$5,000,000	1.625% due 5/31/23	$5,213,281
4,000,000	1.375% due 8/31/23	4,151,094
2,500,000	1.625% due 10/31/23	2,620,312
9,000,000	2.250% due 12/31/23	9,651,797
5,000,000	2.750% due 2/15/24	5,463,477
22,100,000	2.125% due 2/29/24	23,658,223
9,500,000	2.125% due 3/31/24	10,183,184
2,600,000	2.000% due 4/30/24	2,778,141
2,000,000	2.500% due 5/15/24	2,177,109
900,000	2.000% due 5/31/24	962,684
4,500,000	1.750% due 6/30/24	4,773,867
4,000,000	2.000% due 6/30/24	4,283,594
28,300,000	2.125% due 7/31/24	30,487,723
1,000,000	1.875% due 8/31/24	1,067,930
1,400,000	1.500% due 9/30/24	1,474,211
1,400,000	2.125% due 9/30/24	1,511,344
1,600,000	1.500% due 10/31/24	1,686,000
4,000,000	2.250% due 11/15/24	4,348,750
4,000,000	2.125% due 11/30/24	4,329,375
2,400,000	2.250% due 12/31/24	2,613,656
2,500,000	2.000% due 2/15/25	2,698,633
1,200,000	0.500% due 3/31/25	1,211,391
7,000,000	0.375% due 4/30/25	7,023,789
2,000,000	2.875% due 7/31/25	2,259,297
3,200,000	2.000% due 8/15/25	3,473,375
2,000,000	2.750% due 8/31/25	2,249,297
36,800,000	2.250% due 11/15/25	40,526,000
5,000,000	1.625% due 2/15/26	5,345,898
2,000,000	2.500% due 2/28/26	2,238,594
30,850,000	1.625% due 5/15/26	33,033,602
2,500,000	1.875% due 6/30/26	2,716,895
2,250,000	1.625% due 10/31/26	2,415,938
2,100,000	2.250% due 2/15/27	2,346,094
4,000,000	0.500% due 4/30/27	4,002,031
400,000	2.375% due 5/15/27	451,641
2,000,000	2.250% due 8/15/27	2,247,656
4,220,000	2.250% due 11/15/27	4,755,248
5,000,000	2.750% due 2/15/28	5,837,891
3,350,000	2.875% due 8/15/28	3,971,713
1,500,000	3.125% due 11/15/28	1,815,586
10,400,000	2.625% due 2/15/29	12,196,031
1,400,000	2.375% due 5/15/29	1,616,289
5,500,000	1.625% due 8/15/29	6,000,586
20,500,000	1.500% due 2/15/30	22,159,219
900,000	0.625% due 5/15/30	897,469
	TOTAL U.S. GOVERNMENT OBLIGATIONS	472,874,008
U.S. GOVERNMENT AGENCIES - 0.5%
	Federal Home Loan Banks (FHLB):
1,000,000	1.375% due 2/18/21	1,008,375
2,000,000	3.625% due 6/11/21	2,071,013
555,000	3.125% due 6/13/25	624,239

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - (continued)
U.S. GOVERNMENT AGENCIES - 0.5% (continued)
	Federal Home Loan Mortgage Corp. (FHLMC):
$1,645,000	2.375% due 1/13/22	$1,702,739
1,300,000	6.250% due 7/15/32	2,049,366
	Federal National Mortgage Association (FNMA):
350,000	2.625% due 1/11/22	363,633
1,000,000	1.875% due 4/5/22	1,031,071
425,000	6.625% due 11/15/30	659,388
	TOTAL U.S. GOVERNMENT AGENCIES	9,509,824
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $439,740,407)	482,383,832

MORTGAGE-BACKED SECURITIES - 19.6%
FHLMC - 3.1%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
2,829,324	2.500% due 2/1/32	2,967,366
15,991,293	3.000% due 3/1/32 - 1/1/46	17,096,422
27,772,014	3.500% due 6/1/33 - 2/1/48	30,395,268
5,600,561	4.000% due 5/1/46 - 1/1/49	6,107,139
2,984,548	4.500% due 9/1/46 - 3/1/49	3,278,305
70,071	5.000% due 10/1/48	76,575
	Federal Home Loan Mortgage Corp. (FHLMC), Gold UMBS:
663,309	3.000% due 8/1/34 - 5/1/50	698,347
2,050,887	3.500% due 6/1/33 - 5/1/50	2,162,489
70,572	4.000% due 7/1/29	74,700
356,022	4.500% due 7/1/48	384,767
	TOTAL FHLMC	63,241,378
FNMA - 14.1%
	Federal National Mortgage Association (FNMA), UMBS:
10,000,000	2.000% due 6/1/50	10,206,000
39,174,478	2.500% due 1/1/32 - 1/1/50	40,945,930
9,096,000	2.500% due 6/1/35 - 6/1/50(a)	9,462,415
54,870,781	3.000% due 2/1/32 - 2/1/50	58,447,394
10,883,000	3.000% due 6/1/35 - 6/1/50(a)	11,451,804
1,500,000	3.000% due 7/1/50 (a)	1,574,395
48,557,367	3.500% due 7/1/26 - 2/1/50	52,800,285
1,646,000	3.500% due 6/1/35 - 6/1/50(a)	1,736,716
23,091,066	4.000% due 7/1/26 - 6/1/49	24,983,935
4,185,000	4.000% due 6/1/35 - 6/1/50(a)	4,453,791
3,852,710	4.500% due 5/1/48 - 6/1/49	4,179,864
2,375,000	4.500% due 6/1/50 (a)	2,565,371
5,020,358	5.000% due 4/1/40 - 1/1/49	5,730,514
	Federal National Mortgage Association (FNMA):
12,100,000	2.220% due 12/1/29	13,011,425
3,700,000	2.310% due 12/1/29	3,995,526
3,000,000	2.315% due 12/1/29	3,243,323
10,000,000	2.410% due 10/1/29	10,888,982
1,700,000	2.490% due 9/1/28	1,851,275
12,212,450	2.690% due 8/1/30	13,522,650
5,356,726	2.708% due 5/1/44 (b)	5,529,666
4,443,000	2.760% due 9/1/31	4,929,653
6,190,138	3.000% due 4/1/53	6,577,156
	TOTAL FNMA	292,088,070

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
GNMA - 2.4%
	Government National Mortgage Association (GNMA):
$1,225,000	2.500% due 6/1/50 (a)	$1,288,738
4,667,000	3.000% due 6/1/50 (a)	4,939,728
5,416,500	3.500% due 6/1/50 (a)	5,740,221
50,000	4.000% due 6/1/50 (a)	53,250
125,000	4.500% due 6/1/50 (a)	134,395
275,000	5.000% due 6/1/50 (a)	298,697
	Government National Mortgage Association (GNMA) II:
371,804	2.500% due 1/20/47	396,192
10,004,169	3.000% due 7/20/45 - 2/20/50	10,630,097
13,769,714	3.500% due 5/20/43 - 1/20/50	14,761,280
7,220,975	4.000% due 9/20/45 - 8/20/48	7,802,812
3,159,253	4.500% due 2/20/47 - 8/20/49	3,416,014
904,972	5.000% due 3/20/48 - 4/20/49	985,737
	TOTAL GNMA	50,447,161
	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $384,127,258)	405,776,609
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3%
	20 Times Square Trust:
491,000	Series 2018-20TS, Class F, 3.100% due 5/15/35(b)(c)	406,112
491,000	Series 2018-20TS, Class G, 3.100% due 5/15/35(b)(c)	390,674
	Alternative Loan Trust:
1,029,035	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	996,083
7,911,848	Series 2005-7CB, Class 2A2, 4.882% (1-Month USD-LIBOR + 5.050%) due 3/1/38(b)(d)	964,629
7,911,848	Series 2005-7CB, Class 2A5, 0.618% (1-Month USD-LIBOR + 0.450%) due 3/1/38(b)	6,446,818
	Angel Oak Mortgage Trust I LLC:
957,182	Series 2018-3, Class A1, 3.649% due 9/25/48(b)(c)	969,640
1,043,403	Series 2018-3, Class A2, 3.751% due 9/25/48(b)(c)	1,056,805
996,373	Series 2018-3, Class A3, 3.853% due 9/25/48(b)(c)	1,007,629
744,246	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 1.084% (1-Month USD-LIBOR + 0.900%) due 4/15/35(b)(c)	684,552
8,954,083	Banc of America Funding Trust, Series 2007-1, Class TA2, 0.298% (1-Month USD-LIBOR + 0.130%) due 1/25/37(b)	7,119,039
	BANK:
12,255,343	Series 2017-BNK4, Class XA, 1.417% due 5/15/50(b)(d)	778,429
16,211,074	Series 2018-BN10, Class XA, 0.737% due 2/15/61(b)(d)	724,254
16,119,141	Series 2019-BN16, Class XA, 0.965% due 2/15/52(b)(d)	996,015
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 1.384% (1-Month USD-LIBOR + 1.200%) due 8/15/36(b)(c)	156,889
203,000	Series 2017-DELC, Class D, 1.884% (1-Month USD-LIBOR + 1.700%) due 8/15/36(b)(c)	172,067
408,000	Series 2017-DELC, Class E, 2.684% (1-Month USD-LIBOR + 2.500%) due 8/15/36(b)(c)	324,248
407,000	Series 2017-DELC, Class F, 3.684% (1-Month USD-LIBOR + 3.500%) due 8/15/36(b)(c)	295,356
1,236,000	Series 2018-TALL, Class F, 3.419% (1-Month USD-LIBOR + 3.235%) due 3/15/37(b)(c)	981,578
	BBCMS Trust:
103,488	Series 2018-BXH, Class A, 1.184% (1-Month USD-LIBOR + 1.000%) due 10/15/37(b)(c)	93,552
1,083,000	Series 2018-CBM, Class A, 1.184% (1-Month USD-LIBOR + 1.000%) due 7/15/37(b)(c)	938,948
3,929,650	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.628% due 2/25/36(b)	3,169,352
	Benchmark Mortgage Trust:
200,000	Series 2018-B4, Class A2, 3.976% due 7/15/51	213,490
600,000	Series 2018-B5, Class A4, 4.208% due 7/15/51	695,162
35,576,913	Series 2018-B7, Class XA, 0.445% due 5/15/53(b)(d)	974,178
750,000	Series 2019-B11, Class A4, 3.281% due 5/15/52	822,750
35,627,995	Series 2019-B9, Class XA, 1.046% due 3/15/52(b)(d)	2,501,110

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3% - (continued)
$997,000	BHMS, Series 2018-ATLS, Class A, 1.434% (1-Month USD-LIBOR + 1.250%) due 7/15/35(b)(c)	$927,809
	BX Commercial Mortgage Trust:
984,000	Series 2018-BIOA, Class D, 1.505% (1-Month USD-LIBOR + 1.321%) due 3/15/37(b)(c)	927,529
604,410	Series 2018-IND, Class A, 0.934% (1-Month USD-LIBOR + 0.750%) due 11/15/35(b)(c)	589,254
	BX Trust:
193,395	Series 2017-SLCT, Class D, 2.234% (1-Month USD-LIBOR + 2.050%) due 7/15/34(b)(c)	176,164
474,300	Series 2017-SLCT, Class E, 3.334% (1-Month USD-LIBOR + 3.150%) due 7/15/34(b)(c)	430,043
112,516	Series 2018-EXCL, Class A, 1.271% (1-Month USD-LIBOR + 1.088%) due 9/15/37(b)(c)	98,789
903,000	Series 2018-GW, Class A, 0.984% (1-Month USD-LIBOR + 0.800%) due 5/15/35(b)(c)	837,418
100,000	Series 2018-GW, Class D, 1.954% (1-Month USD-LIBOR + 1.770%) due 5/15/35(b)(c)	85,603
1,600,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(b)(c)	1,409,904
1,145,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 1.254% (1-Month USD-LIBOR + 1.070%) due 12/15/37(b)(c)	1,102,433
	CD Mortgage Trust:
400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	440,654
20,014,984	Series 2017-CD4, Class XA, 1.304% due 5/10/50(b)(d)	1,150,555
16,103,964	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.611% due 6/15/50(b)(d)	1,043,994
	Citigroup Commercial Mortgage Trust:
37,254,513	Series 2015-GC35, Class XA, 0.845% due 11/10/48(b)(d)	1,060,487
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,340,542
1,180,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	1,260,435
	Citigroup Mortgage Loan Trust:
6,458,830	Series 2018-A, Class A1, 4.000% due 1/25/68(b)(c)	6,407,741
2,769,662	Series 2019-B, Class A1, 3.258% due 4/25/66(b)(c)	2,720,444
	Commercial Mortgage Trust:
242,427,592	Series 2013-CR9, Class XA, 0.095% due 7/10/45(b)(d)	553,123
1,127,000	Series 2016-GCT, Class F, 3.461% due 8/10/29(b)(c)	1,005,551
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(c)	687,120
848,000	Series 2017-LSTK, Class D, 3.331% due 4/5/33(b)(c)	797,181
1,246,000	Series 2017-LSTK, Class E, 3.331% due 4/5/33(b)(c)	1,126,279
69,653,000	Series 2017-LSTK, Class XACP, 0.570% due 4/5/33(b)(c)(d)	697
25,355,000	Series 2017-LSTK, Class XBCP, 0.205% due 4/5/33(b)(c)(d)	254
4,639,325	Series 2019-RPL2, Class A1, 3.864% due 11/25/58(b)(c)	4,672,582
1,205,000	CSAIL Commercial Mortgage Trust, Series 2018-C14, Class C, 4.892% due 11/15/51(b)	1,010,057
2,499,392	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	2,037,680
663,260	CSWF, Series 2018-TOP, Class A, 1.184% (1-Month USD-LIBOR + 1.000%) due 8/15/35(b)(c)	630,029
920,714	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 0.987% (1-Month USD-LIBOR + 0.803%) due 5/15/35(b)(c)	875,050
1,204,414	Exantas Capital Corp., Ltd., Series 2019-RSO7, Class A, 1.184% (1-Month USD-LIBOR + 1.000%) due 4/15/36(b)(c)	1,156,331
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
2,639,155	Series 4116, Class AP, 1.350% due 8/15/42	2,641,076
10,003,199	Series 4223, Class SB, 4.984% (1-Month USD-LIBOR + 5.431%) due 7/15/43(b)	11,171,272
5,065,846	Series 4610, Class LA, 2.500% due 1/15/41	5,181,211
1,721,149	Series 4627, Class Z, 3.000% due 10/15/46	1,734,909
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,896,438
8,016,202	Series 4653, Class Z, 3.000% due 2/15/47	8,571,319
8,501,865	Series 4655, Class CZ, 3.000% due 2/15/47	9,107,947
11,323,177	Series 4664, Class TC, 3.000% due 6/15/41	11,529,160
8,000,000	Series 4749, Class LV, 3.500% due 4/15/38	8,392,486

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3% - (continued)
$13,117,664	Series 4750, Class PA, 3.000% due 7/15/46	$13,595,900
10,272,110	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4745, Class EC, 3.000% due 12/15/44	10,814,882
	Federal National Mortgage Association (FNMA), REMICS:
3,156,107	Series 2014-11, Class KZ, 2.500% due 10/25/41	3,238,737
4,482,084	Series 2015-55, Class PD, 2.500% due 3/25/43	4,575,033
7,240,155	Series 2016-61, Class MZ, 3.000% due 9/25/46	7,233,845
13,394,689	Series 2017-107, Class GA, 3.000% due 8/25/45	13,836,481
23,244,319	Series 2017-12, Class TA, 3.000% due 4/25/42	23,732,120
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	8,668,310
14,541,193	Series 2017-32, Class CA, 3.000% due 10/25/42	14,864,061
14,196,664	Series 2018-33, Class C, 3.000% due 5/25/48	14,992,674
6,169,225	Series 2018-38, Class LA, 3.000% due 6/25/48	6,439,783
4,000,000	FMC GMSR Issuer Trust, Series 2019-GT2, Class A, 4.230% due 9/25/24(b)(c)	3,209,042
	Freddie Mac Multifamily Structured Pass-Through Certificates:
1,750,000	Series K020, Class A2, 2.373% due 5/25/22	1,799,372
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,755,318
300,000	Series K078, Class A2, 3.854% due 6/25/28	354,518
2,444,670	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(b)(c)	2,369,548
4,186,238	Government National Mortgage Association (GNMA), Series 2012-32, Class Z, 3.500% due 3/20/42	4,496,616
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 2.916% (1-Month USD-LIBOR + 2.732%) due 12/15/36(b)(c)	407,323
500,000	Series 2019-WOLF, Class F, 3.315% (1-Month USD-LIBOR + 3.131%) due 12/15/36(b)(c)	369,769
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class A, 1.084% (1-Month USD-LIBOR + 0.900%) due 7/15/31(b)(c)	380,055
400,000	Series 2018-TWR, Class D, 1.784% (1-Month USD-LIBOR + 1.600%) due 7/15/31(b)(c)	364,474
400,000	Series 2018-TWR, Class E, 2.284% (1-Month USD-LIBOR + 2.100%) due 7/15/31(b)(c)	360,517
400,000	Series 2018-TWR, Class F, 2.984% (1-Month USD-LIBOR + 2.800%) due 7/15/31(b)(c)	352,603
400,000	Series 2018-TWR, Class G, 4.108% (1-Month USD-LIBOR + 3.925%) due 7/15/31(b)(c)	340,721
1,250,000	Series 2019-SOHO, Class E, 2.058% (1-Month USD-LIBOR + 1.875%) due 6/15/36(b)(c)	1,120,648
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	914,816
10,484,225	Series 2017-GS7, Class XA, 1.127% due 8/10/50(b)(d)	603,818
14,792,158	Series 2020-GC45, Class XA, 0.675% due 2/13/53(b)(d)	702,701
7,840,442	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.322% (1-Month USD-LIBOR + 0.150%) due 1/25/47(b)	6,642,511
1,018,754	HPLY Trust, Series 2019-HIT, Class F, 3.334% (1-Month USD-LIBOR + 3.150%) due 11/15/36(b)(c)	771,258
33,247	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class D, 2.084% (1-Month USD-LIBOR + 1.900%) due 6/15/32(b)(c)	31,593
	JP Morgan Chase Commercial Mortgage Securities Trust:
725,982	Series 2012-C8, Class A3, 2.829% due 10/15/45	740,226
834,129	Series 2018-LAQ, Class A, 1.184% (1-Month USD-LIBOR + 1.000%) due 6/15/32(b)(c)	773,533
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(c)	755,375
1,210,000	Series 2020-ACE, Class C, 3.694% due 1/10/37(b)(c)	810,201
805,000	Series 2020-LOOP, Class E, 3.861% due 12/5/38(c)	636,789
	JP Morgan Mortgage Trust:
3,999,512	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	4,297,322
8,589,469	Series 2006-S4, Class A7, 6.000% due 1/25/37	5,815,755
2,631,085	Series 2018-7FRB, Class A2, 1.237% (1-Month USD-LIBOR + 0.750%) due 4/25/46(b)(c)	2,525,488
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.307% due 2/15/48(b)	1,466,852

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3% - (continued)
$1,205,000	Series 2015-C28, Class C, 4.153% due 10/15/48(b)	$1,064,726
1,557,817	Legacy Mortgage Asset Trust, Series 2019-SL3, Class A, step bond to yield, 3.474% due 11/25/61(c)	1,526,941
5,329,409	Lehman XS Trust, Series 2007-4N, Class 1A3, 0.408% (1-Month USD-LIBOR + 0.240%) due 3/25/47(b)	4,385,122
7,967,426	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	4,900,135
	Morgan Stanley Bank of America Merrill Lynch Trust:
421,194	Series 2014-C15, Class A3, 3.773% due 4/15/47	449,522
2,000,000	Series 2014-C17, Class C, 4.498% due 8/15/47(b)	1,800,877
18,296,219	Series 2014-C19, Class XA, 1.002% due 12/15/47(b)(d)	617,775
852,000	Series 2016-C31, Class C, 4.312% due 11/15/49(b)	689,007
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.501% due 9/15/47(b)(c)	1,940,731
17,588,446	Series 2016-UB11, Class XA, 1.608% due 8/15/49(b)(d)	1,142,399
14,248,654	Series 2016-UB12, Class XA, 0.765% due 12/15/49(b)(d)	479,400
1,083,000	Series 2018-SUN, Class A, 1.084% (1-Month USD-LIBOR + 0.900%) due 7/15/35(b)(c)	1,012,460
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,416,351
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	546,904
22,132,856	Series 2019-L3, Class XA, 0.645% due 11/15/52(b)(d)	1,023,014
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	719,130
321,834	Motel 6 Trust, Series 2017-MTL6, Class A, 1.104% (1-Month USD-LIBOR + 0.920%) due 8/15/34(b)(c)	302,476
2,192,000	MRCD Mortgage Trust, Series 2019-PARK, Class G, 2.718% due 12/15/36(c)	1,865,184
1,122,000	MSCG Trust, Series 2018-SELF, Class A, 1.084% (1-Month USD-LIBOR + 0.900%) due 10/15/37(b)(c)	1,079,795
	PMT Credit Risk Transfer Trust:
2,934,433	Series 2019-2R, Class A, 2.920% (1-Month USD-LIBOR + 2.750%) due 5/27/23(b)(c)(e)	2,829,583
2,300,404	Series 2019-3R, Class A, 2.870% (1-Month USD-LIBOR + 2.700%) due 10/27/22(b)(c)	2,261,076
9,735,422	PRPM, Series 2019-GS1, Class A1, 3.500% due 10/25/24(b)(c)	9,369,455
7,031,099	PRPM LLC, Series 2019-1A, Class A1, step bond to yield, 4.500% due 1/25/24(c)	6,999,050
	Rali Trust:
2,100,134	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	1,938,108
22,898,745	Series 2007-QH5, Class AII, 0.398% (1-Month USD-LIBOR + 0.230%) due 6/25/37(b)	10,913,329
5,149,639	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	4,083,433
3,100,000	Residential Mortgage Loan Trust, Series 2020-1, Class M1, 3.242% due 2/25/24(b)(c)	2,775,991
	Rosslyn Portfolio Trust:
429,000	Series 2017-ROSS, Class A, 1.939% (1-Month USD-LIBOR + 0.950%) due 6/15/33(b)(c)	420,371
429,000	Series 2017-ROSS, Class B, 2.239% (1-Month USD-LIBOR + 1.250%) due 6/15/33(b)(c)	414,101
6,090,683	Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MV, 3.000% due 2/25/59	6,557,592
5,691,946	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.557% due 6/15/50(b)(d)	436,703
4,276,535	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 0.946% due 3/10/46(b)(c)(d)	84,871
6,400,000	Verus Securitization Trust, Series 2019-INV2, Class M1, 3.499% due 7/25/59(b)(c)	5,282,092
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.523% due 11/15/43(b)(c)	293,285
275,000	Series 2015-C31, Class A4, 3.695% due 11/15/48	297,094
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	1,017,404
2,581,000	Series 2015-NXS4, Class E, 3.669% due 12/15/48(b)(c)	1,486,018
10,282,611	Series 2017-C38, Class XA, 1.055% due 7/15/50(b)(d)	546,774
1,200,000	Series 2017-C42, Class A4, 3.589% due 12/15/50	1,321,555
1,000,000	Series 2017-RC1, Class A4, 3.631% due 1/15/60	1,087,423
1,000,000	Series 2018-C44, Class A5, 4.212% due 5/15/51	1,146,954
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	815,429

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3% - (continued)
$1,457,636	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	$1,479,024
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $411,554,185)	399,646,161
CORPORATE BONDS & NOTES - 19.2%
Basic Materials - 0.7%
	Air Products & Chemicals Inc., Senior Unsecured Notes:
350,000	3.000% due 11/3/21	361,684
100,000	2.050% due 5/15/30	103,693
400,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(c)	390,148
	Arconic Corp.:
210,000	Secured Notes, 6.125% due 2/15/28(c)	204,225
60,000	Senior Secured Notes, 6.000% due 5/15/25(c)	62,163
100,000	Barrick North America Finance LLC, Company Guaranteed Notes, 5.750% due 5/1/43	137,438
200,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	245,806
600,000	Braskem Idesa SAPI, Senior Secured Notes, 7.450% due 11/15/29(c)	538,500
400,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.750% due 1/15/31(c)	433,220
800,000	CSN Islands XII Corp., Company Guaranteed Notes, 7.000% (f)	584,800
400,000	CSN Resources SA, Company Guaranteed Notes, 7.625% due 4/17/26(c)	329,600
	Dow Chemical Co., Senior Unsecured Notes:
100,000	3.150% due 5/15/24	104,872
250,000	4.625% due 10/1/44	281,373
	DuPont de Nemours Inc., Senior Unsecured Notes:
300,000	2.169% due 5/1/23	306,044
375,000	5.419% due 11/15/48	495,988
150,000	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	160,138
100,000	Ecolab Inc., Senior Unsecured Notes, 4.800% due 3/24/30	124,646
	Freeport-McMoRan Inc., Company Guaranteed Notes:
800,000	5.400% due 11/14/34	792,000
400,000	5.450% due 3/15/43	395,316
560,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(c)	613,522
95,000	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(c)	85,376
	International Paper Co., Senior Unsecured Notes:
100,000	3.000% due 2/15/27	106,311
100,000	7.300% due 11/15/39	141,016
100,000	4.400% due 8/15/47	111,578
600,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.750% due 9/15/24	639,283
160,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 7.000% due 4/15/25(c)	160,000
100,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	106,964
	LYB International Finance III LLC, Company Guaranteed Notes:
100,000	4.200% due 10/15/49	106,039
100,000	4.200% due 5/1/50	105,319
	MEGlobal Canada ULC, Company Guaranteed Notes:
600,000	5.000% due 5/18/25(c)	612,000
400,000	5.875% due 5/18/30(c)	424,500
100,000	Mosaic Co., Senior Unsecured Notes, 4.050% due 11/15/27	101,727
250,000	Newmont Corp., Company Guaranteed Notes, 2.800% due 10/1/29	260,069
200,000	Nexa Resources SA, Company Guaranteed Notes, 5.375% due 5/4/27	191,502
85,000	Novelis Corp., Company Guaranteed Notes, 4.750% due 1/30/30(c)	80,759
100,000	Nucor Corp., Senior Unsecured Notes, 5.200% due 8/1/43	125,792
150,000	Nutrien Ltd., Senior Unsecured Notes, 6.125% due 1/15/41	190,121
100,000	PPG Industries Inc., Senior Unsecured Notes, 2.800% due 8/15/29	106,767

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Basic Materials - 0.7% - (continued)
$200,000	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 5.200% due 11/2/40	$272,941
160,000	Schweitzer-Mauduit International Inc., Company Guaranteed Notes, 6.875% due 10/1/26(c)	160,139
100,000	Sherwin-Williams Co., Senior Unsecured Notes, 4.500% due 6/1/47	118,941
200,000	Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 4.375% due 1/28/25	209,000
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	133,234
125,000	6.750% due 4/16/40	160,416
1,600,000	Syngenta Finance NV, Company Guaranteed Notes, 5.676% due 4/24/48	1,510,521
100,000	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	99,326
1,100,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	1,100,262
	Vale Overseas Ltd., Company Guaranteed Notes:
100,000	6.250% due 8/10/26	114,336
25,000	6.875% due 11/21/36	31,243
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(c)	216,000
1,600,000	Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	796,338
100,000	Westlake Chemical Corp., Company Guaranteed Notes, 5.000% due 8/15/46	99,666
	Total Basic Materials	15,342,662
Communications - 1.9%
	Alibaba Group Holding Ltd., Senior Unsecured Notes:
200,000	3.600% due 11/28/24	217,361
200,000	4.000% due 12/6/37	229,864
255,000	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(c)	269,025
	Amazon.com Inc., Senior Unsecured Notes:
845,000	2.800% due 8/22/24	921,161
215,000	3.800% due 12/5/24	243,811
250,000	3.150% due 8/22/27	283,995
100,000	4.050% due 8/22/47	131,461
100,000	4.250% due 8/22/57	137,050
250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	289,736
	AT&T Inc., Senior Unsecured Notes:
600,000	3.200% due 3/1/22	621,805
250,000	3.800% due 3/1/24	270,023
1,200,000	3.400% due 5/15/25	1,293,877
250,000	4.250% due 3/1/27	280,865
100,000	4.300% due 2/15/30	113,626
100,000	2.750% due 6/1/31	100,690
250,000	5.250% due 3/1/37	305,412
250,000	5.350% due 9/1/40	311,254
100,000	6.375% due 3/1/41	136,976
100,000	3.500% due 6/1/41	100,676
250,000	4.850% due 7/15/45	286,313
150,000	4.750% due 5/15/46	174,878
200,000	4.500% due 3/9/48	227,651
300,000	5.700% due 3/1/57	392,807
100,000	3.850% due 6/1/60	101,682
1,000,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	1,006,642
	Baidu Inc., Senior Unsecured Notes:
200,000	4.875% due 11/14/28	232,386
200,000	3.425% due 4/7/30	211,618
50,000	Bell Canada Inc., Company Guaranteed Notes, 4.464% due 4/1/48	63,870
100,000	Booking Holdings Inc., Senior Unsecured Notes, 4.625% due 4/13/30	114,272
100,000	British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	158,952
400,000	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27	394,676

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - 1.9% - (continued)
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
$740,000	5.750% due 2/15/26(c)	$771,583
265,000	4.750% due 3/1/30(c)	276,925
125,000	4.500% due 8/15/30(c)	129,687
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(c)	84,375
	CenturyLink Inc.:
125,000	Senior Secured Notes, 4.000% due 2/15/27(c)	124,650
135,000	Senior Unsecured Notes, 5.125% due 12/15/26(c)	136,350
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
490,000	4.464% due 7/23/22	521,829
250,000	4.908% due 7/23/25	286,171
350,000	5.050% due 3/30/29	410,078
250,000	6.484% due 10/23/45	322,905
100,000	4.800% due 3/1/50	111,353
50,000	3.700% due 4/1/51	48,201
175,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(c)	180,250
	Cisco Systems Inc., Senior Unsecured Notes:
150,000	2.200% due 9/20/23	159,484
100,000	3.625% due 3/4/24	111,722
100,000	5.500% due 1/15/40	143,878
126,000	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/24	114,610
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	269,292
250,000	3.300% due 2/1/27	278,572
500,000	4.150% due 10/15/28	591,486
150,000	4.400% due 8/15/35	185,833
400,000	3.400% due 7/15/46	437,434
870,000	4.700% due 10/15/48	1,136,508
100,000	3.999% due 11/1/49	118,687
150,000	4.950% due 10/15/58	209,893
	CommScope Inc., Senior Secured Notes:
105,000	5.500% due 3/1/24(c)	107,987
100,000	6.000% due 3/1/26(c)	105,156
	Corning Inc., Senior Unsecured Notes:
100,000	3.900% due 11/15/49	105,580
50,000	5.450% due 11/15/79	57,321
295,000	CSC Holdings LLC, Senior Unsecured Notes, 5.750% due 1/15/30(c)	311,225
100,000	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 8.750% due 6/15/30	151,629
165,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(c)	131,175
507,159	Digicel Group Two Ltd., Senior Unsecured Notes, 9.125% due 4/1/24(c)	15,215
	Discovery Communications LLC, Company Guaranteed Notes:
400,000	3.800% due 3/13/24	422,518
350,000	4.125% due 5/15/29	374,271
160,000	DISH DBS Corp., Company Guaranteed Notes, 5.875% due 11/15/24	157,966
100,000	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	103,879
130,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	138,724
300,000	Empresa Nacional de Telecomunicaciones SA, Senior Unsecured Notes, 4.750% due 8/1/26	314,010
	Expedia Group Inc., Company Guaranteed Notes:
1,000,000	3.800% due 2/15/28	923,041
65,000	3.250% due 2/15/30	58,121

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - 1.9% - (continued)
	Fox Corp., Senior Unsecured Notes:
$200,000	4.709% due 1/25/29	$233,789
50,000	5.576% due 1/25/49	66,219
	Frontier Communications Corp.:
80,000	Secured Notes, 8.500% due 4/1/26(c)(e)(g)	76,630
125,000	Senior Secured Notes, 8.000% due 4/1/27(c)(e)(g)	128,594
100,000	Senior Unsecured Notes, 7.125% due 1/15/23(e)(g)	31,375
	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes:
400,000	4.843% due 6/8/25	381,600
400,000	4.875% due 1/22/30(c)	344,400
185,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., Senior Secured Notes, 9.875% due 5/1/24(c)	171,549
	Gray Television Inc., Company Guaranteed Notes:
65,000	5.125% due 10/15/24(c)	65,812
190,000	7.000% due 5/15/27(c)	200,687
80,000	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(c)	77,800
250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	267,467
120,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(c)	66,600
	iHeartCommunications Inc.:
25,000	Company Guaranteed Notes, 8.375% due 5/1/27	23,375
105,000	Senior Secured Notes, 5.250% due 8/15/27(c)	102,868
	Intelsat Jackson Holdings SA, Company Guaranteed Notes:
110,000	5.500% due 8/1/23(g)	58,025
190,000	8.500% due 10/15/24(c)(g)	108,300
800,000	JD.com Inc., Senior Unsecured Notes, 3.375% due 1/14/30	844,584
160,000	Level 3 Financing Inc., Company Guaranteed Notes, 4.625% due 9/15/27(c)	163,968
	Match Group Inc., Senior Unsecured Notes:
255,000	5.000% due 12/15/27(c)	266,847
65,000	4.625% due 6/1/28(c)	66,788
200,000	Motorola Solutions Inc., Senior Unsecured Notes, 4.600% due 5/23/29	223,283
	Netflix Inc., Senior Unsecured Notes:
140,000	5.875% due 2/15/25	156,829
75,000	5.375% due 11/15/29(c)	83,258
600,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.277%) (b)(c)(f)	589,500
110,000	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 7/15/27(c)	112,750
690,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	643,497
100,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	108,549
600,000	Ooredoo International Finance Ltd., Company Guaranteed Notes, 3.250% due 2/21/23	620,100
250,000	Orange SA, Senior Unsecured Notes, 9.000% due 3/1/31	407,034
180,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Unsecured Notes, 6.875% due 2/15/23(c)	183,112
150,000	Rogers Communications Inc., Company Guaranteed Notes, 5.000% due 3/15/44	193,638
125,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(c)	118,750
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	625,750
	Sirius XM Radio Inc., Company Guaranteed Notes:
225,000	5.375% due 7/15/26(c)	233,297
110,000	5.500% due 7/1/29(c)	117,425
415,000	Sprint Capital Corp., Company Guaranteed Notes, 6.875% due 11/15/28	512,525
395,000	Sprint Corp., Company Guaranteed Notes, 7.125% due 6/15/24	447,851
100,000	TD Ameritrade Holding Corp., Senior Unsecured Notes, 2.750% due 10/1/29	106,928
200,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	203,000

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - 1.9% - (continued)
$200,000	Telefonica Emisiones SA, Company Guaranteed Notes, 5.213% due 3/8/47	$242,602
	Telesat Canada/Telesat LLC:
130,000	Company Guaranteed Notes, 6.500% due 10/15/27(c)	127,487
130,000	Senior Secured Notes, 4.875% due 6/1/27(c)	129,675
100,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	109,627
900,000	Tencent Holdings Ltd., Senior Unsecured Notes, 2.390% due 6/3/30(c)	896,014
55,000	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(c)	53,350
	Time Warner Cable LLC, Senior Secured Notes:
150,000	4.000% due 9/1/21	153,741
150,000	7.300% due 7/1/38	200,011
150,000	4.500% due 9/15/42	160,622
	T-Mobile USA Inc.:
	Senior Secured Notes:
200,000	3.500% due 4/15/25(c)	214,174
200,000	3.750% due 4/15/27(c)	216,238
1,370,000	3.875% due 4/15/30(c)	1,485,190
50,000	4.375% due 4/15/40(c)	55,128
100,000	4.500% due 4/15/50(c)	112,433
500,000	Company Guaranteed Notes, 4.500% due 2/1/26	513,935
	TWDC Enterprises 18 Corp., Company Guaranteed Notes:
150,000	2.450% due 3/4/22	155,931
125,000	3.150% due 9/17/25	138,517
	Uber Technologies Inc., Company Guaranteed Notes:
130,000	8.000% due 11/1/26(c)	132,170
70,000	7.500% due 9/15/27(c)	71,050
45,000	Univision Communications Inc., Senior Secured Notes, 5.125% due 5/15/23(c)	43,734
	Verizon Communications Inc., Senior Unsecured Notes:
400,000	5.150% due 9/15/23	457,074
493,000	4.329% due 9/21/28	588,761
500,000	5.250% due 3/16/37	672,788
100,000	4.522% due 9/15/48	130,271
350,000	5.012% due 4/15/49	485,338
	ViacomCBS Inc., Senior Unsecured Notes:
100,000	4.950% due 1/15/31	110,653
100,000	5.900% due 10/15/40	111,022
100,000	5.850% due 9/1/43	108,274
50,000	4.950% due 5/19/50	50,626
	Vodafone Group PLC, Senior Unsecured Notes:
350,000	4.375% due 5/30/28	409,603
250,000	4.375% due 2/19/43	282,518
100,000	5.250% due 5/30/48	129,643
	Walt Disney Co., Company Guaranteed Notes:
250,000	3.375% due 11/15/26	279,143
100,000	2.000% due 9/1/29	101,322
150,000	4.750% due 11/15/46	195,859
50,000	2.750% due 9/1/49	48,567
150,000	4.700% due 3/23/50	193,630
100,000	3.600% due 1/13/51	111,800
100,000	3.800% due 5/13/60	113,661
	Zayo Group Holdings Inc.:
160,000	Senior Secured Notes, 4.000% due 3/1/27(c)	157,600
65,000	Senior Unsecured Notes, 6.125% due 3/1/28(c)	64,188
	Total Communications	39,712,312

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - 1.4%
$375,000	Allison Transmission Inc., Senior Unsecured Notes, 5.000% due 10/1/24(c)	$377,812
98,460	American Airlines 2019-1 Class AA Pass-Through Trust, Pass-Thru Certificates, 3.150% due 2/15/32	87,950
115,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.250% due 3/15/26	106,884
	American Honda Finance Corp., Senior Unsecured Notes:
225,000	2.050% due 1/10/23	229,760
150,000	2.900% due 2/16/24	157,297
170,000	Aramark Services Inc., Company Guaranteed Notes, 6.375% due 5/1/25(c)	177,954
	Asbury Automotive Group Inc., Company Guaranteed Notes:
38,000	4.500% due 3/1/28(c)	36,005
38,000	4.750% due 3/1/30(c)	36,480
250,000	AutoZone Inc., Senior Unsecured Notes, 3.125% due 4/18/24	262,109
	Beacon Roofing Supply Inc.:
215,000	Company Guaranteed Notes, 4.875% due 11/1/25(c)	203,110
90,000	Senior Secured Notes, 4.500% due 11/15/26(c)	88,200
215,000	Boyd Gaming Corp., Company Guaranteed Notes, 4.750% due 12/1/27(c)	198,006
370,000	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(c)	391,275
200,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(c)	177,875
65,000	Carnival Corp., Senior Secured Notes, 11.500% due 4/1/23(c)	69,215
75,000	Carvana Co., Company Guaranteed Notes, 8.875% due 10/1/23(c)	75,844
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29(c)	264,704
115,000	Century Communities Inc., Company Guaranteed Notes, 6.750% due 6/1/27	117,300
500,000	CK Hutchison International 20 Ltd., Company Guaranteed Notes, 2.500% due 5/8/30(c)	504,386
140,000	Constellation Merger Sub Inc., Senior Unsecured Notes, 8.500% due 9/15/25(c)	96,600
300,000	Costco Wholesale Corp., Senior Unsecured Notes, 2.300% due 5/18/22	310,940
235,000	Dana Financing Luxembourg SARL, Company Guaranteed Notes, 5.750% due 4/15/25(c)	232,650
45,000	Dana Inc., Senior Unsecured Notes, 5.375% due 11/15/27	43,144
60,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(c)	51,876
50,000	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(c)	51,677
775,000	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	866,684
215,000	eG Global Finance PLC, Senior Secured Notes, 8.500% due 10/30/25(c)	224,138
180,000	Eldorado Resorts Inc., Company Guaranteed Notes, 6.000% due 4/1/25	183,787
200,000	Falabella SA, Senior Unsecured Notes, 3.750% due 4/30/23	200,522
	Ford Motor Co., Senior Unsecured Notes:
70,000	9.000% due 4/22/25	73,588
170,000	7.450% due 7/16/31	168,725
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
400,000	5.750% due 2/1/21	400,000
400,000	4.389% due 1/8/26	376,000
	General Motors Co., Senior Unsecured Notes:
205,000	1.274% (3-Month USD-LIBOR + 0.800%) due 8/7/20(b)	203,773
75,000	6.250% due 10/2/43	77,409
100,000	5.400% due 4/1/48	96,321
50,000	5.950% due 4/1/49	51,360
	General Motors Financial Co., Inc.:
	Company Guaranteed Notes:
500,000	3.450% due 1/14/22	500,144
810,000	2.363% (3-Month USD-LIBOR + 0.990%) due 1/5/23(b)	727,075
415,000	3.950% due 4/13/24	416,498
100,000	4.350% due 1/17/27	99,963

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - 1.4% - (continued)
	Senior Unsecured Notes:
$250,000	5.100% due 1/17/24	$260,700
150,000	5.650% due 1/17/29	164,280
800,000	Gohl Capital Ltd., Company Guaranteed Notes, 4.250% due 1/24/27	788,674
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(c)	94,500
	Golden Nugget Inc.:
50,000	Company Guaranteed Notes, 8.750% due 10/1/25(c)	33,000
340,000	Senior Unsecured Notes, 6.750% due 10/15/24(c)	274,550
	Hasbro Inc., Senior Unsecured Notes:
825,000	3.500% due 9/15/27	829,495
100,000	3.900% due 11/19/29	100,218
	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
10,000	5.375% due 5/1/25(c)	10,227
10,000	5.750% due 5/1/28(c)	10,325
	Home Depot Inc., Senior Unsecured Notes:
250,000	2.625% due 6/1/22	261,013
100,000	2.500% due 4/15/27	108,901
200,000	2.950% due 6/15/29	222,097
100,000	3.300% due 4/15/40	111,685
700,000	3.900% due 6/15/47	844,389
100,000	3.350% due 4/15/50	113,021
250,000	3.500% due 9/15/56	291,378
830,000	Hyundai Capital America, Senior Unsecured Notes, 3.000% due 2/10/27(c)	772,970
210,000	IAA Inc., Senior Unsecured Notes, 5.500% due 6/15/27(c)	213,150
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(c)	157,325
	IRB Holding Corp.:
230,000	Company Guaranteed Notes, 6.750% due 2/15/26(c)	215,338
100,000	Senior Secured Notes, 7.000% due 6/15/25(c)	103,750
255,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(c)	240,921
150,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	145,931
	Latam Finance Ltd., Company Guaranteed Notes:
400,000	6.875% due 4/11/24(g)	75,400
600,000	7.000% due 3/1/26(c)(g)	120,000
165,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 6.375% due 2/1/24(c)	166,447
	Live Nation Entertainment Inc.:
310,000	Company Guaranteed Notes, 5.625% due 3/15/26(c)	299,150
75,000	Senior Secured Notes, 6.500% due 5/15/27(c)	79,641
	Lowe’s Cos. Inc., Senior Unsecured Notes:
250,000	2.500% due 4/15/26	265,982
250,000	3.700% due 4/15/46	276,072
100,000	4.550% due 4/5/49	124,564
250,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(c)	196,250
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	119,600
250,000	Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	245,801
210,000	Marriott Ownership Resorts Inc./ILG LLC, Company Guaranteed Notes, 6.500% due 9/15/26	208,425
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(c)	128,800
	McDonald’s Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	279,058
100,000	3.500% due 7/1/27	111,797
100,000	3.600% due 7/1/30	113,162
75,000	4.875% due 12/9/45	95,140
150,000	4.450% due 3/1/47	182,105

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - 1.4% - (continued)
	MGM Resorts International, Company Guaranteed Notes:
$165,000	6.750% due 5/1/25	$167,475
76,000	5.750% due 6/15/25	75,810
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	123,324
220,000	NCL Corp., Ltd., Senior Unsecured Notes, 3.625% due 12/15/24(c)	132,000
65,000	Newell Brands Inc., Senior Unsecured Notes, 4.875% due 6/1/25	67,425
	NIKE Inc., Senior Unsecured Notes:
200,000	2.850% due 3/27/30	222,232
100,000	3.375% due 3/27/50	115,615
	Nordstrom Inc.:
40,000	Senior Secured Notes, 8.750% due 5/15/25(c)	42,955
100,000	Senior Unsecured Notes, 4.000% due 3/15/27	77,829
	Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
80,000	Company Guaranteed Notes, 8.500% due 5/15/27(c)	78,500
150,000	Senior Secured Notes, 6.250% due 5/15/26(c)	152,625
230,000	Penn National Gaming Inc., Senior Unsecured Notes, 5.625% due 1/15/27(c)	216,287
200,000	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(c)	196,026
	PetSmart Inc.:
195,000	Company Guaranteed Notes, 7.125% due 3/15/23(c)	189,150
106,000	Senior Secured Notes, 5.875% due 6/1/25(c)	106,000
230,000	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(c)	208,999
100,000	Ross Stores Inc., Senior Unsecured Notes, 4.800% due 4/15/30	116,143
50,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(c)	53,125
200,000	Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	213,016
	Scientific Games International Inc.:
80,000	Company Guaranteed Notes, 8.250% due 3/15/26(c)	73,426
200,000	Senior Secured Notes, 5.000% due 10/15/25(c)	187,060
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	158,875
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(c)	263,200
95,000	Six Flags Theme Parks Inc., Senior Secured Notes, 7.000% due 7/1/25(c)	100,938
100,000	Southwest Airlines Co., Senior Unsecured Notes, 2.625% due 2/10/30	82,989
	Staples Inc.:
130,000	Senior Secured Notes, 7.500% due 4/15/26(c)	113,562
55,000	Senior Unsecured Notes, 10.750% due 4/15/27(c)	37,420
	Starbucks Corp., Senior Unsecured Notes:
250,000	3.100% due 3/1/23	265,550
150,000	3.550% due 8/15/29	166,096
75,000	4.450% due 8/15/49	87,570
100,000	3.500% due 11/15/50	102,021
235,000	Stars Group Holdings BV/Stars Group US Co.-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(c)	249,100
225,000	Superior Plus LP/Superior General Partner Inc., Senior Unsecured Notes, 7.000% due 7/15/26(c)	229,500
	Target Corp., Senior Unsecured Notes:
100,000	2.900% due 1/15/22	104,249
125,000	3.500% due 7/1/24	139,355
200,000	3.375% due 4/15/29	228,035
100,000	3.900% due 11/15/47	124,632
320,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.500% due 6/15/26	320,800
100,000	TJX Cos. Inc., Senior Unsecured Notes, 4.500% due 4/15/50	126,749
750,000	Toyota Motor Corp., Senior Unsecured Notes, 3.419% due 7/20/23	808,611
235,000	Twin River Worldwide Holdings Inc., Senior Unsecured Notes, 6.750% due 6/1/27(c)	219,138

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - 1.4% - (continued)
$100,000	United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Thru Certificates, 2.700% due 5/1/32	$88,916
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(c)	216,133
50,000	Senior Secured Notes, 13.000% due 5/15/25(c)	54,000
	Walgreens Boots Alliance Inc., Senior Unsecured Notes:
150,000	3.450% due 6/1/26	159,286
75,000	4.800% due 11/18/44	80,238
75,000	4.100% due 4/15/50	72,182
	Walmart Inc., Senior Unsecured Notes:
150,000	3.125% due 6/23/21	154,247
250,000	2.550% due 4/11/23	263,502
250,000	3.300% due 4/22/24	273,858
200,000	3.250% due 7/8/29	231,518
250,000	4.300% due 4/22/44	326,442
150,000	4.050% due 6/29/48	192,616
245,000	William Carter Co., Company Guaranteed Notes, 5.625% due 3/15/27(c)	250,265
115,000	Wolverine Escrow LLC, Senior Secured Notes, 9.000% due 11/15/26(c)	76,568
100,000	WW Grainger Inc., Senior Unsecured Notes, 4.200% due 5/15/47	113,276
	Yum! Brands Inc., Senior Unsecured Notes:
65,000	7.750% due 4/1/25(c)	71,825
130,000	4.750% due 1/15/30(c)	134,761
	Total Consumer Cyclical	27,973,317
Consumer Non-cyclical - 3.0%
	Abbott Laboratories, Senior Unsecured Notes:
140,000	3.750% due 11/30/26	164,000
200,000	4.900% due 11/30/46	282,180
	AbbVie Inc., Senior Unsecured Notes:
100,000	3.250% due 10/1/22(c)	104,591
520,000	3.200% due 11/6/22	546,782
350,000	2.850% due 5/14/23	367,790
300,000	3.750% due 11/14/23	326,192
290,000	3.850% due 6/15/24(c)	316,978
405,000	3.800% due 3/15/25(c)	446,084
250,000	3.200% due 11/21/29(c)	267,864
100,000	4.550% due 3/15/35(c)	117,797
84,000	4.750% due 3/15/45(c)	101,283
475,000	4.450% due 5/14/46	549,730
200,000	4.250% due 11/21/49(c)	229,133
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	3.950% due 1/19/22	199,054
300,000	3.375% due 7/24/24	291,294
100,000	Aetna Inc., Senior Unsecured Notes, 3.875% due 8/15/47	109,669
150,000	Air Medical Group Holdings Inc., Senior Unsecured Notes, 6.375% due 5/15/23(c)	142,500
120,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(c)	76,800
	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
135,000	4.625% due 1/15/27(c)	137,024
125,000	4.875% due 2/15/30(c)	129,531
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
185,000	Senior Secured Notes, 6.625% due 7/15/26(c)	194,250
155,000	Senior Unsecured Notes, 9.750% due 7/15/27(c)	164,688

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	Altria Group Inc., Company Guaranteed Notes:
$75,000	4.000% due 1/31/24	$81,952
250,000	4.800% due 2/14/29	286,322
250,000	3.875% due 9/16/46	245,803
	Amgen Inc., Senior Unsecured Notes:
300,000	2.650% due 5/11/22	311,232
150,000	2.600% due 8/19/26	159,773
700,000	2.450% due 2/21/30	730,625
150,000	4.950% due 10/1/41	194,505
100,000	4.400% due 5/1/45	122,701
100,000	4.563% due 6/15/48	126,127
100,000	4.663% due 6/15/51	130,200
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
63,000	3.650% due 2/1/26	69,804
450,000	4.700% due 2/1/36	513,084
150,000	4.900% due 2/1/46	173,938
269,000	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	284,733
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	4.000% due 4/13/28	226,001
250,000	4.950% due 1/15/42	291,798
200,000	3.750% due 7/15/42	204,351
250,000	4.600% due 4/15/48	277,947
645,000	5.550% due 1/23/49	808,708
100,000	4.500% due 6/1/50	111,754
	Anthem Inc., Senior Unsecured Notes:
2,085,000	3.300% due 1/15/23	2,212,736
35,000	2.375% due 1/15/25	36,785
100,000	4.650% due 1/15/43	123,790
150,000	4.375% due 12/1/47	182,055
	Archer-Daniels-Midland Co., Senior Unsecured Notes:
100,000	3.250% due 3/27/30	113,030
100,000	3.750% due 9/15/47	116,856
110,000	ASGN Inc., Company Guaranteed Notes, 4.625% due 5/15/28(c)	104,816
	AstraZeneca PLC, Senior Unsecured Notes:
350,000	3.375% due 11/16/25	390,997
475,000	6.450% due 9/15/37	715,323
100,000	4.375% due 11/16/45	129,924
320,000	Avantor Inc., Senior Unsecured Notes, 9.000% due 10/1/25(c)	345,600
	B&G Foods Inc., Company Guaranteed Notes:
105,000	5.250% due 4/1/25	107,888
85,000	5.250% due 9/15/27	87,292
52,000	Banner Health, Unsecured Notes, 3.181% due 1/1/50	53,511
	BAT Capital Corp., Company Guaranteed Notes:
100,000	3.222% due 8/15/24	105,165
200,000	3.557% due 8/15/27	210,139
100,000	4.390% due 8/15/37	104,958
	Bausch Health Cos. Inc.:
	Company Guaranteed Notes:
235,000	7.000% due 1/15/28(c)	246,898
120,000	6.250% due 2/15/29(c)	123,000
135,000	5.250% due 1/30/30(c)	132,638
65,000	Senior Secured Notes, 7.000% due 3/15/24(c)	67,261

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	Becton Dickinson & Co., Senior Unsecured Notes:
$1,280,000	2.894% due 6/6/22	$1,329,702
200,000	3.363% due 6/6/24	215,678
163,000	3.700% due 6/6/27	182,258
100,000	4.685% due 12/15/44	122,320
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	133,006
	Boston Scientific Corp., Senior Unsecured Notes:
150,000	4.000% due 3/1/29	170,149
100,000	4.700% due 3/1/49	128,002
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
100,000	2.750% due 2/15/23(c)	105,043
500,000	3.875% due 8/15/25(c)	568,147
250,000	3.250% due 2/27/27	286,225
400,000	3.400% due 7/26/29(c)	457,399
100,000	5.000% due 8/15/45(c)	137,848
1,180,000	4.350% due 11/15/47(c)	1,525,255
150,000	4.250% due 10/26/49(c)	197,222
250,000	Campbell Soup Co., Senior Unsecured Notes, 3.950% due 3/15/25	277,536
100,000	Cardinal Health Inc., Senior Unsecured Notes, 4.368% due 6/15/47	106,346
230,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 5.000% due 7/15/27(c)	235,750
	Centene Corp., Senior Unsecured Notes:
285,000	5.375% due 8/15/26(c)	301,077
160,000	4.250% due 12/15/27	167,139
130,000	Charles River Laboratories International Inc., Company Guaranteed Notes, 4.250% due 5/1/28(c)	131,097
100,000	Children’s Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	118,712
	Cigna Corp., Company Guaranteed Notes:
500,000	3.400% due 9/17/21	517,367
660,000	2.109% (3-Month USD-LIBOR + 0.890%) due 7/15/23(b)	651,607
100,000	4.800% due 8/15/38	124,728
150,000	4.800% due 7/15/46(c)	187,535
675,000	4.900% due 12/15/48	890,133
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	311,071
	Coca-Cola Co., Senior Unsecured Notes:
250,000	2.200% due 5/25/22	259,011
100,000	1.750% due 9/6/24	105,464
100,000	2.125% due 9/6/29	105,126
100,000	4.200% due 3/25/50	129,227
150,000	2.600% due 6/1/50	147,659
	CommonSpirit Health, Senior Secured Notes:
36,000	3.817% due 10/1/49	37,208
13,000	4.187% due 10/1/49	12,628
250,000	Conagra Brands Inc., Senior Unsecured Notes, 4.850% due 11/1/28	300,317
	Constellation Brands Inc.:
	Company Guaranteed Notes:
350,000	2.700% due 5/9/22	360,024
50,000	5.250% due 11/15/48	62,677
	Senior Unsecured Notes:
160,000	2.875% due 5/1/30	165,808
100,000	3.750% due 5/1/50	102,952

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	CVS Health Corp., Senior Unsecured Notes:
$125,000	2.125% due 6/1/21	$126,457
100,000	3.500% due 7/20/22	105,430
1,740,000	3.700% due 3/9/23	1,863,970
150,000	4.100% due 3/25/25	167,639
350,000	2.875% due 6/1/26	375,169
250,000	4.300% due 3/25/28	285,059
100,000	3.750% due 4/1/30	111,919
250,000	4.780% due 3/25/38	304,400
300,000	5.050% due 3/25/48	385,156
85,000	DaVita Inc., Senior Unsecured Notes, 4.625% due 6/1/30(c)	84,788
	DH Europe Finance II SARL, Company Guaranteed Notes:
25,000	2.600% due 11/15/29	26,280
50,000	3.250% due 11/15/39	54,505
210,000	Diageo Capital PLC, Company Guaranteed Notes, 2.375% due 10/24/29	220,802
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	169,387
	Eli Lilly & Co., Senior Unsecured Notes:
200,000	3.375% due 3/15/29	230,064
125,000	3.950% due 3/15/49	157,752
405,460	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	399,382
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	65,975
20,000	4.750% due 2/1/30	20,291
90,000	Envision Healthcare Corp., Company Guaranteed Notes, 8.750% due 10/15/26(c)	39,600
100,000	Estee Lauder Cos. Inc., Senior Unsecured Notes, 4.150% due 3/15/47	118,907
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(c)	221,925
200,000	Senior Unsecured Notes, 8.750% due 5/15/25(c)	202,000
100,000	General Mills Inc., Senior Unsecured Notes, 4.700% due 4/17/48	131,768
	Gilead Sciences Inc., Senior Unsecured Notes:
275,000	2.950% due 3/1/27	303,472
250,000	4.150% due 3/1/47	314,856
	GlaxoSmithKline Capital Inc., Company Guaranteed Notes:
500,000	3.625% due 5/15/25	566,970
50,000	4.200% due 3/18/43	63,895
125,000	Global Payments Inc., Senior Unsecured Notes, 4.800% due 4/1/26	144,155
	HCA Inc.:
	Company Guaranteed Notes:
340,000	5.375% due 9/1/26	376,550
215,000	3.500% due 9/1/30	211,738
	Senior Secured Notes:
625,000	4.125% due 6/15/29	678,869
100,000	5.250% due 6/15/49	117,724
100,000	Hershey Co., Senior Unsecured Notes, 2.450% due 11/15/29	106,763
160,000	H-Food Holdings LLC/Hearthside Finance Co. Inc., Senior Unsecured Notes, 8.500% due 6/1/26(c)	139,600
105,000	Hill-Rom Holdings Inc., Company Guaranteed Notes, 4.375% due 9/15/27(c)	107,756
200,000	Horizon Therapeutics USA Inc., Company Guaranteed Notes, 5.500% due 8/1/27(c)	212,000
100,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	128,914
205,000	IQVIA Inc., Company Guaranteed Notes, 5.000% due 5/15/27(c)	213,713
70,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 5.000% due 6/15/28(c)	72,625

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	JBS USA LUX SA/JBS USA Finance Inc., Company Guaranteed Notes:
$40,000	5.875% due 7/15/24(c)	$40,650
30,000	5.750% due 6/15/25(c)	30,750
175,000	6.750% due 2/15/28(c)	189,406
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
125,000	Company Guaranteed Notes, 6.500% due 4/15/29(c)	135,938
90,000	Senior Unsecured Notes, 5.500% due 1/15/30(c)	93,375
100,000	JM Smucker Co., Senior Unsecured Notes, 3.550% due 3/15/50	101,210
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	257,246
150,000	2.950% due 3/3/27	166,597
250,000	3.625% due 3/3/37	298,451
100,000	3.700% due 3/1/46	123,002
81,000	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.266% due 11/1/49	87,652
50,000	Kellogg Co., Senior Unsecured Notes, 4.500% due 4/1/46	60,953
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
250,000	4.597% due 5/25/28	296,409
100,000	5.085% due 5/25/48	129,688
	Kimberly-Clark Corp., Senior Unsecured Notes:
100,000	3.200% due 7/30/46	111,611
50,000	2.875% due 2/7/50	53,345
	Kraft Heinz Foods Co., Company Guaranteed Notes:
129,000	3.950% due 7/15/25	135,704
150,000	5.000% due 7/15/35	161,348
420,000	5.200% due 7/15/45	430,691
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	240,604
175,000	Kronos Acquisition Holdings Inc., Company Guaranteed Notes, 9.000% due 8/15/23(c)	170,224
1,540,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	1,688,622
	LifePoint Health Inc., Senior Secured Notes:
85,000	6.750% due 4/15/25(c)	89,675
145,000	4.375% due 2/15/27(c)	139,925
500,000	MARB BondCo PLC, Company Guaranteed Notes, 6.875% due 1/19/25	503,645
100,000	McKesson Corp., Senior Unsecured Notes, 4.883% due 3/15/44	120,844
250,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	279,768
	Medtronic Inc., Company Guaranteed Notes:
250,000	3.150% due 3/15/22	262,160
75,000	4.625% due 3/15/45	100,225
	Merck & Co., Inc., Senior Unsecured Notes:
300,000	2.900% due 3/7/24	324,884
250,000	3.700% due 2/10/45	301,512
55,000	Molina Healthcare Inc., Senior Unsecured Notes, 4.375% due 6/15/28(c)	55,481
150,000	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	141,402
300,000	Moody’s Corp., Senior Unsecured Notes, 2.750% due 12/15/21	308,844
250,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(c)	236,250
	Mylan NV, Company Guaranteed Notes:
250,000	3.150% due 6/15/21	254,601
125,000	5.250% due 6/15/46	144,456
10,000	Northwell Healthcare Inc., Secured Notes, 4.260% due 11/1/47	10,456

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	Novartis Capital Corp., Company Guaranteed Notes:
$250,000	2.400% due 5/17/22	$259,268
150,000	3.100% due 5/17/27	167,307
200,000	2.200% due 8/14/30	211,120
50,000	4.400% due 5/6/44	66,453
50,000	2.750% due 8/14/50	52,541
	Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, Senior Unsecured Notes:
25,000	7.375% due 6/1/25(c)	25,563
135,000	7.250% due 2/1/28(c)	134,325
	PayPal Holdings Inc., Senior Unsecured Notes:
35,000	2.400% due 10/1/24	36,972
70,000	2.850% due 10/1/29	75,494
	PepsiCo Inc., Senior Unsecured Notes:
500,000	2.750% due 3/5/22	522,450
100,000	2.250% due 3/19/25	106,829
150,000	2.375% due 10/6/26	162,368
100,000	2.750% due 3/19/30	110,494
250,000	3.450% due 10/6/46	287,167
200,000	3.625% due 3/19/50	239,638
	Pfizer Inc., Senior Unsecured Notes:
500,000	2.800% due 3/11/22	521,293
250,000	4.000% due 12/15/36	303,348
150,000	4.125% due 12/15/46	187,724
100,000	4.000% due 3/15/49	125,717
	Philip Morris International Inc., Senior Unsecured Notes:
500,000	2.625% due 2/18/22	516,405
250,000	3.375% due 8/15/29	280,176
100,000	4.125% due 3/4/43	113,177
230,000	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(c)	239,200
120,000	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% due 12/1/22(c)(h)	105,076
	Post Holdings Inc., Company Guaranteed Notes:
45,000	5.500% due 12/15/29(c)	47,025
190,000	4.625% due 4/15/30(c)	187,388
115,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(c)	108,963
	Procter & Gamble Co., Senior Unsecured Notes:
300,000	2.150% due 8/11/22	312,325
150,000	3.500% due 10/25/47	181,225
8,000	Providence St Joseph Health Obligated Group, Unsecured Notes, 3.930% due 10/1/48	9,105
160,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(c)	154,600
	Refinitiv US Holdings Inc.:
165,000	Company Guaranteed Notes, 8.250% due 11/15/26(c)	180,263
160,000	Senior Secured Notes, 6.250% due 5/15/26(c)	170,800
	Reynolds American Inc., Company Guaranteed Notes:
1,250,000	4.000% due 6/12/22	1,312,895
250,000	5.850% due 8/15/45	299,847
305,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(c)	320,631
250,000	ServiceMaster Co. LLC, Company Guaranteed Notes, 5.125% due 11/15/24(c)	253,125
125,000	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.875% due 9/23/23	131,821
650,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(c)	651,169
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(c)	126,913
7,000	Stanford Health Care, Unsecured Notes, 3.795% due 11/15/48	8,217
350,000	Stryker Corp., Senior Unsecured Notes, 3.375% due 11/1/25	391,824

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	Sysco Corp., Company Guaranteed Notes:
$350,000	3.550% due 3/15/25	$367,973
360,000	3.250% due 7/15/27	365,723
425,000	3.300% due 2/15/50	362,181
100,000	6.600% due 4/1/50	129,124
250,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 5.000% due 11/26/28	306,258
	Tenet Healthcare Corp.:
	Senior Secured Notes:
190,000	4.875% due 1/1/26(c)	195,265
80,000	5.125% due 11/1/27(c)	82,600
200,000	Secured Notes, 6.250% due 2/1/27(c)	207,000
180,000	Senior Unsecured Notes, 7.000% due 8/1/25	180,862
150,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.100% due 8/15/47	184,619
150,000	Tyson Foods Inc., Senior Unsecured Notes, 4.550% due 6/2/47	181,574
500,000	Unilever Capital Corp., Company Guaranteed Notes, 3.125% due 3/22/23	531,310
	United Rentals North America Inc., Company Guaranteed Notes:
125,000	6.500% due 12/15/26	133,594
15,000	5.250% due 1/15/30	15,638
150,000	4.000% due 7/15/30	146,156
	UnitedHealth Group Inc., Senior Unsecured Notes:
100,000	1.250% due 1/15/26	101,458
350,000	3.850% due 6/15/28	416,085
200,000	2.000% due 5/15/30	205,944
100,000	4.750% due 7/15/45	133,947
250,000	4.250% due 4/15/47	313,069
150,000	3.700% due 8/15/49	176,914
15,000	US Foods Inc., Senior Secured Notes, 6.250% due 4/15/25(c)	15,544
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	133,721
253,000	Verscend Escrow Corp., Senior Unsecured Notes, 9.750% due 8/15/26(c)	271,975
145,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(c)	152,124
175,000	West Street Merger Sub Inc., Senior Unsecured Notes, 6.375% due 9/1/25(c)	172,375
100,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.550% due 3/20/30	106,124
100,000	Zoetis Inc., Senior Unsecured Notes, 3.950% due 9/12/47	117,690
	Total Consumer Non-cyclical	61,004,604
Energy - 2.0%
250,000	AI Candelaria Spain SLU, Senior Secured Notes, 7.500% due 12/15/28	243,238
150,000	Aker BP ASA, Senior Unsecured Notes, 4.750% due 6/15/24(c)	150,071
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(c)	82,687
	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor Inc., Senior Unsecured Notes:
145,000	3.337% due 12/15/27	150,529
35,000	3.138% due 11/7/29	35,206
100,000	4.486% due 5/1/30	112,126
	BP Capital Markets America Inc., Company Guaranteed Notes:
100,000	2.520% due 9/19/22	103,677
350,000	3.224% due 4/14/24	376,736
150,000	3.000% due 2/24/50	146,160
300,000	BP Capital Markets PLC, Company Guaranteed Notes, 3.994% due 9/26/23	328,548
	Canacol Energy Ltd., Company Guaranteed Notes:
1,200,000	7.250% due 5/3/25	1,185,012
200,000	7.250% due 5/3/25(c)	197,502

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 2.0% - (continued)
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
$845,000	2.950% due 1/15/23	$863,534
125,000	5.850% due 2/1/35	134,629
150,000	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	162,445
	Cheniere Energy Partners LP:
185,000	Company Guaranteed Notes, 5.625% due 10/1/26	188,293
285,000	Senior Secured Notes, 5.250% due 10/1/25	287,850
	Chevron Corp., Senior Unsecured Notes:
250,000	2.498% due 3/3/22	258,749
300,000	3.191% due 6/24/23	321,762
100,000	2.236% due 5/11/30	105,389
200,000	CNOOC Finance 2013 Ltd., Company Guaranteed Notes, 3.000% due 5/9/23	207,052
1,050,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	1,135,617
180,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(c)	162,450
100,000	Concho Resources Inc., Company Guaranteed Notes, 3.750% due 10/1/27	104,673
	ConocoPhillips Co., Company Guaranteed Notes:
150,000	4.950% due 3/15/26	178,263
200,000	5.950% due 3/15/46	286,099
255,000	CSI Compressco LP/CSI Compressco Finance Inc., Senior Secured Notes, 7.500% due 4/1/25(c)	183,600
	Delek & Avner Tamar Bond Ltd., Senior Secured Notes:
200,000	5.082% due 12/30/23(c)	189,280
300,000	5.412% due 12/30/25(c)	281,427
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	69,507
50,000	5.000% due 6/15/45	44,359
100,000	Diamondback Energy Inc., Company Guaranteed Notes, 3.500% due 12/1/29	97,378
	Ecopetrol SA, Senior Unsecured Notes:
300,000	5.375% due 6/26/26	318,378
550,000	6.875% due 4/29/30	627,825
100,000	Enable Midstream Partners LP, Senior Unsecured Notes, 4.150% due 9/15/29	81,386
150,000	Enbridge Energy Partners LP, Company Guaranteed Notes, 5.500% due 9/15/40	175,568
100,000	Enbridge Inc., Company Guaranteed Notes, 4.000% due 10/1/23	107,736
	Energy Transfer Operating LP, Company Guaranteed Notes:
500,000	5.875% due 1/15/24	545,889
420,000	4.750% due 1/15/26	447,545
100,000	6.125% due 12/15/45	104,404
200,000	5.300% due 4/15/47	195,655
150,000	6.000% due 6/15/48	158,477
75,000	5.000% due 5/15/50	71,859
	Enterprise Products Operating LLC, Company Guaranteed Notes:
770,000	3.750% due 2/15/25	846,965
200,000	3.125% due 7/31/29	211,410
150,000	2.800% due 1/31/30	155,395
250,000	4.900% due 5/15/46	286,232
200,000	4.200% due 1/31/50	214,738
75,000	EOG Resources Inc., Senior Unsecured Notes, 4.950% due 4/15/50	96,613
125,000	EQT Corp., Senior Unsecured Notes, 6.125% due 2/1/25	127,759
	Equinor ASA, Company Guaranteed Notes:
250,000	2.450% due 1/17/23	259,735
100,000	3.700% due 3/1/24	109,514
100,000	3.250% due 11/18/49	105,267
100,000	3.700% due 4/6/50	112,333

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 2.0% - (continued)
$135,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	$103,950
50,000	Extraction Oil & Gas Inc., Company Guaranteed Notes, 5.625% due 2/1/26(c)	3,000
	Exxon Mobil Corp., Senior Unsecured Notes:
100,000	1.571% due 4/15/23	102,685
645,000	2.992% due 3/19/25	706,095
500,000	3.043% due 3/1/26	554,002
100,000	3.294% due 3/19/27	111,690
200,000	3.482% due 3/19/30	226,756
100,000	3.567% due 3/6/45	110,441
51,000	4.327% due 3/19/50	63,447
149,000	3.452% due 4/15/51	162,926
140,000	Foresight Energy LLC/Foresight Energy Finance Corp., Secured Notes, 11.500% due 4/1/23(c)(g)	175
105,000	FTS International Inc., Senior Secured Notes, 6.250% due 5/1/22	26,250
1,400,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	1,312,500
400,000	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	426,000
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(c)	49,002
1,100,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	274,313
175,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25	87,500
	Halliburton Co., Senior Unsecured Notes:
740,000	2.920% due 3/1/30	678,072
150,000	5.000% due 11/15/45	148,004
100,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	100,425
	Hess Midstream Operations LP, Company Guaranteed Notes:
160,000	5.625% due 2/15/26(c)	154,400
210,000	5.125% due 6/15/28(c)	198,450
190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(c)	162,450
600,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	544,722
600,000	Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.625% due 8/2/21	616,214
90,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 6.875% due 2/15/26(c)	87,075
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
100,000	4.250% due 9/1/24	109,432
150,000	6.950% due 1/15/38	200,606
75,000	5.000% due 8/15/42	84,676
	Kinder Morgan Inc., Company Guaranteed Notes:
200,000	4.300% due 6/1/25	222,347
400,000	4.300% due 3/1/28	446,333
150,000	5.050% due 2/15/46	172,410
100,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 3.950% due 3/1/50	98,755
50,000	Marathon Oil Corp., Senior Unsecured Notes, 5.200% due 6/1/45	43,752
	Marathon Petroleum Corp., Senior Unsecured Notes:
200,000	4.700% due 5/1/25	220,336
75,000	6.500% due 3/1/41	89,189
300,000	Medco Bell Pte Ltd., Senior Secured Notes, 6.375% due 1/30/27(c)	236,946
	MEG Energy Corp.:
54,000	Company Guaranteed Notes, 7.000% due 3/31/24(c)	51,975
215,000	Senior Unsecured Notes, 7.125% due 2/1/27(c)	195,783
120,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(c)	63,108
	MPLX LP, Senior Unsecured Notes:
200,000	4.125% due 3/1/27	206,569
250,000	5.200% due 3/1/47	271,581
105,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(c)	59,850

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 2.0% - (continued)
$90,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	$62,550
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	136,421
100,000	4.950% due 8/15/47	85,443
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	254,400
	Oasis Petroleum Inc., Company Guaranteed Notes:
165,000	6.875% due 3/15/22	31,284
100,000	6.250% due 5/1/26(c)	16,500
	Occidental Petroleum Corp., Senior Unsecured Notes:
145,000	4.100% due 2/1/21	142,100
160,000	2.700% due 8/15/22	146,352
275,000	3.500% due 8/15/29	184,937
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	201,000
	ONEOK Inc., Company Guaranteed Notes:
100,000	4.000% due 7/13/27	98,404
100,000	5.200% due 7/15/48	100,653
150,000	4.450% due 9/1/49	137,005
800,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	805,302
100,000	Ovintiv Inc., Company Guaranteed Notes, 6.500% due 2/1/38	76,354
265,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(c)	212,000
205,000	Parkland Fuel Corp., Company Guaranteed Notes, 5.875% due 7/15/27(c)	205,000
210,000	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/27(c)	205,800
85,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28(c)	71,399
135,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(c)	91,800
450,000	Pertamina Persero PT, Senior Unsecured Notes, 4.300% due 5/20/23	467,983
750,000	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	533,250
	Petrobras Global Finance BV, Company Guaranteed Notes:
200,000	5.750% due 2/1/29	200,710
500,000	6.900% due 3/19/49	498,025
200,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 4/21/30(c)	219,130
	Phillips 66, Company Guaranteed Notes:
250,000	4.300% due 4/1/22	265,189
150,000	4.875% due 11/15/44	186,376
	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
100,000	4.500% due 12/15/26	101,431
100,000	4.900% due 2/15/45	91,223
235,000	QEP Resources Inc., Senior Unsecured Notes, 5.250% due 5/1/23	125,137
1,500,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	1,573,170
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
100,000	5.750% due 5/15/24	110,627
620,000	5.000% due 3/15/27	688,021
100,000	4.200% due 3/15/28	106,399
	Shell International Finance BV, Company Guaranteed Notes:
250,000	1.750% due 9/12/21	253,748
250,000	2.500% due 9/12/26	270,863
200,000	3.875% due 11/13/28	231,949
250,000	2.375% due 11/7/29	261,296
200,000	2.750% due 4/6/30	216,317
100,000	4.000% due 5/10/46	116,094
150,000	3.750% due 9/12/46	170,503
1,300,000	Sinopec Group Overseas Development 2018 Ltd., Company Guaranteed Notes, 2.700% due 5/13/30(c)	1,334,342

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 2.0% - (continued)
$305,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(c)	$231,068
	Suncor Energy Inc., Senior Unsecured Notes:
150,000	3.600% due 12/1/24	158,799
100,000	6.500% due 6/15/38	123,416
100,000	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 4.250% due 4/1/24	104,303
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
195,000	5.500% due 2/15/26	195,975
105,000	6.000% due 4/15/27	107,780
70,000	Tapstone Energy LLC/Tapstone Energy Finance Corp., Senior Unsecured Notes, 9.750% due 6/1/22(c)(g)	700
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
160,000	5.875% due 4/15/26	162,800
125,000	6.500% due 7/15/27	131,600
125,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.250% due 1/31/23(c)	127,187
	Total Capital International SA, Company Guaranteed Notes:
500,000	3.700% due 1/15/24	550,692
50,000	3.461% due 7/12/49	53,500
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	289,742
75,000	7.625% due 1/15/39	113,450
100,000	4.875% due 5/15/48	123,328
100,000	5.100% due 3/15/49	128,197
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	317,256
50,100	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(c)	45,841
110,000	Transocean Inc., Company Guaranteed Notes, 8.000% due 2/1/27(c)	59,400
300,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(c)	270,000
119,000	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(c)	113,050
325,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	309,562
	Valero Energy Corp., Senior Unsecured Notes:
545,000	2.850% due 4/15/25	572,955
250,000	4.000% due 4/1/29	275,568
75,000	4.900% due 3/15/45	87,389
60,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/23(c)	39,923
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(c)	124,063
4,000	Weatherford International Ltd., Company Guaranteed Notes, 11.000% due 12/1/24(c)	2,700
	Western Midstream Operating LP, Senior Unsecured Notes:
150,000	3.100% due 2/1/25	139,593
155,000	4.050% due 2/1/30	139,066
240,000	Whiting Petroleum Corp., Company Guaranteed Notes, 6.625% due 1/15/26(g)	27,600
	Williams Cos. Inc., Senior Unsecured Notes:
415,000	3.750% due 6/15/27	441,393
150,000	5.100% due 9/15/45	168,236
	WPX Energy Inc., Senior Unsecured Notes:
155,000	5.250% due 10/15/27	151,125
170,000	4.500% due 1/15/30	155,868
	Total Energy	40,848,335
Financial - 5.8%
255,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 8.125% due 2/15/24(c)	270,456

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.8% - (continued)
$350,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 5/26/22	$324,507
30,000	Aflac Inc., Senior Unsecured Notes, 4.750% due 1/15/49	38,009
	Air Lease Corp., Senior Unsecured Notes:
1,340,000	3.250% due 3/1/25	1,240,149
250,000	3.625% due 4/1/27	219,747
250,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.950% due 1/15/28	274,186
130,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(c)	132,592
100,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	129,999
100,000	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 11/1/31	126,186
50,000	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 2.850% due 2/1/30	43,507
	American Express Co.:
860,000	Senior Unsecured Notes, 2.500% due 8/1/22	892,586
500,000	Subordinated Notes, 3.625% due 12/5/24	549,577
	American International Group Inc., Senior Unsecured Notes:
75,000	3.750% due 7/10/25	81,741
250,000	4.200% due 4/1/28	277,805
200,000	3.400% due 6/30/30	209,869
150,000	4.500% due 7/16/44	168,400
	American Tower Corp., Senior Unsecured Notes:
100,000	3.500% due 1/31/23	106,578
100,000	4.000% due 6/1/25	111,904
250,000	3.800% due 8/15/29	279,929
100,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	123,823
310,000	AssuredPartners Inc., Senior Unsecured Notes, 7.000% due 8/15/25(c)	303,800
100,000	Athene Holding Ltd., Senior Unsecured Notes, 6.150% due 4/3/30	109,225
250,000	Australia & New Zealand Banking Group Ltd., Senior Unsecured Notes, 2.050% due 11/21/22	258,481
250,000	AvalonBay Communities Inc., Senior Unsecured Notes, 3.300% due 6/1/29	272,785
200,000	Avation Capital SA, Company Guaranteed Notes, 6.500% due 5/15/21(c)	168,000
510,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.250% due 2/15/27(c)	392,057
300,000	Banco BBVA Peru SA, Senior Unsecured Notes, 5.000% due 8/26/22	316,440
650,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	663,007
200,000	Banco Bradesco SA, Subordinated Notes, 5.750% due 3/1/22	206,500
1,250,000	Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(b)(c)	1,167,500
200,000	Banco de Bogota SA, Subordinated Notes, 5.375% due 2/19/23	207,002
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	781,008
600,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%) (b)(f)	502,320
	Banco Macro SA, Subordinated Notes:
200,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(b)(c)	142,002
650,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(b)	461,507
	Banco Mercantil del Norte SA, Junior Subordinated Notes:
1,000,000	6.875% (5-Year CMT Index + 5.035%) (b)(f)	945,000
1,000,000	7.625% (5-Year CMT Index + 5.353%) (b)(f)	972,500
500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Senior Unsecured Notes, 5.375% due 4/17/25(c)	535,625
200,000	Banco Santander SA, Senior Unsecured Notes, 4.379% due 4/12/28	218,657
	Bancolombia SA, Subordinated Notes:
400,000	4.875% (5-Year CMT Index + 2.929%) due 10/18/27(b)	387,500
700,000	4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	630,525

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.8% - (continued)
	Bank of America Corp.:
	Senior Unsecured Notes:
$1,235,000	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(b)	$1,236,548
430,000	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(b)	449,312
750,000	3.875% due 8/1/25	840,903
500,000	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(b)	539,135
100,000	2.015% (3-Month USD-LIBOR + 0.640%) due 2/13/26(b)	101,945
250,000	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(b)	272,008
250,000	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(b)	283,939
200,000	2.592% (SOFR rate + 2.150%) due 4/29/31(b)	205,568
100,000	4.443% (3-Month USD-LIBOR + 1.990%) due 1/20/48(b)	122,907
150,000	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(b)	185,344
300,000	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(b)	357,733
250,000	Subordinated Notes, 7.750% due 5/14/38	399,472
	Bank of Montreal, Senior Unsecured Notes:
500,000	1.900% due 8/27/21	509,046
200,000	1.850% due 5/1/25	205,046
	Bank of New York Mellon Corp., Senior Unsecured Notes:
250,000	3.450% due 8/11/23	273,746
250,000	3.400% due 1/29/28	284,638
	Bank of Nova Scotia, Senior Unsecured Notes:
500,000	2.700% due 3/7/22	518,836
520,000	1.625% due 5/1/23	529,388
520,000	3.400% due 2/11/24	561,728
	Barclays PLC, Senior Unsecured Notes:
200,000	4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(b)	209,551
250,000	4.950% due 1/10/47	310,188
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(b)	189,500
1,100,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(b)	1,007,050
200,000	5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)(c)	191,040
1,000,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	1,014,623
	Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
150,000	4.200% due 8/15/48	186,227
50,000	4.250% due 1/15/49	62,628
	Berkshire Hathaway Inc., Senior Unsecured Notes:
250,000	2.750% due 3/15/23	265,170
250,000	3.125% due 3/15/26	278,943
	Boston Properties LP, Senior Unsecured Notes:
100,000	3.200% due 1/15/25	104,952
1,610,000	3.650% due 2/1/26	1,726,472
250,000	3.400% due 6/21/29	262,798
100,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.700% due 6/22/27	98,159
100,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	98,162
	Brookfield Finance Inc., Company Guaranteed Notes:
350,000	4.000% due 4/1/24	375,041
50,000	4.850% due 3/29/29	55,928
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 3.100% due 4/2/24	265,198
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	257,999
200,000	3.900% due 1/29/24	212,370
250,000	3.750% due 3/9/27	261,221
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	138,536

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.8% - (continued)
$250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	$274,489
250,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	278,849
200,000	CIMB Bank Bhd, Senior Unsecured Notes, 2.100% (3-Month USD-LIBOR + 0.780%) due 10/9/24(b)	193,305
	Citigroup Inc.:
	Senior Unsecured Notes:
100,000	2.350% due 8/2/21	101,772
500,000	2.750% due 4/25/22	515,774
500,000	4.044% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	538,046
300,000	3.106% (SOFR rate + 2.750%) due 4/8/26(b)	315,844
1,790,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(b)	1,943,885
200,000	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(b)	223,684
300,000	4.412% (SOFR rate + 3.914%) due 3/31/31(b)	345,521
100,000	5.316% (SOFR rate + 4.548%) due 3/26/41(b)	130,412
100,000	4.650% due 7/23/48	123,917
	Subordinated Notes:
250,000	4.450% due 9/29/27	277,930
100,000	5.300% due 5/6/44	126,858
150,000	4.750% due 5/18/46	181,184
250,000	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	258,643
100,000	CME Group Inc., Senior Unsecured Notes, 5.300% due 9/15/43	147,794
50,000	Comerica Inc., Senior Unsecured Notes, 4.000% due 2/1/29	54,098
875,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(c)	1,018,973
	Cooperatieve Rabobank UA:
	Company Guaranteed Notes:
250,000	4.375% due 8/4/25	276,946
250,000	3.750% due 7/21/26	270,548
250,000	Senior Unsecured Notes, 2.750% due 1/10/23	262,871
275,000	Credit Acceptance Corp., Company Guaranteed Notes, 6.625% due 3/15/26	258,500
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
300,000	3.800% due 6/9/23	318,473
250,000	3.750% due 3/26/25	271,475
250,000	4.550% due 4/17/26	283,586
	Credito Real SAB de CV SOFOM ER:
500,000	Company Guaranteed Notes, 9.500% due 2/7/26(c)	480,000
803,000	Junior Subordinated Notes, 9.125% (5-Year CMT Index + 7.026%) (b)(f)	618,318
	Crown Castle International Corp., Senior Unsecured Notes:
300,000	3.150% due 7/15/23	318,564
100,000	3.650% due 9/1/27	110,061
795,000	4.300% due 2/15/29	914,137
100,000	4.000% due 11/15/49	111,066
50,000	CubeSmart LP, Company Guaranteed Notes, 3.000% due 2/15/30	49,235
	DBS Group Holdings Ltd.:
1,350,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (b)(f)	1,346,625
200,000	Senior Unsecured Notes, 1.611% (3-Month USD-LIBOR + 0.620%) due 7/25/22(b)	198,584
300,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(b)	319,141
500,000	Deutsche Bank AG, Senior Unsecured Notes, 3.950% due 2/27/23	510,622
250,000	Digital Realty Trust LP, Company Guaranteed Notes, 3.600% due 7/1/29	278,713
1,100,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	1,153,113
40,000	Duke Realty LP, Senior Unsecured Notes, 2.875% due 11/15/29	42,054
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	201,805

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.8% - (continued)
	Equinix Inc., Senior Unsecured Notes:
$30,000	2.625% due 11/18/24	$31,656
35,000	3.200% due 11/18/29	37,667
	Equitable Holdings Inc., Senior Unsecured Notes:
250,000	3.900% due 4/20/23	263,938
50,000	5.000% due 4/20/48	51,450
250,000	ERP Operating LP, Senior Unsecured Notes, 3.000% due 7/1/29	269,345
245,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(c)	238,262
100,000	Essex Portfolio LP, Company Guaranteed Notes, 2.650% due 3/15/32	99,198
150,000	Federal Realty Investment Trust, Senior Unsecured Notes, 3.200% due 6/15/29	149,018
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.950% due 3/14/28	278,512
250,000	First Republic Bank, Senior Unsecured Notes, 1.912% (SOFR rate + 0.620%) due 2/12/24(b)	253,219
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	254,076
200,000	4.418% due 11/15/35	199,687
	Gilex Holding SARL, Senior Secured Notes:
200,000	8.500% due 5/2/23(c)	187,042
450,000	8.500% due 5/2/23	417,825
235,000	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(c)(h)	127,859
1,200,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	1,220,400
150,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	144,000
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
500,000	2.350% due 11/15/21	503,326
200,000	5.750% due 1/24/22	215,331
500,000	3.000% due 4/26/22	508,706
1,645,000	1.562% (3-Month USD-LIBOR + 1.170%) due 5/15/26(b)	1,616,438
300,000	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(b)	339,876
300,000	4.750% due 10/21/45	373,923
	Subordinated Notes:
250,000	4.250% due 10/21/25	277,822
175,000	6.750% due 10/1/37	242,009
250,000	5.150% due 5/22/45	315,147
	Grupo Aval Ltd., Company Guaranteed Notes:
400,000	4.750% due 9/26/22	403,388
200,000	4.375% due 2/4/30(c)	181,874
400,000	4.375% due 2/4/30	363,748
100,000	Hartford Financial Services Group Inc., Senior Unsecured Notes, 3.600% due 8/19/49	101,407
100,000	Healthcare Trust of America Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	95,041
150,000	Healthpeak Properties Inc., Senior Unsecured Notes, 3.500% due 7/15/29	152,272
100,000	Highwoods Realty LP, Senior Unsecured Notes, 3.050% due 2/15/30	94,019
	Host Hotels & Resorts LP, Senior Unsecured Notes:
100,000	3.875% due 4/1/24	99,138
50,000	3.375% due 12/15/29	44,596
	HSBC Holdings PLC:
	Senior Unsecured Notes:
500,000	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(b)	516,596
200,000	3.600% due 5/25/23	212,698
250,000	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(b)	270,582
200,000	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(b)	226,841
200,000	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(b)	218,096
250,000	Subordinated Notes, 5.250% due 3/14/44	306,110

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.8% - (continued)
$200,000	Huntington Bancshares Inc., Senior Unsecured Notes, 2.625% due 8/6/24	$207,888
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
255,000	6.250% due 5/15/26	256,326
135,000	5.250% due 5/15/27	128,587
300,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	302,253
	ING Groep NV, Senior Unsecured Notes:
500,000	3.150% due 3/29/22	517,134
300,000	4.100% due 10/2/23	324,538
	Intercontinental Exchange Inc.:
250,000	Company Guaranteed Notes, 3.750% due 12/1/25	283,106
25,000	Senior Unsecured Notes, 4.250% due 9/21/48	30,643
85,000	Iron Mountain Inc., Company Guaranteed Notes, 4.875% due 9/15/29(c)	85,212
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	94,500
100,000	Jefferies Group LLC/Jefferies Group Capital Finance Inc., Senior Unsecured Notes, 4.850% due 1/15/27	107,126
	JPMorgan Chase & Co.:
	Senior Unsecured Notes:
885,000	2.099% (3-Month USD-LIBOR + 1.100%) due 6/7/21(b)	890,089
750,000	4.500% due 1/24/22	797,306
250,000	2.972% due 1/15/23	258,083
300,000	3.207% (3-Month USD-LIBOR + 0.695%) due 4/1/23(b)	311,657
100,000	2.005% (SOFR rate + 1.585%) due 3/13/26(b)	101,828
100,000	2.083% (SOFR rate + 1.850%) due 4/22/26(b)	102,335
250,000	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(b)	276,214
250,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(b)	272,011
250,000	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(b)	281,861
100,000	2.522% (SOFR rate + 2.040%) due 4/22/31(b)	102,123
250,000	3.882% (3-Month USD-LIBOR + 1.360%) due 7/24/38(b)	285,745
100,000	3.109% (SOFR rate + 2.460%) due 4/22/41(b)	103,881
150,000	5.400% due 1/6/42	204,183
200,000	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(b)	242,360
100,000	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(b)	115,967
200,000	3.109% (SOFR rate + 2.440%) due 4/22/51(b)	203,076
	Subordinated Notes:
200,000	3.875% due 9/10/24	219,779
200,000	3.625% due 12/1/27	218,308
250,000	KeyBank NA, Senior Unsecured Notes, 3.375% due 3/7/23	266,241
100,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	98,793
100,000	Kilroy Realty LP, Company Guaranteed Notes, 3.050% due 2/15/30	93,808
200,000	Kimco Realty Corp., Senior Unsecured Notes, 3.800% due 4/1/27	202,861
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
500,000	2.500% due 2/15/22	518,757
500,000	2.125% due 3/7/22	516,214
500,000	1.750% due 8/22/22	516,198
500,000	2.375% due 12/29/22	526,498
200,000	1.625% due 2/15/23	206,980
100,000	2.500% due 11/20/24	108,991
250,000	2.875% due 4/3/28	290,262
	Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
250,000	2.375% due 6/10/25	272,920
75,000	1.750% due 7/27/26	79,900

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.8% - (continued)
$250,000	Lincoln National Corp., Senior Unsecured Notes, 3.800% due 3/1/28	$266,011
	Lloyds Banking Group PLC:
500,000	Senior Unsecured Notes, 3.100% due 7/6/21	510,465
200,000	Subordinated Notes, 4.344% due 1/9/48	221,946
50,000	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	53,675
	Macquarie Group Ltd., Senior Unsecured Notes:
520,000	3.189% (3-Month USD-LIBOR + 1.023%) due 11/28/23(b)(c)	535,112
1,275,000	4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(b)(c)	1,356,259
1,300,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	1,316,692
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD 1100 Run ICE Swap Rate + 1.647%) due 2/24/32(b)	261,109
	Markel Corp., Senior Unsecured Notes:
95,000	3.350% due 9/17/29	97,991
50,000	5.000% due 5/20/49	57,962
	Marsh & McLennan Cos. Inc., Senior Unsecured Notes:
100,000	3.875% due 3/15/24	109,726
100,000	4.900% due 3/15/49	133,254
815,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(c)	822,647
	Mastercard Inc., Senior Unsecured Notes:
200,000	3.350% due 3/26/30	231,503
100,000	3.950% due 2/26/48	125,681
	MetLife Inc., Senior Unsecured Notes:
100,000	3.600% due 4/10/24	109,937
250,000	4.600% due 5/13/46	310,613
500,000	Mexarrend SAPI de CV, Senior Unsecured Notes, 10.250% due 7/24/24(c)	355,000
235,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 5.750% due 2/1/27	246,491
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	257,451
	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes:
500,000	2.998% due 2/22/22	516,117
900,000	1.084% (3-Month USD-LIBOR + 0.740%) due 3/2/23(b)	882,970
200,000	3.407% due 3/7/24	212,885
250,000	3.741% due 3/7/29	279,403
200,000	3.195% due 7/18/29	215,305
	Mizuho Financial Group Inc., Senior Unsecured Notes:
250,000	2.953% due 2/28/22	258,512
250,000	3.663% due 2/28/27	271,091
	Morgan Stanley:
	Senior Unsecured Notes:
500,000	2.625% due 11/17/21	513,640
500,000	3.125% due 1/23/23	527,841
1,600,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(b)	1,708,180
100,000	2.188% (SOFR rate + 1.990%) due 4/28/26(b)	102,733
250,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(b)	274,728
150,000	3.772% (3-Month USD-LIBOR + 1.140%) due 1/24/29(b)	167,068
100,000	3.622% (SOFR rate + 3.120%) due 4/1/31(b)	111,033
250,000	6.375% due 7/24/42	375,152
100,000	5.597% (SOFR rate + 4.840%) due 3/24/51(b)	145,002
250,000	Subordinated Notes, 4.350% due 9/8/26	281,937
260,000	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 5.000% due 10/15/27	268,775
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	275,011

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.8% - (continued)
$100,000	National Retail Properties Inc., Senior Unsecured Notes, 2.500% due 4/15/30	$88,292
	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes:
195,000	8.125% due 7/15/23(c)	198,900
30,000	6.000% due 1/15/27(c)	27,000
	Navient Corp., Senior Unsecured Notes:
300,000	6.500% due 6/15/22	294,465
100,000	5.000% due 3/15/27	85,500
880,000	New York Life Global Funding, Secured Notes, 2.300% due 6/10/22(c)	908,843
	NFP Corp.:
20,000	Senior Secured Notes, 7.000% due 5/15/25(c)	20,750
310,000	Senior Unsecured Notes, 6.875% due 7/15/25(c)	298,375
200,000	Northern Trust Corp., Subordinated Notes, 3.950% due 10/30/25	229,217
1,250,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(c)	1,374,801
500,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 2/12/25	520,271
100,000	Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.500% due 4/1/27	96,340
450,000	Operadora de Servicios Mega SA de CV Sofom ER, Senior Unsecured Notes, 8.250% due 2/11/25(c)	386,437
800,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.250% due 6/19/24	864,590
500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	517,344
	PNC Financial Services Group Inc.:
200,000	Senior Unsecured Notes, 2.550% due 1/22/30	211,997
150,000	Subordinated Notes, 3.900% due 4/29/24	163,817
250,000	Principal Financial Group Inc., Company Guaranteed Notes, 3.700% due 5/15/29	281,252
125,000	Progressive Corp., Senior Unsecured Notes, 4.125% due 4/15/47	158,761
100,000	Prologis LP, Senior Unsecured Notes, 2.250% due 4/15/30	102,632
	Prudential Financial Inc.:
	Senior Unsecured Notes:
143,000	3.935% due 12/7/49	152,537
100,000	3.700% due 3/13/51	105,017
250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920%) due 6/15/43(b)	258,832
1,500,000	Radiant Access Ltd., Company Guaranteed Notes, 4.600% (f)	1,470,000
75,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	76,220
200,000	Regions Financial Corp., Senior Unsecured Notes, 3.800% due 8/14/23	213,083
	Royal Bank of Canada:
1,995,000	Senior Unsecured Notes, 2.550% due 7/16/24	2,103,817
250,000	Subordinated Notes, 4.650% due 1/27/26	287,176
	Royal Bank of Scotland Group PLC, Senior Unsecured Notes:
250,000	4.892% (3-Month USD-LIBOR + 1.754%) due 5/18/29(b)	286,327
200,000	4.445% (3-Month USD-LIBOR + 1.871%) due 5/8/30(b)	225,823
200,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	194,660
	Santander Holdings USA Inc., Senior Unsecured Notes:
250,000	3.700% due 3/28/22	255,503
835,000	3.400% due 1/18/23	862,263
200,000	3.500% due 6/7/24	207,975
250,000	Santander UK Group Holdings PLC, Senior Unsecured Notes, 3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(b)	259,324
1,500,000	SBA Tower Trust, Asset Backed, 3.168% due 4/11/22(c)	1,514,326
230,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(b)	236,040

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.8% - (continued)
	Simon Property Group LP, Senior Unsecured Notes:
$100,000	3.375% due 10/1/24	$102,077
100,000	2.450% due 9/13/29	91,839
50,000	4.250% due 11/30/46	47,670
65,000	3.250% due 9/13/49	52,840
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
697,533	zero coupon, due 12/5/22(c)	654,816
507,297	zero coupon, due 12/5/22	476,230
	Springleaf Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	113,275
40,000	6.625% due 1/15/28	38,200
90,000	5.375% due 11/15/29	79,785
200,000	State Street Corp., Senior Unsecured Notes, 2.400% due 1/24/30	212,560
	Sumitomo Mitsui Financial Group Inc.:
	Senior Unsecured Notes:
250,000	2.778% due 10/18/22	259,859
1,010,000	1.875% (3-Month USD-LIBOR + 0.740%) due 1/17/23(b)	994,456
250,000	3.102% due 1/17/23	262,513
200,000	2.448% due 9/27/24	207,845
100,000	2.632% due 7/14/26	105,452
250,000	Subordinated Notes, 3.202% due 9/17/29	260,367
400,000	SURA Asset Management SA, Company Guaranteed Notes, 4.875% due 4/17/24	418,504
350,000	Synchrony Bank, Senior Unsecured Notes, 3.000% due 6/15/22	351,261
250,000	Toronto-Dominion Bank, Senior Unsecured Notes, 3.250% due 3/11/24	271,574
	Travelers Cos. Inc., Senior Unsecured Notes:
125,000	5.350% due 11/1/40	174,372
100,000	4.100% due 3/4/49	124,140
	Truist Bank:
250,000	Senior Unsecured Notes, 3.200% due 4/1/24	269,504
250,000	Subordinated Notes, 2.636% (5-Year CMT Index + 1.150%) due 9/17/29(b)	248,205
500,000	Truist Financial Corp., Senior Unsecured Notes, 2.750% due 4/1/22	516,389
100,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	104,594
1,700,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%) (b)(f)	1,105,000
	United Overseas Bank Ltd.:
500,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%) (b)(f)	500,070
1,000,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(b)	1,018,030
100,000	Unum Group, Senior Unsecured Notes, 4.000% due 6/15/29	98,851
750,000	US Bancorp, Senior Unsecured Notes, 2.625% due 1/24/22	775,036
100,000	Ventas Realty LP, Company Guaranteed Notes, 4.375% due 2/1/45	88,240
	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes:
25,000	3.750% due 2/15/27(c)	24,125
125,000	4.125% due 8/15/30(c)	120,625
	Visa Inc., Senior Unsecured Notes:
650,000	2.800% due 12/14/22	686,475
100,000	4.150% due 12/14/35	128,935
100,000	4.300% due 12/14/45	131,918

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.8% - (continued)
	Wells Fargo & Co.:
	Senior Unsecured Notes:
$550,000	2.625% due 7/22/22	$566,723
1,060,000	3.069% due 1/24/23	1,091,851
250,000	3.000% due 4/22/26	267,703
1,125,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(b)	1,221,197
250,000	4.150% due 1/24/29	285,625
200,000	5.013% (3-Month USD-LIBOR + 4.240%) due 4/4/51(b)	263,140
	Subordinated Notes:
500,000	3.450% due 2/13/23	526,337
200,000	4.900% due 11/17/45	241,002
250,000	4.400% due 6/14/46	282,212
250,000	4.750% due 12/7/46	294,418
1,670,000	Welltower Inc., Senior Unsecured Notes, 4.125% due 3/15/29	1,725,706
250,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	260,270
	Westpac Banking Corp., Senior Unsecured Notes:
250,000	3.650% due 5/15/23	271,338
200,000	2.350% due 2/19/25	210,852
250,000	3.350% due 3/8/27	279,331
100,000	2.650% due 1/16/30	106,271
75,000	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(c)	35,345
250,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.625% due 9/15/23	271,219
	Willis North America Inc., Company Guaranteed Notes:
50,000	4.500% due 9/15/28	56,728
100,000	2.950% due 9/15/29	102,739
745,000	3.875% due 9/15/49	794,630
250,000	Zions Bancorp NA, Subordinated Notes, 3.250% due 10/29/29	238,081
	Total Financial	120,075,849
Government - 0.4%
250,000	African Development Bank, Senior Unsecured Notes, 1.625% due 9/16/22	257,153
	Asian Development Bank, Senior Unsecured Notes:
1,500,000	2.000% due 2/16/22	1,542,539
500,000	1.875% due 1/24/30	543,835
	European Investment Bank, Senior Unsecured Notes:
1,400,000	2.625% due 5/20/22	1,463,723
500,000	3.250% due 1/29/24	551,881
250,000	2.625% due 3/15/24	270,894
500,000	2.250% due 6/24/24	537,082
	Inter-American Development Bank, Senior Unsecured Notes:
200,000	0.500% due 5/24/23	200,810
500,000	0.875% due 4/3/25	508,383
500,000	2.375% due 7/7/27	556,468
200,000	4.375% due 1/24/44	305,728
500,000	International Finance Corp., Senior Unsecured Notes, 2.875% due 7/31/23	539,140
300,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	320,638
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	517,169
	Total Government	8,115,443
Industrial - 1.5%
	3M Co., Senior Unsecured Notes:
250,000	2.750% due 3/1/22	260,514
250,000	3.375% due 3/1/29	283,326
100,000	3.250% due 8/26/49	110,905
130,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.000% due 9/30/27(c)	130,000

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - 1.5% - (continued)
$255,000	AECOM, Company Guaranteed Notes, 5.125% due 3/15/27	$270,570
200,000	Aeropuerto Internacional de Tocumen SA, Senior Secured Notes, 5.625% due 5/18/36	204,502
65,000	Agilent Technologies Inc., Senior Unsecured Notes, 2.750% due 9/15/29	68,600
100,000	Allegion PLC, Company Guaranteed Notes, 3.500% due 10/1/29	100,742
100,000	Amphenol Corp., Senior Unsecured Notes, 2.800% due 2/15/30	104,416
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(c)	206,190
615,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	628,081
230,000	Berry Global Inc., Secured Notes, 5.625% due 7/15/27(c)	241,500
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	496,223
200,000	4.875% due 5/1/25	212,274
100,000	3.200% due 3/1/29	94,567
200,000	5.150% due 5/1/30	213,567
100,000	5.705% due 5/1/40	109,455
250,000	3.650% due 3/1/47	208,523
250,000	5.805% due 5/1/50	282,980
	Bombardier Inc., Senior Unsecured Notes:
105,000	6.000% due 10/15/22(c)	67,725
110,000	7.875% due 4/15/27(c)	66,275
	Builders FirstSource Inc.:
140,000	Company Guaranteed Notes, 5.000% due 3/1/30(c)	131,250
64,000	Senior Secured Notes, 6.750% due 6/1/27(c)	67,360
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	3.250% due 6/15/27	168,180
100,000	4.150% due 4/1/45	120,876
250,000	4.125% due 6/15/47	298,556
100,000	3.550% due 2/15/50	111,509
100,000	Canadian National Railway Co., Senior Unsecured Notes, 4.450% due 1/20/49	133,603
	Canadian Pacific Railway Co.:
250,000	Company Guaranteed Notes, 4.000% due 6/1/28	283,358
100,000	Senior Unsecured Notes, 2.900% due 2/1/25	107,251
660,000	Carrier Global Corp., Senior Unsecured Notes, 3.577% due 4/5/50(c)	593,670
500,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.700% due 8/9/21	506,788
	Caterpillar Inc., Senior Unsecured Notes:
1,320,000	3.400% due 5/15/24	1,449,342
250,000	2.600% due 9/19/29	270,223
100,000	3.803% due 8/15/42	118,381
100,000	3.250% due 4/9/50	109,972
	Clean Harbors Inc., Company Guaranteed Notes:
250,000	4.875% due 7/15/27(c)	258,750
45,000	5.125% due 7/15/29(c)	47,267
270,000	Colfax Corp., Company Guaranteed Notes, 6.375% due 2/15/26(c)	282,825
135,000	Crown Americas LLC/Crown Americas Capital Corp. IV, Company Guaranteed Notes, 4.500% due 1/15/23	139,387
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	266,405
100,000	4.300% due 3/1/48	121,668
745,000	3.350% due 9/15/49	802,738
200,000	4.500% due 8/1/54	251,960
100,000	Deere & Co., Senior Unsecured Notes, 3.750% due 4/15/50	120,648
100,000	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	118,045
165,000	Energizer Holdings Inc., Company Guaranteed Notes, 7.750% due 1/15/27(c)	179,850

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - 1.5% - (continued)
	FedEx Corp., Company Guaranteed Notes:
$300,000	3.400% due 1/14/22	$312,718
100,000	3.300% due 3/15/27	105,813
310,000	4.750% due 11/15/45	331,728
200,000	4.400% due 1/15/47	204,743
100,000	5.250% due 5/15/50	116,175
200,000	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	215,750
225,000	Flex Acquisition Co., Inc., Senior Unsecured Notes, 6.875% due 1/15/25(c)	226,973
100,000	Fortune Brands Home & Security Inc., Senior Unsecured Notes, 3.250% due 9/15/29	99,986
265,000	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(c)	283,550
160,000	Gates Global LLC/Gates Corp., Company Guaranteed Notes, 6.250% due 1/15/26(c)	156,000
100,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	102,015
	General Dynamics Corp., Company Guaranteed Notes:
100,000	3.625% due 4/1/30	115,985
100,000	4.250% due 4/1/40	124,040
	General Electric Co., Senior Unsecured Notes:
200,000	3.450% due 5/1/27	198,016
100,000	3.625% due 5/1/30	98,897
200,000	6.750% due 3/15/32	239,910
430,000	5.875% due 1/14/38	480,253
12,000	4.125% due 10/9/42	11,053
	GFL Environmental Inc.:
	Senior Secured Notes:
65,000	4.250% due 6/1/25(c)	65,812
160,000	5.125% due 12/15/26(c)	166,400
54,000	Senior Unsecured Notes, 8.500% due 5/1/27(c)	59,197
135,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	134,095
45,000	Hillman Group Inc., Company Guaranteed Notes, 6.375% due 7/15/22(c)	40,532
	Honeywell International Inc., Senior Unsecured Notes:
500,000	1.850% due 11/1/21	510,273
75,000	2.500% due 11/1/26	82,018
100,000	2.800% due 6/1/50	104,868
100,000	Howmet Aerospace Inc., Senior Unsecured Notes, 6.875% due 5/1/25	106,273
100,000	Illinois Tool Works Inc., Senior Unsecured Notes, 2.650% due 11/15/26	110,732
250,000	Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed Notes, 3.800% due 3/21/29	277,069
240,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(c)	227,400
	John Deere Capital Corp., Senior Unsecured Notes:
500,000	2.950% due 4/1/22	521,885
100,000	2.250% due 9/14/26	105,754
250,000	2.800% due 9/8/27	277,574
100,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	114,420
1,000,000	JSL Europe SA, Company Guaranteed Notes, 7.750% due 7/26/24	961,490
	Kansas City Southern, Company Guaranteed Notes:
60,000	2.875% due 11/15/29	62,495
75,000	3.500% due 5/1/50	79,567
30,000	Kenan Advantage Group Inc., Senior Unsecured Notes, 7.875% due 7/31/23(c)	24,900
160,000	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 6.500% due 11/30/25(c)	164,400
250,000	L3Harris Technologies Inc., Senior Unsecured Notes, 4.400% due 6/15/28	288,616
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	285,482
150,000	4.700% due 5/15/46	204,586
155,000	Masonite International Corp., Company Guaranteed Notes, 5.750% due 9/15/26(c)	158,100

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - 1.5% - (continued)
	Norfolk Southern Corp., Senior Unsecured Notes:
$250,000	2.900% due 6/15/26	$273,878
250,000	3.800% due 8/1/28	283,937
100,000	3.400% due 11/1/49	109,193
	Northrop Grumman Corp., Senior Unsecured Notes:
200,000	2.550% due 10/15/22	209,371
200,000	4.030% due 10/15/47	242,328
100,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30(c)	101,022
100,000	Owens Corning, Senior Unsecured Notes, 3.400% due 8/15/26	103,119
	Parker-Hannifin Corp., Senior Unsecured Notes:
100,000	3.250% due 3/1/27	106,750
150,000	4.100% due 3/1/47	168,893
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
40,000	3.400% due 11/15/26(c)	41,338
300,000	4.200% due 4/1/27(c)	317,556
50,000	PerkinElmer Inc., Senior Unsecured Notes, 3.300% due 9/15/29	51,701
400,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.125% due 9/5/29	416,128
	Raytheon Technologies Corp., Senior Unsecured Notes:
75,000	3.950% due 8/16/25	85,322
200,000	4.450% due 11/16/38	240,925
100,000	4.500% due 6/1/42	122,554
125,000	3.750% due 11/1/46	140,662
	Republic Services Inc., Senior Unsecured Notes:
250,000	2.500% due 8/15/24	264,576
100,000	3.050% due 3/1/50	100,689
25,000	Rockwell Automation Inc., Senior Unsecured Notes, 4.200% due 3/1/49	30,997
100,000	Rockwell Collins Inc., Senior Unsecured Notes, 3.200% due 3/15/24	106,162
	Roper Technologies Inc., Senior Unsecured Notes:
570,000	4.200% due 9/15/28	663,848
250,000	2.950% due 9/15/29	265,022
	Ryder System Inc., Senior Unsecured Notes:
300,000	2.800% due 3/1/22	305,813
30,000	2.500% due 9/1/24	30,350
90,000	2.900% due 12/1/26	90,389
225,000	Silgan Holdings Inc., Senior Unsecured Notes, 4.125% due 2/1/28(c)	226,062
100,000	Snap-on Inc., Senior Unsecured Notes, 3.100% due 5/1/50	100,224
250,000	Stanley Black & Decker Inc., Senior Unsecured Notes, 3.400% due 3/1/26	273,550
200,000	Stevens Holding Co., Inc., Company Guaranteed Notes, 6.125% due 10/1/26(c)	206,076
759,389	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27(g)	265,794
300,000	Tech Data Corp., Senior Unsecured Notes, 3.700% due 2/15/22	300,801
200,000	Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	187,394
215,000	Tervita Corp., Secured Notes, 7.625% due 12/1/21(c)	166,087
100,000	Textron Inc., Senior Unsecured Notes, 3.000% due 6/1/30	95,390
55,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(c)	51,287
	TransDigm Inc.:
	Company Guaranteed Notes:
140,000	6.375% due 6/15/26	130,200
125,000	5.500% due 11/15/27(c)	113,437
	Senior Secured Notes:
35,000	8.000% due 12/15/25(c)	37,800
220,000	6.250% due 3/15/26(c)	224,950

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - 1.5% - (continued)
$140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(c)	$124,600
	Triumph Group Inc.:
109,000	Company Guaranteed Notes, 7.750% due 8/15/25	70,850
55,000	Secured Notes, 6.250% due 9/15/24(c)	47,162
200,000	Trivium Packaging Finance BV, Senior Secured Notes, 5.500% due 8/15/26(c)	209,814
	Union Pacific Corp., Senior Unsecured Notes:
200,000	3.950% due 9/10/28	232,043
250,000	3.350% due 8/15/46	260,326
590,000	4.300% due 3/1/49	741,732
125,000	3.875% due 2/1/55	142,845
	United Parcel Service Inc., Senior Unsecured Notes:
200,000	4.450% due 4/1/30	247,103
150,000	3.750% due 11/15/47	171,190
50,000	5.300% due 4/1/50	70,614
100,000	Vulcan Materials Co., Senior Unsecured Notes, 4.500% due 6/15/47	105,800
825,000	Waste Management Inc., Company Guaranteed Notes, 3.450% due 6/15/29	913,764
130,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(c)	128,508
	WRKCo Inc., Company Guaranteed Notes:
740,000	3.750% due 3/15/25	799,352
250,000	4.900% due 3/15/29	287,684
	Total Industrial	31,783,302
Technology - 0.9%
	Apple Inc., Senior Unsecured Notes:
130,000	1.700% due 9/11/22	134,059
500,000	2.850% due 2/23/23	530,727
300,000	2.400% due 5/3/23	317,091
250,000	3.000% due 2/9/24	270,761
200,000	2.050% due 9/11/26	213,597
250,000	3.350% due 2/9/27	283,500
150,000	3.000% due 6/20/27	167,596
95,000	2.200% due 9/11/29	101,921
100,000	4.650% due 2/23/46	137,442
150,000	4.250% due 2/9/47	195,316
250,000	3.750% due 11/13/47	301,981
100,000	2.650% due 5/11/50	102,574
100,000	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	129,480
	Ascend Learning LLC, Senior Unsecured Notes:
205,000	6.875% due 8/1/25(c)	203,506
125,000	6.875% due 8/1/25(c)	124,375
60,000	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(c)	60,221
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(c)	15,675
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.625% due 1/15/24	105,130
	Broadcom Inc., Company Guaranteed Notes:
200,000	4.700% due 4/15/25(c)	219,181
245,000	3.150% due 11/15/25(c)	253,914
200,000	4.250% due 4/15/26(c)	214,142
250,000	4.750% due 4/15/29(c)	273,888
100,000	5.000% due 4/15/30(c)	110,394
100,000	4.300% due 11/15/32(c)	105,488
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(c)	45,211
60,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(c)	55,809
95,000	CDK Global Inc., Senior Unsecured Notes, 5.875% due 6/15/26	99,987

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology - 0.9% - (continued)
	Dell International LLC/EMC Corp., Senior Secured Notes:
$100,000	5.450% due 6/15/23(c)	$107,370
250,000	6.020% due 6/15/26(c)	282,374
100,000	5.300% due 10/1/29(c)	108,718
100,000	8.100% due 7/15/36(c)	121,131
	Dun & Bradstreet Corp.:
100,000	Senior Secured Notes, 6.875% due 8/15/26(c)	108,500
75,000	Senior Unsecured Notes, 10.250% due 2/15/27(c)	83,437
	DXC Technology Co., Senior Unsecured Notes:
790,000	4.000% due 4/15/23	811,729
150,000	4.750% due 4/15/27	156,191
	Fiserv Inc., Senior Unsecured Notes:
200,000	3.200% due 7/1/26	217,603
250,000	3.500% due 7/1/29	275,897
360,000	Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 SARL/Greeneden US Ho, Company Guaranteed Notes, 10.000% due 11/30/24(c)	383,400
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
250,000	2.250% due 4/1/23	255,396
150,000	6.200% due 10/15/35	178,347
100,000	HP Inc., Senior Unsecured Notes, 6.000% due 9/15/41	111,567
	Intel Corp., Senior Unsecured Notes:
500,000	2.700% due 12/15/22	529,592
50,000	3.400% due 3/25/25	56,190
250,000	4.100% due 5/19/46	305,633
250,000	4.750% due 3/25/50	344,165
350,000	3.100% due 2/15/60	373,078
	International Business Machines Corp., Senior Unsecured Notes:
250,000	2.500% due 1/27/22	258,783
100,000	3.300% due 5/15/26	111,999
250,000	3.300% due 1/27/27	278,446
100,000	1.700% due 5/15/27	101,474
250,000	3.500% due 5/15/29	285,521
200,000	1.950% due 5/15/30	199,739
100,000	4.000% due 6/20/42	116,802
100,000	4.250% due 5/15/49	122,959
125,000	KLA Corp., Senior Unsecured Notes, 4.650% due 11/1/24	141,356
100,000	Lam Research Corp., Senior Unsecured Notes, 4.000% due 3/15/29	116,535
	Micron Technology Inc., Senior Unsecured Notes:
330,000	2.497% due 4/24/23	337,863
100,000	5.327% due 2/6/29	115,338
	Microsoft Corp., Senior Unsecured Notes:
100,000	2.400% due 2/6/22	103,429
250,000	2.875% due 2/6/24	270,864
400,000	3.125% due 11/3/25	452,003
250,000	3.300% due 2/6/27	287,692
250,000	3.450% due 8/8/36	294,878
550,000	4.250% due 2/6/47	744,770
150,000	3.950% due 8/8/56	195,832
40,000	MSCI Inc., Company Guaranteed Notes, 3.625% due 9/1/30(c)	40,950
	NVIDIA Corp., Senior Unsecured Notes:
100,000	2.850% due 4/1/30	109,872
100,000	3.500% due 4/1/50	113,539
200,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 3.400% due 5/1/30(c)	207,804

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology - 0.9% - (continued)
	Oracle Corp., Senior Unsecured Notes:
$500,000	1.900% due 9/15/21	$508,942
100,000	2.950% due 11/15/24	108,861
100,000	2.650% due 7/15/26	108,307
400,000	2.950% due 4/1/30	438,892
250,000	3.850% due 7/15/36	289,243
100,000	3.600% due 4/1/40	110,576
250,000	4.000% due 7/15/46	290,529
200,000	4.000% due 11/15/47	234,924
840,000	3.600% due 4/1/50	935,807
100,000	3.850% due 4/1/60	114,238
	QUALCOMM Inc., Senior Unsecured Notes:
200,000	3.000% due 5/20/22	209,894
100,000	4.650% due 5/20/35	128,496
100,000	4.300% due 5/20/47	122,254
80,000	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(c)	47,600
60,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(c)	61,275
140,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.250% due 3/1/22	144,313
230,000	Sophia LP/Sophia Finance Inc., Senior Unsecured Notes, 9.000% due 9/30/23(c)	232,588
350,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Unsecured Notes, 6.750% due 6/1/25(c)	348,250
100,000	Texas Instruments Inc., Senior Unsecured Notes, 3.875% due 3/15/39	126,755
200,000	VMware Inc., Senior Unsecured Notes, 3.900% due 8/21/27	210,701
	Total Technology	19,364,177
Utilities - 1.6%
510,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	536,410
1,300,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	1,209,000
	AES Gener SA, Junior Subordinated Notes:
900,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(b)(c)	905,074
600,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(b)	603,382
200,000	6.350% (5-Year CMT Index + 4.917%) due 10/7/79(b)(c)	191,330
200,000	6.350% (5-Year CMT Index + 4.917%) due 10/7/79(b)	191,330
65,000	Ameren Corp., Senior Unsecured Notes, 2.500% due 9/15/24	69,078
50,000	Ameren Illinois Co., 1st Mortgage Notes, 3.700% due 12/1/47	57,074
	American Water Capital Corp., Senior Unsecured Notes:
250,000	3.750% due 9/1/28	285,237
50,000	4.150% due 6/1/49	60,657
100,000	Arizona Public Service Co., Senior Unsecured Notes, 4.250% due 3/1/49	117,820
	Atmos Energy Corp., Senior Unsecured Notes:
100,000	4.125% due 3/15/49	122,879
65,000	3.375% due 9/15/49	72,263
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	289,331
150,000	5.150% due 11/15/43	201,263
100,000	4.450% due 1/15/49	126,162
50,000	4.250% due 10/15/50(c)	62,725
85,000	Black Hills Corp., Senior Unsecured Notes, 3.050% due 10/15/29	86,718
	Calpine Corp.:
	Senior Secured Notes:
120,000	5.250% due 6/1/26(c)	124,261
95,000	4.500% due 2/15/28(c)	95,475
60,000	Senior Unsecured Notes, 5.125% due 3/15/28(c)	60,900

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 1.6% - (continued)
	CenterPoint Energy Inc., Senior Unsecured Notes:
$250,000	3.850% due 2/1/24	$270,065
100,000	3.700% due 9/1/49	105,311
135,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(c)	139,387
100,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29(c)	98,964
1,520,000	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	1,502,520
	Commonwealth Edison Co., 1st Mortgage Notes:
75,000	3.750% due 8/15/47	87,011
75,000	4.000% due 3/1/48	89,696
50,000	3.200% due 11/15/49	53,196
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
250,000	3.950% due 3/1/43	284,306
100,000	4.125% due 5/15/49	118,799
100,000	3.950% due 4/1/50	116,855
100,000	Consumers Energy Co., 1st Mortgage Notes, 3.100% due 8/15/50	107,959
75,000	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 3.900% due 11/15/49	76,186
50,000	Dominion Energy Inc., Senior Unsecured Notes, 4.600% due 3/15/49	61,355
100,000	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 5.100% due 6/1/65	139,788
100,000	DTE Electric Co., General and Refunding Mortgage Bonds, 3.750% due 8/15/47	116,772
100,000	DTE Energy Co., Senior Unsecured Notes, 2.950% due 3/1/30	102,479
	Duke Energy Corp., Senior Unsecured Notes:
2,100,000	2.650% due 9/1/26	2,247,667
350,000	3.750% due 9/1/46	386,014
	Duke Energy Progress LLC, 1st Mortgage Notes:
250,000	6.300% due 4/1/38	368,322
100,000	4.200% due 8/15/45	122,289
700,000	Empresa de Transmision Electrica SA, Senior Unsecured Notes, 5.125% due 5/2/49(c)	772,800
234,750	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	238,360
900,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	693,935
600,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.250% due 7/18/29(c)	589,800
	Energuate Trust, Company Guaranteed Notes:
200,000	5.875% due 5/3/27(c)	191,276
200,000	5.875% due 5/3/27	191,276
250,000	Entergy Corp., Senior Unsecured Notes, 2.800% due 6/15/30	259,975
200,000	Entergy Louisiana LLC, Collateral Trust, 4.000% due 3/15/33	240,365
	Essential Utilities Inc., Senior Unsecured Notes:
100,000	2.704% due 4/15/30	102,803
815,000	3.351% due 4/15/50	828,683
250,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	260,663
100,000	Eversource Energy, Senior Unsecured Notes, 2.900% due 10/1/24	106,909
100,000	Exelon Corp., Senior Unsecured Notes, 4.700% due 4/15/50	124,717
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	517,550
	FirstEnergy Corp., Senior Unsecured Notes:
100,000	3.900% due 7/15/27	112,171
600,000	4.850% due 7/15/47	755,493
100,000	3.400% due 3/1/50	105,475
	Florida Power & Light Co., 1st Mortgage Notes:
250,000	3.125% due 12/1/25	277,755
100,000	3.700% due 12/1/47	120,132
150,000	3.950% due 3/1/48	188,899
50,000	3.150% due 10/1/49	56,009

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 1.6% - (continued)
	Georgia Power Co., Senior Unsecured Notes:
$100,000	2.200% due 9/15/24	$104,474
200,000	3.250% due 3/30/27	216,379
100,000	4.300% due 3/15/42	115,471
200,000	Grupo Energia Bogota SA ESP, Senior Unsecured Notes, 4.875% due 5/15/30(c)	212,700
200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(c)	206,187
769,040	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(c)	814,413
410,154	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	423,279
100,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	109,299
	Minejesa Capital BV, Senior Secured Notes:
800,000	4.625% due 8/10/30	800,000
500,000	5.625% due 8/10/37	505,000
255,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(c)	351,789
	National Rural Utilities Cooperative Finance Corp., Collateral Trust:
250,000	3.050% due 2/15/22	258,859
50,000	4.300% due 3/15/49	62,808
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
845,000	2.750% due 5/1/25	903,627
125,000	3.550% due 5/1/27	140,341
	NiSource Inc., Senior Unsecured Notes:
150,000	3.490% due 5/15/27	167,483
100,000	4.375% due 5/15/47	118,898
	Northern States Power Co., 1st Mortgage Notes:
150,000	3.600% due 5/15/46	170,598
100,000	3.600% due 9/15/47	115,904
	NSTAR Electric Co., Senior Unsecured Notes:
150,000	3.250% due 5/15/29	170,114
100,000	3.950% due 4/1/30	118,926
50,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	57,836
	Oncor Electric Delivery Co. LLC, Senior Secured Notes:
100,000	5.300% due 6/1/42	138,749
100,000	3.100% due 9/15/49	108,373
50,000	PacifiCorp, 1st Mortgage Notes, 4.150% due 2/15/50	62,296
850,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	641,750
250,000	PECO Energy Co., 1st Ref Notes, 4.150% due 10/1/44	305,658
	PPL Capital Funding Inc., Company Guaranteed Notes:
100,000	3.400% due 6/1/23	104,625
250,000	3.100% due 5/15/26	266,450
250,000	4.125% due 4/15/30	282,250
50,000	PPL Electric Utilities Corp., 1st Mortgage Notes, 3.000% due 10/1/49	52,372
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.000% due 6/15/21	127,653
100,000	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.050% due 5/1/48	123,759
100,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 2.650% due 11/15/22	104,135
150,000	Puget Sound Energy Inc., 1st Mortgage Notes, 4.223% due 6/15/48	185,694
100,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 6.000% due 6/1/39	141,785
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	135,736
	Southern California Edison Co., 1st Ref Notes:
125,000	4.050% due 3/15/42	138,701
250,000	4.000% due 4/1/47	275,548
	Southern California Gas Co., 1st Mortgage Notes:
150,000	3.150% due 9/15/24	161,474
100,000	3.950% due 2/15/50	119,076

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 1.6% - (continued)
	Southern Co., Senior Unsecured Notes:
$810,000	3.700% due 4/30/30	$924,196
150,000	4.400% due 7/1/46	179,806
150,000	Southern Co. Gas Capital Corp, Company Guaranteed Notes, 4.400% due 5/30/47	167,637
	Southwestern Electric Power Co., Senior Unsecured Notes:
250,000	3.900% due 4/1/45	264,344
100,000	3.850% due 2/1/48	105,691
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	120,487
1,088,400	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	1,062,853
110,000	Talen Energy Supply LLC, Senior Secured Notes, 6.625% due 1/15/28(c)	107,842
400,000	Transelec SA, Senior Unsecured Notes, 4.625% due 7/26/23	420,004
50,000	Union Electric Co., 1st Mortgage Notes, 3.250% due 10/1/49	53,487
	Virginia Electric & Power Co., Senior Unsecured Notes:
100,000	2.950% due 1/15/22	102,641
150,000	3.500% due 3/15/27	169,011
250,000	4.000% due 1/15/43	297,700
50,000	Washington Gas Light Co., Senior Unsecured Notes, 3.650% due 9/15/49	55,240
150,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 3.000% due 7/1/29	162,875
50,000	Wisconsin Public Service Corp., Senior Unsecured Notes, 3.300% due 9/1/49	53,289
	Total Utilities	32,665,928
	TOTAL CORPORATE BONDS & NOTES (Cost - $387,537,030)	396,885,929
ASSET-BACKED SECURITIES - 6.7%
500,000	522 Funding Clo I Ltd., Series 2019-1A, Class A1, 2.939% (3-Month USD-LIBOR + 1.390%) due 1/15/33(b)(c)	488,877
1,909,916	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(c)	1,491,238
1,798,122	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(c)	1,570,594
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 3.360% (3-Month USD-LIBOR + 1.850%) due 10/15/29(b)(c)	485,870
500,000	Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.820% due 3/18/24	513,339
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 3.019% (3-Month USD-LIBOR + 1.800%) due 4/15/31(b)(c)	459,770
500,000	Assurant CLO III Ltd., Series 2018-2A, Class A, 2.365% (3-Month USD-LIBOR + 1.230%) due 10/20/31(b)(c)	482,773
1,000,000	Bain Capital Credit CLO Ltd., Series 2019-3A, Class B2, 2.979% (3-Month USD-LIBOR + 1.870%) due 10/21/32(b)(c)	948,633
	Carrington Mortgage Loan Trust:
2,778,290	Series 2006-NC4, Class A3, 0.328% (1-Month USD-LIBOR + 0.160%) due 10/25/36(b)	2,548,134
6,904,995	Series 2007-RFC1, Class A3, 0.308% (1-Month USD-LIBOR + 0.140%) due 12/25/36(b)	6,246,866
1,622,176	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(c)	1,304,476
1,000,000	CFIP CLO Ltd., Series 2014-1A, Class AR, 2.631% (3-Month USD-LIBOR + 1.320%) due 7/13/29(b)(c)	980,884
600,000	Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6, 3.210% due 12/7/24	640,418
1,394,000	CLNC Ltd., Series 2019-FL1, Class A, 1.422% (1-Month USD-LIBOR + 1.250%) due 8/20/35(b)(c)	1,306,875
5,695,197	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 0.408% (1-Month USD-LIBOR + 0.240%) due 5/25/36(b)	4,503,805
7,801,037	CSMC Trust, Series 2018-RPL8, Class A1, 4.125% due 7/25/58(b)(c)	7,883,623
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 2.475% (3-Month USD-LIBOR + 1.340%) due 7/20/30(b)(c)	982,676
1,000,000	Elevation CLO Ltd., Series 2014-2A, Class A1R, 2.449% (3-Month USD-LIBOR + 1.230%) due 10/15/29(b)(c)	978,853

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 6.7% - (continued)
$800,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class B, 1.992% (3-Month USD-LIBOR + 1.600%) due 5/15/30(b)(c)	$765,758
750,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.160% due 3/15/23	762,060
500,000	Fort Washington CLO, Series 2019-1A, Class A, 2.555% (3-Month USD-LIBOR + 1.420%) due 10/20/32(b)(c)	480,159
110,292	FREED ABS Trust, Series 2019-1, Class A, 3.420% due 6/18/26(c)	110,416
53,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490% due 12/16/24	54,070
1,000,000	Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, 2.997% (3-Month USD-LIBOR + 1.370%) due 4/15/33(b)(c)	976,388
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 3.257% (3-Month USD-LIBOR + 1.350%) due 1/20/33(b)(c)	967,641
1,000,000	Series 2019-1A, Class B1, 4.107% (3-Month USD-LIBOR + 2.200%) due 1/20/33(b)(c)	989,618
4,302,411	Helios Issuer LLC, Series 2017-1A, Class A, 4.940% due 9/20/49(c)	4,170,421
4,851,191	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(c)	4,004,226
	Invitation Homes Trust:
2,240,000	Series 2018-SFR1, Class C, 1.432% (1-Month USD-LIBOR + 1.250%) due 3/17/37(b)(c)	2,157,613
1,425,000	Series 2018-SFR1, Class D, 1.632% (1-Month USD-LIBOR + 1.450%) due 3/17/37(b)(c)	1,347,515
972,500	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(c)	877,020
1,000,000	LCM XV LP, Series 15A, Class DR, 4.835% (3-Month USD-LIBOR + 3.700%) due 7/20/30(b)(c)	898,737
457,871	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(c)	444,376
1,237,000	LoanCore Issuer Ltd., Series 2019-CRE2, Class AS, 1.684% (1-Month USD-LIBOR + 1.500%) due 5/15/36(b)(c)	1,125,248
500,000	Madison Park Funding XXV Ltd., Series 2017-25A, Class A2, 2.741% (3-Month USD-LIBOR + 1.750%) due 4/25/29(b)(c)	484,578
666,986	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 2.207% (3-Month USD-LIBOR + 1.320%) due 10/28/25(b)(c)	663,004
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 2.465% (3-Month USD-LIBOR + 1.330%) due 1/20/32(b)(c)	965,434
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 2.385% (3-Month USD-LIBOR + 1.250%) due 10/20/30(b)(c)	962,500
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 2.271% (3-Month USD-LIBOR + 1.280%) due 7/25/29(b)(c)	964,289
279,523	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	279,888
492,590	Northwoods Capital XI-B Ltd., Series 2018-11BA, Class A1, 2.235% (3-Month USD-LIBOR + 1.100%) due 4/19/31(b)(c)	478,539
992,936	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.662% (3-Month USD-LIBOR + 1.270%) due 11/15/30(b)(c)	962,376
13,166,337	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 0.358% (1-Month USD-LIBOR + 0.190%) due 7/25/37(b)	11,200,106
966,610	Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A1, step bond to yield, 3.721% due 1/25/59(c)	891,554
	PRPM LLC:
4,143,313	Series 2019-2A, Class A1, step bond to yield, 3.967% due 4/25/24(c)	4,081,338
2,273,178	Series 2019-3A, Class A1, step bond to yield, 3.351% due 7/25/24(c)	2,184,222
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 2.785% (3-Month USD-LIBOR + 1.650%) due 7/17/31(b)(c)	973,340
1,000,000	Rockford Tower CLO Ltd., Series 2017-3A, Class A, 2.325% (3-Month USD-LIBOR + 1.190%) due 10/20/30(b)(c)	977,813
25,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110% due 12/15/25	25,520
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(c)	962,589

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 6.7% - (continued)
$500,000	Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, 2.171% (3-Month USD-LIBOR + 1.180%) due 10/26/31(b)(c)	$481,478
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 1.634% (3-Month USD-LIBOR + 1.260%) due 5/21/29(b)(c)	967,187
1,977,151	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(c)	1,899,210
1,000,000	Symphony CLO XV Ltd., Series 2014-15A, Class AR2, 2.395% (3-Month USD-LIBOR + 1.260%) due 1/17/32(b)(c)	973,636
1,970,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318% due 11/25/48(c)	2,009,952
1,085,164	Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.720% due 5/20/42(c)	1,063,431
1,000,000	THL Credit Wind River CLO Ltd., Series 2014-2A, Class AR, 2.359% (3-Month USD-LIBOR + 1.140%) due 1/15/31(b)(c)	962,796
1,394,000	TRTX Issuer Ltd., Series 2019-FL3, Class AS, 1.634% (1-Month USD-LIBOR + 1.450%) due 9/15/34(b)(c)	1,258,652
993,913	Venture XV CLO Ltd., Series 2013-15A, Class A1R2, 2.589% (3-Month USD-LIBOR + 1.370%) due 7/15/32(b)(c)	966,677
	Vericrest Opportunity Loan Trust:
2,468,334	Series 2019-NPL4, Class A1A, step bond to yield, 3.352% due 8/25/49(c)	2,364,037
2,038,744	Series 2020-NPL5, Class A1A, step bond to yield, 2.982% due 3/25/50(c)	1,925,481
500,000	Vibrant Clo X Ltd., Series 2018-10A, Class A1, 2.335% (3-Month USD-LIBOR + 1.200%) due 10/20/31(b)(c)	481,495
2,407,963	VOLT LXXX LLC, Series 2019-NPL6, Class A1A, step bond to yield, 3.228% due 10/25/49(c)	2,294,828
10,415,065	VOLT LXXXV LLC, Series 2020-NPL1, Class A1A, step bond to yield, 3.228% due 1/25/50(c)	9,822,709
4,940,300	VOLT LXXXVII LLC, Series 2020-NPL3, Class A1A, step bond to yield, 2.981% due 2/25/50(c)	4,684,944
9,762,928	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE4, Class 1A, 0.338% (1-Month USD-LIBOR + 0.170%) due 7/25/47(b)	7,290,639
13,213,846	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 0.323% (1-Month USD-LIBOR + 0.155%) due 8/25/36(b)	11,847,454
	Wellfleet CLO Ltd.:
1,000,000	Series 2017-3A, Class A1, 2.285% (3-Month USD-LIBOR + 1.150%) due 1/17/31(b)(c)	964,711
500,000	Series 2018-2A, Class A1, 2.335% (3-Month USD-LIBOR + 1.200%) due 10/20/31(b)(c)	480,462
4,000,000	York CLO-6 Ltd., Series 2019-1A, Class A1, 2.448% (3-Month USD-LIBOR + 1.350%) due 7/22/32(b)(c)	3,919,982
991,656	Zais CLO 5 Ltd., Series 2016-2A, Class A1, 2.749% (3-Month USD-LIBOR + 1.530%) due 10/15/28(b)(c)	978,789
	TOTAL ASSET-BACKED SECURITIES (Cost - $144,181,891)	138,644,610
SOVEREIGN BONDS - 1.2%
Canada - 0.2%
500,000	Canada Government International Bond, 1.625% due 1/22/25	526,490
250,000	Export Development Canada, 1.750% due 7/18/22	257,479
500,000	Province of Alberta Canada, 3.350% due 11/1/23	543,290
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	1,031,145
750,000	Province of Quebec Canada, 2.375% due 1/31/22	773,296
	Total Canada	3,131,700
Chile - 0.0%
	Chile Government International Bond:
600,000	2.450% due 1/31/31	611,100
200,000	3.860% due 6/21/47	226,344
	Total Chile	837,444
Colombia - 0.0%
	Colombia Government International Bond:
400,000	3.875% due 4/25/27	423,000

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS - (continued)
Colombia - 0.0% - (continued)
$100,000	6.125% due 1/18/41	$125,750
250,000	5.625% due 2/26/44	302,500
	Total Colombia	851,250
Dominican Republic - 0.0%
150,000	Dominican Republic International Bond, 4.500% due 1/30/30(c)	130,501

Guatemala - 0.0%
	Guatemala Government Bond:
200,000	5.375% due 4/24/32(c)	216,400
200,000	6.125% due 6/1/50(c)	224,000
	Total Guatemala	440,400
Indonesia - 0.2%
	Indonesia Government International Bond:
1,400,000	3.850% due 10/15/30	1,546,673
200,000	5.350% due 2/11/49	251,394
1,300,000	Perusahaan Penerbit SBSN Indonesia III, 3.750% due 3/1/23	1,348,750
	Total Indonesia	3,146,817
Israel - 0.0%
200,000	Israel Government International Bond, 3.875% due 7/3/50	228,637
200,000	State of Israel, 2.500% due 1/15/30	212,779
	Total Israel	441,416
Italy - 0.0%
	Republic of Italy Government International Bond:
200,000	2.875% due 10/17/29	194,797
100,000	5.375% due 6/15/33	122,671
	Total Italy	317,468
Japan - 0.1%
	Japan Bank for International Cooperation:
200,000	2.500% due 5/23/24	213,725
250,000	2.875% due 6/1/27	280,970
250,000	2.750% due 11/16/27	280,626
200,000	2.000% due 10/17/29	213,995
	Total Japan	989,316
Mexico - 0.1%
	Mexico Government International Bond:
350,000	3.750% due 1/11/28	360,941
200,000	3.250% due 4/16/30	197,302
600,000	4.750% due 4/27/32	649,500
750,000	4.600% due 1/23/46	778,268
200,000	5.000% due 4/27/51	214,800
	Total Mexico	2,200,811
Panama - 0.1%
	Panama Government International Bond:
500,000	4.000% due 9/22/24	538,255
500,000	3.750% due 3/16/25	536,255
200,000	3.160% due 1/23/30	210,002
250,000	4.500% due 5/15/47	295,940
	Total Panama	1,580,452
Peru - 0.1%
	Peruvian Government International Bond:
350,000	2.392% due 1/23/26	361,900
250,000	2.844% due 6/20/30	264,375

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS - (continued)
Peru - 0.1% - (continued)
$1,000,000	2.783% due 1/23/31	$1,054,000
100,000	5.625% due 11/18/50	155,250
	Total Peru	1,835,525
Philippines - 0.1%
	Philippine Government International Bond:
200,000	4.200% due 1/21/24	216,078
400,000	2.457% due 5/5/30	418,910
500,000	3.950% due 1/20/40	581,904
400,000	2.950% due 5/5/45	415,391
	Total Philippines	1,632,283
Poland - 0.0%
500,000	Republic of Poland Government International Bond, 4.000% due 1/22/24	550,350

Qatar - 0.1%
	Qatar Government International Bond:
400,000	3.875% due 4/23/23	426,000
800,000	3.375% due 3/14/24	848,091
	Total Qatar	1,274,091
Saudi Arabia - 0.1%
	Saudi Government International Bond:
900,000	2.375% due 10/26/21	908,244
400,000	2.875% due 3/4/23	410,690
800,000	2.900% due 10/22/25(c)	834,000
	Total Saudi Arabia	2,152,934
South Korea - 0.0%
250,000	Export-Import Bank of Korea, 2.625% due 5/26/26	268,786
200,000	Korea International Bond, 2.500% due 6/19/29	216,220
	Total South Korea	485,006
Supranational - 0.1%
	International Bank for Reconstruction & Development:
1,000,000	1.375% due 9/20/21	1,013,124
500,000	2.500% due 3/19/24	539,730
500,000	0.625% due 4/22/25	500,276
250,000	1.875% due 10/27/26	268,416
250,000	2.500% due 11/22/27	282,257
	Total Supranational	2,603,803
Thailand - 0.0%
500,000	Export Import Bank of Thailand, 1.210% due 5/23/24(b)	482,312

United Arab Emirates - 0.0%
	Abu Dhabi Government International Bond:
300,000	2.500% due 4/16/25(c)	311,475
300,000	3.125% due 4/16/30(c)	322,038
	Total United Arab Emirates	633,513

Uruguay - 0.0%
	Uruguay Government International Bond:
250,000	4.375% due 1/23/31	285,003
250,000	4.125% due 11/20/45	277,190
	Total Uruguay	562,193
	TOTAL SOVEREIGN BONDS (Cost - $25,126,479)	26,279,585

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.7%
$249,184	1011778 B.C. Unlimited Liability Co., 1.924% (1-Month USD-LIBOR + 0.175%) due 11/19/26	$238,905
108,215	Access CIG LLC, 3.924% (1-Month USD-LIBOR + 0.375%) due 2/27/25	101,370
143,925	Achilles Acquisition LLC, 4.188% (1-Month USD-LIBOR + 0.400%) due 10/13/25	135,769
154,514	Acrisure LLC, 3.765% (2-Month USD-LIBOR + 0.350%) due 2/15/27	144,374
41,561	Advanced Drainage Systems Inc., 2.625% (1-Month USD-LIBOR + 0.225%) due 7/31/26	40,574
243,635	Agiliti Health Inc., 4.438% (3-Month USD-LIBOR + 0.300%) due 1/4/26	236,326
126,683	Air Methods Corp., 4.950% (3-Month USD-LIBOR + 0.350%) due 4/22/24	100,067
145,000	Aldevron LLC, 5.700% (3-Month USD-LIBOR + 0.425%) due 10/12/26	142,463
202,242	Alera Group Intermediate Holdings Inc., 5.070% (6-Month USD-LIBOR + 0.400%) due 8/1/25	191,118
239,487	AlixPartners LLP, due 4/4/24(i)	232,334
109,175	Alliant Holdings Intermediate LLC, 3.421% (1-Month USD-LIBOR + 0.325%) due 5/9/25	104,317
244,388	Allied Universal Holdco LLC, 4.424% (1-Month USD-LIBOR + 0.425%) due 7/10/26	236,853
207,398	Alterra Mountain Co., due 7/31/24(i)	194,695
202,374	Altice France SA, 4.184% (1-Month USD-LIBOR + 0.400%) due 8/14/26	194,089
25,000	Amentum Government Services Holdings LLC, 4.174% (1-Month USD-LIBOR + 0.400%) due 1/29/27	24,167
	American Airlines Inc.:
74,235	2.184% (1-Month USD-LIBOR + 0.200%) due 12/15/23	55,676
25,000	1.924% (1-Month USD-LIBOR + 0.175%) due 1/29/27	17,687
72,609	American Tire Distributors Inc., 8.550% (3-Month USD-LIBOR + 0.750%) due 9/2/24	44,050
244,483	Applied Systems Inc., due 9/19/24(i)	236,895
	Aramark Intermediate HoldCo Corp.:
135,000	1.924% (1-Month USD-LIBOR + 0.175%) due 3/11/25	128,351
60,000	1.924% (1-Month USD-LIBOR + 0.175%) due 1/15/27	56,981
243,510	Ascend Learning LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 7/12/24	232,932
218,914	AssuredPartners Inc., due 2/12/27(i)	208,196
	Asurion LLC:
283,292	3.174% (1-Month USD-LIBOR + 0.300%) due 11/3/23	275,680
140,509	6.674% (1-Month USD-LIBOR + 0.650%) due 8/4/25	139,719
121,569	athenahealth Inc., 5.284% (3-Month USD-LIBOR + 0.450%) due 2/11/26	117,010
123,586	Auris Luxembourg III SARL, 3.924% (1-Month USD-LIBOR + 0.375%) due 2/27/26	112,464
59,652	Avantor Funding Inc., 3.250% (1-Month USD-LIBOR + 0.225%) due 11/21/24	58,608
170,187	Avaya Inc., 4.434% (1-Month USD-LIBOR + 0.425%) due 12/15/24	158,104
122,184	Aventiv Technologies LLC, 5.500% (3-Month USD-LIBOR + 0.450%) due 11/1/24	97,551
157,559	Axalta Coating Systems Dutch Holding B BV, 3.200% (3-Month USD-LIBOR + 0.175%) due 6/1/24	153,669
121,378	Azalea TopCo Inc., 4.259% (3-Month USD-LIBOR + 0.350%) due 7/24/26	116,341
94,268	Bass Pro Group LLC, 6.072% (3-Month USD-LIBOR + 0.500%) due 9/25/24	88,337
	Bausch Health Cos. Inc.:
81,500	due 6/2/25(i)	79,783
144,000	2.921% (1-Month USD-LIBOR + 0.275%) due 11/27/25	140,472
79,000	BellRing Brands LLC, 6.000% (1-Month USD-LIBOR + 0.500%) due 10/21/24	78,605
	Berry Global Inc.:
26,700	2.222% (1-Month USD-LIBOR + 0.200%) due 10/1/22	26,279
231,408	2.222% (1-Month USD-LIBOR + 0.200%) due 7/1/26	225,623
133,207	BJ’s Wholesale Club Inc., 2.441% (1-Month USD-LIBOR + 0.225%) due 2/3/24	130,543
143,820	Blackhawk Network Holdings Inc., 2.924% (1-Month USD-LIBOR + 0.275%) due 6/15/25	133,753
133,738	Blackstone CQP Holdco LP, 4.616% (3-Month USD-LIBOR + 0.350%) due 9/30/24	127,787
166,887	Boxer Parent Co., Inc., 4.424% (1-Month USD-LIBOR + 0.425%) due 10/2/25	157,416
69,821	Brand Energy & Infrastructure Services Inc., 5.455% (3-Month USD-LIBOR + 0.425%) due 6/21/24	62,871
126,496	Brazos Delaware II LLC, 4.171% (1-Month USD-LIBOR + 0.400%) due 5/21/25	70,626
93,034	Bright Bidco BV, 4.573% (6-Month USD-LIBOR + 0.350%) due 6/30/24	29,190

Schedules of Investments
May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.7% (continued)
$115,874	Brookfield WEC Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.300%) due 8/1/25	$113,086
165,000	Buckeye Partners LP, 3.120% (1-Month USD-LIBOR + 0.275%) due 11/1/26	160,050
213,906	Caesars Resort Collection LLC, 2.924% (1-Month USD-LIBOR + 0.275%) due 12/23/24	192,836
	Calpine Corp.:
284,509	2.430% (1-Month USD-LIBOR + 0.225%) due 4/5/26	276,472
14,925	2.174% (1-Month USD-LIBOR + 0.200%) due 8/12/26	14,485
244,388	Camelot U.S. Acquisition 1 Co., 3.174% (1-Month USD-LIBOR + 0.300%) due 10/30/26	238,583
206,594	Capri Acquisitions BidCo Ltd., 3.760% (3-Month USD-LIBOR + 0.300%) due 11/1/24	196,007
250,000	Castle US Holding Corp., 5.200% (3-Month USD-LIBOR + 0.375%) due 1/29/27	231,355
81,702	Catalent Pharma Solutions Inc., 3.250% (1-Month USD-LIBOR + 0.225%) due 5/18/26	80,205
175,038	Cengage Learning Inc., 5.250% (3-Month USD-LIBOR + 0.425%) due 6/7/23	140,993
244,475	CenturyLink Inc., due 3/15/27(i)	234,276
210,964	CEOC LLC, 2.174% (1-Month USD-LIBOR + 0.200%) due 10/7/24	204,741
245,000	Change Healthcare Holdings Inc., 3.500% (1-Month USD-LIBOR + 0.250%) due 3/1/24	238,059
78,692	Charter NEX US Inc., 3.424% (1-Month USD-LIBOR + 0.325%) due 5/16/24	76,381
245,000	CHG Healthcare Services Inc., due 6/7/23(i)	239,029
204,810	CHG PPC Parent LLC, 2.924% (1-Month USD-LIBOR + 0.275%) due 3/31/25	196,617
65,370	Cincinnati Bell Inc., 4.250% (1-Month USD-LIBOR + 0.325%) due 10/2/24	64,740
24,875	Clear Channel Outdoor Holdings Inc., 4.260% (3-Month USD-LIBOR + 0.350%) due 8/21/26	23,084
77,227	ClubCorp Holdings Inc., 4.200% (3-Month USD-LIBOR + 0.275%) due 9/18/24	67,308
186,055	Compass Power Generation LLC, 4.500% (1-Month USD-LIBOR + 0.350%) due 12/20/24	175,357
65,000	Connect Finco SARL, 5.500% (1-Month USD-LIBOR + 0.450%) due 12/11/26	60,450
80,000	Conservice Midco LLC, 4.589% (3-Month USD-LIBOR + 0.425%) due 5/13/27	77,200
165,000	CornerStone OnDemand Inc., due 4/22/27(i)	162,525
58,237	Covia Holdings Corp., 5.387% (3-Month USD-LIBOR + 0.400%) due 6/1/25	35,052
	CSC Holdings LLC:
15,584	2.434% (1-Month USD-LIBOR + 0.225%) due 7/17/25	14,972
54,313	2.434% (1-Month USD-LIBOR + 0.225%) due 1/15/26	52,225
169,151	2.684% (1-Month USD-LIBOR + 0.250%) due 4/15/27	162,914
109,914	CSM Bakery Solutions Ltd., 5.350% (3-Month USD-LIBOR + 0.400%) due 7/3/20	98,373
242,164	Cvent Inc., 3.924% (1-Month USD-LIBOR + 0.375%) due 11/29/24	210,077
39,793	Cyanco Intermediate 2 Corp., 3.674% (1-Month USD-LIBOR + 0.350%) due 3/16/25	37,927
102,499	Cyxtera DC Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 5/1/24	75,850
100,000	DCert Buyer Inc., 4.174% (1-Month USD-LIBOR + 0.400%) due 10/16/26	96,438
14,963	Dealer Tire LLC, 4.424% (1-Month USD-LIBOR + 0.425%) due 12/12/25	13,840
240,000	Deerfield Dakota Holding LLC, due 4/9/27(i)	235,051
236,764	Dell International LLC, 2.750% (1-Month USD-LIBOR + 0.200%) due 9/19/25	232,256
45,000	Delta Air Lines Inc., 5.510% (3-Month USD-LIBOR + 0.475%) due 4/29/23	44,362
201,238	Dentalcorp Health Services ULC, 4.750% (1-Month USD-LIBOR + 0.375%) due 6/6/25	179,102
69,646	Dhanani Group Inc., 3.924% (1-Month USD-LIBOR + 0.375%) due 7/20/25	63,029
219,274	Diamond BC BV, due 9/6/24(i)	202,500
29,850	Diamond Sports Group LLC, 3.420% (1-Month USD-LIBOR + 0.325%) due 8/24/26	25,559
53,736	Digicel International Finance Ltd., 3.800% (3-Month USD-LIBOR + 0.325%) due 5/27/24	44,511
245,931	Dun & Bradstreet Corp., 4.174% (1-Month USD-LIBOR + 0.400%) due 2/6/26	239,065
	Dynasty Acquisition Co., Inc.:
109,537	4.950% (3-Month USD-LIBOR + 0.350%) due 4/6/26	91,847
124,521	Dynatrace LLC, 2.424% (1-Month USD-LIBOR + 0.225%) due 8/22/25	120,786
253,340	E.W. Scripps Co., due 5/1/26(i)	239,617
205,008	EAB Global Inc., 4.885% (1-Month USD-LIBOR + 0.375%) due 11/15/24	193,220
248,522	Edelman Financial Center LLC, due 7/21/25(i)	236,718
68,682	EG Group Ltd., 5.072% (6-Month USD-LIBOR + 0.400%) due 2/7/25	64,905
240,000	Elanco Animal Health Inc., due 2/4/27(i)	232,200
127,193	Envision Healthcare Corp., 3.924% (1-Month USD-LIBOR + 0.375%) due 10/10/25	82,733

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.7% (continued)
$78,983	Equinox Holdings Inc., 4.072% (3-Month USD-LIBOR + 0.300%) due 3/8/24	$58,656
78,029	ESH Hospitality Inc., 2.174% (1-Month USD-LIBOR + 0.200%) due 9/18/26	75,005
69,644	Excelitas Technologies Corp., 4.950% (3-Month USD-LIBOR + 0.350%) due 12/2/24	66,510
53,166	Exgen Renewables IV LLC, 4.000% (3-Month USD-LIBOR + 0.300%) due 11/28/24	51,571
155,282	Filtration Group Corp., 3.174% (1-Month USD-LIBOR + 0.300%) due 3/31/25	150,558
	Flex Acquisition Co., Inc.:
65,000	4.433% (3-Month USD-LIBOR + 0.300%) due 12/29/23	61,262
70,000	4.683% (3-Month USD-LIBOR + 0.325%) due 6/29/25	65,887
108,901	Flexera Software LLC, 4.500% (1-Month USD-LIBOR + 0.350%) due 2/26/25	105,770
	Foresight Energy LLC:
30,189	12.000% (1-Month USD-LIBOR + 1.100%) due 9/4/20	24,151
22,072	12.000% (1-Month USD-LIBOR + 1.100%) due 9/11/20	17,657
172,353	7.363% (3-Month USD-LIBOR + 0.580%) due 3/28/22	6,894
157,579	Forest City Enterprises LP, 3.674% (1-Month USD-LIBOR + 0.350%) due 12/8/25	148,058
210,000	Formula One Management Ltd., 3.500% (1-Month USD-LIBOR + 0.250%) due 2/1/24	197,662
108,065	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 10/25/23	97,258
250,000	Froneri International Ltd., 2.424% (1-Month USD-LIBOR + 0.225%) due 1/29/27	238,125
52,489	Frontdoor Inc., 2.688% (1-Month USD-LIBOR + 0.250%) due 8/16/25	50,368
65,507	Frontera Generation Holdings LLC, 5.385% (3-Month USD-LIBOR + 0.425%) due 5/2/25	40,090
200,000	Garda World Security Corp., 4.930% (1-Month USD-LIBOR + 0.475%) due 10/30/26	194,250
39,898	Gates Global LLC, 3.750% (1-Month USD-LIBOR + 0.275%) due 4/1/24	38,152
240,000	Genesee & Wyoming Inc., due 12/30/26(i)	234,557
242,538	Gentiva Health Services Inc., 3.438% (1-Month USD-LIBOR + 0.325%) due 7/2/25	235,262
122,724	Getty Images Inc., 4.688% (1-Month USD-LIBOR + 0.450%) due 2/19/26	108,202
136,481	Global Medical Response Inc., 4.250% (3-Month USD-LIBOR + 0.325%) due 4/28/22	132,216
167,630	Go Daddy Operating Co. LLC, 1.924% (1-Month USD-LIBOR + 0.175%) due 2/15/24	163,929
247,667	GOBP Holdings Inc., 3.744% (3-Month USD-LIBOR + 0.275%) due 10/22/25	243,332
235,883	Golden Nugget Inc., due 10/4/23(i)	202,086
133,263	GoodRx Inc., 2.924% (1-Month USD-LIBOR + 0.275%) due 10/10/25	129,199
122,528	Graftech International Ltd., 4.500% (1-Month USD-LIBOR + 0.350%) due 2/12/25	117,014
90,000	Granite US Holdings Corp., 6.322% (3-Month USD-LIBOR + 0.525%) due 9/30/26	75,600
220,924	Gray Television Inc., 2.830% (1-Month USD-LIBOR + 0.250%) due 1/2/26	215,085
242,295	Greeneden U.S. Holdings I LLC, 3.424% (1-Month USD-LIBOR + 0.325%) due 12/1/23	234,680
4,988	Grifols Worldwide Operations Ltd., 2.095% (1-Week USD-LIBOR + 0.200%) due 11/15/27	4,863
81,772	GTT Communications Inc., 2.920% (1-Month USD-LIBOR + 0.275%) due 5/31/25	58,569
127,405	Gulf Finance LLC, 6.423% (3-Month USD-LIBOR + 0.525%) due 8/25/23	73,045
61,008	Harbor Freight Tools USA Inc., 3.250% (1-Month USD-LIBOR + 0.250%) due 8/18/23	58,285
39,389	Hayward Industries Inc., 3.674% (1-Month USD-LIBOR + 0.350%) due 8/5/24	38,059
103,945	HD Supply Inc., 1.924% (1-Month USD-LIBOR + 0.175%) due 10/17/23	101,736
59,550	Hexion Inc., 4.940% (3-Month USD-LIBOR + 0.350%) due 7/1/26	56,405
94,595	H-Food Holdings LLC, 3.861% (1-Month USD-LIBOR + 0.369%) due 5/23/25	90,527
	Hyland Software Inc.:
203,999	4.000% (1-Month USD-LIBOR + 0.325%) due 7/1/24	198,071
45,596	7.750% (1-Month USD-LIBOR + 0.700%) due 7/7/25	43,354
233,538	IAA Inc., due 6/28/26(i)	228,867
107,443	iHeartCommunications Inc., 3.174% (1-Month USD-LIBOR + 0.300%) due 5/1/26	100,190
160,000	Informatica LLC, 3.424% (1-Month USD-LIBOR + 0.325%) due 2/25/27	152,267
45,000	Ingersoll-Rand Co., 1.924% (1-Month USD-LIBOR + 0.175%) due 3/1/27	42,638
245,000	Intelsat Jackson Holdings SA, 6.000% (1-Month USD-LIBOR + 0.275%) due 11/27/23	246,122
163,909	ION Trading Technologies SARL, 5.072% (3-Month USD-LIBOR + 0.400%) due 11/21/24	155,303
	Iqvia Inc.:
172,785	1.924% (1-Month USD-LIBOR + 0.175%) due 1/17/25	167,817
84,886	3.200% (3-Month USD-LIBOR + 0.175%) due 6/11/25	82,339

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.7% (continued)
$254,772	IRB Holding Corp., due 2/5/25(i)	$239,348
169,199	IRI Holdings Inc., due 12/1/25(i)	158,202
213,909	Iron Mountain Information Management LLC, 1.924% (1-Month USD-LIBOR + 0.175%) due 1/2/26	206,422
188,920	Jaguar Holding Co. I LLC, 3.500% (1-Month USD-LIBOR + 0.250%) due 8/18/22	187,953
256,592	JBS USA Lux SA, 3.072% (3-Month USD-LIBOR + 0.200%) due 5/1/26	247,490
51,795	KAR Auction Services Inc., 2.438% (1-Month USD-LIBOR + 0.225%) due 9/19/26	49,464
80,203	KBR Inc., 2.924% (1-Month USD-LIBOR + 0.275%) due 2/5/27	78,198
114,713	Kestrel Bidco Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 12/11/26	83,477
99,742	Kindred Healthcare LLC, 5.188% (1-Month USD-LIBOR + 0.500%) due 7/2/25	93,965
116,734	Klockner Pentaplast of America Inc., 5.250% (3-Month USD-LIBOR + 0.425%) due 6/30/22	105,256
212,111	Kronos Acquisition Intermediate Inc., 5.000% (2-Month USD-LIBOR + 0.400%) due 5/15/23	202,247
239,740	Kronos Inc., due 11/1/23(i)	235,245
174,888	Level 3 Financing Inc., 1.924% (1-Month USD-LIBOR + 0.175%) due 3/1/27	169,392
179,029	Life Time Fitness Inc., due 6/10/22(i)	157,770
204,957	LifePoint Health Inc., 3.924% (1-Month USD-LIBOR + 0.375%) due 11/16/25	195,807
239,911	Lineage Logistics LLC, due 2/27/25(i)	233,133
35,207	Lions Gate Capital Holdings LLC, 2.424% (1-Month USD-LIBOR + 0.225%) due 3/24/25	33,476
128,490	Lower Cadence Holdings LLC, 4.174% (1-Month USD-LIBOR + 0.400%) due 5/22/26	108,574
133,405	Lucid Energy Group II Borrower LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 2/17/25	98,101
164,361	Mavis Tire Express Services Corp., 4.700% (3-Month USD-LIBOR + 0.325%) due 3/20/25	148,472
42,858	McDermott International Inc., 9.250% (3-Month USD-LIBOR + 0.600%) due 5/9/25	14,615
	MED ParentCo LP:
16,780	4.504% (3-Month USD-LIBOR + 0.425%) due 8/31/26	15,068
95,635	4.612% (1-Month USD-LIBOR + 0.425%) due 8/31/26	85,877
54,854	Messer Industries GmbH, 3.950% (3-Month USD-LIBOR + 0.250%) due 3/2/26	52,513
201,906	Minotaur Acquisition Inc., 5.174% (1-Month USD-LIBOR + 0.500%) due 3/27/26	182,388
134,162	Mister Car Wash Holdings Inc., 4.375% (3-Month USD-LIBOR + 0.325%) due 5/14/26	121,863
	Misys Ltd.:
221,856	4.500% (3-Month USD-LIBOR + 0.350%) due 6/13/24	201,150
55,000	8.250% (3-Month USD-LIBOR + 0.725%) due 6/13/25	48,286
	Mitchell International Inc.:
122,467	3.424% (1-Month USD-LIBOR + 0.325%) due 11/29/24	115,058
30,000	7.424% (1-Month USD-LIBOR + 0.725%) due 12/1/25	26,400
62,149	MLN US HoldCo LLC, 4.830% (1-Month USD-LIBOR + 0.450%) due 11/30/25	46,884
	Motion Acquisition Ltd.:
4,635	4.323% (3-Month USD-LIBOR + 0.325%) due 11/12/26	4,258
35,265	4.323% (3-Month USD-LIBOR + 0.325%) due 11/12/26	32,400
110,117	MPH Acquisition Holdings LLC, 4.200% (3-Month USD-LIBOR + 0.275%) due 6/7/23	105,552
61,335	NASCAR Holdings LLC, 2.918% (1-Month USD-LIBOR + 0.275%) due 10/19/26	59,827
44,775	NCR Corp., 2.680% (1-Month USD-LIBOR + 0.250%) due 8/28/26	42,984
245,498	Nexstar Broadcasting Inc., due 9/18/26(i)	236,139
63,746	Nouryon Finance BV, 3.222% (1-Month USD-LIBOR + 0.300%) due 10/1/25	60,686
44,775	ON Semiconductor Corp., 2.174% (1-Month USD-LIBOR + 0.200%) due 9/19/26	43,497
174,563	Option Care Health Inc., 4.674% (1-Month USD-LIBOR + 0.450%) due 8/6/26	167,872
44,438	Outcomes Group Holdings Inc., 3.674% (1-Month USD-LIBOR + 0.350%) due 10/24/25	39,624
212,432	Panther BF Aggregator 2 LP, due 4/30/26(i)	201,811
248,963	Parexel International Corp., due 9/27/24(i)	234,914
48,305	PCI Gaming Authority, 2.674% (1-Month USD-LIBOR + 0.250%) due 5/29/26	45,749
121,768	Peak 10 Holding Corp., due 8/1/24(i)	98,067
44,549	Penn National Gaming Inc., 3.000% (1-Month USD-LIBOR + 0.225%) due 10/15/25	41,709
201,117	PetSmart Inc., 5.000% (3-Month USD-LIBOR + 0.400%) due 3/11/22	197,374
39,898	Phoenix Services International LLC, 4.750% (1-Month USD-LIBOR + 0.375%) due 3/1/25	34,038

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.7% (continued)
$117,049	Pike Corp., 4.250% (1-Month USD-LIBOR + 0.325%) due 7/24/26	$114,537
65,919	Ply Gem Midco Inc., 3.948% (1-Month USD-LIBOR + 0.375%) due 4/12/25	62,623
160,498	PODS LLC, 3.750% (1-Month USD-LIBOR + 0.275%) due 12/6/24	156,485
77,794	PowerTeam Services LLC, 4.700% (3-Month USD-LIBOR + 0.325%) due 3/6/25	73,451
54,113	Prairie ECI Acquiror LP, 6.200% (3-Month USD-LIBOR + 0.475%) due 3/11/26	48,718
144,638	Pregis TopCo LLC, 4.174% (1-Month USD-LIBOR + 0.400%) due 7/31/26	136,276
25,000	Presidio Holdings Inc., 4.270% (3-Month USD-LIBOR + 0.350%) due 1/22/27	24,203
184,287	Prime Security Services Borrower LLC, 4.250% (1-Month USD-LIBOR + 0.325%) due 9/23/26	179,392
69,645	Pro Mach Group Inc., 2.918% (1-Month USD-LIBOR + 0.275%) due 3/7/25	64,299
247,399	Project Alpha Intermediate Holding Inc., due 4/26/24(i)	234,411
39,900	Pug LLC, 3.674% (1-Month USD-LIBOR + 0.350%) due 2/12/27	34,813
202,352	Radiate HoldCo LLC, 3.750% (1-Month USD-LIBOR + 0.300%) due 2/1/24	196,307
202,696	Radiology Partners Inc., 5.667% (3-Month USD-LIBOR + 0.425%) due 7/9/25	188,406
411,830	Refinitiv US Holdings Inc., 3.424% (1-Month USD-LIBOR + 0.325%) due 10/1/25	405,360
187,463	Renaissance Holding Corp., 4.010% (3-Month USD-LIBOR + 0.325%) due 5/30/25	176,965
136,125	RentPath LLC, 8.500% (3-Month USD-LIBOR + 0.380%) due 12/17/21	90,921
50,000	Reynolds Consumer Products LLC, 1.924% (1-Month USD-LIBOR + 0.175%) due 2/4/27	49,032
242,577	Reynolds Group Holdings Inc., 2.924% (1-Month USD-LIBOR + 0.275%) due 2/5/23	234,744
5,000	Rockwood Service Corp., 5.700% (3-Month USD-LIBOR + 0.425%) due 1/23/27	4,619
69,825	RPI 2019 Intermediate Finance Trust, 1.924% (1-Month USD-LIBOR + 0.175%) due 2/11/27	68,137
68,050	RPI Intermediate Finance Trust, 1.924% (1-Month USD-LIBOR + 0.175%) due 2/11/27	66,519
71,250	Science Applications International Corp., 2.424% (1-Month USD-LIBOR + 0.225%) due 3/12/27	69,410
154,743	Scientific Games International Inc., 3.476% (3-Month USD-LIBOR + 0.275%) due 8/14/24	138,186
144,807	Sedgwick Claims Management Services Inc., 3.424% (1-Month USD-LIBOR + 0.325%) due 12/31/25	136,336
240,000	Select Medical Corp., due 3/6/25(i)	231,000
39,900	Servicemaster Co. LLC, 1.924% (1-Month USD-LIBOR + 0.175%) due 11/5/26	39,172
250,243	Severin Acquisition LLC, 3.497% (1-Month USD-LIBOR + 0.325%) due 8/1/25	238,043
208,950	Sinclair Television Group Inc., 2.690% (1-Month USD-LIBOR + 0.250%) due 9/30/26	203,204
49,747	SIWF Holdings Inc., 5.322% (3-Month USD-LIBOR + 0.425%) due 6/15/25	43,612
86,819	Six Flags Theme Parks Inc., 1.930% (1-Month USD-LIBOR + 0.175%) due 4/17/26	80,877
19,950	SMG US Midco 2 Inc., 3.268% (3-Month USD-LIBOR + 0.250%) due 1/23/25	17,556
244,375	SolarWinds Holdings Inc., 2.924% (1-Month USD-LIBOR + 0.275%) due 2/5/24	238,806
	Solenis Holdings LLC:
120,427	4.362% (1-Month USD-LIBOR + 0.400%) due 6/26/25	112,749
5,000	8.863% (3-Month USD-LIBOR + 0.850%) due 6/26/26	4,210
244,577	Solera LLC, due 3/3/23(i)	234,385
242,205	Sophia LP, 4.700% (3-Month USD-LIBOR + 0.325%) due 9/30/22	236,956
245,000	Sotera Health Holdings LLC, 5.500% (1-Month USD-LIBOR + 0.450%) due 12/11/26	237,466
246,966	Sound Inpatient Physicians Inc., 2.924% (1-Month USD-LIBOR + 0.275%) due 6/27/25	233,280
61,337	Southern Graphics Inc., 4.700% (3-Month USD-LIBOR + 0.325%) due 12/31/22	31,972
133,563	SS&C Technologies Holdings Inc., 1.924% (1-Month USD-LIBOR + 0.175%) due 4/16/25	129,207
74,307	Staples Inc., 5.687% (3-Month USD-LIBOR + 0.500%) due 4/16/26	65,623
308,451	Stars Group Holdings BV, due 7/10/25(i)	304,115
30,000	STG-Fairway Holdings LLC, 4.572% (3-Month USD-LIBOR + 0.350%) due 1/31/27	27,150
34,913	Sunshine Luxembourg VII SARL, 5.322% (6-Month USD-LIBOR + 0.425%) due 10/1/26	33,407
245,000	Surf Holdings SARL, due 3/5/27(i)	234,281
	Syncreon Group BV:
31,826	6.072% (3-Month USD-LIBOR + 0.500%) due 10/1/24	28,644
56,931	7.450% (1-Month USD-LIBOR + 0.600%) due 4/1/25	34,443
99,600	TAMKO Building Products LLC, 3.424% (1-Month USD-LIBOR + 0.325%) due 5/29/26	96,114

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.7% (continued)
$64,743	Team Health Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.275%) due 2/6/24	$46,962
159,600	Telesat Canada, 2.930% (1-Month USD-LIBOR + 0.275%) due 12/7/26	153,216
246,381	Tempo Acquisition LLC, 2.924% (1-Month USD-LIBOR + 0.275%) due 5/1/24	236,114
144,638	Terrier Media Buyer Inc., 5.700% (3-Month USD-LIBOR + 0.425%) due 12/17/26	138,988
	TIBCO Software Inc.:
239,950	3.930% (1-Month USD-LIBOR + 0.375%) due 6/30/26	230,503
15,000	7.430% (1-Month USD-LIBOR + 0.725%) due 3/3/28	14,438
198,022	Titan Acquisition Ltd., due 3/28/25(i)	178,786
157,345	TKC Holdings Inc., 4.750% (3-Month USD-LIBOR + 0.375%) due 2/1/23	146,724
155,000	T-Mobile USA Inc., 3.174% (1-Month USD-LIBOR + 0.300%) due 4/1/27	154,964
38,746	Trans Union LLC, 1.924% (1-Month USD-LIBOR + 0.175%) due 11/16/26	37,479
193,953	TransDigm Inc., 2.424% (1-Month USD-LIBOR + 0.225%) due 12/9/25	177,194
105,203	Travel Leaders Group LLC, 4.174% (1-Month USD-LIBOR + 0.400%) due 1/25/24	63,122
69,951	Travelport Finance (Luxembourg) SARL, 6.072% (3-Month USD-LIBOR + 0.500%) due 5/29/26	40,060
69,644	Trident TPI Holdings Inc., 4.073% (3-Month USD-LIBOR + 0.300%) due 10/17/24	65,596
	Uber Technologies Inc.:
9,923	3.674% (1-Month USD-LIBOR + 0.350%) due 7/13/23	9,631
202,837	due 4/4/25(i)	197,894
246,844	UFC Holdings LLC, due 4/29/26(i)	236,229
64,475	UGI Energy Services LLC, 3.924% (1-Month USD-LIBOR + 0.375%) due 8/13/26	61,090
239,287	Ultimate Software Group Inc., due 5/4/26(i)	231,177
64,673	United Natural Foods Inc., 4.424% (1-Month USD-LIBOR + 0.425%) due 10/22/25	60,631
29,925	Univar Solutions USA Inc., 3.450% (3-Month USD-LIBOR + 0.200%) due 7/1/26	28,653
39,333	Univision Communications Inc., 3.750% (1-Month USD-LIBOR + 0.275%) due 3/15/24	37,524
55,000	Upstream Newco Inc., 4.674% (1-Month USD-LIBOR + 0.450%) due 11/20/26	49,500
208,950	US Foods Inc., 3.072% (3-Month USD-LIBOR + 0.200%) due 9/13/26	196,762
108,862	USIC Holdings Inc., 4.250% (1-Month USD-LIBOR + 0.325%) due 12/8/23	103,691
240,705	Verscend Holding Corp., 4.674% (1-Month USD-LIBOR + 0.450%) due 8/27/25	232,432
247,775	Vertafore Inc., 3.424% (1-Month USD-LIBOR + 0.325%) due 7/2/25	234,457
259,917	VICI Properties 1 LLC, 1.923% (1-Month USD-LIBOR + 0.175%) due 12/20/24	247,571
54,009	Victory Capital Holdings Inc., 3.937% (3-Month USD-LIBOR + 0.250%) due 7/1/26	52,164
243,520	Virgin Media Bristol LLC, 2.684% (1-Month USD-LIBOR + 0.250%) due 1/31/28	235,808
239,514	Vistra Operations Co. LLC, 1.925% (1-Month USD-LIBOR + 0.175%) due 12/31/25	234,424
205,000	VS Buyer LLC, 3.420% (1-Month USD-LIBOR + 0.325%) due 2/28/27	199,363
158,852	Wand Newco 3 Inc., 4.072% (3-Month USD-LIBOR + 0.300%) due 2/5/26	151,306
65,000	Web.com Group Inc., 4.945% (3-Month USD-LIBOR + 0.375%) due 10/10/25	60,884
204,476	Whatabrands LLC, due 7/31/26(i)	196,041
245,613	Wink Holdco Inc., 4.450% (3-Month USD-LIBOR + 0.300%) due 12/2/24	234,438
245,000	Zayo Group Holdings Inc., due 3/9/27(i)	235,354
39,900	Zelis Cost Management Buyer Inc., 4.924% (1-Month USD-LIBOR + 0.475%) due 9/30/26	38,828
20,000	Ziggo Financing Partnership, 2.684% (1-Month USD-LIBOR + 0.250%) due 4/30/28	19,069
	TOTAL SENIOR LOANS
	(Cost - $37,067,574)	35,293,175

	Rating††
MUNICIPAL BONDS - 0.2%
California - 0.1%
125,000	AA	Bay Area Toll Authority, Revenue Bonds, Series F2, 6.263% due 4/1/49	217,642
100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	169,859
150,000	AA+	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series B, 6.603% due 7/1/50	266,339
150,000	A+	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	213,372

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 0.2% - (continued)
California - 0.1% - (continued)
		State of California, GO:
$25,000	AA-	3.500% due 4/1/28	$28,388
40,000	AA-	4.600% due 4/1/38	45,785
100,000	AA-	7.500% due 4/1/34	160,772
200,000	AA-	7.550% due 4/1/39	344,902
125,000	AA-	7.600% due 11/1/40	222,284
		University of California, Revenue Bonds:
100,000	AA	Series AJ, 4.601% due 5/15/31	120,045
25,000	AA	Series AX, 3.063% due 7/1/25	26,924
75,000	AA	Series R, 5.770% due 5/15/43	109,239
		Total California	1,925,551
Florida - 0.0%
20,000	A	County of Miami-Dade FL Aviation Revenue, Revenue Bonds, Series C, 4.280% due 10/1/41	21,421

Illinois - 0.0%
20,000	A	Chicago O’Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	22,848
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	241,075
100,000	BBB-	Series 3, 6.725% due 4/1/35	104,133
		Total Illinois	368,056
Massachusetts - 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	137,015

Nevada - 0.0%
100,000	AA-	County of Clark Department of Aviation, Revenue Bonds, Series C, 6.820% due 7/1/45	141,781

New Jersey - 0.0%
100,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.414% due 1/1/40	162,885

New York - 0.1%
100,000	AA	City of New York NY, GO, 5.517% due 10/1/37	135,651
150,000	AA	Metropolitan Transportation Authority, Revenue Bonds, Series C, 7.336% due 11/15/39	232,035
125,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series AA, 5.440% due 6/15/43	188,497
100,000	Aa1(j)	New York State Dormitory Authority, Revenue Bonds, 3.110% due 2/15/39	105,698
200,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, 4.458% due 10/1/62	252,428
		Total New York	914,309
Ohio - 0.0%
100,000	A	American Municipal Power Inc., Revenue Bonds, Series B, 8.084% due 2/15/50	170,576
100,000	AA	Ohio State University, Revenue Bonds, 3.798% due 12/1/46	116,059
		Total Ohio	286,635
Texas - 0.0%
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	109,566

Wisconsin - 0.0%
10,000	AA-	State of Wisconsin, Revenue Bonds, Series C, 3.154% due 5/1/27	10,984

		TOTAL MUNICIPAL BONDS
		(Cost - $3,486,361)	4,078,203

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Shares/Units	Security	Value
OPEN-END FUND - 1.1%

138,280	iShares 20+ Year Treasury Bond
	(Cost - $22,056,877)	$22,621,225
COMMON STOCK - 0.0%
ENERGY - 0.0%
Oil & Gas Services - 0.0%
659	Weatherford International PLC*
	(Cost - $33,555)	1,318
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,854,911,617)	1,911,610,647

Face Amount
SHORT-TERM INVESTMENTS - 10.2%
TIME DEPOSITS - 8.5%
$49,939,338	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.010% due 6/1/20	49,939,338
19,692,024	Banco Santander SA - Frankfurt, 0.010% due 6/1/20	19,692,024
105,709,792	Sumitomo Mitsui Banking Corp. - Tokyo, 0.010% due 6/1/20	105,709,792

	TOTAL TIME DEPOSITS
	(Cost - $175,341,154)	175,341,154
U.S. GOVERNMENT OBLIGATIONS - 1.7%
	U.S. Treasury Bills:
26,600,000	1.539% due 7/2/20(k)	26,565,023
8,400,000	1.527% due 8/6/20(k)	8,397,806
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $34,941,685)	34,962,829
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $210,282,839)	210,303,983
	TOTAL INVESTMENTS - 102.6%
	(Cost - $2,065,194,456)	2,121,914,630
	Liabilities in Excess of Other Assets - (2.6)%	(53,737,844)
	TOTAL NET ASSETS - 100.0%	$2,068,176,786

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	This security is traded on a TBA basis.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $256,742,484 and represents 12.41% of net assets.
(d)	Interest only security.
(e)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2020, amounts to approximately $3,066,182 and represents 0.15% of net assets.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is currently in default.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Rating by Moody’s Investors Service. All ratings are unaudited.
(k)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
UMBS	—	Uniform Mortgage Backed Securities

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	22.8%
Mortgage-Backed Securities	19.1
Collateralized Mortgage Obligations	18.8
Corporate Bonds & Notes	18.7
Asset-Backed Securities	6.5
Sovereign Bonds	1.2
Senior Loans	1.7
Open-End Fund	1.1
Municipal Bonds	0.2
Common Stock	0.0 *
Short-Term Investments	9.9
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 46.7%
Basic Materials - 2.0%
$2,421,000		Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.750% due 9/30/24(a)	$2,457,315
400,000		CNAC HK Finbridge Co., Ltd., Company Guaranteed Notes, 3.500% due 7/19/22	408,129
40,000		DuPont de Nemours Inc., Senior Unsecured Notes, 3.766% due 11/15/20	40,568
200,000		MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	204,000
20,000		Nutrien Ltd., Senior Unsecured Notes, 1.900% due 5/13/23	20,348
200,000		POSCO, Senior Unsecured Notes, 2.375% due 11/12/22	202,378
3,482,000		PQ Corp., Senior Secured Notes, 6.750% due 11/15/22(a)	3,551,640
		Total Basic Materials	6,884,378
Communications - 11.5%
200,000		Alibaba Group Holding Ltd., Senior Unsecured Notes, 2.800% due 6/6/23	209,767
110,000		AT&T Inc., Senior Unsecured Notes, 2.800% due 2/17/21	111,528
200,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	201,328
200,000		Baidu Inc., Senior Unsecured Notes, 3.075% due 4/7/25	208,184
400,000	EUR	Catena Media PLC, Company Guaranteed Notes, 5.500% (3-Month EURIBOR + 5.500%) due 3/2/22(b)	417,398
1,022,000	EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 7/3/23(b)	1,134,522
6,546,000		Cogent Communications Group Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	6,547,964
115,000		eBay Inc., Senior Unsecured Notes, 2.750% due 1/30/23	120,039
3,416,000		HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(a)	3,074,400
1,784,000		Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 8/15/22	1,788,246
6,468,000	EUR	Linkem SpA, Senior Secured Notes, 7.000% due 8/9/22	7,033,773
1,024,000		NortonLifeLock Inc., Senior Unsecured Notes, 4.200% due 9/15/20	1,027,840
115,000		Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.625% due 5/1/22	120,949
		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
200,000		3.250% due 6/30/25	217,838
200,000		2.375% due 10/3/26	210,342
1,361,000		Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	1,364,402
10,884,000		Sprint Communications Inc., Senior Unsecured Notes, 7.000% due 8/15/20	10,965,630
4,249,000		TEGNA Inc., Company Guaranteed Notes, 4.875% due 9/15/21(a)	4,227,755
200,000		Tencent Holdings Ltd., Senior Unsecured Notes, 1.810% due 1/26/26(a)	200,722
1,810,000		T-Mobile USA Inc., Company Guaranteed Notes, 6.000% due 3/1/23	1,828,734
110,000		Verizon Communications Inc., Senior Unsecured Notes, 1.492% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	109,800
361,000		VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	367,574
		Total Communications	41,488,735
Consumer Cyclical - 6.8%
332,000		Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(a)	210,820
175,000		Daimler Finance North America LLC, Company Guaranteed Notes, 2.300% due 2/12/21(a)	174,902
110,000		Delta Air Lines Inc., Senior Unsecured Notes, 3.400% due 4/19/21	105,876
1,700,000	EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 7.750%) due 2/22/21(b)	1,321,019
7,000,000	SEK	Gaming Innovation Group PLC, Senior Secured Notes, 9.098% due 6/28/22(b)	584,831
12,171,000		Gap Inc., Senior Unsecured Notes, 5.950% due 4/12/21	12,584,814
8,246,942		Hawaiian Airlines 2013-1 Class B Pass-Through Certificates, 4.950% due 1/15/22	7,244,621
115,000		Hyundai Capital America, Senior Unsecured Notes, 2.850% due 11/1/22(a)	114,957
576,000		L Brands Inc., Company Guaranteed Notes, 5.625% due 2/15/22	561,600
1,698,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 2.875% due 2/15/23	1,290,480
90,000		McDonald’s Corp., Senior Unsecured Notes, 2.625% due 1/15/22	93,063
400,000	EUR	SB Holdco PLC, Senior Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(b)	331,920
55,000		Target Corp., Senior Unsecured Notes, 2.900% due 1/15/22	57,337
		Total Consumer Cyclical	24,676,240

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 5.6%
$55,000		AbbVie Inc., Senior Unsecured Notes, 2.300% due 11/21/22(a)	$56,773
200,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.950% due 1/19/22	199,054
		Anthem Inc., Senior Unsecured Notes:
100,000		2.500% due 11/21/20	100,918
10,000		3.300% due 1/15/23	10,613
115,000		AstraZeneca PLC, Senior Unsecured Notes, 2.375% due 11/16/20	115,970
70,000		BAT Capital Corp., Company Guaranteed Notes, 2.764% due 8/15/22	72,137
115,000		Bristol-Myers Squibb Co., Senior Unsecured Notes, 2.600% due 5/16/22(a)	119,777
110,000		Cardinal Health Inc., Senior Unsecured Notes, 2.616% due 6/15/22	112,904
150,000		Cigna Corp., Company Guaranteed Notes, 3.400% due 9/17/21	155,210
145,000		Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	150,351
2,649,000		Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	2,671,622
105,000		CVS Health Corp., Senior Unsecured Notes, 3.700% due 3/9/23	112,481
270,307		ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	266,255
200,000		HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	203,591
15,000		Mondelez International Inc., Senior Unsecured Notes, 3.625% due 5/7/23	16,175
15,673,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20	15,673,000
		PayPal Holdings Inc., Senior Unsecured Notes:
95,000		2.200% due 9/26/22	98,167
15,000		1.350% due 6/1/23	15,238
85,000		PepsiCo Inc., Senior Unsecured Notes, 0.750% due 5/1/23	85,719
35,000		Reynolds American Inc., Company Guaranteed Notes, 4.000% due 6/12/22	36,761
		Total Consumer Non-cyclical	20,272,716
Diversified - 0.3%
1,300,000	EUR	Siem Industries Inc., Senior Secured Notes, 2.250% due 6/2/21	1,164,404
Energy - 1.6%
2,311,000		CITGO Petroleum Corp., Senior Secured Notes, 6.250% due 8/15/22(a)	2,264,780
200,000		CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	204,759
160,000		Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	157,655
85,000		Exxon Mobil Corp., Senior Unsecured Notes, 1.571% due 4/15/23	87,282
200,000		Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	187,500
200,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	199,507
150,000		Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	152,775
250,000		Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	262,195
200,000		Saudi Arabian Oil Co., Senior Unsecured Notes, 2.750% due 4/16/22	204,014
80,000		Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	83,974
3,961,000		SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21(a)	1,624,010
200,000		Sinopec Group Overseas Development 2018 Ltd., Company Guaranteed Notes, 2.150% due 5/13/25(a)	203,499
		Total Energy	5,631,950
Financial - 4.7%
50,000		Air Lease Corp., Senior Unsecured Notes, 2.500% due 3/1/21	48,702
115,000		American Express Co., Senior Unsecured Notes, 3.700% due 11/5/21	119,657
110,000		Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.625% due 5/1/22(a)	97,878
150,000		Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	146,439
200,000		Banco do Brasil SA, Junior Subordinated Notes, 8.500% (5-Year CMT Index + 7.782%) (b)(c)	202,002
200,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (b)(c)	189,000
300,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(b)	289,503
150,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Senior Unsecured Notes, 5.375% due 4/17/25(a)	160,688

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 4.7% - (continued)
$200,000		Bangkok Bank PCL, Senior Unsecured Notes, 4.800% due 10/18/20	$202,384
200,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22	199,002
110,000		Bank of America Corp., Senior Unsecured Notes, 2.104% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	108,367
		Capital One Financial Corp., Senior Unsecured Notes:
95,000		2.400% due 10/30/20	95,497
20,000		3.200% due 1/30/23	20,730
180,000		Citigroup Inc., Senior Unsecured Notes, 1.373% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	177,824
3,476,000		CTO Realty Growth Inc., Senior Unsecured Notes, 3.875% due 4/15/25(a)	2,742,194
200,000		DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (b)(c)	199,500
200,000		Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	203,400
200,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	206,500
771,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	774,855
100,000		Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	100,751
53,325		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	48,972
5,629,000		INTL. FCStone Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	5,699,363
817,000		Iron Mountain Inc., Company Guaranteed Notes, 4.375% due 6/1/21(a)	816,371
95,000		JPMorgan Chase & Co., Senior Unsecured Notes, 3.207% (3-Month USD-LIBOR + 0.695%) due 4/1/23(b)	98,691
1,243,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 5.250% due 3/15/22(a)	1,162,205
80,000		Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(a)	81,640
200,000		Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	202,568
115,000		Marsh & McLennan Cos. Inc., Senior Unsecured Notes, 2.575% (3-Month USD-LIBOR + 1.200%) due 12/29/21(b)	114,598
185,000		Morgan Stanley, Senior Unsecured Notes, 2.028% (3-Month USD-LIBOR + 0.930%) due 7/22/22(b)	184,608
184,268		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	168,605
85,000		Prudential Financial Inc., Senior Unsecured Notes, 3.500% due 5/15/24	93,007
200,000		Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(b)	205,252
85,000		Simon Property Group LP, Senior Unsecured Notes, 2.000% due 9/13/24	82,272
253,648		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22	238,115
110,000		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	111,684
110,000		Toronto-Dominion Bank, Senior Unsecured Notes, 0.532% (SOFR rate + 0.480%) due 1/27/23(b)	107,565
55,000		Truist Financial Corp., Senior Unsecured Notes, 2.200% due 3/16/23	56,816
200,000		Unifin Financiera SAB de CV, Company Guaranteed Notes, 7.000% due 1/15/25	160,750
200,000		United Overseas Bank Ltd., Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(b)	203,606
5,040,000	SEK	VNV Global Ltd., Senior Secured Notes, 5.750% due 10/4/22	522,728
115,000		Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFR rate + 1.600%) due 6/2/24(b)	115,329
105,000		Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	107,379
		Total Financial	16,866,997
Industrial - 5.6%
3,888,000		ATS Automation Tooling Systems Inc., Company Guaranteed Notes, 6.500% due 6/15/23(a)	3,946,320
263,000		Berry Global Inc., Secured Notes, 5.500% due 5/15/22	262,342
1,677,000		Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(a)	1,190,670
677,000		Briggs & Stratton Corp., Senior Unsecured Notes, 6.875% due 12/15/20	221,717
120,000		Carrier Global Corp., Senior Unsecured Notes, 1.923% due 2/15/23(a)	121,253
200,000		Cemex SAB de CV, Senior Secured Notes, 6.125% due 5/5/25	198,400

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - 5.6% - (continued)
$2,774,000		FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	$2,285,138
600,000		Golar LNG Partners LP, Senior Unsecured Notes, 6.624% (3-Month USD-LIBOR + 6.250%) due 11/22/21(b)	450,000
4,264,000		Great Lakes Dredge & Dock Corp., Company Guaranteed Notes, 8.000% due 5/15/22	4,349,280
1,800,000		MPC Container Ships Invest BV, Senior Secured Notes, 5.945% (3-Month USD-LIBOR + 4.750%) due 9/22/22(b)	1,350,000
25,000		Northrop Grumman Corp., Senior Unsecured Notes, 3.250% due 8/1/23	27,064
115,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(a)	116,476
115,000		Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	121,705
2,199,000		SFL Corp., Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	2,041,551
300,000		Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	294,124
200,000		Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	187,394
115,000		Union Pacific Corp., Senior Unsecured Notes, 3.200% due 6/8/21	117,990
110,000		Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/15/24	117,487
2,017,000		Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	1,815,300
1,099,000		WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	1,093,505
		Total Industrial	20,307,716
Technology - 5.3%
115,000		Analog Devices Inc., Senior Unsecured Notes, 2.950% due 1/12/21	116,542
1,087,000	EUR	Azerion Holding BV, Senior Secured Notes, 8.500% (3-Month EURIBOR + 8.500%) due 3/17/23(b)	1,082,994
1,866,000		Dell International LLC/EMC Corp., Senior Secured Notes, 5.850% due 7/15/25(a)	2,088,544
4,248,000		Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.875% due 6/15/21(a)	4,249,274
4,693,000		EMC Corp., Senior Unsecured Notes, 2.650% due 6/1/20	4,693,000
110,000		Microchip Technology Inc., Senior Secured Notes, 3.922% due 6/1/21	111,817
35,000		Micron Technology Inc., Senior Unsecured Notes, 2.497% due 4/24/23	35,834
5,032,000		NCR Corp., Company Guaranteed Notes, 5.000% due 7/15/22	5,036,831
35,000		Oracle Corp., Senior Unsecured Notes, 2.500% due 4/1/25	37,201
		Xerox Corp., Senior Unsecured Notes:
1,403,000		3.500% due 8/20/20	1,397,739
372,000		2.750% due 9/1/20	371,423
		Total Technology	19,221,199
Utilities - 3.3%
200,000		AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	201,127
5,904,000		Clearway Energy Inc., Company Guaranteed Notes, 3.250% due 6/1/20(a)	5,887,578
110,000		Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 5/15/21	111,401
		DTE Energy Co., Senior Unsecured Notes:
50,000		2.250% due 11/1/22	51,590
50,000		2.529% due 10/1/24	51,675
156,500		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	158,907
200,000		Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	154,208
200,000		Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	225,440
200,000		Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(a)	206,187
200,000		Perusahaan Listrik Negara PT, Senior Unsecured Notes, 5.500% due 11/22/21	209,500
105,000		PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	113,219
4,568,000		Vistra Energy Corp., Company Guaranteed Notes, 5.875% due 6/1/23	4,612,766
Total Utilities			11,983,598
		TOTAL CORPORATE BONDS & NOTES (Cost - $173,748,209)	168,497,933
SENIOR LOANS(b) - 16.2%
6,228,909		Advanced Disposal Services Inc., 3.000% (1-Week USD-LIBOR + 2.250%) due 11/10/23	6,171,292
1,335,000		Chefs’ Warehouse Inc., due 6/22/22(d)	1,208,175

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(b) - 16.2% (continued)
$6,769,311	Cincinnati Bell Inc., due 10/2/24(d)	$6,704,055
1,144,400	Compuware Corp., 6.250% due 8/22/25	1,137,728
1,926,208	Crestwood Holdings LLC, 7.680% (1-Month USD-LIBOR + 7.500%) due 3/6/23	1,066,041
2,306,000	Eldorado Resorts Inc., due 4/17/24(d)	2,265,645
4,764,000	EP Energy LLC, due 11/23/21(d)(e)	4,761,022
5,080,000	Fieldwood Energy LLC, 6.250% (3-Month USD-LIBOR + 5.250%) due 4/11/22(f)	623,875
1,601,264	Internap Corp., 0.000% (1-Month USD-LIBOR + 6.250%) due 4/6/22(f)	445,151
	McDermott Technology (Americas) Inc.:
3,172,000	10.000% (3-Month USD-LIBOR + 5.250%) due 10/21/20	3,053,367
4,415,000	due 10/21/20(d)	4,249,879
697,313	Monitronics International Inc., 7.750% (1-Month USD-LIBOR + 6.500%) due 3/29/24	482,889
12,874,000	Pacific Gas and Electric Co., 2.440% (1-Month USD-LIBOR + 2.250%) due 12/31/20	12,777,446
1,030,616	Party City Holdings Inc., 4.068% (3-Month USD-LIBOR + 2.500%) due 8/19/22	520,461
771,476	Town Sports International LLC, 4.500% (1-Month USD-LIBOR + 3.500%) due 11/15/20	110,900
5,983,117	Trico Group LLC, 8.450% (3-Month USD-LIBOR + 2.500%) due 2/2/24	5,534,383
7,590,550	Windstream Services LLC, 2.680% (1-Month USD-LIBOR + 2.500%) due 2/26/21(d)	7,438,739
	TOTAL SENIOR LOANS (Cost - $66,113,310)	58,551,048
ASSET-BACKED SECURITIES - 6.3%
477,479	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	372,809
274,648	AccessLex Institute, Series 2004-2, Class A3, 1.181% (3-Month USD-LIBOR + 0.190%) due 10/25/24(b)	261,185
1,236,882	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.950% due 10/25/58(a)(b)	1,213,550
343,951	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(a)	342,311
1,000,000	Assurant CLO IV Ltd., Series 2019-1A, Class A, 2.485% (3-Month USD-LIBOR + 1.350%) due 4/20/30(a)(b)	978,933
639,451	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	628,562
352,000	BSPRT Issuer Ltd., Series 2019-FL5, Class A, 1.334% (1-Month USD-LIBOR + 1.150%) due 5/15/29(a)(b)	337,934
500,000	Catamaran CLO Ltd., Series 2018-1A, Class A1, 2.241% (3-Month USD-LIBOR + 1.250%) due 10/25/31(a)(b)	484,519
197,253	DRB Prime Student Loan Trust, Series 2016-R, Class A1, 2.068% (1-Month USD-LIBOR + 1.900%) due 10/25/44(a)(b)	197,087
137,003	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	138,170
413,536	Freed ABS Trust, Series 2020-FP1, Class A, 2.520% due 3/18/27(a)	407,806
110,292	FREED ABS Trust, Series 2019-1, Class A, 3.420% due 6/18/26(a)	110,416
	GLS Auto Receivables Issuer Trust:
149,832	Series 2019-1A, Class A, 3.370% due 1/17/23(a)	150,661
217,413	Series 2019-2A, Class A, 3.060% due 4/17/23(a)	219,384
129,558	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350% due 8/15/22(a)	129,986
500,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 2.151% (3-Month USD-LIBOR + 1.160%) due 1/27/31(a)(b)	488,128
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 2.315% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)	970,189
500,000	Hayfin Kingsland VIII Ltd., Series 2018-8A, Class A, 2.255% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	481,290
	Invitation Homes Trust:
182,736	Series 2017-SFR2, Class A, 1.032% (1-Month USD-LIBOR + 0.850%) due 12/17/36(a)(b)	179,588
179,687	Series 2018-SFR1, Class A, 0.882% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	174,225
143,539	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	143,891
467,541	Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000% due 2/25/58(a)(b)	462,490

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 6.3% (continued)
	Marlette Funding Trust:
$24,424	Series 2018-3A, Class A, 3.200% due 9/15/28(a)	$24,384
246,409	Series 2019-2A, Class A, 3.130% due 7/16/29(a)	246,560
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 1.784% (1-Month USD-LIBOR + 1.600%) due 2/15/36(a)(b)	320,581
224,065	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.193% due 1/25/23(a)	224,857
995,085	Ocean Trails CLO V, Series 2014-5A, Class ARR, 2.591% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	962,539
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 2.071% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	242,773
115,756	Prosper Marketplace Issuance Trust, Series 2019-2A, Class A, 3.200% due 9/15/25(a)	115,480
1,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 2.429% (3-Month USD-LIBOR + 1.210%) due 10/15/30(a)(b)	978,500
1,000,000	Regatta Funding LP, Series 2013-2A, Class A1R2, 2.469% (3-Month USD-LIBOR + 1.250%) due 1/15/29(a)(b)	989,100
	Sofi Professional Loan Program LLC:
316,355	Series 2015-C, Class A2, 2.510% due 8/25/33(a)	316,978
172,569	Series 2019-A, Class A1FX, 3.180% due 6/15/48(a)	173,754
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 2.385% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	961,908
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 2.255% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	482,287
	Steele Creek CLO Ltd.:
1,000,000	Series 2015-1A, Class AR, 1.634% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	967,187
1,000,000	Series 2018-2A, Class A, 1.586% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	954,810
366,667	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330% due 5/20/39(a)	363,172
309,183	Tesla Auto Lease Trust, Series 2018-B, Class A, 3.710% due 8/20/21(a)	314,088
1,000,000	Trimaran Cavu Ltd., Series 2019-1A, Class A1, 2.595% (3-Month USD-LIBOR + 1.460%) due 7/20/32(a)(b)	969,647
372,304	Triton Container Finance IV LLC, Series 2017-2A, Class A, 3.620% due 8/20/42(a)	366,480
8,054	Upgrade Receivables Trust, Series 2018-1A, Class A, 3.760% due 11/15/24(a)	8,042
	Vericrest Opportunity Loan Trust:
1,595,795	Series 2019-NPL7, Class A1A, step bond to yield, 3.179% due 10/25/49(a)	1,504,282
328,091	Series 2019-NPL8, Class A1A, step bond to yield, 3.278% due 11/25/49(a)	310,934
1,147,986	Series 2020-NPL2, Class A1A, step bond to yield, 2.981% due 2/25/50(a)(g)	1,083,880
402,775	VOLT LXIV LLC, Series 2017-NP11, Class A1, step bond to yield, 3.375% due 10/25/47(a)	386,458
467,006	VOLT LXXXIV LLC, Series 2019-NP10, Class A1A, step bond to yield, 3.426% due 12/27/49(a)	441,135
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $23,298,538)	22,582,930
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
	BANK:
1,536,280	Series 2017-BNK4, Class XA, 1.417% due 5/15/50(b)(h)	97,581
1,848,381	Series 2017-BNK6, Class XA, 0.834% due 7/15/60(b)(h)	71,975
192,000	BBCMS 2017-DELC Mortgage Trust, Series 2017-DELC, Class B, 1.214% (1-Month USD-LIBOR + 1.030%) due 8/15/36(a)(b)	174,307
240,000	BBCMS 2018-TALL Mortgage Trust, Series 2018-TALL, Class B, 1.155% (1-Month USD-LIBOR + 0.971%) due 3/15/37(a)(b)	223,669
104,077	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.589% due 12/11/40(b)	104,003
75,000	BHMS, Series 2018-ATLS, Class A, 1.434% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	69,795
118,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class E, 2.135% (1-Month USD-LIBOR + 1.951%) due 3/15/37(a)(b)	107,664

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8% (continued)
$323,000	BX Trust, Series 2019-MMP, Class B, 1.484% (1-Month USD-LIBOR + 1.300%) due 8/15/36(a)(b)	$304,242
192,000	BXMT 2020-FL2 LTD, Series 2020-FL2, Class C, 1.834% (1-Month USD-LIBOR + 1.650%) due 2/16/37(a)(b)	167,098
117,000	BXMT Ltd., Series 2017-FL1, Class C, 2.134% (1-Month USD-LIBOR + 1.950%) due 6/15/35(a)(b)	111,632
1,674,127	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.304% due 5/10/50(b)(h)	96,237
	CFCRE Commercial Mortgage Trust:
1,337,370	Series 2017-C8, Class XA, 1.611% due 6/15/50(b)(h)	86,700
287,000	Series 2017-C8, Class XB, 0.947% due 6/15/50(b)(h)	14,036
296,902	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 0.974% (1-Month USD-LIBOR + 0.790%) due 7/15/32(a)(b)	291,010
36,000	CHT Mortgage Trust, Series 2017-CSMO, Class F, 3.925% (1-Month USD-LIBOR + 3.741%) due 11/15/36(a)(b)	30,141
	Citigroup Commercial Mortgage Trust:
178,000	Series 2018-TBR, Class B, 1.334% (1-Month USD-LIBOR + 1.150%) due 12/15/36(a)(b)	155,679
386,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	387,674
912,811	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, step bond to yield, 4.125% due 3/25/59(a)	901,416
	Commercial Mortgage Trust:
20,813,853	Series 2013-CR9, Class XA, 0.095% due 7/10/45(b)(h)	47,489
1,554,107	Series 2013-LC6, Class XA, 1.346% due 1/10/46(b)(h)	41,056
325,000	Series 2014-FL5, Class C, 2.200% (1-Month USD-LIBOR + 2.150%) due 10/15/31(a)(b)	241,505
344,000	Series 2014-FL5, Class D, 2.200% (1-Month USD-LIBOR + 4.000%) due 10/15/31(a)(b)	215,792
227,000	Series 2018-HCLV, Class A, 1.184% (1-Month USD-LIBOR + 1.000%) due 9/15/33(a)(b)	212,603
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 2.084% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(b)	56,278
650,000	Series 2017-CHOP, Class E, 3.484% (1-Month USD-LIBOR + 3.300%) due 7/15/32(a)(b)	494,029
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	103,116
128,000	Series 2017-LSTK, Class D, 3.331% due 4/5/33(a)(b)	120,329
47,000	Series 2017-LSTK, Class E, 3.331% due 4/5/33(a)(b)	42,484
8,157,000	Series 2017-LSTK, Class XACP, 0.570% due 4/5/33(a)(b)(h)	82
2,969,000	Series 2017-LSTK, Class XBCP, 0.205% due 4/5/33(a)(b)(h)	30
	Credit Suisse Commercial Mortgage Securities Corp.:
344,000	Series 2019-SKLZ, Class A, 1.434% (1-Month USD-LIBOR + 1.250%) due 1/15/34(a)(b)	323,084
14,357,895	Series 2019-SKLZ, Class XCP, 1.622% due 7/15/34(a)(b)(h)	30,285
	CSAIL Commercial Mortgage Trust:
814,941	Series 2017-C8, Class XA, 1.236% due 6/15/50(b)(h)	40,214
4,791,708	Series 2017-CX10, Class XA, 0.720% due 11/15/50(b)(h)	187,677
3,512,706	Series 2018-CX12, Class XA, 0.614% due 8/15/51(b)(h)	125,930
	Deephaven Residential Mortgage Trust:
85,432	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	84,731
85,432	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	84,809
159,363	Series 2018-3A, Class A2, 3.891% due 8/25/58(a)(b)	160,094
	Federal Home Loan Mortgage Corp., REMICS:
477,177	Series 4703, Class FA, 0.534% (1-Month USD-LIBOR + 0.350%) due 7/15/47(b)	474,573
653,504	Series 4718, Class FA, 0.534% (1-Month USD-LIBOR + 0.350%) due 9/15/47(b)	650,412
873,508	Series 4920, Class FA, 0.634% (1-Month USD-LIBOR + 0.450%) due 10/25/49(b)	873,553
	Federal National Mortgage Association, REMICS:
387,513	Series 2012-110, Class MF, 0.628% (1-Month USD-LIBOR + 0.460%) due 10/25/42(b)	387,513
59,122	Series 2013-81, Class EF, 0.518% (1-Month USD-LIBOR + 0.350%) due 12/25/42(b)	59,006
475,551	Series 2014-84, Class BF, 1.335% (1-Month USD-LIBOR + 0.350%) due 12/25/44(b)	476,144
154,735	Series 2018-55, Class FA, 0.468% (1-Month USD-LIBOR + 0.300%) due 8/25/48(b)	154,402

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8% (continued)
$319,688	Series 2018-77, Class FA, 0.468% (1-Month USD-LIBOR + 0.300%) due 10/25/48(b)	$318,329
	GS Mortgage Securities Corp. Trust:
77,000	Series 2017-500K, Class E, 1.750% (1-Month USD-LIBOR + 1.500%) due 7/15/32(a)(b)	73,500
53,000	Series 2017-500K, Class F, 2.150% (1-Month USD-LIBOR + 1.800%) due 7/15/32(a)(b)	50,458
	GS Mortgage Securities Trust:
5,219,564	Series 2016-GS4, Class XA, 0.564% due 11/10/49(b)(h)	122,202
1,760,807	Series 2017-GS6, Class XA, 1.039% due 5/10/50(b)(h)	97,645
3,605,325	Series 2017-GS8, Class XA, 0.976% due 11/10/50(b)(h)	181,546
78,000	Hilton Orlando Trust, Series 2018-ORL, Class B, 1.234% (1-Month USD-LIBOR + 1.050%) due 12/15/34(a)(b)	70,522
	JP Morgan Chase Commercial Mortgage Securities Trust:
2,526,865	Series 2014-C20, Class XA, 0.940% due 7/15/47(b)(h)	52,890
4,075,000	Series 2020-MKST, Class XCP, 2.628% due 12/15/36(a)(b)(h)	150,461
1,256,536	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.316% due 11/15/48(b)(h)	38,764
244,000	MF1 FL2 Ltd., Series 2019-FL2, Class A, 1.298% (1-Month USD-LIBOR + 1.130%) due 12/25/34(a)(b)	231,894
	Morgan Stanley Capital I Trust:
164,000	Series 2011-C1, Class D, 5.501% due 9/15/47(a)(b)	162,057
1,472,091	Series 2016-UB11, Class XA, 1.608% due 8/15/49(b)(h)	95,615
4,118,080	Series 2016-UB12, Class XA, 0.765% due 12/15/49(b)(h)	138,554
76,000	Series 2017-ASHF, Class D, 2.384% (1-Month USD-LIBOR + 2.200%) due 11/15/34(a)(b)	57,378
186,000	Series 2017-CLS, Class E, 2.134% (1-Month USD-LIBOR + 1.950%) due 11/15/34(a)(b)	177,269
206,000	Series 2017-CLS, Class F, 2.784% (1-Month USD-LIBOR + 2.600%) due 11/15/34(a)(b)	195,563
976,613	Series 2017-H1, Class XA, 1.429% due 6/15/50(b)(h)	62,644
	Natixis Commercial Mortgage Securities Trust:
350,000	Series 2018-850T, Class C, 1.337% (1-Month USD-LIBOR + 1.154%) due 7/15/33(a)(b)	326,982
350,000	Series 2018-850T, Class D, 1.637% (1-Month USD-LIBOR + 1.454%) due 7/15/33(a)(b)	315,207
679,897	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	664,786
244,000	PFP Ltd., Series 2019-6, Class A, 1.234% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	232,430
703,110	PRPM LLC, Series 2019-1A, Class A1, step bond to yield, 4.500% due 1/25/24(a)	699,905
499,842	RCO Trust, Series 2017-INV1, Class A, 3.197% due 11/25/52(a)(b)	484,704
35,000	Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, 2.239% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	33,785
348,870	Shelter Growth CRE Issuer Ltd., Series 2019-FL2, Class B, 2.484% (1-Month USD-LIBOR + 2.300%) due 5/15/36(a)(b)	322,484
163,349	SLIDE, Series 2018-FUN, Class A, 1.084% (1-Month USD-LIBOR + 0.900%) due 6/15/31(a)(b)	150,643
	UBS Commercial Mortgage Trust:
1,692,488	Series 2012-C1, Class XA, 2.068% due 5/10/45(a)(b)(h)	46,492
1,102,845	Series 2017-C1, Class XA, 1.557% due 6/15/50(b)(h)	84,613
386,000	Series 2018-NYCH, Class D, 2.284% (1-Month USD-LIBOR + 2.100%) due 2/15/32(a)(b)	320,739
	Verus Securitization Trust:
1,180,406	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	1,186,816
400,000	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	399,627
454,487	VMC Finance LLC, Series 2018-FL2, Class A, 1.104% (1-Month USD-LIBOR + 0.920%) due 10/15/35(a)(b)	436,397
	Wells Fargo Commercial Mortgage Trust:
2,624,275	Series 2015-LC22, Class XA, 0.773% due 9/15/58(b)(h)	81,338
5,011,643	Series 2015-NXS2, Class XA, 0.667% due 7/15/58(b)(h)	139,550
3,465,116	Series 2018-C46, Class XA, 0.943% due 8/15/51(b)(h)	161,701
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $20,243,025)	17,447,569

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 1.0%
	U.S. Treasury Notes:
$850,000	1.500% due 10/31/21	$865,772
900,000	0.125% due 4/30/22	899,508
900,000	1.625% due 4/30/23	937,406
1,025,000	2.250% due 12/31/23	1,099,232
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,660,635)	3,801,918

SOVEREIGN BONDS - 0.4%
Dominican Republic - 0.0%
100,000	Dominican Republic International Bond, 7.500% due 5/6/21	102,200
Mexico - 0.1%
200,000	Mexico Government International Bond, 3.900% due 4/27/25	210,700
Peru - 0.0%
100,000	Peruvian Government International Bond, 2.392% due 1/23/26	103,400
Qatar - 0.1%
200,000	Qatar Government International Bond, 2.375% due 6/2/21	202,106
Saudi Arabia - 0.1%
250,000	Saudi Government International Bond, 2.875% due 3/4/23	256,681
United Arab Emirates - 0.1%
200,000	Abu Dhabi Government International Bond, 2.500% due 4/16/25(a)	207,650
	TOTAL SOVEREIGN BONDS (Cost - $1,061,337)	1,082,737
MORTGAGE-BACKED SECURITY - 0.2%
FNMA - 0.2%
600,000	Federal National Mortgage Association (FNMA), 2.670% due 9/1/21	609,913
	(Cost - $601,380)

Shares/Units
EXCHANGE TRADED FUND (ETF) - 5.6%
393,240	iShares Core 1-5 Year USD Bond	20,196,806
	(Cost - $19,980,226)
COMMON STOCK - 0.0%
BASIC MATERIALS - 0.0%
Forest Products & Paper - 0.0%
20,309	Appvion Inc.*(e)(g)	201,059
	(Cost - $395,660)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $309,102,320)	292,971,913

Face Amount
SHORT-TERM INVESTMENTS - 23.1%
COMMERCIAL PAPERS - 6.7%
$5,339,000	Eastman Chemical Co, 0.400% due 6/5/20(i)	$5,338,657
1,441,000	General Motors Co, 3.763% due 6/10/20(i)	1,439,893
1,441,000	General Motors Co, 4.027% due 7/7/20(i)	1,436,489
5,647,000	Glencore Funding LLC, 1.502% due 6/22/20(i)	5,641,880
5,339,000	TechnipFMC PLC, 2.206% due 7/7/20(i)	5,335,293

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - (continued)
COMMERCIAL PAPERS - 6.7% (continued)
$5,011,000	Walgreens Boots Alliance Inc., 1.963% due 6/15/20(i)	$5,010,013
	TOTAL COMMERCIAL PAPERS
	(Cost - $24,190,161)	24,202,225
TIME DEPOSITS - 16.4%
3,992,682	ANZ National Bank - London, 0.010% due 6/1/20	3,992,682
5,731,665	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.010% due 6/1/20	5,731,665
49,591,474	Barclays Bank PLC - London, 0.010% due 6/1/20	49,591,473
	TOTAL TIME DEPOSITS
	(Cost - $59,315,820)	59,315,820
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $83,505,981)	83,518,045
	TOTAL INVESTMENTS - 104.3%
	(Cost - $392,608,301)	376,489,958
	Liabilities in Excess of Other Assets - (4.3)%	(15,479,443)
	TOTAL NET ASSETS - 100.0%	$361,010,515

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $94,776,945 and represents 26.25% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Security is currently in default.
(g)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2020, amounts to approximately $1,284,939 and represents 0.36% of net assets.
(h)	Interest only security.
(i)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Summary of Investments by Security Type^
Corporate Bonds & Notes	44.7%
Senior Loans	15.5
Asset-Backed Securities	6.0
Exchange Traded Fund (ETF)	5.4
Collateralized Mortgage Obligations	4.6
U.S. Government Obligations	1.0
Sovereign Bonds	0.3
Mortgage-Backed Security	0.2
Common Stock	0.1
Short-Term Investments	22.2
100.0%

^ As a percentage of total investments.

At May 31, 2020, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized (Depreciation)
Contracts to Sell:
Euro	10,275,000	BBH	$11,409,149	6/15/20	$—	$(276,495)	$(276,495)
Euro	1,042,500	BBH	1,157,571	6/15/20	—	(31,181)	(31,181)
Swedish Krona	10,325,000	BBH	1,095,527	6/15/20	—	(42,421)	(42,421)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$—	$(350,097)	$(350,097)

Currency Abbreviations used in this schedule:
EUR	—	Euro
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 67.6%
Australia - 0.3%
$550,000		BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(b)	$630,779
		QBE Insurance Group Ltd.:
200,000		Junior Subordinated Notes, 5.875% (5-Year CMT Index + 5.513%) (a)(b)(c)	204,700
1,300,000		Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)@	1,424,228
		Total Australia	2,259,707
Bahamas - 0.5%
3,518,000		Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(b)	3,305,794
Bermuda - 1.4%
1,100,000		Digicel Group Two Ltd., Senior Unsecured Notes, 8.250% due 9/30/22(b)	38,500
1,200,000		Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	1,125,000
3,326,000		SFL Corp., Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	3,087,857
5,100,000		Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	5,000,103
3,750,000	SEK	VNV Global Ltd., Senior Secured Notes, 5.750% due 10/4/22	388,935
		Total Bermuda	9,640,395
Brazil - 1.5%
		Banco Bradesco SA:
2,500,000		Senior Unsecured Notes, 2.850% due 1/27/23(b)	2,443,750
2,900,000		Subordinated Notes, 5.900% due 1/16/21	2,958,000
700,000		Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	653,800
1,900,000		Banco do Brasil SA, Junior Subordinated Notes, 8.500% (5-Year CMT Index + 7.782%) (a)(c)	1,919,019
		Itau Unibanco Holding SA:
400,000		Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.981%) (a)(c)	370,404
		Subordinated Notes:
1,900,000		5.750% due 1/22/21	1,929,450
400,000		6.200% due 12/21/21	414,500
		Total Brazil	10,688,923
British Virgin Islands - 3.2%
3,200,000		CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	3,329,809
2,500,000		CNOOC Finance 2013 Ltd., Company Guaranteed Notes, 3.000% due 5/9/23	2,588,150
4,965,000		CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	5,170,889
1,200,000		CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	1,228,555
4,800,000		Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	4,872,103
2,300,000		Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.000% due 9/29/21(b)	2,308,605
3,000,000		Sinopec Group Overseas Development 2018 Ltd., Company Guaranteed Notes, 2.150% due 5/13/25(b)	3,052,488
		Total British Virgin Islands	22,550,599
Canada - 1.0%
950,000		Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	1,027,910
3,600,000		MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(b)	3,672,000
1,872,000		NOVA Chemicals Corp., Senior Unsecured Notes, 5.250% due 6/1/27(b)	1,584,873
1,153,000	CAD	WildBrain Ltd., Subordinated Notes, 5.875% due 9/30/24(b)	519,218
		Total Canada	6,804,001
Cayman Islands - 3.9%
3,400,000		Alibaba Group Holding Ltd., Senior Unsecured Notes, 2.800% due 6/6/23	3,566,045

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Cayman Islands - 3.9% - (continued)
		Baidu Inc., Senior Unsecured Notes:
$1,100,000		3.500% due 11/28/22	$1,143,600
2,400,000		3.875% due 9/29/23	2,555,234
650,000		3.075% due 4/7/25	676,597
1,600,000		Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	1,613,552
4,300,000		HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	4,377,210
533,254		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	489,724
500,000		JD.com Inc., Senior Unsecured Notes, 3.125% due 4/29/21	504,695
2,600,000		Latam Finance Ltd., Company Guaranteed Notes, 6.875% due 4/11/24(d)	490,100
390,649		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	357,443
1,700,000	EUR	Siem Industries Inc., Senior Secured Notes, 2.250% due 6/2/21	1,522,682
5,155,404		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22(b)	4,839,687
1,900,000		Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	1,780,243
		Tencent Holdings Ltd., Senior Unsecured Notes:
374,000		3.280% due 4/11/24	394,769
3,500,000		1.810% due 1/26/26(b)	3,512,641
		Total Cayman Islands	27,824,222
Chile - 2.1%
		AES Gener SA:
		Junior Subordinated Notes:
1,000,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	1,005,638
1,000,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	1,005,637
200,000		Senior Unsecured Notes, 5.000% due 7/14/25	194,131
800,000		Banco Santander Chile, Senior Unsecured Notes, 2.500% due 12/15/20	794,800
400,000		Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	419,063
300,000		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.875% due 11/3/21	307,618
941,348		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	955,825
1,524,000		Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	1,175,063
5,135,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,264,791
4,000,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	4,060,000
		Total Chile	15,182,566
Colombia - 1.4%
1,443,000		Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 5.375% due 9/27/22	1,444,818
3,945,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	4,073,213
4,500,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	4,522,500
		Total Colombia	10,040,531
Denmark - 0.1%
600,000	EUR	Georg Jensen AS, Senior Secured Notes, 6.000% due 5/15/23	499,597
Dominican Republic - 0.2%
1,100,000		Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,073,886
France - 0.5%
1,000,000		BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%) (a)(b)(c)	1,022,400
		Credit Agricole SA, Junior Subordinated Notes:
200,000		7.875% (5-Year USD Swap Rate + 4.898%) (a)(b)(c)	218,099
1,075,000		8.125% (5-Year USD Swap Rate + 6.185%) (a)(b)(c)	1,230,875
1,090,000		Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%) (a)(b)(c)	1,108,399
		Total France	3,579,773

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Germany - 0.4%
2,640,000	EUR	LifeFit Group, , 7.500% due 7/26/23	$2,505,718
Hong Kong - 0.9%
$6,000,000		CNAC HK Finbridge Co., Ltd., Company Guaranteed Notes, 3.500% due 7/19/22	6,121,940
India - 1.5%
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
3,350,000		3.950% due 1/19/22	3,334,157
900,000		3.375% due 7/24/24	873,882
		Indian Oil Corp., Ltd., Senior Unsecured Notes:
2,995,000		5.625% due 8/2/21	3,075,936
2,000,000		5.750% due 8/1/23	2,131,927
900,000		ONGC Videsh Ltd., Company Guaranteed Notes, 3.750% due 5/7/23	909,333
		Total India	10,325,235
Indonesia - 0.1%
1,000,000		Perusahaan Listrik Negara PT, Senior Unsecured Notes, 5.500% due 11/22/21	1,047,500
Ireland - 0.4%
3,100,000		C&W Senior Financing DAC, Senior Unsecured Notes, 7.500% due 10/15/26	3,162,000
Israel - 0.4%
2,479,000		Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	2,442,670
500,000		Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	563,600
		Total Israel	3,006,270
Italy - 1.7%
365,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (a)(b)(c)	350,856
10,374,000	EUR	Linkem SpA, Senior Secured Notes, 7.000% due 8/9/22(b)	11,281,442
445,000		UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%) (a)(c)@	419,446
		Total Italy	12,051,744
Luxembourg - 0.3%
1,400,000		Millicom International Cellular SA, Senior Unsecured Notes, 6.000% due 3/15/25	1,417,500
400,000		Swiss Re Finance Luxembourg SA, Company Guaranteed Notes, 5.000% (5-Year CMT Index + 3.582%) due 4/2/49(a)(b)	440,432
		Total Luxembourg	1,857,932
Malaysia - 1.3%
6,300,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	6,341,847
1,715,000		Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,737,021
1,000,000		Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	1,032,265
		Total Malaysia	9,111,133
Marshall Islands - 0.5%
4,043,000		Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(b)	2,870,530
1,200,000		Golar LNG Partners LP, Senior Unsecured Notes, 6.624% (3-Month USD-LIBOR + 6.250%) due 11/22/21(a)	900,000
		Total Marshall Islands	3,770,530
Mauritius - 0.4%
3,000,000		UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	3,000,715
Mexico - 4.0%
5,400,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (a)(c)	5,103,000

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Mexico - 4.0% - (continued)
$5,000,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	$4,825,050
		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand:
2,500,000		Senior Unsecured Notes, 5.375% due 4/17/25(b)	2,678,125
500,000		Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	493,750
		BBVA Bancomer SA, Subordinated Notes:
1,500,000		6.500% due 3/10/21	1,539,000
457,000		6.750% due 9/30/22	484,648
1,943,000		5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	1,840,993
		Cemex SAB de CV, Senior Secured Notes:
1,500,000		6.125% due 5/5/25	1,488,000
1,000,000		7.750% due 4/16/26	1,043,950
350,000		Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	358,521
		Grupo Bimbo SAB de CV:
		Company Guaranteed Notes:
610,000		4.875% due 6/30/20	610,787
1,400,000		4.500% due 1/25/22	1,456,355
3,200,000		Junior Subordinated Notes, 5.950% (5-Year CMT Index + 3.280%) (a)(c)	3,248,032
		Unifin Financiera SAB de CV, Company Guaranteed Notes:
2,450,000		7.250% due 9/27/23	1,995,648
1,700,000		7.000% due 1/15/25	1,366,375
		Total Mexico	28,532,234
Multinational - 1.5%
10,883,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	10,556,510
Netherlands - 2.8%
1,090,000		AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(a)	748,699
400,000		AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	372,000
3,807,000		Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.750% due 9/30/24(b)	3,864,105
800,000		Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26	792,813
600,000		ING Groep NV, Junior Subordinated Notes, 5.750% (5-Year CMT Index + 4.342%) (a)(c)	581,250
3,000,000		MPC Container Ships Invest BV, Senior Secured Notes, 5.945% (3-Month USD-LIBOR + 4.750%) due 9/22/22(a)	2,250,000
		Petrobras Global Finance BV, Company Guaranteed Notes:
1,644,000		5.375% due 1/27/21	1,674,414
4,950,000		4.375% due 5/20/23	5,029,200
4,400,000		VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	4,480,124
		Total Netherlands	19,792,605
Norway - 0.4%
2,200,000		Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)	440,000
20,000,000	NOK	Norsk Hydro ASA, , 4.000% due 5/14/27	2,034,654
		Total Norway	2,474,654
Panama - 1.2%
800,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	796,008
4,117,855		ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	4,056,128
2,900,000		Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	2,949,300
1,000,000		Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	1,001,250
		Total Panama	8,802,686

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
Peru - 0.1%
$500,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(a)	$513,130
Philippines - 0.6%
700,000	Bank of the Philippine Islands, Senior Unsecured Notes, 2.500% due 9/10/24	696,504
3,000,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	3,043,868
800,000	Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	824,410
	Total Philippines	4,564,782
Portugal - 0.0%
70,068	Invepar, 0.000% zero coupon due 12/30/28(e)	2,996
Saudi Arabia - 0.3%
2,100,000	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.750% due 4/16/22	2,142,149
Singapore - 3.2%
	DBS Group Holdings Ltd.:
4,000,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (a)(c)	3,990,000
	Senior Unsecured Notes:
200,000	1.489% (3-Month USD-LIBOR + 0.490%) due 6/8/20(a)	199,997
500,000	2.850% due 4/16/22	514,580
500,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	531,901
5,190,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	5,177,195
200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.250% due 6/19/24	216,148
250,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	265,163
	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
500,000	3.250% due 6/30/25	544,594
1,400,000	2.375% due 10/3/26	1,472,392
3,000,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,098,771
	United Overseas Bank Ltd., Subordinated Notes:
4,500,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	4,581,135
1,900,000	3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	1,978,986
	Total Singapore	22,570,862
South Korea - 1.1%
2,200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(b)	2,268,056
800,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	838,020
	POSCO, Senior Unsecured Notes:
2,000,000	2.375% due 11/12/22	2,023,777
1,844,000	2.375% due 1/17/23	1,859,248
700,000	2.750% due 7/15/24	721,905
	Total South Korea	7,711,006
Switzerland - 0.4%
1,455,000	Credit Suisse Group AG, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 4.822%) (a)(b)(c)	1,472,896
1,400,000	UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.866%) (a)(c)@	1,525,936
	Total Switzerland	2,998,832
Thailand - 0.5%
	Bangkok Bank PCL, Senior Unsecured Notes:
1,300,000	4.800% due 10/18/20	1,315,495
1,800,000	3.875% due 9/27/22	1,878,183
	Total Thailand	3,193,678

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
United Kingdom - 1.5%
$1,300,000		Barclays PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 4.842%) (a)(c)	$1,280,500
1,421,000	EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 7/3/23(a)	1,577,452
1,225,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.760%) (a)(c)	1,251,031
2,000,000		MARB BondCo PLC, Company Guaranteed Notes, 7.000% due 3/15/24	2,005,000
1,145,000		Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%) (a)(c)	1,188,922
2,400,000	EUR	SB Holdco PLC, Senior Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22 (a)	1,991,520
400,000		Standard Chartered PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 5.723%) (a)(b)(c)	412,500
		Vedanta Resources Ltd., Senior Unsecured Notes:
800,000		7.125% due 5/31/23	392,400
200,000		6.125% due 8/9/24	99,542
370,000		Vodafone Group PLC, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	428,450
		Total United Kingdom	10,627,317
United States - 26.0%
166,246		America West Airlines Pass-Through Trust, Pass-Thru Certificates, 8.057% due 7/2/20	163,706
2,252,000		American Energy- Permian Basin LLC, Senior Secured Notes, 12.000% due 10/1/24 (b)(f)	225,200
395,000		American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	400,960
518,000		Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)	328,930
760,000		Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	759,772
1,559,000		Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	1,371,920
		Bank of America Corp., Junior Subordinated Notes:
400,000		6.100% (3-Month USD-LIBOR + 3.898%) (a)(c)	421,000
850,000		6.300% (3-Month USD-LIBOR + 4.553%) (a)(c)	930,750
360,000		Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%) (a)(c)	370,350
918,000		Briggs & Stratton Corp., Senior Unsecured Notes, 6.875% due 12/15/20	300,645
275,000		Capital One Financial Corp., Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.800%) (a)(c)	224,125
1,005,000		CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%) (a)(c)	954,609
850,000		Charles Schwab Corp., Junior Subordinated Notes, 5.375% (5-Year CMT Index + 4.971%) (a)(c)	892,500
1,401,000		Chefs’ Warehouse Inc., Senior Unsecured Notes, 1.875% due 12/1/24(b)	1,072,161
290,000		CIT Group Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972%) (a)(c)	225,023
3,009,000		CITGO Petroleum Corp., Senior Secured Notes, 6.250% due 8/15/22(b)	2,948,820
1,889,000		Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%) (a)(c)	1,933,599
835,000		Citizens Financial Group Inc., Junior Subordinated Notes, 6.375% (3-Month USD-LIBOR + 3.157%) (a)(c)	784,533
1,324,000		Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(b)	1,367,030
1,075,000		CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%) (a)(b)(c)	1,080,375
440,175		Continental Airlines Class A Pass-Through Trust, Pass-Thru Certificates, 5.983% due 4/19/22	394,038
151,947		Continental Airlines Class A-1 Pass-Through Trust, Pass-Thru Certificates, 7.707% due 4/2/21	136,971
6,243,000		CTO Realty Growth Inc., Senior Unsecured Notes, 3.875% due 4/15/25(b)	5,004,649
535,000		Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (b)(c)	459,404
		Dell International LLC/EMC Corp.:
3,723,000		Company Guaranteed Notes, 7.125% due 6/15/24(b)	3,864,921

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - 26.0% - (continued)
$1,928,000	Senior Secured Notes, 6.100% due 7/15/27(b)	$2,165,513
	Diamond Sports Group LLC/Diamond Sports Finance Co.:
4,558,000	Company Guaranteed Notes, 6.625% due 8/15/27(b)	2,742,549
1,324,000	Senior Secured Notes, 5.375% due 8/15/26(b)	1,052,580
345,000	Discover Financial Services, Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.076%) (a)(c)	310,500
1,321,000	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	1,294,580
	EP Energy LLC/Everest Acquisition Finance Inc.:
11,986,000	Secured Notes, 9.375% due 5/1/24(b)(d)	11,986
12,619,000	Senior Secured Notes, 8.000% due 11/29/24(b)(d)	126,190
135,000	Farm Credit Bank of Texas, Junior Subordinated Notes, 6.200% (3-Month USD-LIBOR + 3.223%) (a)(b)(c)(f)	127,575
1,605,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Secured Notes, 10.000% due 4/15/25(b)	1,713,337
10,274,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.574% (3-Month USD-LIBOR + 0.790%) due 6/12/20(a)	10,265,566
	Freeport-McMoRan Inc., Company Guaranteed Notes:
1,500,000	3.550% due 3/1/22	1,515,000
1,850,000	4.550% due 11/14/24	1,882,375
2,126,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	1,509,460
3,991,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(b)	3,651,765
15,847,000	Gap Inc., Senior Unsecured Notes, 5.950% due 4/12/21	16,385,798
1,195,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%) (a)(c)	916,804
890,000	General Motors Financial Co., Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 3.598%) (a)(c)	737,249
1,399,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.500% (5-Year CMT Index + 3.623%) (a)(c)	1,433,975
7,453,637	Hawaiian Airlines Class A Pass-Through Certificates, Pass-Thru Certificates, 3.900% due 1/15/26	6,292,574
	HC2 Holdings Inc.:
4,747,000	Senior Secured Notes, 11.500% due 12/1/21(b)	4,272,300
1,668,000	Senior Unsecured Notes, 7.500% due 6/1/22(b)	1,271,870
1,745,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%) (a)(c)	1,753,725
7,329,000	INTL. FCStone Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	7,420,612
	JPMorgan Chase & Co., Junior Subordinated Notes:
790,000	5.000% (SOFR + 3.380%) (a)(c)	741,739
1,345,000	6.750% (3-Month USD-LIBOR + 3.780%) (a)(c)	1,432,425
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%) (a)(c)	444,125
751,000	L Brands Inc., Company Guaranteed Notes, 5.625% due 2/15/22	732,225
1,665,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 5.250% due 3/15/22(b)	1,556,775
	Land O’ Lakes Inc., Junior Subordinated Notes:
415,000	7.000% (b)(c)	361,050
1,655,000	7.250% (b)(c)	1,555,700
500,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%) (a)(c)	500,000
325,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%) (a)(c)	325,000
3,680,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., Company Guaranteed Notes, 7.250% due 2/15/21	2,153,536
23,136,000	McDermott Technology Americas Inc./McDermott Technology US Inc., Company Guaranteed Notes, 10.625% due 5/1/24(b)(d)	1,149,859
985,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%) (a)(c)	1,024,400
2,483,000	Michael Kors USA Inc., Company Guaranteed Notes, 4.250% due 11/1/24(b)	2,154,003
325,000	Mondelez International Inc., Senior Unsecured Notes, 2.750% due 4/13/30	342,532

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - 26.0% - (continued)
$9,926,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	$9,380,070
11,165,000	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20	11,165,000
510,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%) (a)(c)	484,500
1,855,000	Oceaneering International Inc., Senior Unsecured Notes, 4.650% due 11/15/24	1,433,080
1,373,000	Party City Holdings Inc., Company Guaranteed Notes, 6.625% due 8/1/26(b)	211,099
647,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%) (a)(c)	647,000
480,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	523,200
	Reliance Holding USA Inc., Company Guaranteed Notes:
3,700,000	4.500% due 10/19/20	3,733,146
3,150,000	5.400% due 2/14/22	3,303,656
1,360,000	Sally Holdings LLC/Sally Capital Inc., Secured Notes, 8.750% due 4/30/25(b)	1,475,600
875,000	SBL Holdings Inc., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.580%) (a)(b)(c)	605,938
	SESI LLC, Company Guaranteed Notes:
5,992,000	7.125% due 12/15/21(b)	2,456,720
3,475,000	7.750% due 9/15/24	1,181,500
330,000	Silicon Laboratories Inc., Senior Unsecured Notes, 0.625% due 6/15/25(b)(f)	341,963
200,000	Southern Copper Corp., Senior Unsecured Notes, 3.500% due 11/8/22	205,078
1,156,000	StorCentric Inc., Senior Secured Notes, 5.875% due 2/19/23(b)(f)	1,160,858
6,347,000	Tapestry Inc., Senior Unsecured Notes, 4.250% due 4/1/25	5,522,894
4,378,000	T-Mobile USA Inc., Company Guaranteed Notes, 6.000% due 3/1/23	4,423,312
193,026	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	61,862
1,321,000	Trimble Inc., Senior Unsecured Notes, 4.150% due 6/15/23	1,382,862
3,533,000	Triumph Group Inc., Secured Notes, 6.250% due 9/15/24(b)	3,029,548
	Truist Financial Corp., Junior Subordinated Notes:
385,000	4.800% (5-Year CMT Index + 3.003%) (a)(c)	366,139
1,160,000	4.950% (5-Year CMT Index + 4.605%) (a)(c)	1,170,150
3,303,000	ViacomCBS Inc., Senior Unsecured Notes, 4.200% due 5/19/32	3,410,205
1,920,000	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(b)	1,984,850
2,715,000	VMware Inc., Senior Unsecured Notes, 4.650% due 5/15/27	2,925,139
1,100,000	Voya Financial Inc., 5.35% (5-Year CMT Index + 3.21%) (a)(c)	1,089,000
661,000	Vulcan Materials Co., Senior Unsecured Notes, 3.500% due 6/1/30	696,092
3,114,000	W&T Offshore Inc., Secured Notes, 9.750% due 11/1/23(b)	1,759,410
3,145,000	Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	2,830,500
1,810,000	Wells Fargo & Co., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%) (a)(c)	1,925,677
661,000	Wolverine World Wide Inc., Company Guaranteed Notes, 6.375% due 5/15/25(b)	684,135
1,982,000	Xilinx Inc., Senior Unsecured Notes, 2.375% due 6/1/30	2,014,900
	Total United States	183,528,326
	TOTAL CORPORATE BONDS & NOTES (Cost - 493,241,510)	477,422,478

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS - 8.4%(a)
$988,764	Appvion Operations Inc., 7.000% (3-Month USD-LIBOR + 6.000%) due 6/12/26	$959,101
3,169,000	Ascena Retail Group Inc., due 8/21/22(g)	656,237
6,473,134	Crestwood Holdings LLC, 7.680% (1-Month USD-LIBOR + 7.500%) due 3/6/23	3,582,491
3,003,000	Eldorado Resorts Inc., due 4/17/24(g)	2,950,447
8,261,000	Fieldwood Energy LLC, 6.250% (3-Month USD-LIBOR + 5.250%) due 4/11/22(d)	1,014,533
2,168,000	General Nutrition Centers Inc., 7.180% (1-Month USD-LIBOR + 7.000%) due 12/31/22	1,897,000
1,730,596	GTT Communications Inc., 2.920% (1-Month USD-LIBOR + 2.750%) due 5/31/25	1,239,540
3,778,853	IEA Energy Services LLC, 8.200% (3-Month USD-LIBOR + 6.750%) due 9/25/24	3,599,358
5,363,933	Internap Corp., 0.000% (1-Month USD-LIBOR + 6.250%) due 4/6/22(d)	1,491,173
2,642,489	McDermott International Inc., due 5/9/25(g)	901,089
1,148,122	Monitronics International Inc., 7.750% (1-Month USD-LIBOR + 6.500%) due 3/29/24	795,074
12,469,000	Pacific Gas and Electric Co., 2.440% (1-Month USD-LIBOR + 2.250%) due 12/31/20	12,375,483
4,596,795	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500%) due 10/31/24	4,107,237
2,450,000	Production Resource Group LLC, 8.200% (3-Month USD-LIBOR + 7.000%) due 8/21/24(d)	1,347,500
1,107,133	RA Acquisition Purchaser LLC, 13.450% (3-Month USD-LIBOR + 12.000%) due 5/31/23(e)	1,107,133
1,399,753	Town Sports International LLC, 4.500% (1-Month USD-LIBOR + 3.500%) due 11/15/20	201,215
13,641,857	Trico Group LLC, 8.450% (3-Month USD-LIBOR + 7.000%) due 2/2/24	12,618,717
	Windstream Services LLC:
5,128,903	2.680% (1-Month USD-LIBOR + 2.500%) due 2/26/21	5,026,325
6,400,000	8.250% (1-Month USD-LIBOR + 5.000%) due 3/29/21	3,704,000
	TOTAL SENIOR LOANS (Cost - $78,826,009)	59,573,653
SOVEREIGN BONDS - 4.0%
Colombia - 0.4%
2,500,000	Colombia Government International Bond, 4.375% due 7/12/21	2,559,400
Dominican Republic - 0.5%
3,160,000	Dominican Republic International Bond, 7.500% due 5/6/21	3,229,520
India - 0.3%
2,000,000	Export-Import Bank of India, 3.125% due 7/20/21	2,009,816
Indonesia - 0.1%
1,000,000	Perusahaan Penerbit SBSN Indonesia III, 3.400% due 3/29/22	1,022,500
Mexico - 0.6%
2,600,000	Mexico Government International Bond, 3.900% due 4/27/25	2,739,100
1,500,000	Nacional Financiera SNC, 3.375% due 11/5/20	1,485,000
	Total Mexico	4,224,100
Peru - 0.5%
1,500,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	1,531,890
1,900,000	Peruvian Government International Bond, 2.392% due 1/23/26	1,964,600
	Total Peru	3,496,490
Qatar - 0.5%
	Qatar Government International Bond:
2,300,000	2.375% due 6/2/21	2,324,219
900,000	4.500% due 1/20/22	945,036
	Total Qatar	3,269,255
Saudi Arabia - 0.9%
	Saudi Government International Bond:
3,500,000	2.375% due 10/26/21	3,532,060
3,000,000	2.875% due 3/4/23	3,080,178
	Total Saudi Arabia	6,612,238

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - (continued)
United Arab Emirates - 0.2%
$1,600,000	Abu Dhabi Government International Bond, 2.500%(b) due 4/16/25(b)	$1,661,200
	TOTAL SOVEREIGN BONDS (Cost - $27,722,644)	28,084,519

Shares/Units
COMMON STOCKS - 2.3%
Colombia - 0.0%
21,182	Frontera Energy Corp.	54,859
United States - 2.3%
180,330	Alpine Income Property Trust Inc.	2,230,682
267,281	Appvion Inc.*(e)(f)	2,646,082
97,508	Ceres Acquisition Corp., Class A Shares*(f)	892,198
23,890	CTO Realty Growth Inc.	998,124
352	Energy Harbor Corp.*(e)	13,552
52	Real Alloy Holding Inc.*(e)(f)	1,119,901
853,943	Subversive Capital Acquisition Corp., Class A Shares*(f)	8,351,563
	Total United States	16,252,102
	TOTAL COMMON STOCKS (Cost - $18,379,851)	16,306,961
PREFERRED STOCKS - 2.0%
Bermuda - 0.3%
30,926	Aspen Insurance Holdings Ltd., 5.625%(c)	765,418
11,605	Athene Holding Ltd., 6.350% (3-Month USD-LIBOR + 4.253%)(a)(c)	291,750
16,495	Axis Capital Holdings Ltd., 5.500%(c)	390,272
19,388	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(c)	494,200
	Total Bermuda	1,941,640
United States - 1.7%
10,915	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(c)	240,676
22,394	American Equity Investment Life Holding Co., 5.950% (5-Year CMT Index + 4.322%)(a)(c)	504,089
3,000	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(b)(c)	307,500
1,000	Dairy Farmers of America Inc., 7.875%(b)(c)(f)	86,000
50,000	Delphi Financial Group Inc., 3.582% (3-Month USD-LIBOR + 3.190%)(a)(c)	1,100,000
9,755	Equitable Holdings Inc., 5.250%(c)	233,047
21,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(c)	2,218,970
25,550	GMAC Capital Trust I, 6.177% (3-Month USD-LIBOR + 5.785%)(a)(c)	577,175
74,942	Monmouth Real Estate Investment Corp., 6.125%(c)	1,873,550
73,505	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(c)	1,961,848
20,000	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(c)	521,200
49,161	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(c)	918,327
43,830	Regions Financial Corp., 5.700% (3-Month USD-LIBOR + 3.148%)(a)(c)	1,126,869
19,075	Synchrony Financial, 5.625%(c)	390,084
6,915	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)*(a)(c)	178,476
	Total United States	12,237,811
	TOTAL PREFERRED STOCKS (Cost - $14,742,401)	14,179,451
CLOSED-END FUND - 0.5%
39,728	iShares iBoxx High Yield Corporate Bond	3,274,382
	(Cost - $3,274,795)

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
WARRANTS - 0.0%
Brazil - 0.0%
58,463	OAS finance LTD Warrants*(e)(f)	$–
United States - 0.0%
40,375	Tuscan Holdings Corp. II*(f)	6,056
	TOTAL WARRANTS (Cost - $23,985)	6,056

Number of Contracts	Notional Amounts
PURCHASED OPTIONS - 0.0%
United States - 0.0%
331		Briggs & Stratton Corp., Put $2.50, expires 07/17/2020	31,445
222		Barrick Gold Corp., Call $22.00, expires 01/15/2021	103,230
127		Hawaiian Holdings Inc., Put $8.00, expires 12/18/2020	11,430
238		Crestwood Equity Partners LP, Put $10.00, expires 12/18/2020	28,560
		Total United States	174,665
		TOTAL PURCHASED OPTIONS (Cost - $250,083)	174,665
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $636,461,278)	599,022,165

Face Amount
SHORT-TERM INVESTMENTS - 15.8%
COMMERCIAL PAPERS - 3.3%
	General Motors Financial Co., Inc.:
$1,877,000	3.763% due 6/10/20(h)	1,875,558
1,877,000	4.027% due 7/7/20(h)	1,871,123
7,353,000	Glencore PLC, 1.502% due 6/22/20(h)	7,346,333
7,581,000	Walgreens Boots Alliance Inc., 1.963% due 6/15/20(h)	7,579,507
5,000,000	Walt Disney Co., 1.155% due 10/1/20(h)	4,983,108
	TOTAL COMMERCIAL PAPERS (Cost - $23,647,064)	23,655,629
TIME DEPOSITS - 12.5%
8,220,455	ANZ National Bank - London, 0.010% due 6/1/20	8,220,455
57,611,071	Barclays Bank PLC - London, 0.010% due 6/1/20	57,611,071
22,421,706	Citibank - New York, 0.010% due 6/1/20	22,421,706
	TOTAL TIME DEPOSITS (Cost - $88,253,232)	88,253,232
	TOTAL SHORT-TERM INVESTMENTS (Cost - $111,900,296)	111,908,861
	TOTAL INVESTMENTS - 100.6% (Cost - $748,361,574)	710,931,026
	Liabilities in Excess of Other Assets - (0.6)%	(4,379,694)
	TOTAL NET ASSETS - 100.0%	$706,551,332

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $140,332,313 and represents 19.86% of net assets.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Security is currently in default.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2020, amounts to approximately $14,957,396 and represents 2.12% of net assets.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Rate shown represents yield-to-maturity.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate +4.300%) due 12/2/44	10/2/18	$2,109,000	$1,424,228	0.20%
UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)	5/4/17	328,006	419,446	0.06%
UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.866%)	4/18/17	1,300,500	1,525,936	0.22%
Total			$3,369,610	0.48%

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	67.1%
Senior Loans	8.4
Sovereign Bonds	4.0
Common Stocks	2.3
Preferred Stocks	2.0
Closed-End Fund	0.5
Purchased Options	0.0	*
Warrants	0.0	*
Short-Term Investments	15.7
	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
222	532,800	Barrick Gold Corp.	CIBC	1/15/21	$24.00	$77,700
596	846,916	Crestwood Equity Partners LP	CIBC	10/16/20	7.50	441,040
238	338,198	Crestwood Equity Partners LP	CIBC	12/18/20	15.00	68,306
186	355,260	Enterprise Products Partners LP	CIBC	6/19/20	15.00	1,860
429	637,065	Hawaiian Holdings Inc.	CIBC	7/17/20	14.00	96,525
254	377,190	Hawaiian Holdings Inc.	CIBC	7/17/20	16.00	31,750
608	8,026,816	iShares iBoxx	CIBC	9/18/20	110.00	18,848
290	2,390,180	iShares iBoxx HighYield Corp.	CIBC	6/19/20	79.00	8,120
489	2,217,126	Magellan Midstream Partners LP	CIBC	6/19/20	37.50	19,560
186	843,324	Magellan Midstream Partners LP	CIBC	10/16/20	37.50	39,990
159	2,590,269	SPDR Gold Trust	CIBC	1/15/21	157.00	105,735
186	592,224	UGI Corp.	CIBC	6/19/20	25.00	2,790
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $1,110,060)				$912,224

At May 31, 2020, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts  was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized (Depreciation)
Contracts to Sell:
Canadian Dollar	781,000	BBH	$567,261	6/15/20	$–	$(9,125)	$(9,125)
Euro	16,260,000	BBH	18,054,771	6/15/20	–	(437,548)	(437,548)
Euro	1,365,000	BBH	1,515,668	6/15/20	–	(40,827)	(40,827)
Swedish Krona	3,685,000	BBH	390,995	6/15/20	–	(15,140)	(15,140)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$–	$(502,640)	$(502,640)

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
CIBC	—	CIBC World Markets Corp.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 0.3%
CORPORATE BONDS & NOTES - 0.3%
Consumer Non-cyclical - 0.1%
$840,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$958,905
Financial - 0.2%
1,014,000	Capital One Financial Corp., Senior Unsecured Notes, 3.450% due 4/30/21	1,035,759
	TOTAL CORPORATE BONDS & NOTES (Proceeds - $1,823,590)	1,994,664

Shares/Units
COMMON STOCK - 0.0%
INDUSTRIAL - 0.0%
Machinery-Diversified - 0.0%
83,405	Briggs & Stratton Corp.	136,784
	(Proceeds - $168,405)
	TOTAL SECURITIES SOLD SHORT - 0.3% (Proceeds - $1,991,995)	2,131,448

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.8%
	Alternative Loan Trust:
$2,819,545	Series 2005-61, Class 2A2, 1.247% (1-Month USD-LIBOR + 0.380%) due 12/25/35(a)	$2,278,346
506,006	Series 2005-81, Class A1, 0.448% (1-Month USD-LIBOR + 0.280%) due 2/25/37(a)	428,747
973,905	Series 2006-OA8, Class 1A1, 0.358% (1-Month USD-LIBOR + 0.190%) due 7/25/46(a)	818,894
270,238	Bear Stearns ALT-A Trust, Series 2004-8, Class 1A, 0.868% (1-Month USD-LIBOR + 0.700%) due 9/25/34(a)	269,497
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities@:
2,789,574	Series 2015-C04, Class 1M2, 5.868% (1-Month USD-LIBOR + 5.700%) due 4/25/28(a)	2,940,343
10,842,522	Series 2016-C01, Class 1M2, 6.918% (1-Month USD-LIBOR + 6.750%) due 8/25/28(a)	11,456,091
4,420,503	Series 2016-C03, Class 1M2, 5.468% (1-Month USD-LIBOR + 5.300%) due 10/25/28(a)	4,670,250
4,829,985	Series 2016-C03, Class 2M2, 6.068% (1-Month USD-LIBOR + 5.900%) due 10/25/28(a)	5,111,733
9,083,081	Series 2016-C05, Class 2M2, 4.618% (1-Month USD-LIBOR + 4.450%) due 1/25/29(a)	9,349,597
13,225,786	Series 2016-C07, Class 2M2, 4.518% (1-Month USD-LIBOR + 4.350%) due 5/25/29(a)	13,556,058
1,800,000	Series 2017-C01, Class 1M2C, 3.718% (1-Month USD-LIBOR + 3.550%) due 7/25/29(a)	1,765,456
16,331,347	Series 2017-C02, Class 2M2, 3.818% (1-Month USD-LIBOR + 3.650%) due 9/25/29(a)	16,326,429
1,000,000	Series 2017-C02, Class 2M2C, 3.818% (1-Month USD-LIBOR + 3.650%) due 9/25/29(a)	923,711
14,951,875	Series 2017-C03, Class 1M2, 3.168% (1-Month USD-LIBOR + 3.000%) due 10/25/29(a)	14,970,634
13,092,243	Series 2017-C05, Class 1M2, 2.368% (1-Month USD-LIBOR + 2.200%) due 1/25/30(a)	12,678,228
16,329,000	Series 2018-C01, Class 1M2, 2.418% (1-Month USD-LIBOR + 2.250%) due 7/25/30(a)	15,878,666
10,067,000	Series 2018-C03, Class 1M2, 2.318% (1-Month USD-LIBOR + 2.150%) due 10/25/30(a)	9,764,095
	Freddie Mac STACR Remic Trust:
2,110,000	Series 2020-DNA1, Class B1, 2.468% (1-Month USD-LIBOR + 2.300%) due 1/25/50(a)(b)	1,394,725
1,830,000	Series 2020-DNA2, Class B1, 2.668% (1-Month USD-LIBOR + 2.500%) due 2/25/50(a)(b)	1,108,996
6,269,259	Freddie Mac STACR Trust, Series 2019-DNA3, Class M2, 2.218% (1-Month USD-LIBOR + 2.050%) due 7/25/49(a)(b)	6,017,517
	Freddie Mac Structured Agency Credit Risk Debt Notes@:
2,000,000	Series 2015-DNA3, Class M3, 4.868% (1-Month USD-LIBOR + 4.700%) due 4/25/28(a)	2,084,321
641,680	Series 2016-DNA2, Class M3, 4.818% (1-Month USD-LIBOR + 4.650%) due 10/25/28(a)	670,976
6,083,669	Series 2016-HQA1, Class M3, 6.518% (1-Month USD-LIBOR + 6.350%) due 9/25/28(a)	6,391,189
4,745,241	Series 2017-DNA2, Class M2, 3.618% (1-Month USD-LIBOR + 3.450%) due 10/25/29(a)	4,825,246
9,988,250	Series 2017-HQA1, Class M2, 3.718% (1-Month USD-LIBOR + 3.550%) due 8/25/29(a)	10,019,603
9,945,028	Series 2017-HQA2, Class M2, 2.818% (1-Month USD-LIBOR + 2.650%) due 12/25/29(a)	9,969,980
7,500,000	STACR Trust, Series 2018-DNA3, Class M2, 2.268% (1-Month USD-LIBOR + 2.100%) due 9/25/48(a)(b)	7,134,369
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $174,016,856)	172,803,697
CORPORATE BONDS & NOTES - 9.9%
Communications - 3.6%
6,446,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)	6,639,380
17,353,000	Consolidated Communications Inc., Company Guaranteed Notes, 6.500% due 10/1/22(c)	16,639,271
8,822,500	HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(b)(c)	7,940,250
1,620,000	Uber Technologies Inc., Company Guaranteed Notes, 7.500% due 11/1/23(b)	1,646,325
	Total Communications	32,865,226
Consumer Cyclical - 0.5%
7,515,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(c)	4,772,025
Consumer Non-cyclical - 0.9%
2,800,000	Cytokinetics Inc., Senior Unsecured Notes, 4.000% due 11/15/26	5,887,000
2,715,000	Vector Group Ltd., Senior Secured Notes, 6.125% due 2/1/25(b)(c)	2,653,913
	Total Consumer Non-cyclical	8,540,913

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 1.0%
$4,126,000	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.875% due 4/1/27(b)	$3,940,330
6,024,525	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(b)	5,663,053
	Total Energy	9,603,383
Financial - 3.9%
2,234,980	BlackRock Capital Investment Corp., Senior Unsecured Notes, 5.000% due 6/15/22	1,940,734
983,385	BlackRock TCP Capital Corp., Senior Unsecured Notes, 4.625% due 3/1/22	920,411
21,125	Capital Southwest Corp., Corporate Unsecured Notes, 5.950% due 12/15/22	504,676
7,013,000	Fidelity & Guaranty Life Holdings Inc., Company Guaranteed Notes, 5.500% due 5/1/25(b)	7,503,910
9,076,000	ILFC E-Capital Trust I, Limited Guaranteed Notes, 3.330% due 12/21/65(a)(b)(c)	3,925,370
13,243,000	JPMorgan Chase & Co., Junior Subordinated Notes, 4.230% (3-Month USD-LIBOR + 3.470%) (a)(d)	11,786,270
45,101	Portman Ridge Finance Corp., Corporate Unsecured Notes, 6.125% due 9/30/22	1,041,833
28,346	TriplePoint Venture Growth BDC Corp., Corporate Unsecured Notes, 5.750% due 7/15/22	673,218
9,662,000	USB Realty Corp., Junior Subordinated Notes, 2.366% (3-Month USD-LIBOR + 1.147%) (a)(b)(c)(d)	7,717,523
	Total Financial	36,013,945
	TOTAL CORPORATE BONDS & NOTES (Cost - $93,027,826)	91,795,492
ASSET-BACKED SECURITIES - 4.5%
880,000	Allegro CLO IV Ltd., Series 2016-1A, Class ER, 8.499% (3-Month USD-LIBOR + 7.280%) due 1/15/30(a)(b)	536,800
1,300,000	Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class DR, 7.769% (3-Month USD-LIBOR + 6.550%) due 7/15/29(a)(b)	715,161
1,098,216	BNC Mortgage Loan Trust, Series 2006-2, Class A4, 0.328% (1-Month USD-LIBOR + 0.160%) due 11/25/36(a)	1,020,054
410,000	Brookside Mill CLO Ltd., Series 2013-1A, Class ER, 6.635% (3-Month USD-LIBOR + 5.500%) due 1/17/28(a)(b)	153,823
5,280,000	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A4, 0.408% (1-Month USD-LIBOR + 0.240%) due 8/25/36(a)	3,465,317
690,000	Countrywide Asset-Backed Certificates, Series 2007-BC1, Class 2A4, 0.398% (1-Month USD-LIBOR + 0.230%) due 5/25/37(a)	562,780
740,000	Crown Point CLO 5 Ltd., Series 2018-5A, Class E, 6.785% (3-Month USD-LIBOR + 5.650%) due 7/17/28(a)(b)	401,151
	Ellington Loan Acquisition Trust:
470,962	Series 2007-1, Class M1, 2.268% (1-Month USD-LIBOR + 2.100%) due 5/25/37(a)(b)	317,977
1,565,000	Series 2007-2, Class M1A, 2.168% (1-Month USD-LIBOR + 2.000%) due 5/25/37(a)(b)	1,237,979
602,383	Finance America Mortgage Loan Trust, Series 2004-2, Class M7, 2.868% (1-Month USD-LIBOR + 2.700%) due 8/25/34(a)	433,017
334,154	GSAMP Trust, Series 2006-HE5, Class A2C, 0.318% (1-Month USD-LIBOR + 0.150%) due 8/25/36(a)	321,386
	Home Equity Asset Trust:
3,718,363	Series 2004-2, Class M1, 0.963% (1-Month USD-LIBOR + 3.200%) due 7/25/34(a)	3,591,964
1,415,000	Series 2005-5, Class M4, 1.113% (1-Month USD-LIBOR + 0.945%) due 11/25/35(a)	1,256,842
1,200,000	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class E, 6.835% (3-Month USD-LIBOR + 5.700%) due 1/17/28(a)(b)	797,056
2,700,000	KVK CLO 2018-1 Ltd., Series 2018-1A, Class E, 6.227% (3-Month USD-LIBOR + 5.850%) due 5/20/29(a)(b)	1,256,892
1,700,000	OFSI BSL VIII Ltd., Series 2017-1A, Class E, 7.566% (3-Month USD-LIBOR + 6.390%) due 8/16/29(a)(b)	779,424
1,820,000	OZLM IX Ltd., Series 2014-9A, Class DRR, 7.255% (3-Month USD-LIBOR + 6.120%) due 10/20/31(a)(b)	1,306,050

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 4.5% (continued)
$330,000	OZLM VIII Ltd., Series 2014-8A, Class DRR, 7.215% (3-Month USD-LIBOR + 6.080%) due 10/17/29(a)(b)	$224,652
2,000,000	OZLM XI Ltd., Series 2015-11A, Class DR, 7.760% (3-Month USD-LIBOR + 7.000%) due 10/30/30(a)(b)	1,399,313
3,500,000	People’s Choice Home Loan Securities Trust, Series 2005-1, Class M5, 1.668% (1-Month USD-LIBOR + 1.500%) due 1/25/35(a)	2,011,507
259,427	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AV1B, 0.428% (1-Month USD-LIBOR + 0.260%) due 7/25/35(a)	259,234
2,535,000	Saxon Asset Securities Trust, Series 2006-3, Class A4, 0.408% (1-Month USD-LIBOR + 0.240%) due 10/25/46(a)	1,962,861
	Soundview Home Loan Trust:
2,425,000	Series 2006-OPT1, Class M1, 0.513% (1-Month USD-LIBOR + 0.345%) due 3/25/36(a)	1,653,916
2,360,000	Series 2007-OPT3, Class 2A4, 0.418% (1-Month USD-LIBOR + 0.250%) due 8/25/37(a)	1,834,237
380,000	Steele Creek CLO 2016-1 Ltd., Series 2016-1A, Class ER, 6.491% (3-Month USD-LIBOR + 5.750%) due 6/15/31(a)(b)	186,705
4,472,962	Structured Asset Investment Loan Trust 2004-7, 1.008% due 08/25/34	4,422,612
	Structured Asset Securities Corp. Mortgage Loan Trust:
3,148,701	Series 2006-GEL1, Class M3, 2.418% (1-Month USD-LIBOR + 2.250%) due 11/25/35(a)(b)	2,420,261
7,690,317	Series 2006-OPT1, Class M1, 0.468% (1-Month USD-LIBOR + 0.300%) due 4/25/36(a)	5,300,554
1,206,000	Wachovia Mortgage Loan Trust, Series 2005-WMC1, Class M2, 0.858% (1-Month USD-LIBOR + 0.690%) due 10/25/35(a)	1,058,690
	TOTAL ASSET-BACKED SECURITIES (Cost - $37,294,955)	40,888,215
SENIOR LOANS(a) - 1.0%
9,060,077	Fossil Group Inc., 9.500% (1-Month USD-LIBOR + 8.000%) due 9/26/24	7,474,563
2,800,324	NEP Group Inc., 8.450% (3-Month USD-LIBOR + 7.000%) due 10/19/26	1,940,625
	TOTAL SENIOR LOANS (Cost - $11,184,991)	9,415,188

Shares/Units
COMMON STOCKS - 23.9%
COMMUNICATIONS - 0.6%
Advertising - 0.1%
947,028	Clear Channel Outdoor Holdings Inc., Class A Shares*	914,640
Telecommunications - 0.5%
664,737	Consolidated Communications Holdings Inc.*	4,028,306
320,512	HC2 Holdings Inc.*(e)	846,152
	Total Telecommunications	4,874,458
	TOTAL COMMUNICATIONS	5,789,098
CONSUMER CYCLICAL - 2.3%
Lodging - 1.1%
860,900	Caesars Entertainment Corp.*(c)	9,805,651
Retail - 1.2%
86,757	Tiffany & Co.	11,116,174
	TOTAL CONSUMER CYCLICAL	20,921,825
CONSUMER NON-CYCLICAL - 10.6%
Biotechnology - 3.4%
40,767	Argenx SE, ADR*(c)	8,940,203
34,290	Ascendis Pharma AS, ADR*(c)	4,988,852
102,435	Black Diamond Therapeutics Inc.*	4,000,087
194,911	Crinetics Pharmaceuticals Inc.*	3,184,846
719,372	Gamida Cell Ltd.*	4,050,064

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 10.6% - (continued)
Biotechnology - 3.4% - (continued)
338,029	Orchard Therapeutics PLC, ADR*(c)	$3,211,275
58,332	SpringWorks Therapeutics Inc.*	2,220,699
32,488	Sutro Biopharma Inc.*	325,205
	Total Biotechnology	30,921,231
Healthcare-Products - 1.2%
202,255	Alphatec Holdings Inc.*	900,035
323,280	SeaSpine Holdings Corp.*	3,442,932
207,498	Wright Medical Group NV*(e)	6,131,566
	Total Healthcare-Products	10,474,533
Healthcare-Services - 1.0%
220,711	SI-BONE Inc.*(c)	3,860,235
187,384	Vapotherm Inc.*	4,990,036
	Total Healthcare-Services	8,850,271
Pharmaceuticals - 5.0%
465,201	AdaptHealth Corp.*(e)(f)	7,526,952
56,546	Bioxcel Therapeutics Inc.*	2,632,782
624,303	Cytokinetics Inc.*(c)	12,929,315
21,012	Ideaya Biosciences Inc.*(e)	205,707
362,083	Merus NV*	4,942,433
110,000	MyoKardia Inc.*(c)	11,251,900
158,097	Odonate Therapeutics Inc.*(f)	5,165,029
210,060	scPharmaceuticals Inc.*	1,749,800
	Total Pharmaceuticals	46,403,918
	TOTAL CONSUMER NON-CYCLICAL	96,649,953
DIVERSIFIED - 5.8%
SPACs - 5.8%
42,676	Act II Global Acquisition Corp., Class A Shares*	430,601
100,702	Agba Acquisition Ltd.*(f)	996,950
87,675	Alussa Energy Acquisition Corp.*(f)	868,859
62,007	Amplitude Healthcare Acquisition Corp.*(f)	621,310
42,105	Andina Acquisition Corp. III*(f)	429,050
61,663	CC Neuberger Principal Holdings I*(e)	628,346
24,648	CF Finance Acquisition Corp., Class A Shares*(e)	254,737
42,614	Chardan Healthcare Acquisition 2 Corp.*	425,714
18,907	Churchill Capital Corp. II*(f)	213,649
25,600	CIIG Merger Corp.*(f)	256,256
46,368	Collective Growth Corp.*	461,362
77,633	dMY Technology Group Inc.*	785,646
51,907	East Stone Acquisition Corp.*	516,475
351,265	Experience Investment Corp., Class A Shares*	3,431,859
16,206	Far Point Acquisition Corp., Class A Shares*	166,598
25,081	FinTech Acquisition Corp. III*(f)	263,852
36,824	Flying Eagle Acquisition Corp.*	394,017
652,487	Flying Eagle Acquisition Corp., Class A Shares*	6,687,992
13,476	Fortress Value Acquisition Corp.*	134,895
38,120	GigCapital2 Inc.*(f)	381,581
44,282	GigCapital3 Inc.*	440,163
400,000	Gores Holdings IV Inc., Class A Shares*(f)	4,000,000
92,012	Greenrose Acquisition Corp.*(f)	904,478
85,388	Greenvision Acquisition Corp.*(f)	847,049
35,473	GX Acquisition Corp.*(f)	355,085
26,238	Haymaker Acquisition Corp. II*(f)	262,380

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
DIVERSIFIED - 5.8% - (continued)
SPACs - 5.8% - (continued)
588,916	Haymaker Acquisition Corp. II, Class A Shares*	$5,865,603
12,801	Healthcare Merger Corp.*(f)	133,002
408,544	Healthcare Merger Corp., Class A Shares*(f)	4,044,586
32,628	Hennessy Capital Acquisition Corp. IV*(f)	339,657
40,972	Insurance Acquisition Corp.*(f)	428,157
89,382	InterPrivate Acquisition Corp.*(f)	893,820
1,676	Juniper Industrial Holdings Inc.*(f)	16,777
48,677	Landcadia Holdings II Inc.*(f)	508,675
2,813	LF Capital Acquisition Corp., Class A Shares*	29,396
30,687	LifeSci Acquisition Corp.*(f)	319,145
102,252	LIV Capital Acquisition Corp.*(f)	1,008,205
46,309	Live Oak Acquisition Corp.*	455,681
311,200	Longview Acquisition Corp.*	3,116,668
101,645	Merida Merger Corp. I*(f)	979,858
10,785	Monocle Acquisition Corp.*	111,625
33,225	Newborn Acquisition Corp.*	331,918
49,581	Osprey Technology Acquisition Corp.*(f)	494,323
70,600	Pivotal Investment Corp. II*(f)	706,706
80,780	Professional Holding Corp., Class A Shares*	1,145,460
95,271	Proficient Alpha Acquisition Corp.*	741,208
32,032	PropTech Acquisition Corp.*(f)	315,515
28,426	Roth CH Acquisition I Co*(f)	285,681
43,473	Schultze Special Purpose Acquisition Corp.*	442,990
51,279	South Mountain Merger Corp.*(f)	523,046
16,858	Stable Road Acquisition Corp.*(f)	167,063
372,628	Sustainable Opportunities Acquisition Corp.*	3,689,017
32,225	Tuscan Holdings Corp.*(f)	330,306
61,012	Yunhong International*	597,918
	Total SPACs	53,180,910
	TOTAL DIVERSIFIED	53,180,910
FINANCIAL - 4.1%
Banks - 0.4%
506,355	HarborOne Bancorp Inc.*	4,035,649
Equity Real Estate Investment Trusts (REITs) - 1.0%
208,783	MGM Growth Properties LLC, Class A Shares	5,789,553
80,155	Taubman Centers Inc.	3,313,608
	Total Equity Real Estate Investment Trusts (REITs)	9,103,161
Insurance - 0.7%
732,776	FGL Holdings(e)	6,111,352
Investment Companies - 1.4%
186	Bain Capital Specialty Finance Inc.	1,996
1,399,797	Barings BDC Inc.(f)	10,862,425
170,609	Golub Capital BDC Inc.(e)	2,071,193
	Total Investment Companies	12,935,614

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 4.1% - (continued)
Savings & Loans - 0.6%
361,998	Waterstone Financial Inc.	$5,393,770
	TOTAL FINANCIAL	37,579,546
INDUSTRIAL - 0.2%
Trucking & Leasing - 0.2%
125,394	Fortress Transportation & Infrastructure Investors LLC	1,410,683
UTILITIES - 0.3%
Electric - 0.3%
149,080	Vistra Energy Corp.	3,047,195
	TOTAL COMMON STOCKS (Cost - $198,928,610)	218,579,210
CLOSED-END FUNDS - 13.4%
389,803	Aberdeen Emerging Markets Equity Income Fund Inc., Class Common Shares	2,210,183
472,227	Aberdeen Total Dynamic Dividend Fund, Class Common Shares(c)	3,551,147
50,054	AllianzGI Artificial Intelligence & Technology Opportunities Fund, Class Common Shares	933,507
335,060	AllianzGI Dividend Interest & Premium Strategy Fund, Class Common Shares	3,709,114
25,217	BlackRock California Municipal Income Trust, Class Common Shares	326,560
740,490	BlackRock Debt Strategies Fund Inc., Class Common Shares(c)(f)	7,153,133
191,247	BlackRock New York Municipal Income Quality Trust, Class Common Shares(f)	2,482,386
629,111	BlackRock Resources & Commodities Strategy Trust, Class Common Shares(e)(f)	3,736,919
399,870	BrandywineGLOBAL Global Income Opportunities Fund Inc., Class Common Shares(c)(e)	4,734,461
229,195	Clough Global Equity Fund, Class Common Shares	2,328,621
379,617	Clough Global Opportunities Fund, Class Common Shares(e)	3,109,063
83,809	Cohen & Steers Quality Income Realty Fund Inc., Class Common Shares	900,109
185,776	Delaware Enhanced Global Dividend & Income Fund, Class Common Shares(e)	1,515,932
227,221	Eaton Vance Floating-Rate Income Plus Fund, Class Common Shares(e)(f)	3,119,744
328,523	Eaton Vance Ltd. Duration Income Fund, Class Common Shares(c)(e)	3,705,739
339,687	Eaton Vance Municipal Bond Fund, Class Common Shares(e)	4,344,597
470,980	Eaton Vance Senior Income Trust(e)	2,472,645
24,494	General American Investors Co., Inc., Class Preferred Shares(d)	689,874
357,665	Highland Global Allocation Fund, Class Common Shares(e)	2,317,669
448,553	Highland Income Fund, Class Z Shares	3,709,533
154,644	Invesco Dynamic Credit Opportunities Fund, Class Common Shares	1,343,856
159,194	Invesco High Income Trust II, Class Common Shares(e)(f)	1,860,182
535,353	Invesco Senior Income Trust, Class Common Shares(c)	1,836,261
106,169	John Hancock Tax-Advantaged Global Shareholder Yield Fund, Class Common Shares(e)	574,374
263,531	Kayne Anderson Midstream/Energy Fund Inc., Class Common Shares(e)(f)	1,315,020
418,856	Kayne Anderson MLP/Midstream Investment Co., Class Common Shares	2,458,685
52,859	Morgan Stanley Emerging Markets Domestic Debt Fund Inc., Class Common Shares	300,239
295,941	NexPoint Strategic Opportunities Fund, Class Common Shares(e)(f)	2,941,654
122,119	Nuveen AMT-Free Municipal Credit Income Fund, Class Common Shares(e)	1,826,900
384,871	Nuveen Credit Strategies Income Fund, Class Common Shares	2,297,680
174,221	Nuveen Georgia Quality Municipal Income Fund, Class Common Shares(e)	2,087,168
25,750	Nuveen New York Municipal Value Fund 2, Class Common Shares(f)	349,943
7,628	Nuveen Ohio Quality Municipal Income Fund, Class Common Shares	114,115
138,379	Nuveen Quality Municipal Income Fund, Class Common Shares	1,935,922
656,716	PGIM Global High Yield Fund Inc., Class Common Shares(c)(f)	8,340,293
148,313	PGIM High Yield Bond Fund Inc., Class Common Shares	1,984,428
425,259	PIMCO Energy & Tactical Credit Opportunities Fund, Class Common Shares(e)(f)	3,499,882
254,786	Pioneer Floating Rate Trust, Class Common Shares	2,285,430
322,972	Royce Micro-Capital Trust Inc., Class Common Shares(e)	2,276,953
127,919	Source Capital Inc., Class Common Shares	4,189,347

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CLOSED-END FUNDS - 13.4% - (continued)
97,085	Special Opportunities Fund Inc., Class Common Shares(e)	$1,024,907
98,397	Swiss Helvetia Fund Inc., Class Common Shares	749,785
510,752	Templeton Global Income Fund, Class Common Shares	2,747,846
380,337	Voya Global Equity Dividend & Premium Opportunity Fund, Class Common Shares	1,890,275
395,851	Voya Natural Resources Equity Income Fund, Class Common Shares(e)(f)	1,033,171
2,410,458	Voya Prime Rate Trust, Class Common Shares(e)(f)	9,641,832
159,270	Wells Fargo Income Opportunities Fund, Class Common Shares	1,135,595
378,389	Western Asset Global High Income Fund Inc., Class Common Shares(e)	3,431,988
74,505	Western Asset Inflation-Linked Opportunities & Income Fund, Class Common Shares(e)	800,929
	TOTAL CLOSED-END FUNDS (Cost - $136,539,752)	123,325,596
OPEN-END FUND - 12.0%
9,767,813	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares (Cost - $113,281,114)	110,473,969
PREFERRED STOCKS - 1.6%
FINANCIAL - 1.6%
Banks - 0.8%
308,759	GMAC Capital Trust I, 6.177%(a)	6,974,866
Investment Companies - 0.8%
44,789	Monroe Capital Corp., 5.750%	1,012,231
	Oxford Square Capital Corp.:
54,401	6.250%	1,175,062
39,915	6.500%	908,066
57,277	PennantPark Investment Corp., 5.500%(e)	1,311,643
23,559	Stellus Capital Investment Corp., 5.750%	531,255
	THL Credit Inc.:
37,280	6.125%	893,602
43,635	6.750%	1,028,477
4,252	WhiteHorse Finance Inc., 6.500%	104,174
	Total Investment Companies	6,964,510
	TOTAL FINANCIAL	13,939,376
	TOTAL PREFERRED STOCKS (Cost - $12,616,918)	13,939,376
WARRANTS - 0.3%
CONSUMER CYCLICAL - 0.0%
Retail - 0.0%
43,875	Betterware De Mexico*(f)(g)	12,724
DIVERSIFIED - 0.3%
SPACs - 0.3%
21,338	Act II Global Acquisition Corp.*(f)	19,631
285,648	AdaptHealth Corp.*(f)	1,371,110
41,641	Alberton Acquisition Corp.*(f)	3,748
1,555	Alta Equipment Group Inc.*(f)	1,399
42,105	Andina Acquisition Corp. III*(f)	6,316
29,583	Atlas Technical Consultants Inc.*(f)	21,300
25,362	Big Rock Partners Acquisition Corp.*(f)	2,029
32,931	BiomX Inc.*(f)	17,783
18,486	CF Finance Acquisition Corp.*(f)	15,528
5,402	Far Point Acquisition Corp.*(f)	3,619
140,565	Flying Eagle Acquisition Corp.*(f)	261,465

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS - (continued)
DIVERSIFIED - 0.3% - (continued)
SPACs - 0.3% - (continued)
16,736	Gordon Pointe Acquisition Corp.*(f)	$2,008
100,000	Gores Holdings IV Inc.*(f)	125,000
43,099	Graf Industrial Corp.*(f)	21,549
280,000	Healthcare Merger Corp.*(f)	238,000
14,462	KLDiscovery Inc.*(f)	2,314
40,721	Legacy Acquisition Corp.*(f)	18,324
30,854	Leisure Acquisition Corp.*(f)	10,796
2,813	LF Capital Acquisition Corp.*(f)	1,181
50,822	Merida Merger Corp. I*(f)	25,411
10,785	Monocle Acquisition Corp.*(f)	3,235
18,239	Opes Acquisition Corp.*(f)	2,705
95,271	Proficient Alpha Acquisition Corp.*(f)	9,527
43,473	Schultze Special Purpose Acquisition Corp.*(f)	12,433
24,861	Scienjoy Holding Corp.*(f)	3,481
4,232	Trident Acquisitions Corp.*(f)	762
17,313	VectoIQ Acquisition Corp.*(f)	222,645
23,299	X4 Pharmaceuticals Inc.*(f)(g)	–
	Total SPACs	2,423,299
	TOTAL DIVERSIFIED	2,423,299
ENERGY - 0.0%
Oil & Gas - 0.0%
18,561	Brooge Energy Ltd.*(f)	8,540
FINANCIAL - 0.0%
Insurance - 0.0%
8,304	International General Insurance Co., Ltd.*(f)	3,737
Investment Companies - 0.0%
76,557	8i Enterprises Acquisition Corp.*(f)	19,139
28,503	Edtechx Holdings Acquisition Corp.*(f)(g)	16,532
14,251	Grid Dynamics Holdings Inc.*(f)	22,944
	Total Investment Companies	58,615
	TOTAL FINANCIAL	62,352
TECHNOLOGY - 0.0%
Technology Services - 0.0%
8,065	American Virtual Cloud Technologies Inc.*(f)	726
	TOTAL WARRANTS (Cost - $1,795,402)	2,507,641
RIGHTS - 0.0%
76,557	8i Enterprises Acquisition Corp.*(f)	22,967
41,641	Alberton Acquisition Corp.*(f)	3,977
42,105	Andina Acquisition Corp. III*(f)	6,737
190,550	Bain Capital Specialty Finance Inc.*(f)	36,204
50,724	Big Rock Partners Acquisition Corp.*(f)	8,116
95,271	Proficient Alpha Acquisition Corp.*(f)	20,293
	TOTAL RIGHTS (Cost - $114,923)	98,294

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Number of Contracts	Notional Amounts	Security	Value
PURCHASED SWAPTION - 0.3%
Interest Rate Swaption - 0.3%
22,500,000	78,750	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call, 1.91, expires 12/23/20	$2,675,334

		TOTAL PURCHASED SWAPTIONS (Cost - $148,500)	2,675,334
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $774,530,002)	782,079,400

Face Amount
SHORT-TERM INVESTMENTS - 13.2%
TIME DEPOSITS - 13.2%
$49,394,998		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.010% due 6/1/20	$49,394,998
8,770,618		Banco Santander SA - Frankfurt, 0.010% due 6/1/20	8,770,618
26		Brown Brothers Harriman - Grand Cayman, 0.010% due 6/1/20	26
45,600,646		China Construction Bank - New York, 0.010% due 6/1/20	45,600,646
16,918,090		Citibank - New York, 0.010% due 6/1/20	16,918,090
		TOTAL TIME DEPOSITS (Cost - $120,684,378)	120,684,378
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.0%
MONEY MARKET FUND - 2.0%
18,228,717		Federated Government Obligations Fund, Premier Class, 0.129%(h) (Cost - $18,228,717)	18,228,717
		TOTAL INVESTMENTS - 100.9% (Cost - $913,443,097)	925,415,107
		Liabilities in Excess of Other Assets – (0.9%)	(8,383,262)
		TOTAL NET ASSETS - 100.0%	$917,031,845

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $79,790,930 and represents 8.70% of net assets.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is on loan.
(f)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2020, amounts to approximately $93,529,521 and represents 10.20% of net assets.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(h)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, 5.868% (1-Month USD-LIBOR + 5.700%) due 4/25/28	3/26/20	$2,332,781	$2,940,343	0.32%
Series 2016-C01, Class 1M2, 6.918% (1-Month USD-LIBOR + 6.750%) due 8/25/28	3/6/20	10,967,740	11,456,091	1.25%
Series 2016-C03, Class 1M2, 5.468% (1-Month USD-LIBOR + 5.300%) due 10/25/28	3/19/20	4,321,299	4,670,250	0.51%
Series 2016-C03, Class 2M2, 6.068% (1-Month USD-LIBOR + 5.900%) due 10/25/28	3/17/20	4,644,002	5,111,733	0.56%
Series 2016-C05, Class 2M2, 4.618% (1-Month USD-LIBOR + 4.450%) due 1/25/29	3/17/20	9,387,962	9,349,597	1.02%
Series 2016-C07, Class 2M2, 4.518% (1-Month USD-LIBOR + 4.350%) due 5/25/29	3/25/20	14,053,444	13,556,058	1.48%
Series 2017-C01, Class 1M2C, 3.718% (1-Month USD-LIBOR + 3.550%) due 7/25/29	4/16/20	1,494,000	1,765,456	0.19%
Series 2017-C02, Class 2M2, 3.818% (1-Month USD-LIBOR + 3.650%) due 9/25/29	4/27/20	17,243,062	16,326,429	1.78%
Series 2017-C02, Class 2M2C, 3.818% (1-Month USD-LIBOR + 3.650%) due 9/25/29	5/19/20	867,500	923,711	0.10%
Series 2017-C03, Class 1M2, 3.168% (1-Month USD-LIBOR + 3.000%) due 10/25/29	5/26/20	15,439,671	14,970,634	1.63%
Series 2017-C05, Class 1M2, 2.368% (1-Month USD-LIBOR + 2.200%) due 1/25/30	3/25/20	13,248,808	12,678,228	1.38%
Series 2018-C01, Class 1M2, 2.418% (1-Month USD-LIBOR + 2.250%) due 7/25/30	3/17/20	16,500,881	15,878,666	1.73%
Series 2018-C03, Class 1M2, 2.318% (1-Month USD-LIBOR + 2.150%) due 10/25/30	3/17/20	10,146,435	9,764,095	1.06%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 4.868% (1-Month USD-LIBOR + 4.700%) due 4/25/28	5/19/20	2,073,750	2,084,321	0.23%
Series 2016-DNA2, Class M3, 4.818% (1-Month USD-LIBOR + 4.650%) due 10/25/28	3/26/20	529,386	670,976	0.07%
Series 2016-HQA1, Class M3, 6.518% (1-Month USD-LIBOR + 6.350%) due 9/25/28	3/6/20	6,403,827	6,391,189	0.70%
Series 2017-DNA2, Class M2, 3.618% (1-Month USD-LIBOR + 3.450%) due 10/25/29	3/9/20	4,826,045	4,825,246	0.53%
Series 2017-HQA1, Class M2, 3.718% (1-Month USD-LIBOR + 3.550%) due 8/25/29	3/2/20	10,315,110	10,019,603	1.09%
Series 2017-HQA2, Class M2, 2.818% (1-Month USD-LIBOR + 2.650%) due 12/25/29	5/26/20	10,204,851	9,969,980	1.09%
			$153,352,606	16.72%

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
ADR	—	American Depositary Receipts
AMT	—	Alternative Minimum Tax
CLO	—	Collateralized Loan Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
SPACs	—	Special Purpose Acquisition Companies

Summary of Investments by Security Type^
Common Stocks	23.6%
Collateralized Mortgage Obligations	18.8
Closed-End Funds	13.4
Open-End Fund	12.0
Corporate Bonds & Notes	10.0
Asset-Backed Securities	4.0
Preferred Stocks	1.5
Senior Loans	1.0
Purchased Swaption	0.3
Warrants	0.3
Rights	0.0 *
Short-Term Investments	13.1
Money Market Fund	2.0
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

Schedule of Swaptions Contracts Written

Interest Rate Swaptions

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
45,000,000	157,500	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Put	GSC	12/23/20	$2.21	$15,763
45,000,000	157,500	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call	GSC	12/23/20	1.16	2,268,811
		TOTAL SWAPTIONS CONTRACTS WRITTEN				$2,284,574

At May 31, 2020, Destinations Multi Strategy Alternatives Fund held the following OTC Credit Default Swap Contracts:

  OTC Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/2020(2)	Notional Amounts in (000’s)(3)	Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	2.902%	$20,000	$(1,282,975)	$(1,206,000)	$(76,975)
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	2.902%	10,000	(641,488)	(750,000)	108,513
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	3.648%	10,000	(1,127,354)	(670,000)	(457,354)
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	3.648%	10,000	(1,127,354)	(1,152,000)	24,646
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	3.648%	10,000	(1,127,354)	(2,040,000)	912,645
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	3.648%	10,000	(1,127,354)	(2,600,000)	1,472,646
							(6,433,879)	(8,418,000)	1,984,121

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 6.2%
CORPORATE BOND & NOTE - 0.4%
Communications - 0.4%
$3,744,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes, 5.000% due 8/15/27(a)	$3,644,634
	(Proceeds - $3,538,080)
Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 5.2%
275,000	Invesco Senior Loan	5,874,000
95,986	iShares iBoxx High Yield Corporate Bond	7,911,166
70,293	iShares Nasdaq Biotechnology	9,471,279
103,000	SPDR Bloomberg Barclays Short Term High Yield Bond	2,586,330
171,698	SPDR S&P Biotech	17,781,045
106,386	SPDR S&P Regional Banking	4,061,818
	Total Exchange Traded Funds (ETFs)	47,685,638
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds - $45,641,987)	47,685,638
COMMON STOCKS - 0.6%
COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
24,900	Cincinnati Bell Inc.*	366,777
CONSUMER CYCLICAL - 0.3%
Distribution/Wholesale - 0.1%
231,000	Fossil Group Inc.*	704,550
Entertainment - 0.2%
46,453	Eldorado Resorts Inc.*	1,647,223
	TOTAL CONSUMER CYCLICAL	2,351,773
CONSUMER NON-CYCLICAL - 0.0%
Agriculture - 0.0%
21,722	Vector Group Ltd.	248,282
Pharmaceuticals - 0.0%
5,289	Herbalife Nutrition Ltd.*	231,870

	TOTAL CONSUMER NON-CYCLICAL	480,152
FINANCIAL - 0.3%
Diversified Financial Services - 0.1%
19,395	AerCap Holdings NV*	625,295
Insurance - 0.2%
54,533	Fidelity National Financial Inc.	1,739,603

	TOTAL FINANCIAL	2,364,898
	TOTAL COMMON STOCKS (Proceeds - $6,495,668)	5,563,600
	TOTAL SECURITIES SOLD SHORT - 6.2% (Proceeds - $55,675,735)	56,893,872

* Non-income producing security.

(a) Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $3,644,634 and represents 0.40% of net assets.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 92.3%
Alabama - 1.5%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,526,380
1,835,000	Aa2(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 4.000% due 7/1/46(b)	1,886,710
355,000	AA-	County of Jefferson AL, GO, Series B, 5.000% due 4/1/21	368,465
2,540,000	A3(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,828,341
		Mobile County Board of School Commissioners, Special Tax:
260,000	A-	5.000% due 3/1/28	316,131
175,000	A-	5.000% due 3/1/29	212,023
180,000	A-	5.000% due 3/1/30	217,134
185,000	A-	5.000% due 3/1/31	222,155
145,000	A-	5.000% due 3/1/32	173,229
215,000	A-	5.000% due 3/1/33	255,652
		Montgomery Medical Clinic Board, Revenue Bonds:
60,000	BBB-	5.000% due 3/1/26	69,241
115,000	BBB-	5.000% due 3/1/27	132,095
125,000	BBB-	5.000% due 3/1/28	143,129
105,000	BBB-	5.000% due 3/1/29	119,502
125,000	BBB-	5.000% due 3/1/30	141,296
3,500,000	A3(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,760,785
		Total Alabama	13,372,268
Alaska - 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,225,060
50,000	AA	Borough of North Slope AK, GO, Series A, Prerefunded 6/30/20 @ 100, 5.000% due 6/30/21(c)	50,188
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	255,278
225,000	A1(a)	State of Alaska International Airports System, Revenue Bonds, Series B, 5.000% due 10/1/33	259,405
		Total Alaska	1,789,931
Arizona - 3.9%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	6,242,050
3,810,000	AA+	5.000% due 7/1/34	4,617,796
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,551,860
1,800,000	A+	Chandler Industrial Development Authority, Revenue Bonds, 5.000% due 6/1/49(b)(d)	2,065,860
		City of Glendale AZ, Revenue Bonds:
105,000	AA	Series A, 5.000% due 7/1/23	117,705
230,000	AA	Series A, 5.000% due 7/1/27	273,173
215,000	AA	Series A, 5.000% due 7/1/28	254,076
235,000	AA	Series A, 5.000% due 7/1/29	276,698
85,000	AA	Series A, 5.000% due 7/1/32	101,510
65,000	AA	City of Glendale AZ, GO, AGM-Insured, 4.000% due 7/1/21	67,657
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA	5.000% due 7/1/24	65,265
60,000	AA	5.000% due 7/1/25	73,453
105,000	AA	5.000% due 7/1/26	127,777
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
30,000	AAA	Series A, 5.000% due 7/1/20	30,117
65,000	AA-	Series A, 5.000% due 7/1/27(d)	78,366
90,000	AA-	Series A, 5.000% due 7/1/28(d)	108,057
6,365,000	AAA	Series B, 4.000% due 7/1/29	7,138,157
30,000	AAA	Series C, 5.000% due 7/1/21	31,557
1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	1,145,640
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(d)	161,282
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/22	16,465

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Arizona - 3.9% - (continued)
$30,000	AA	Series A, 5.000% due 7/1/23	$32,944
60,000	AA	Series B, 5.000% due 7/1/20	60,237
60,000	AA	Series B, Prerefunded 7/1/21 @ 100, 5.000% due 7/1/25(c)	62,959
800,000	BBB+	Industrial Development Authority of the County of Yavapai, Revenue Bonds, 1.100% due 4/1/29(b)	800,000
820,000	AAA	Maricopa County Community College District, GO, Series D, 4.250% due 7/1/25	856,105
		Maricopa County Industrial Development Authority, Revenue Bonds:
100,000	NR	5.750% due 1/1/36(e)	93,831
800,000	AA-	5.000% due 1/1/46(b)	958,200
200,000	A2(a)	5.000% due 7/1/47	226,720
245,000	NR	6.000% due 1/1/48(e)	212,829
70,000	AA-	Series A, 5.000% due 1/1/22	74,413
145,000	AA-	Series A, 5.000% due 1/1/23	159,742
190,000	AA-	Series A, 4.000% due 1/1/24	209,310
60,000	AA-	Series A, 5.000% due 1/1/24	68,198
225,000	AA-	Series A, 5.000% due 1/1/25	262,856
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	873,768
430,000	AA-	Series B, 5.000% due 1/1/48(b)	469,177
290,000	AA-	Series C, 5.000% due 1/1/48(b)	335,600
50,000	AA-	McAllister Academic Village LLC, Revenue Bonds, 5.000% due 7/1/21	52,583
145,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 5.000% due 1/1/33	185,007
		State of Arizona, COP:
245,000	AA-	Series A, 5.000% due 10/1/20	248,974
215,000	AA-	Series A, 5.000% due 10/1/21	228,915
225,000	AA-	Series A, 5.000% due 10/1/22	249,523
300,000	AA-	Series A, 5.000% due 10/1/23	344,862
310,000	AA-	Series A, 5.000% due 10/1/24	368,230
225,000	NR	Tempe Industrial Development Authority, Revenue Bonds, Series B, 4.000% due 10/1/23(e)	212,098
		Western Maricopa Education Center District No 402, GO:
560,000	AA-	Series B, 4.000% due 7/1/21	582,271
330,000	AA-	Series B, 5.000% due 7/1/25	403,805
		Total Arizona	34,177,678
Arkansas - 0.0%
90,000	Aa2(a)	Little Rock School District, GO, 3.000% due 2/1/22	93,907
California - 4.3%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	66,344
		Bay Area Toll Authority, Revenue Bonds:
2,000,000	AA	Series A, 2.250% due 4/1/45(b)	2,036,960
210,000	AA	Series B, 2.850% due 4/1/47(b)	222,938
195,000	AA	Series C, 2.100% due 4/1/45(b)	198,218
		California Health Facilities Financing Authority, Revenue Bonds:
115,000	AA-	Series A, 5.000% due 7/1/25	129,659
85,000	A+	Series D, 5.000% due 8/15/35	88,211
		California Municipal Finance Authority, Revenue Bonds:
55,000	BBB-(f)	5.000% due 6/30/28(d)	63,856
45,000	BBB-(f)	5.000% due 12/31/28(d)	52,115
60,000	BBB-(f)	5.000% due 6/30/29(d)	69,120
30,000	BBB-(f)	5.000% due 12/31/29(d)	34,457
90,000	BBB-(f)	5.000% due 6/30/31(d)	102,091
85,000	BBB-(f)	5.000% due 12/31/31(d)	96,079
		California State Public Works Board, Revenue Bonds:
60,000	A+	Series A, 5.000% due 4/1/22	65,051

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
California - 4.3% - (continued)
$145,000	A+	Series A, 5.000% due 4/1/23	$157,271
115,000	A+	Series A, 5.250% due 10/1/24	122,472
115,000	A+	Series A, 5.250% due 10/1/25	122,472
70,000	A+	Series D, 5.000% due 12/1/21	74,911
30,000	A+	Series G, 5.000% due 11/1/23	33,328
30,000	A+	Series G, 5.000% due 11/1/24	33,267
235,000	BBB-	California Statewide Communities Development Authority, Revenue Bonds, 5.000% due 2/1/45	243,749
385,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, 5.000% due 5/15/44(d)	449,257
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,810,690
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	167,972
145,000	A+	Series A, 5.000% due 6/1/29	161,173
115,000	BBB	Series A1, 5.000% due 6/1/25	134,128
30,000	BBB	Series A1, 5.000% due 6/1/26	35,603
290,000	AA-	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	347,240
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,921,650
		Modesto Irrigation District, Revenue Bonds:
30,000	A+	Series A, 5.000% due 7/1/22	31,496
110,000	A+	Series A, 5.000% due 7/1/23	115,471
170,000	Aa3(a)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Series A, 5.000% due 2/1/23	181,412
		Oakland Unified School District, GO:
100,000	AA	5.000% due 8/1/26	118,903
30,000	A-	Series A, 5.000% due 8/1/28	35,315
1,500,000	AA+	Ohlone Community College District, GO, Series A, Prerefunded 8/1/21 @ 100, 5.000% due 8/1/38(c)	1,584,930
145,000	A+	Port of Oakland, Revenue Bonds, Series P, 5.000% due 5/1/22(d)	154,566
		Poway Unified School District Public Financing Authority, Special Tax:
35,000	NR	Series A, 5.000% due 9/1/25	40,805
45,000	NR	Series A, 5.000% due 9/1/28	51,681
50,000	NR	Series A, 5.000% due 9/1/32	55,837
90,000	A	Sacramento City Financing Authority, Series A, NPFG, zero coupon, due 12/1/26	79,753
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, 5.000% due 4/15/23	271,450
75,000	AA-	San Diego Unified School District, GO, Series C, zero coupon, due 7/1/34	56,689
185,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(d)	219,482
		San Marcos Unified School District, GO:
105,000	AA-	Series B, zero coupon, due 8/1/35	76,538
60,000	AA-	Series B, zero coupon, due 8/1/37	40,933
55,000	AA+	Santa Monica-Malibu Unified School District, GO, Series NPFG, zero coupon, due 8/1/20	54,980
		State of California, GO:
10,000,000	AA	AGM, 5.250% due 8/1/32	14,134,700
760,000	AA-	4.000% due 3/1/26	905,418
80,000	AA-	5.000% due 9/1/29	99,979
3,125,000	AA-	4.000% due 12/1/30(b)	3,233,969
3,000,000	AA-	5.000% due 4/1/36	3,863,460
435,000	AA-	Series B, 5.000% due 8/1/26	549,079
205,000	AA-	Series C, 5.000% due 8/1/29	255,635
65,000	AAA	State of California Department of Water Resources, Revenue Bonds, Series AI, 5.000% due 12/1/25	69,646
40,000	AA+	Union Elementary School District, GO, Series A, NPFG, zero coupon, due 9/1/20	39,968
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	111,803

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
California - 4.3% - (continued)
$230,000	AA-	West Contra Costa Unified School District, GO, 5.000% due 8/1/26	$251,397
		Total California	37,725,577
Colorado - 1.7%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(d)	74,942
315,000	A	Series A, 5.000% due 12/1/26(d)	377,420
30,000	A+	Series A, 5.000% due 11/15/27(d)	36,632
195,000	A+	Series A, 5.000% due 11/15/28(d)	236,521
145,000	A+	Series A, 5.000% due 11/15/29(d)	174,971
115,000	A+	Series A, 5.000% due 11/15/30(d)	137,988
915,000	A+	Series C, 5.000% due 11/15/30	1,162,132
		Colorado Health Facilities Authority, Revenue Bonds:
655,000	#Aaa(a)	zero coupon, due 7/15/22	649,066
2,115,000	AA	5.000% due 11/15/36(b)	2,441,302
220,000	A-	2.800% due 5/15/42(b)	230,439
190,000	A3(a)	5.000% due 9/1/46	212,749
640,000	AA	5.000% due 11/15/49(b)	789,626
500,000	BBB+	Series A, 5.000% due 8/1/44	559,270
325,000	BBB+	Series B-2, 5.000% due 8/1/49(b)	373,350
220,000	BBB+	Series D3, 5.000% due 10/1/38(b)	232,914
145,000	A+	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	161,717
		E-470 Public Highway Authority, Revenue Bonds:
60,000	A	zero coupon, due 9/1/35	35,929
85,000	A	zero coupon, due 9/1/37	46,810
110,000	A	zero coupon, due 9/1/38	58,099
140,000	A	Series B, NPFG, zero coupon, due 9/1/20	139,838
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, Prerefunded 4/1/22 @ 100, 4.000% due 4/1/30(c)	1,604,385
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,608,807
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,505,444
210,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(b)	220,813
		Vauxmont Metropolitan District, GO, AGM:
150,000	AA	5.000% due 12/1/21	157,224
125,000	AA	5.000% due 12/15/27	147,543
120,000	AA	5.000% due 12/15/29	140,773
135,000	AA	5.000% due 12/15/31	157,154
285,000	AA	5.000% due 12/1/34	350,248
		Total Colorado	15,024,106
Connecticut - 1.7%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
705,000	NR	Series A, 5.000% due 7/1/25(e)	801,127
410,000	A	Series A, 5.000% due 7/1/34	492,279
2,500,000	AAA	Series A, 1.100% due 7/1/48(b)	2,548,950
385,000	NR	Series A, 5.000% due 7/1/49(e)	432,751
505,000	AA-	Series B, 1.800% due 7/1/49(b)	523,740
65,000	A-	Series S, 5.000% due 7/1/26	75,806
30,000	A-	Series S, 5.000% due 7/1/29	35,656
4,465,000	AAA	Series V1, 0.010% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
90,000	A	Series A, 5.000% due 3/15/26	107,711
375,000	A	Series A, 5.000% due 4/15/26	449,565
150,000	A	Series A, 5.000% due 4/15/30	187,404
170,000	A	Series A, 5.000% due 4/15/34	207,286

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Connecticut - 1.7% - (continued)
$60,000	A	Series A, 5.000% due 4/15/35	$72,833
175,000	A	Series B, 5.000% due 1/15/26	208,708
85,000	A	Series E, 5.000% due 9/15/23	92,631
100,000	A	Series E, 5.000% due 10/15/26	121,191
150,000	A	Series E, 5.000% due 10/15/29	177,936
1,600,000	A	Series F, 5.000% due 9/15/26	1,935,520
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,687,110
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	407,029
		Total Connecticut	15,030,233
Delaware - 0.5%
		Delaware River & Bay Authority, Revenue Bonds:
85,000	A	Series C, 5.000% due 1/1/22	91,322
35,000	A	Series C, 5.000% due 1/1/24	40,262
80,000	A	Series C, 5.000% due 1/1/25	91,569
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(c)	3,749,150
		Total Delaware	3,972,303
District of Columbia - 1.0%
2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	2,319,700
		District of Columbia, Revenue Bonds:
120,000	AAA	Series A, 5.000% due 12/1/36	127,456
195,000	A1(a)	Series A, 5.000% due 6/1/40	195,599
		Metropolitan Washington Airports Authority, Revenue Bonds:
90,000	AA-	Series A, 5.000% due 10/1/21(d)	94,844
50,000	AA-	Series A, 5.000% due 10/1/22(d)	54,434
75,000	AA-	Series A, 5.000% due 10/1/23(d)	84,226
2,625,000	AA-	Series A, 5.000% due 10/1/24(d)	3,030,352
225,000	AA-	Series A, 5.000% due 10/1/25(d)	265,903
115,000	AA-	Series A, 5.000% due 10/1/28(d)	143,645
120,000	AA-	Series A, 5.000% due 10/1/29(d)	148,747
95,000	AA-	Series A, 5.000% due 10/1/30(d)	116,863
205,000	AA-	Series A, 5.000% due 10/1/31(d)	248,622
60,000	AA-	Series A, 5.000% due 10/1/34(d)	70,720
55,000	AA-	Series A, 5.000% due 10/1/36(d)	64,348
195,000	AA-	Series C, 5.000% due 10/1/22(d)	204,773
210,000	AA-	Series C, 5.000% due 10/1/23(d)	220,496
190,000	AA-	Series C, 5.000% due 10/1/24(d)	199,418
255,000	AA-	Series C, 5.000% due 10/1/25(d)	267,467
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 4.000% due 10/1/35	418,556
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	286,649
		Total District of Columbia	8,562,818
Florida - 5.2%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	111,213
215,000	Aa3(a)	5.000% due 7/1/30	249,621
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	99,656
		Citizens Property Insurance Corp., Revenue Bonds:
80,000	A+	Series A1, 5.000% due 6/1/21	83,494
60,000	A+	Series A1, 5.000% due 6/1/22	65,005
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
40,000	AA+	5.000% due 12/1/21	42,882
65,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(c)	69,642
70,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(c)	74,999

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - 5.2% - (continued)
		City of Jacksonville FL, Revenue Bonds:
$115,000	A+	5.000% due 10/1/22	$126,203
155,000	A+	5.000% due 10/1/23	169,082
		City of Tallahassee FL, Revenue Bonds:
35,000	Baa1(a)	5.000% due 12/1/21	36,782
50,000	Baa1(a)	5.000% due 12/1/40	54,028
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	59,079
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A+	5.000% due 10/1/30(d)	71,322
90,000	A+	5.000% due 10/1/31(d)	106,221
120,000	A+	Series A, 5.000% due 10/1/29(d)	137,369
85,000	A+	Series A, 5.000% due 10/1/31(d)	96,385
115,000	A+	Series A, 5.000% due 10/1/32(d)	129,788
1,000,000	A+	Series B, 5.000% due 10/1/29(d)	1,248,420
90,000	A+	Series Q1, 5.000% due 10/1/23	97,763
185,000	A+	County of Clay FL Sales Surtax Revenue, Revenue Bonds, 5.000% due 10/1/25	227,487
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
40,000	AA+	Series A, 5.000% due 9/1/20(d)	40,461
40,000	AA+	Series A, 5.000% due 9/1/21(d)	42,307
50,000	AA+	Series A, 5.000% due 9/1/22(d)	54,964
60,000	AA+	Series A, 5.000% due 9/1/23(d)	68,387
65,000	AA+	Series A, 5.000% due 9/1/24(d)	76,432
65,000	AA+	Series A, 5.000% due 9/1/25(d)	78,578
65,000	AA+	Series A, 5.000% due 9/1/26(d)	80,623
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	138,940
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	199,990
120,000	A+	5.000% due 10/1/29	149,742
215,000	A+	5.000% due 10/1/30	267,690
65,000	A+	Series A, 5.000% due 10/1/25	72,100
210,000	A+	Series B, NPFG, 5.000% due 6/1/20	210,000
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
175,000	A	Series A, 5.000% due 10/1/21(d)	184,011
85,000	A	Series A, 5.000% due 10/1/22(d)	91,882
290,000	A	Series A, 5.000% due 10/1/24(d)	313,064
55,000	A	Series A, 5.000% due 10/1/27(d)	61,910
80,000	A	Series A, 5.000% due 10/1/29(d)	89,556
70,000	A	Series A, 5.000% due 10/1/30	82,116
30,000	A	Series A, 5.000% due 10/1/31	35,010
160,000	A	Series A, 5.000% due 10/1/33(d)	176,598
70,000	A	Series A, 5.000% due 10/1/35(d)	76,929
90,000	A	Series A1, 5.000% due 10/1/22	91,190
1,800,000	A2(a)	Series A1, Prerefunded 10/1/20 @ 100, 5.375% due 10/1/41(c)	1,831,068
105,000	A	Series B, 5.000% due 10/1/20(d)	106,363
65,000	A	Series B, 5.000% due 10/1/24	70,732
295,000	AA	Series B, 5.000% due 10/1/35	298,800
215,000	A	Series B, 5.000% due 10/1/37	238,893
500,000	A	Series B, 5.000% due 10/1/40(d)	569,790
		County of Miami-Dade FL Transit System, Revenue Bonds:
35,000	AA	5.000% due 7/1/21	36,797
50,000	AA	5.000% due 7/1/42	53,808
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	150,104
30,000	A+	Series B, 5.000% due 7/1/28	35,943

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - 5.2% - (continued)
$190,000	A+	Series B, 5.000% due 7/1/30	$227,324
255,000	BBB+	Escambia County Health Facilities Authority, Revenue Bonds, 4.000% due 8/15/45	263,287
650,000	BBB-	Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.000% due 10/1/27	718,243
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	35,311
45,000	A2(a)	5.000% due 10/1/27	54,675
80,000	A1(a)	Series A, 5.000% due 10/1/22	88,818
355,000	A2(a)	Series A, 5.000% due 10/1/26	390,976
55,000	A2(a)	Series A, 5.000% due 10/1/30	66,747
60,000	A2(a)	Series A, 5.000% due 10/1/31	72,937
2,500,000	AA	Florida’s Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,726,075
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A+	Series A, 5.000% due 10/1/28(d)	122,339
60,000	A+	Series A, 5.000% due 10/1/30(d)	72,268
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	5.000% due 6/1/28	40,229
70,000	A-	5.000% due 6/1/35	78,327
		Hillsborough County Port District, Revenue Bonds:
850,000	A(f)	Series B, 5.000% due 6/1/33(d)	1,063,953
185,000	A(f)	Series B, 5.000% due 6/1/38(d)	227,580
		Indian River County District School Board, COP:
75,000	AA-	Series A, 5.000% due 7/1/24	87,273
60,000	AA-	Series A, 5.000% due 7/1/25	71,852
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	248,458
		Lake County School Board, COP:
30,000	AA	Series A, AGM, 5.000% due 6/1/25	35,027
50,000	AA	Series A, AGM, 5.000% due 6/1/26	58,206
15,000	AA	Series A, AGM, 5.000% due 6/1/28	17,436
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A, 5.000% due 4/1/33	654,214
755,000	A+	Series A, 5.000% due 4/1/33(b)	855,249
415,000	A+	Series A, 5.000% due 4/1/35	487,559
60,000	AA	Manatee County School District, Revenue Bonds, AGM-Insured, 5.000% due 10/1/25	72,102
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	52,091
115,000	A	Series A, 5.000% due 7/1/32	132,485
95,000	A	Series A, 5.000% due 7/1/33	108,817
30,000	A	Series A, 5.000% due 7/1/34	34,341
235,000	A	Series A, 5.000% due 7/1/40	235,618
85,000	A	Series A, 5.000% due 7/1/44	93,694
		Mid-Bay Bridge Authority, Revenue Bonds:
105,000	BBB+	Series A, 5.000% due 10/1/27	114,268
145,000	BBB+	Series A, 5.000% due 10/1/28	157,387
80,000	BBB+	Series A, 5.000% due 10/1/29	86,506
70,000	BBB+	Series A, 5.000% due 10/1/30	75,394
		Orange County Health Facilities Authority, Revenue Bonds:
200,000	A+	Series A, 5.000% due 10/1/39	231,344
365,000	A+	Series A, 5.000% due 10/1/42	381,881
150,000	A+	Series B, 5.000% due 10/1/42	156,937
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(c)	126,939
200,000	Aa2(a)	Series C, 5.000% due 8/1/29	242,376

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - 5.2% - (continued)
		Orlando Utilities Commission, Revenue Bonds:
$50,000	AA	Series A, 5.000% due 10/1/23	$57,765
25,000	AA	Series A, 5.000% due 10/1/25	30,919
100,000	AA	Series B, 5.000% due 10/1/20	101,588
60,000	A+	Orlando-Orange County Expressway Authority, Revenue Bonds, 5.000% due 7/1/20	60,231
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(f)	5.000% due 12/1/23	11,600
20,000	WD(f)	5.000% due 12/1/24	24,057
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	60,618
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	40,144
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	47,547
135,000	Aa3(a)	Series A, 5.000% due 8/1/25	165,753
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	888,913
135,000	Aa3(a)	Series B, 5.000% due 8/1/25	165,753
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	364,923
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	291,259
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	193,541
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	845,405
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	382,278
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	133,059
250,000	AA+	Palm Beach County Solid Waste Authority, Revenue Bonds, 5.000% due 10/1/24	265,655
1,400,000	A1(a)	Rib Floater Trust Various States, Revenue Bonds, 0.490% due 10/1/54(b)(e)	1,400,000
		School Board of Miami-Dade County, COP:
570,000	A+	Series A, 5.000% due 5/1/31	689,728
120,000	AA	Series A, AGM, 5.000% due 5/1/27	145,246
220,000	A+	Series B, 5.000% due 8/1/27	273,332
395,000	A+	Series B, 5.000% due 5/1/28	471,756
340,000	A+	Series D, 5.000% due 11/1/24	403,645
355,000	A+	Series D, 5.000% due 11/1/25	422,990
230,000	A+	Series D, 5.000% due 11/1/26	273,274
115,000	A+	Series D, 5.000% due 2/1/29	140,079
190,000	A+	Series D, 5.000% due 2/1/30	229,689
		School District of Broward County, COP:
155,000	A+	Series A, 5.000% due 7/1/21	162,576
145,000	A+	Series A, 5.000% due 7/1/22	157,421
45,000	A+	Series A, 5.000% due 7/1/25	48,680
460,000	A+	Series A, 5.000% due 7/1/26	533,495
265,000	A+	Series A, 5.000% due 7/1/27	314,600
115,000	A+	Series A, 5.000% due 7/1/28	136,212
70,000	A+	Series A, 5.000% due 7/1/32	83,757
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(c)	131,584
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(c)	635,987
60,000	A+	Series B, 5.000% due 7/1/25	71,622
335,000	A+	Series B, 5.000% due 7/1/26	399,159
230,000	A+	Series B, 5.000% due 7/1/27	273,049
390,000	A+	Series B, 5.000% due 7/1/28	461,935
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	68,360
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	58,997
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	138,975
		South Miami Health Facilities Authority, Revenue Bonds:
75,000	AA-	5.000% due 8/15/24	85,891
120,000	AA-	5.000% due 8/15/25	140,431

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - 5.2% - (continued)
		St Lucie County School Board, COP:
$60,000	A	Series A, 5.000% due 7/1/25	$67,768
125,000	A	Series A, 5.000% due 7/1/27	140,939
		State of Florida, GO:
5,995,000	AAA	5.000% due 7/1/32	7,803,512
289,000	AAA	Series C, 5.000% due 6/1/22	302,811
145,000	AAA	Series E, 5.000% due 6/1/24	151,780
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,579,640
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	101,226
70,000	AA+	Series NPFG, 5.500% due 10/1/22	78,529
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A3(a)	4.000% due 10/15/36	160,724
80,000	A3(a)	5.000% due 10/15/44	90,313
150,000	A3(a)	5.000% due 10/15/49	168,533
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	702,090
145,000	AA	Series A, 5.000% due 8/1/32	174,935
		Total Florida	45,504,040
Georgia - 3.4%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	36,103
70,000	AA-	5.000% due 11/1/29	83,813
2,000,000	AA-	5.000% due 11/1/40	2,326,520
205,000	#Aaa(a)	Colquitt County Development Authority, Revenue Bonds, zero coupon, due 12/1/21	204,082
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	47,924
		DeKalb County Hospital Authority, Revenue Bonds:
170,000	WD(f)	Series Prerefunded 9/1/20 @ 100, 6.000% due 9/1/30(c)	172,448
310,000	WD(f)	Series Prerefunded 9/1/20 @ 100, 6.125% due 9/1/40(c)	314,560
		Development Authority of Burke County, Revenue Bonds:
600,000	A-	1.700% due 12/1/49(b)	603,924
830,000	A-	2.925% due 11/1/53(b)	872,272
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	190,748
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa2(a)	Series A, 4.000% due 4/1/48(b)	5,413,100
1,690,000	Aa1(a)	Series B, 4.000% due 8/1/49(b)	1,883,167
840,000	Aa2(a)	Series C, 4.000% due 8/1/48(b)	913,458
195,000	A3(a)	Monroe County Development Authority, Revenue Bonds, 2.350% due 10/1/48(b)	196,899
		Municipal Electric Authority of Georgia, Revenue Bonds:
265,000	A-	Series A, 5.000% due 1/1/21	269,794
160,000	A-	Series A, 5.000% due 1/1/27	186,071
145,000	A-	Series A, 5.000% due 1/1/30	172,444
105,000	A	Series GG, 5.000% due 1/1/24	113,109
35,000	A	Series GG, 5.000% due 1/1/25	37,625
145,000	A	Series GG, 5.000% due 1/1/26	155,446
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	66,465
35,000	AA-	Series S, 5.000% due 10/1/22	38,771
70,000	AA-	Series S, 5.000% due 10/1/24	77,629
40,000	AA-	Series U, 5.000% due 10/1/24	47,703
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,659,650

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Georgia - 3.4% - (continued)
$2,500,000	AAA	Series A, 5.000% due 7/1/32	$3,355,775
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,960,726
		Total Georgia	29,400,226
Hawaii - 0.1%
		City & County of Honolulu HI, GO:
115,000	Aa1(a)	Series D, 5.000% due 9/1/22	127,156
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	113,558
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	627,070
115,000	AA-	State of Hawaii Airports System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/45(d)	128,100
		Total Hawaii	995,884
Idaho - 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
60,000	A2(a)	5.000% due 7/15/20	60,330
90,000	A2(a)	5.000% due 7/15/21	94,598
100,000	A2(a)	5.000% due 7/15/22	109,274
45,000	A2(a)	5.000% due 7/15/23	50,731
35,000	A2(a)	5.000% due 7/15/24	40,744
35,000	A2(a)	5.000% due 7/15/25	41,917
95,000	A2(a)	5.000% due 7/15/27	119,368
75,000	Aa1(a)	Series A, 4.000% due 1/1/50	82,583
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	2,856,381
		Total Idaho	3,455,926
Illinois - 6.9%
		Chicago Board of Education, GO:
185,000	BB-	Series A, 5.000% due 12/1/27	188,881
1,180,000	BB-	Series A, 5.000% due 12/1/30	1,192,532
60,000	BB-	Series A, 5.000% due 12/1/41	57,695
55,000	BB-	Series A, 5.000% due 12/1/42	52,613
45,000	BB-	Series A, NPFG, 5.250% due 12/1/21	47,814
240,000	BB-	Series B, 5.000% due 12/1/28	244,826
100,000	BB-	Series C, 5.000% due 12/1/24	102,382
640,000	BB-	Series C, 5.000% due 12/1/25	654,733
1,465,000	BB-	Series C, 5.000% due 12/1/26	1,495,340
505,000	BB-	Series C, 5.000% due 12/1/27	515,595
45,000	BB-	Series C, 5.250% due 12/1/39	44,173
170,000	BB-	Series C, 5.500% due 12/1/39	170,122
530,000	BB-	Series D, 5.000% due 12/1/46	498,534
30,000	BB-	Series F, 5.000% due 12/1/20	30,313
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Series A, 5.000% due 1/1/29(d)	73,598
100,000	A	Series A, 5.000% due 1/1/30(d)	112,602
70,000	A	Series A, 5.000% due 1/1/31(d)	78,401
190,000	A	Series A, 5.000% due 1/1/32(d)	205,101
30,000	A	Series B, 5.000% due 1/1/22	31,639
95,000	A	Series B, 5.000% due 1/1/24	106,204
		Chicago O’Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(d)	83,307
50,000	A	Series A, 5.000% due 1/1/22	53,071
125,000	A	Series A, 5.000% due 1/1/24(d)	139,419
1,000,000	A	Series A, 5.000% due 1/1/25(d)	1,049,970
270,000	A	Series A, 5.000% due 1/1/29	318,813
200,000	A	Series A, 5.000% due 1/1/48(d)	224,972
200,000	A	Series B, 5.000% due 1/1/22(d)	210,568

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - 6.9% - (continued)
$285,000	A	Series B, 5.000% due 1/1/32	$320,081
120,000	A	Series B, 5.000% due 1/1/53	136,756
65,000	A	Series C, 5.000% due 1/1/22	68,992
80,000	A	Series C, 5.000% due 1/1/23	87,382
45,000	A	Series C, 5.000% due 1/1/24	50,575
65,000	A	Series C, 5.000% due 1/1/25	74,870
60,000	A	Series C, 5.000% due 1/1/26	70,582
70,000	A	Series C, 5.000% due 1/1/33	79,203
80,000	A	Series C, 5.000% due 1/1/34	90,246
420,000	A	Series C, Prerefunded 1/1/21 @ 100, 6.500% due 1/1/41(c)	435,242
60,000	A	Series D, 5.000% due 1/1/27(d)	70,982
15,000	A	Series D, 5.000% due 1/1/28(d)	17,638
85,000	A	Series D, 5.000% due 1/1/31(d)	97,649
45,000	A	Series D, 5.000% due 1/1/33(d)	51,045
		Chicago Transit Authority, Revenue Bonds:
50,000	A+	5.000% due 6/1/22	53,612
45,000	A+	5.000% due 6/1/23	49,760
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	42,354
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	30,076
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	32,651
40,000	AA-	Series B, 5.000% due 12/15/24	43,526
60,000	AA-	Series C, 5.000% due 12/15/25	65,200
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	185,561
		County of Cook IL, GO:
565,000	A+	Series A, 5.250% due 11/15/24	570,796
60,000	A+	Series C, 5.000% due 11/15/22	62,511
145,000	A+	Series C, 5.000% due 11/15/23	150,661
540,000	A+	Series C, 5.000% due 11/15/24	560,018
15,000	AA	Series C, AGM, 5.000% due 11/15/25	16,442
85,000	A+	Series G, 5.000% due 11/15/25	85,607
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	42,977
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	821,582
		Illinois Finance Authority, Revenue Bonds:
90,000	AA-	5.000% due 8/15/23	90,702
40,000	AA+	5.000% due 7/15/25	48,171
60,000	AA+	5.000% due 7/15/26	73,895
75,000	A+	5.000% due 11/15/26	81,004
25,000	Baa1(a)	5.000% due 8/15/27	29,076
70,000	A	5.000% due 5/15/28	81,544
60,000	AA+	5.000% due 7/15/28	76,478
40,000	A	5.000% due 5/15/29	46,418
150,000	AAA	5.000% due 7/1/29	190,005
25,000	A+	5.000% due 11/15/29	26,805
110,000	A3(a)	5.000% due 12/1/29	126,388
145,000	AAA	5.000% due 1/1/30	183,200
330,000	AA-	5.000% due 8/15/30	427,406
190,000	Baa3(a)	5.000% due 9/1/30	207,393
255,000	AAA	5.000% due 7/1/31	319,686
235,000	AA+	5.000% due 9/1/32	252,376

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - 6.9% - (continued)
$175,000	Baa1(a)	5.000% due 8/15/35	$193,795
170,000	A	5.000% due 1/1/36	195,735
870,000	A	5.000% due 1/1/38	1,013,576
315,000	AA+	5.000% due 9/1/38	339,516
2,230,000	A3(a)	5.000% due 12/1/40	2,463,972
465,000	AA+	4.000% due 2/15/41	500,345
100,000	AA+	2.250% due 11/15/42(b)	102,702
95,000	A+	5.000% due 11/15/43	99,655
1,300,000	A	5.000% due 1/1/44	1,490,346
840,000	Baa1(a)	5.000% due 8/15/44	907,351
100,000	A3(a)	5.000% due 12/1/46	109,054
25,000	BBB+	5.000% due 8/1/49	25,569
4,360,000	AA+	5.000% due 7/15/57(b)	4,800,709
10,000	A+	Series A, 5.000% due 11/15/21	10,608
45,000	A	Series A, 5.000% due 5/15/23	47,883
495,000	AA-	Series A, 5.000% due 2/15/24	563,751
95,000	AA-	Series A, 5.000% due 2/15/25	111,104
45,000	AA-	Series A, 5.000% due 2/15/26	53,815
30,000	A	Series A, 5.000% due 11/15/27	34,652
35,000	A	Series A, 5.000% due 11/15/28	40,340
1,000,000	A	Series A, 5.000% due 5/15/29	1,221,210
55,000	A	Series A, 5.000% due 11/15/29	63,267
1,000,000	A	Series A, 5.000% due 5/15/30	1,213,610
75,000	A	Series A, 5.000% due 7/1/30	87,698
1,000,000	A	Series A, 5.000% due 5/15/31	1,206,010
100,000	A	Series A, 5.000% due 11/15/32	113,472
50,000	A	Series A, 5.000% due 7/1/34	57,320
15,000	AA+	Series A, 5.000% due 9/1/34	16,883
60,000	A+	Series A, 5.000% due 11/15/34	66,734
255,000	A	Series A, 5.000% due 7/1/36	290,435
70,000	A	Series A, 5.000% due 11/15/45	77,989
20,000	BBB+	Series A, 5.000% due 8/1/47	20,496
95,000	AA-	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(c)	120,678
85,000	A+	Series B, 5.000% due 11/15/26	99,124
35,000	AA+	Series C, 5.000% due 2/15/22	37,586
40,000	BBB+	Series C, 5.000% due 8/1/22	42,834
15,000	AA+	Series C, 5.000% due 2/15/24	17,078
45,000	BBB+	Series C, 5.000% due 8/1/24	50,667
75,000	AA+	Series C, 5.000% due 2/15/26	89,601
200,000	AA+	Series C, 5.000% due 2/15/28	242,636
135,000	AA+	Series C, 5.000% due 2/15/29	163,026
50,000	AA+	Series C, 5.000% due 2/15/31	59,774
365,000	AA+	Series C, 5.000% due 2/15/32	433,810
145,000	AA+	Series C, 5.000% due 2/15/33	171,407
35,000	AA+	Series C, 3.750% due 2/15/34	37,840
160,000	AA+	Series C, 4.000% due 2/15/36	174,422
65,000	AA+	Series C, 5.000% due 2/15/36	76,022
205,000	AA+	Series C, 5.000% due 2/15/41	237,812
45,000	NR	Series C, Prerefunded 8/15/20 @ 100, 5.000% due 8/15/23(c)	45,428
1,055,000	AA+	Series E, 1.750% due 11/15/42(b)	1,063,018
60,000	AA-	Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(c)	64,191
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(c)	24,373
		Illinois Municipal Electric Agency, Revenue Bonds:
1,000,000	A	Series A, 5.000% due 2/1/22	1,075,510

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - 6.9% - (continued)
$290,000	A	Series A, 5.000% due 2/1/28	$344,488
105,000	A	Series A, 5.000% due 2/1/31	123,634
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	59,376
175,000	AA-	Series D, 5.000% due 1/1/24	200,174
255,000	Aa3(a)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Series B, AMBAC-Insured, zero coupon, due 1/1/22	253,475
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	311,969
55,000	AA	5.000% due 1/1/29	70,525
155,000	Baa2(a)	Lake County Community High School District No 117 Antioch, GO, Series B, NPFG, zero coupon, due 12/1/20	154,324
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM-Insured, zero coupon, due 1/1/24	220,924
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/24	207,522
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	213,723
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	158,141
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	75,519
175,000	AA+	5.000% due 2/1/27	210,179
		Metropolitan Pier & Exposition Authority, Revenue Bonds:
845,000	BBB	5.000% due 6/15/50	811,749
75,000	Baa2(a)	Series A, NPFG, zero coupon, due 6/15/20	74,930
105,000	Baa2(a)	Series A, NPFG, zero coupon, due 6/15/23	96,361
195,000	BBB	Series A, NPFG, zero coupon, due 12/15/23	176,036
4,680,000	BBB	Series A, NPFG, zero coupon, due 6/15/28	3,530,311
115,000	AA	Series B, AGM, zero coupon, due 6/15/47	35,392
		Railsplitter Tobacco Settlement Authority, Revenue Bonds:
310,000	A	5.000% due 6/1/23	343,660
405,000	A	5.000% due 6/1/24	461,858
405,000	WD(f)	Series Prerefunded 6/1/21 @ 100, 5.500% due 6/1/23(c)	426,291
		Regional Transportation Authority, Revenue Bonds:
70,000	AA	Series A, 5.000% due 7/1/20	70,265
70,000	AA	Series A, 5.000% due 7/1/21	73,507
		State of Illinois, GO:
345,000	AA	AGM, 5.000% due 1/1/21	345,628
120,000	BBB-	5.000% due 11/1/20	120,712
80,000	BBB-	5.000% due 3/1/21	80,561
45,000	BBB-	5.000% due 8/1/21	45,489
225,000	BBB-	5.000% due 1/1/22	228,096
145,000	BBB-	5.000% due 3/1/22	147,169
190,000	BBB-	5.000% due 8/1/22	192,867
45,000	BBB-	5.000% due 2/1/23	45,725
220,000	BBB-	5.000% due 4/1/23	223,758
100,000	BBB-	5.000% due 8/1/23	101,896
225,000	BBB-	5.000% due 6/1/25	229,280
65,000	BBB-	5.000% due 2/1/26	65,710
3,005,000	BBB-	5.000% due 6/1/26	3,056,355
270,000	BBB-	5.000% due 2/1/27	273,774
180,000	BBB-	5.000% due 2/1/28	182,327
60,000	BBB-	5.000% due 4/1/28	60,474
25,000	BBB-	5.000% due 5/1/28	25,202
165,000	BBB-	5.000% due 2/1/29	166,665

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - 6.9% - (continued)
$305,000	BBB-	5.250% due 2/1/31	$309,337
70,000	BBB-	5.000% due 5/1/32	70,442
190,000	BBB-	5.000% due 5/1/33	191,199
115,000	BBB-	5.500% due 7/1/38	117,332
65,000	BBB-	Series A, 4.000% due 1/1/23	64,147
105,000	BBB-	Series A, 5.000% due 1/1/33	105,280
365,000	BBB-	Series B, 5.000% due 9/1/21	369,241
360,000	BBB-	Series B, 5.000% due 9/1/22	365,627
365,000	BBB-	Series B, 5.000% due 9/1/23	372,088
365,000	BBB-	Series B, 5.000% due 9/1/24	371,676
1,500,000	BBB-	Series B, 5.000% due 10/1/26	1,526,760
620,000	BBB-	Series D, 5.000% due 11/1/23	632,636
405,000	BBB-	Series D, 5.000% due 11/1/25	413,254
390,000	BBB-	Series D, 5.000% due 11/1/26	397,047
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	123,543
115,000	A-	6.250% due 10/1/38	124,934
		Will County Community Unit School District No 365 Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,946,737
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	153,179
200,000	AA	Will County School District No 86 Joliet, GO, AGM-Insured, zero coupon, due 11/1/21	198,582
		Total Illinois	59,723,843
Indiana - 2.6%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 10/1/24	372,245
340,000	A+	Series A, 5.000% due 10/1/25	413,695
240,000	AA	Series B, AGM, 5.000% due 10/1/20	243,617
160,000	AA	Series B, AGM, 5.000% due 10/1/21	169,602
		City of Whiting IN, Revenue Bonds:
415,000	A-	5.250% due 1/1/21	423,346
360,000	A-	5.000% due 12/1/44(b)(d)	411,646
1,020,000	A-	5.000% due 11/1/45(b)(d)	1,087,014
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	317,259
		Indiana Finance Authority, Revenue Bonds:
30,000	AA-	5.000% due 3/1/22	32,488
90,000	AA-	5.000% due 8/15/25	99,759
30,000	AA-	5.000% due 9/1/25	36,577
30,000	AA-	5.000% due 9/1/26	37,457
15,000	AA-	5.000% due 9/1/29	18,418
400,000	BBB+	1.150% due 5/1/34(b)(d)	400,000
5,000,000	AAA	5.000% due 2/1/35	6,527,900
240,000	AA-	5.000% due 3/1/36	276,542
60,000	AA-	5.000% due 9/1/36	71,576
200,000	BBB+	1.150% due 12/1/37(b)(d)	200,000
535,000	AA	1.650% due 12/1/42(b)	542,982
320,000	AA	2.250% due 12/1/58(b)	331,802
115,000	AA	Series A, 5.250% due 10/1/24	122,408
65,000	AA	Series A, 5.000% due 10/1/25	72,181
70,000	AA	Series A, 5.000% due 10/1/26	83,226
35,000	AA	Series A, 5.000% due 10/1/28	41,490
45,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/23(c)	48,732
30,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/30(c)	32,488
155,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/41(c)	167,856

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Indiana - 2.6% - (continued)
		Indiana Health Facility Financing Authority, Revenue Bonds:
$1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	$1,034,940
7,500,000	AA+	Series E, 0.110% due 11/15/39(b)	7,500,000
295,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	318,936
		Indiana Municipal Power Agency, Revenue Bonds:
20,000	A+	Series A, 5.000% due 1/1/24	21,949
20,000	A+	Series A, 5.000% due 1/1/25	21,945
55,000	A+	Series A, 5.000% due 1/1/26	60,324
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(c)	10,998
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(c)	10,998
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(c)	27,496
515,000	AAA	Indiana University, Revenue Bonds, Series W-1, 5.000% due 8/1/26	614,292
255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(d)	289,728
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 4.000% due 1/15/22	42,208
30,000	AA+	Series B, 5.000% due 7/15/22	32,923
80,000	AA+	Series B, 5.000% due 7/15/23	89,576
120,000	AA+	Series B, 5.000% due 7/15/24	134,264
125,000	AA+	Series B, 5.000% due 7/15/25	139,789
		Total Indiana	22,932,672
Iowa - 1.4%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,361,364
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,900,800
90,000	BBB(f)	Series A, 5.000% due 5/15/43	85,748
105,000	BBB(f)	Series A, 5.000% due 5/15/48	98,829
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	5,888,700
		Total Iowa	12,335,441
Kansas - 0.2%
1,000,000	Aa2(a)	Geary County Unified School District No 475, GO, Series B, 5.000% due 9/1/20	1,011,930
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
130,000	A	Series A, 5.000% due 9/1/24	143,246
30,000	A	Series A, 5.000% due 9/1/30	36,066
35,000	A	Series A, 5.000% due 9/1/32	41,696
30,000	A	Series B, 5.000% due 9/1/23	33,071
45,000	A	Series B, 5.000% due 9/1/24	49,585
		Total Kansas	1,315,594
Kentucky - 1.8%
		City of Ashland KY, Revenue Bonds:
50,000	BBB-	5.000% due 2/1/28	59,485
65,000	BBB-	5.000% due 2/1/32	77,168
		City of Pikeville KY, Revenue Bonds:
595,000	Baa2(a)	6.000% due 3/1/22	616,807
185,000	Baa2(a)	Series Prerefunded 3/1/21 @ 100, 6.000% due 3/1/22(c)	192,877
		County of Carroll KY, Revenue Bonds:
1,250,000	A	1.200% due 2/1/32(b)(d)	1,241,888
280,000	A	1.750% due 10/1/34(b)(d)	274,711
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	29,267
15,000	A1(a)	5.000% due 1/1/26	17,982
45,000	A1(a)	5.000% due 1/1/29	53,113
50,000	A1(a)	5.000% due 1/1/30	58,744

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Kentucky - 1.8% - (continued)
$1,530,000	A2(a)	Kentucky Bond Development Corp., Revenue Bonds, Series A, 5.000% due 9/1/24	$1,763,050
		Kentucky Economic Development Finance Authority, Revenue Bonds:
45,000	AA	AGM, 5.000% due 12/1/47	47,012
50,000	Baa3(a)	Series B, 5.000% due 6/1/25	54,751
55,000	Baa3(a)	Series B, 5.000% due 6/1/26	59,833
55,000	Baa3(a)	Series B, 5.000% due 6/1/27	59,673
60,000	Baa3(a)	Series B, 5.000% due 6/1/28	64,790
65,000	Baa3(a)	Series B, 5.000% due 6/1/29	69,928
65,000	Baa3(a)	Series B, 5.000% due 6/1/30	69,592
5,000,000	A1(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,350,300
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	189,422
145,000	A-	5.000% due 5/1/28	174,326
15,000	A-	5.000% due 5/1/29	17,827
40,000	AA	5.000% due 5/1/31	48,029
110,000	A-	Series A, 5.000% due 10/1/27	120,102
165,000	A-	Series A, 5.000% due 2/1/29	188,008
170,000	A-	Series A, 5.000% due 2/1/30	191,935
65,000	A-	Series A, 5.000% due 2/1/32	73,137
80,000	A-	Series A, 5.000% due 2/1/33	89,865
325,000	A-	Series B, 5.000% due 11/1/26	382,931
1,445,000	A-	Series B, 5.000% due 11/1/27	1,692,110
55,000	A1(a)	Series D, 5.000% due 5/1/21	56,996
35,000	A1(a)	Series D, 5.000% due 5/1/26	40,874
30,000	A1(a)	Series D, 5.000% due 5/1/27	35,565
30,000	A1(a)	Series D, 5.000% due 5/1/28	35,357
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	240,646
525,000	A	Series A, 5.000% due 10/1/29	614,471
95,000	A	Series A, 5.000% due 10/1/32	109,172
70,000	A	Series A, 5.500% due 10/1/33	76,988
185,000	A	Series A, 5.750% due 10/1/38	203,352
100,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/28(c)	109,058
335,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/29(c)	365,344
355,000	A+	University of Louisville, Revenue Bonds, Series C, 3.000% due 9/1/21	366,381
		Total Kentucky	15,582,867
Louisiana - 0.5%
		Calcasieu Parish Memorial Hospital Service District, Revenue Bonds:
100,000	BB+	5.000% due 12/1/25	115,233
100,000	BB+	5.000% due 12/1/26	116,477
100,000	BB+	5.000% due 12/1/27	118,288
100,000	BB+	5.000% due 12/1/28	119,092
90,000	AA-	City of New Orleans LA, GO, 5.000% due 12/1/20	92,123
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,860,330
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A	Series A, 5.000% due 12/15/22	43,653
85,000	A	Series A, 5.000% due 12/15/23	95,538
60,000	A2(a)	Louisiana Stadium & Exposition District, Revenue Bonds, Series A, 5.000% due 7/1/24	61,825
		New Orleans Aviation Board, Revenue Bonds:
70,000	A	Series B, 5.000% due 1/1/24(d)	78,828
85,000	A	Series B, 5.000% due 1/1/25(d)	98,275
65,000	A	Series B, 5.000% due 1/1/27(d)	74,467

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Louisiana - 0.5% - (continued)
10,000	A	Series B, 5.000% due 1/1/29(d)	11,882
$20,000	A	Series B, 5.000% due 1/1/31(d)	$23,493
20,000	A	Series B, 5.000% due 1/1/36(d)	23,001
15,000	A	Series B, 5.000% due 1/1/37(d)	17,200
20,000	A	Series D2, 5.000% due 1/1/26(d)	23,621
15,000	A	Series D2, 5.000% due 1/1/29(d)	17,824
20,000	A	Series D2, 5.000% due 1/1/30(d)	23,626
45,000	A	Series D2, 5.000% due 1/1/32(d)	52,563
35,000	A	Series D2, 5.000% due 1/1/35(d)	40,394
15,000	A	Series D2, 5.000% due 1/1/38(d)	17,156
		Parish of St John the Baptist LA, Revenue Bonds:
565,000	BBB-	2.000% due 6/1/37(b)	531,128
270,000	BBB-	2.100% due 6/1/37(b)	247,220
600,000	BBB-	2.200% due 6/1/37(b)	525,822
		Total Louisiana	4,429,059
Maine - 0.4%
		Maine Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB	5.000% due 7/1/43	159,755
60,000	BBB	Series A, 4.000% due 7/1/41	59,203
25,000	BBB	Series A, 5.000% due 7/1/41	26,386
80,000	BBB	Series A, 4.000% due 7/1/46	77,236
15,000	BBB	Series A, 5.000% due 7/1/46	15,662
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,676,875
		Maine Turnpike Authority, Revenue Bonds:
65,000	AA-	5.000% due 7/1/25	79,027
60,000	AA-	5.000% due 7/1/27	72,448
		Total Maine	3,166,592
Maryland - 3.9%
		City of Baltimore MD, Revenue Bonds:
105,000	AA	Series C, 5.000% due 7/1/28	132,201
195,000	AA	Series C, 5.000% due 7/1/31	241,244
200,000	AA	Series C, 5.000% due 7/1/33	244,776
170,000	AA-	Series D, 5.000% due 7/1/33	206,868
4,325,000	AAA	County of Harford MD, GO, Series B, 5.000% due 7/1/26	5,475,666
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	3,282,150
		County of Prince George’s MD, GO:
3,595,000	AAA	Series A, 5.000% due 7/15/22	3,962,157
5,805,000	AAA	Series A, 5.000% due 7/15/29	7,738,936
2,065,000	AAA	Series C, 4.000% due 8/1/26	2,284,551
		Maryland Community Development Administration, Revenue Bonds:
400,000	Aa1(a)	Series B, 4.000% due 9/1/49	440,916
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	412,467
315,000	Aa1(a)	Series C, 3.500% due 3/1/50	340,871
		Maryland Economic Development Corp., Revenue Bonds:
45,000	Baa3(a)	Series A, 5.000% due 6/1/23	47,383
45,000	Baa3(a)	Series A, 5.000% due 6/1/24	47,968
45,000	Baa3(a)	Series A, 5.000% due 6/1/25	48,451
60,000	Baa3(a)	Series A, 5.000% due 6/1/26	64,902
40,000	Baa3(a)	Series A, 5.000% due 6/1/27	43,259
30,000	Baa3(a)	Series A, 5.000% due 6/1/31	31,851
30,000	Baa3(a)	Series A, 5.000% due 6/1/32	31,507
35,000	BB	Series D, 5.000% due 3/31/30(d)	34,464
65,000	BB	Series D, 5.000% due 3/31/51(d)	63,009

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Maryland - 3.9% - (continued)
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
$30,000	BBB	5.000% due 7/1/27	$34,793
40,000	BBB	5.000% due 7/1/28	46,057
65,000	BBB	5.000% due 7/1/29	74,587
30,000	BBB	5.000% due 7/1/31	33,837
35,000	A	Series A, 5.000% due 7/1/24	37,720
30,000	A	Series A, 5.000% due 7/1/25	32,270
65,000	BBB+	Series A, 5.000% due 7/1/33	72,544
50,000	BBB+	Series A, 5.000% due 7/1/34	55,673
20,000	BBB+	Series A, 5.000% due 7/1/35	22,195
50,000	BBB+	Series A, 5.000% due 7/1/36	55,313
155,000	BBB+	Series A, 4.000% due 7/1/42	160,551
70,000	WD(f)	Series Prerefunded 7/1/20 @ 100, 5.625% due 7/1/30(c)	70,297
225,000	WD(f)	Series Prerefunded 7/1/20 @ 100, 5.750% due 7/1/38(c)	225,976
		State of Maryland, GO:
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,708,180
1,500,000	AAA	Series C, 5.000% due 8/1/20	1,512,015
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,335,280
		Total Maryland	33,652,885
Massachusetts - 1.5%
		Commonwealth of Massachusetts, GO:
400,000	AA	Series B, 5.250% due 8/1/20	403,356
90,000	AA	Series B, 5.000% due 7/1/22	98,950
520,000	AA	Series C, 5.000% due 4/1/23	589,550
45,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/45	51,847
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	50,694
115,000	AA-	5.000% due 7/1/24	133,819
50,000	A	5.000% due 7/1/30	61,669
235,000	A	5.000% due 7/1/31	287,452
500,000	Baa2(a)	5.000% due 7/1/34	546,990
65,000	AAA	Series A, 5.000% due 7/15/22	71,697
145,000	NR	Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(c)(e)	167,260
140,000	BBB	Series D, 5.000% due 7/1/44	149,654
500,000	AA+	Series N, 1.450% due 7/1/41(b)	502,520
5,000,000	WR(a)	Series Prerefunded 9/1/20 @ 100, 5.000% due 9/1/45(c)	5,059,900
105,000	AA-	Series S, 5.000% due 7/1/30	128,907
585,000	A+	Series S-1, 5.000% due 10/1/24	677,208
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	388,459
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,297,191
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, 4.000% due 11/1/43	2,602,000
		Total Massachusetts	13,269,123
Michigan - 1.5%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 1.560% (3-Month USD-LIBOR) due 7/1/32(b)	156,472
85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	92,328
155,000	AA	Detroit Downtown Development Authority, Series A, AGM-Insured, 5.000% due 7/1/37	176,289
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	51,146
55,000	AA	5.000% due 5/1/29	69,561
100,000	AA	5.000% due 5/1/30	122,152
145,000	AA	5.000% due 5/1/31	176,564

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Michigan - 1.5% - (continued)
$20,000	AA	5.000% due 5/1/32	$24,315
90,000	AA	5.000% due 5/1/33	109,190
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	118,012
75,000	A2(a)	5.000% due 5/15/28	88,243
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	110,193
		Kent Hospital Finance Authority, Revenue Bonds:
30,000	AA	Series A, 5.000% due 11/15/20	30,578
20,000	AA	Series A, 5.000% due 11/15/21	21,220
		Michigan Finance Authority, Revenue Bonds:
310,000	AA	AGM, 5.000% due 7/1/22	340,076
1,250,000	Aa3(a)	5.000% due 11/1/23	1,439,450
45,000	AA-	5.000% due 12/1/23	51,102
750,000	Aa3(a)	5.000% due 11/1/24	894,000
50,000	AA-	5.000% due 12/1/24	58,402
85,000	AA-	5.000% due 12/1/25	101,657
40,000	AA-	5.000% due 12/1/26	48,832
10,000	AA-	5.000% due 7/1/27	11,694
35,000	AA-	5.000% due 12/1/27	43,579
160,000	A+	5.000% due 8/15/28	176,803
60,000	AA-	5.000% due 12/1/28	73,443
30,000	AA-	5.000% due 7/1/29	34,875
60,000	A+	5.000% due 8/15/29	66,148
35,000	AA-	5.000% due 7/1/31	40,062
30,000	AA-	5.000% due 7/1/32	34,324
315,000	A	5.000% due 11/15/32	365,060
25,000	AA-	5.000% due 7/1/33	28,590
205,000	A+	5.000% due 11/15/36	216,927
45,000	A+	5.000% due 11/15/42	47,326
735,000	AA-	5.000% due 12/1/44(b)	871,210
45,000	WR(a)	Series A, 5.000% due 6/1/21	47,095
190,000	A	Series A, 5.000% due 11/15/48	218,441
165,000	AA-	Series A, 4.000% due 12/1/49	178,302
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(c)	71,092
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(c)	152,975
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	604,266
80,000	AA-	Series I, 5.000% due 4/15/35	97,496
		Michigan State Hospital Finance Authority, Revenue Bonds:
700,000	AA-	Series C, 5.000% due 12/1/20	715,232
45,000	AA-	Series C, 5.000% due 12/1/24	52,562
40,000	AA-	Series C, 5.000% due 12/1/25	47,838
60,000	AA-	Series C, 5.000% due 12/1/26	73,249
40,000	AA-	Series C, 5.000% due 12/1/27	49,804
60,000	AA-	Series C, 5.000% due 12/1/28	73,443
180,000	AA+	Series C, 2.400% due 11/15/47(b)	187,605
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	800,546
		Michigan Strategic Fund, Revenue Bonds:
290,000	A	1.450% due 8/1/29(b)	291,757
35,000	A	1.450% due 9/1/30(b)	35,212
500,000	A	1.800% due 10/1/49(b)(d)	518,320
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	42,956
90,000	AA-	5.000% due 11/1/29	109,534

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Michigan - 1.5% - (continued)
		Royal Oak Hospital Finance Authority, Revenue Bonds:
$30,000	A+	5.000% due 9/1/22	$32,612
60,000	A+	5.000% due 9/1/24	68,302
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	120,066
280,000	AA+	State of Michigan Trunk Line Revenue, Revenue Bonds, AGM-Insured, 5.500% due 11/1/20	285,933
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	154,510
140,000	AA	5.000% due 5/1/31	165,627
145,000	AA	5.000% due 5/1/32	170,617
		Wayne County Airport Authority, Revenue Bonds:
5,000	A	Series A, 5.000% due 12/1/29	5,969
10,000	A	Series A, 5.000% due 12/1/30	11,840
10,000	A	Series A, 5.000% due 12/1/31	11,744
15,000	A	Series A, 5.000% due 12/1/36	17,240
620,000	A	Series B, 5.000% due 12/1/29(d)	727,018
15,000	A	Series B, 5.000% due 12/1/30(d)	17,457
15,000	A	Series B, 5.000% due 12/1/31(d)	17,338
10,000	A	Series B, 5.000% due 12/1/33(d)	11,434
25,000	A	Series B, 5.000% due 12/1/36(d)	28,281
60,000	A	Series C, 5.000% due 12/1/22	65,061
65,000	A	Series C, 5.000% due 12/1/23	72,461
70,000	A	Series C, 5.000% due 12/1/24	79,978
70,000	A	Series C, 5.000% due 12/1/25	81,573
45,000	A	Series C, 5.000% due 12/1/26	53,613
45,000	A	Series C, 5.000% due 12/1/27	54,504
		Total Michigan	12,910,726
Minnesota - 2.0%
60,000	Baa1(a)	City of Maple Grove MN, Revenue Bonds, 5.000% due 9/1/26	68,476
40,000	WD(f)	Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds, Series Prerefunded 11/15/25 @ 100, 5.000% due 11/15/40(c)	49,817
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,597,475
800,000	A1(a)	Rib Floater Trust Various States, Revenue Bonds, 0.490% due 11/1/58(b)(e)@	800,000
		State of Minnesota, GO:
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,341,440
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,397,100
4,835,000	AAA	Series B, 5.000% due 8/1/27	6,301,407
		Total Minnesota	17,555,715
Mississippi - 0.7%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
225,000	A2(a)	5.000% due 1/1/30	283,990
435,000	A2(a)	5.000% due 1/1/34	532,331
170,000	A+	5.000% due 10/1/40(b)	205,078
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	204,888
1,250,000	AA	Series A, 5.000% due 10/1/34	1,569,013
3,000,000	A+	State of Mississippi, Revenue Bonds, Series A, 5.000% due 10/15/34	3,449,160
		Total Mississippi	6,244,460
Missouri - 0.5%
		Cape Girardeau County Industrial Development Authority, Revenue Bonds:
30,000	BBB-	Series A, 5.000% due 3/1/27	33,875
35,000	BBB-	Series A, 5.000% due 3/1/36	37,238
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	35,626

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Missouri - 0.5% - (continued)
$30,000	A+	5.000% due 5/15/30	$35,461
30,000	A+	5.000% due 5/15/31	35,204
85,000	A+	5.000% due 5/15/36	97,883
20,000	AA-	Series B, 4.000% due 2/1/40	21,614
70,000	AA-	Series B, 5.000% due 2/1/30	83,709
80,000	AA-	Series B, 5.000% due 2/1/32	94,746
65,000	AA-	Series B, 5.000% due 2/1/36	75,748
105,000	AA-	Series B, 5.000% due 2/1/45	120,327
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	3,087,475
5,000	A	Missouri Development Finance Board, Revenue Bonds, Series A, 6.000% due 6/1/20	5,000
85,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	94,011
100,000	BB+(f)	St Louis County Industrial Development Authority, Revenue Bonds, 5.125% due 9/1/48	89,397
		Total Missouri	3,947,314
Montana - 0.1%
		Montana Board of Housing, Revenue Bonds:
105,000	AA+	Series A-1, 4.000% due 12/1/47(d)	111,194
40,000	AA+	Series B, 4.000% due 6/1/50	44,944
		Montana Facility Finance Authority, Revenue Bonds:
35,000	A+(f)	5.000% due 2/15/21	36,144
40,000	A+(f)	5.000% due 2/15/22	43,091
60,000	A+(f)	5.000% due 2/15/23	66,219
60,000	A+(f)	5.000% due 2/15/24	68,310
60,000	A+(f)	5.000% due 2/15/25	70,231
90,000	A+(f)	5.000% due 2/15/26	107,521
		Total Montana	547,654
Nebraska - 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
230,000	AA+	Series B, 4.000% due 9/1/49(d)	250,498
265,000	AA+	Series E, 3.750% due 9/1/49(d)	285,455
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	139,208
125,000	A+	Series B, 5.000% due 1/1/34	149,261
155,000	A+	Series B, 5.000% due 1/1/36	184,016
		Total Nebraska	1,008,438
Nevada - 0.8%
		City of Carson City NV, Revenue Bonds:
20,000	A-	5.000% due 9/1/24	22,283
15,000	A-	5.000% due 9/1/28	16,967
20,000	A-	5.000% due 9/1/30	22,392
20,000	A-	5.000% due 9/1/32	21,993
20,000	A-	5.000% due 9/1/34	21,694
		Clark County School District, GO:
75,000	A+	Series A, 5.000% due 6/15/21	78,363
65,000	A+	Series A, 5.000% due 6/15/23	73,031
170,000	A+	Series A, 5.000% due 6/15/25	201,781
1,000,000	A+	Series C, 5.000% due 6/15/23	1,123,550
280,000	A+	County of Clark Department of Aviation, Revenue Bonds, Series C, 5.000% due 7/1/21(d)	290,307
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,788,605
1,300,000	A+	County of Washoe NV, Revenue Bonds, 2.050% due 3/1/36(b)(d)	1,321,567
		Las Vegas Valley Water District, GO:
85,000	AA+	Series A, 5.000% due 6/1/32	103,478
145,000	AA+	Series A, 5.000% due 6/1/33	175,775
155,000	AA+	Series A, 5.000% due 6/1/34	187,003

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Nevada - 0.8% - (continued)
$30,000	AA+	Series B, 5.000% due 6/1/22	$32,829
60,000	AA+	Series B, 5.000% due 6/1/23	65,532
60,000	AA+	Series B, 5.000% due 6/1/24	65,406
30,000	AA+	Series B, 5.000% due 6/1/25	32,653
130,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	143,638
		State of Nevada, GO:
40,000	AA+	5.000% due 8/1/21	42,265
80,000	AA+	5.000% due 3/1/25	90,139
		Total Nevada	6,921,251
New Hampshire - 0.5%
1,535,000	BBB+	City of Manchester NH General Airport Revenue, Revenue Bonds, Series A, 5.000% due 1/1/21	1,575,724
		New Hampshire Business Finance Authority, Revenue Bonds:
740,000	A-	2.150% due 7/1/27(b)(d)	744,884
542,632	BBB	4.125% due 1/20/34	555,352
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	BBB+	4.000% due 7/1/22	42,110
40,000	AA-	5.000% due 7/1/24	46,546
35,000	BBB+	5.000% due 7/1/26	37,147
135,000	A-	5.000% due 10/1/26	162,115
145,000	A-	5.000% due 10/1/27	163,669
60,000	A-	5.000% due 10/1/28	67,309
70,000	AA-	5.000% due 7/1/30	85,938
65,000	A	5.000% due 8/1/30	77,046
210,000	A-	5.000% due 10/1/30	232,153
25,000	A-	4.000% due 10/1/38	26,153
70,000	A2(a)	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/43(c)	77,652
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/22	70,157
65,000	AA-	Series B, 5.000% due 2/1/23	69,974
50,000	AA-	Series B, 5.000% due 2/1/24	53,808
		Total New Hampshire	4,087,737
New Jersey - 2.3%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	67,128
30,000	BBB+	5.000% due 2/15/25	33,259
		City of Bayonne NJ, GO:
45,000	AA	5.000% due 7/1/31	54,307
30,000	AA	5.000% due 7/1/32	36,147
30,000	AA	5.000% due 7/1/33	36,088
		New Jersey Economic Development Authority, Revenue Bonds:
30,000	AA	AGM, 5.000% due 6/1/25	35,208
40,000	AA	AGM, 5.000% due 6/1/27	48,971
60,000	AA	AGM, 5.000% due 6/1/28	73,205
45,000	AA	AGM, 5.000% due 6/1/29	54,658
40,000	BBB+	5.000% due 3/1/25	41,514
850,000	BBB+	5.000% due 11/1/34	898,875
100,000	NR	5.000% due 10/1/39(e)	78,003
100,000	NR	5.000% due 1/1/40(e)	77,523
1,000,000	BBB+	Series EEE, 5.000% due 6/15/30	1,083,340
220,000	BBB+	Series II, 5.000% due 3/1/21	227,931
270,000	BBB+	Series NN, 5.000% due 3/1/23	280,622
370,000	BBB+	Series NN, 5.000% due 3/1/24	384,375
580,000	BBB+	Series XX, 5.000% due 6/15/26	615,316

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New Jersey - 2.3% - (continued)
$55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	$62,123
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
10,000	BBB	5.000% due 7/1/21	10,414
25,000	BBB	5.000% due 7/1/22	26,963
90,000	BBB	5.000% due 7/1/23	100,222
25,000	BBB	5.000% due 7/1/24	28,658
25,000	BBB	5.000% due 7/1/25	29,262
10,000	BBB	5.000% due 7/1/26	11,946
15,000	BBB	5.000% due 7/1/27	17,844
75,000	BBB	5.000% due 7/1/28	88,470
250,000	BBB-	5.000% due 7/1/41	273,747
620,000	AA-	5.000% due 7/1/42(b)	719,758
625,000	AA-	5.000% due 7/1/45(b)	739,475
15,000	AA	Series A, 5.000% due 7/1/28	18,223
45,000	AA	Series A, 5.000% due 7/1/33	53,248
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	180,492
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	129,537
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	75,089
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	147,386
40,000	AA	Series 1A, 5.000% due 12/1/22(d)	43,282
100,000	AA	Series 1A, 5.000% due 12/1/24(d)	113,789
40,000	AA	Series 1B, 5.000% due 12/1/21(d)	42,233
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
5,000,000	A+	5.000% due 6/15/24	5,404,700
435,000	A+	5.000% due 6/15/27	474,629
1,320,000	BBB+	5.000% due 12/15/28	1,437,691
100,000	BBB+	4.000% due 12/15/39	92,853
200,000	BBB+	5.000% due 12/15/39	208,134
870,000	BBB+	Series A, zero coupon, due 12/15/27	642,652
195,000	BBB+	Series A, zero coupon, due 12/15/28	136,917
220,000	BBB+	Series A, 5.000% due 12/15/33	232,740
2,000,000	BBB+	Series A, 5.000% due 12/15/34	2,104,980
215,000	BBB+	Series AA, 5.000% due 6/15/23	221,272
345,000	BBB+	Series AA, 5.000% due 6/15/24	354,915
360,000	BBB+	Series AA, 5.000% due 6/15/25	379,199
215,000	BBB+	Series AA, 5.000% due 6/15/26	225,679
145,000	BBB+	Series AA, 5.000% due 6/15/29	148,444
		New Jersey Turnpike Authority, Revenue Bonds:
60,000	A+	Series C1, 0.599% (1-Month USD-LIBOR) due 1/1/21(b)	59,704
555,000	A+	Series C5, 0.719% (1-Month USD-LIBOR) due 1/1/28(b)	552,647
		Total New Jersey	19,715,787
New Mexico - 0.3%
2,000,000	AAA	City of Albuquerque NM, GO, Series A, 5.000% due 7/1/20	2,007,820
		City of Santa Fe NM, Revenue Bonds:
10,000	BB+(f)	2.250% due 5/15/24	9,112
20,000	BB+(f)	2.625% due 5/15/25	18,119
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	573,765
185,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	201,656
		Total New Mexico	2,810,472
New York - 8.8%
		City of New York NY, GO:
190,000	AA	Series A, 5.000% due 8/1/22	209,146

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New York - 8.8% - (continued)
$2,035,000	AA	Series B1, 5.000% due 12/1/38	$2,434,104
90,000	AA	Series C, 5.000% due 8/1/27	105,778
5,000,000	AA	Series D1, 5.000% due 12/1/34	6,222,400
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,198,450
2,825,000	AA+	Series F4, 0.140% due 6/1/44(b)	2,825,000
2,000,000	AA	Series H, 5.000% due 1/1/36	2,481,340
90,000	AA	Series J, 5.000% due 8/1/22	99,069
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,413,719
		Dutchess County Local Development Corp., Revenue Bonds:
30,000	AA	Series A, AGM, 5.000% due 7/1/20	30,111
30,000	A-	Series A, Prerefunded 7/1/20 @ 100, 5.750% due 7/1/40(c)	30,130
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	A+	Series A, 5.000% due 2/15/32	139,170
215,000	A+	Series A, 5.000% due 2/15/35	256,342
		Long Island Power Authority, Revenue Bonds:
60,000	A	Series B, 5.000% due 9/1/22	65,801
45,000	A	Series B, 5.000% due 9/1/23	51,088
40,000	A	Series B, 5.000% due 9/1/24	46,852
1,020,000	A	Series B, 1.650% due 9/1/49(b)	1,018,684
		Metropolitan Transportation Authority, Revenue Bonds:
685,000	A-	5.000% due 11/15/25	729,292
245,000	A-	5.000% due 11/15/29	263,277
300,000	A-	5.000% due 11/15/31	326,220
125,000	A-	Series A1, 5.000% due 11/15/35	130,221
145,000	A-	Series A1, 5.000% due 11/15/36	150,727
770,000	A-	Series A1, 5.000% due 11/15/45(b)	773,665
1,275,000	A-	Series B, 5.000% due 11/15/25	1,357,442
270,000	A-	Series B, 5.000% due 11/15/30	288,700
290,000	A-	Series C1, 5.000% due 11/15/27	310,602
685,000	A-	Series C1, 5.000% due 11/15/28	726,168
1,000,000	SP-1	Series C2, 5.000% due 9/1/21	1,017,230
290,000	A-	Series C2, zero coupon, due 11/15/33	170,903
415,000	A-	Series D1, 5.000% due 11/15/30	435,563
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A2(a)	Series A, 5.000% due 11/15/51	386,273
860,000	A2(a)	Series A, 5.000% due 11/15/56	940,281
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,780,090
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,500,000	AAA	4.000% due 11/1/40	2,858,600
2,500,000	AAA	0.070% due 8/1/45(b)	2,500,000
160,000	AAA	Series A, 5.000% due 11/1/21	170,648
145,000	AAA	Series B, 4.000% due 2/1/21	148,595
100,000	AAA	Series B, 5.000% due 2/1/21	103,142
275,000	AAA	Series C2, 5.000% due 5/1/32	345,780
		New York City Water & Sewer System, Revenue Bonds:
1,725,000	AA+	5.000% due 6/15/23	1,972,796
4,285,000	AA+	0.070% due 6/15/50(b)	4,285,000
5,000,000	AA+	Series AA, 5.000% due 6/15/32	5,220,400
		New York State Dormitory Authority, Revenue Bonds:
385,000	AA	5.000% due 5/15/23	416,181
2,000,000	AA-	2.000% due 7/1/33	2,015,980
750,000	A-	5.000% due 5/1/48(b)	839,346
30,000	A-	Series A, 5.000% due 7/1/23	32,948

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New York - 8.8% - (continued)
$70,000	A-	Series A, 5.000% due 7/1/25	$80,161
4,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	4,995,960
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,745,357
60,000	AA+	New York State Thruway Authority Highway & Bridge Trust Fund, Revenue Bonds, Series A1, 5.000% due 4/1/21	62,404
		New York State Urban Development Corp., Revenue Bonds:
285,000	AA+	Series A, 5.000% due 3/15/22	298,720
80,000	AA+	Series A, 5.000% due 3/15/32	97,824
		New York Transportation Development Corp., Revenue Bonds:
245,000	Baa3(a)	5.000% due 7/1/41(d)	256,909
395,000	Baa3(a)	5.250% due 1/1/50(d)	415,248
630,000	AA	Oneida County Local Development Corp., Revenue Bonds, AGM-Insured, 5.000% due 12/1/25	717,438
5,000,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 207, 5.000% due 9/15/24(d)	5,781,100
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, 4.000% due 10/15/32	441,148
3,775,000	AA+	State of New York, GO, Series A, Prerefunded 2/15/21 @ 100, 5.000% due 2/15/41(c)	3,903,539
90,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 211, 3.500% due 10/1/32(d)	96,527
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
4,000,000	AA-	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(c)	4,304,800
85,000	AA-	Series B, 5.000% due 11/15/23	97,264
115,000	AA-	Series B, 5.000% due 11/15/24	131,465
		Total New York	76,749,118
North Carolina - 1.4%
		County of New Hanover NC, Revenue Bonds:
25,000	A+	5.000% due 10/1/27	30,667
205,000	A+	5.000% due 10/1/47	236,137
100,000	BBB	Nash Health Care Systems, Revenue Bonds, 5.000% due 11/1/41	103,550
		North Carolina Medical Care Commission, Revenue Bonds:
115,000	A	5.000% due 6/1/22	115,370
655,000	A	2.200% due 12/1/48(b)	664,340
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(d)	130,274
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	356,766
290,000	AA	5.000% due 3/1/23	325,737
10,000,000	AAA	University of North Carolina at Chapel Hill, Revenue Bonds, Series B, 0.598% (1-Month USD-LIBOR) due 12/1/34(b)	9,912,100
		Total North Carolina	11,874,941
Ohio - 0.9%
1,605,000	Baa2(a)	Akron Bath Copley Joint Township Hospital District, Revenue Bonds, 5.250% due 11/15/46	1,738,745
		American Municipal Power, Inc., Revenue Bonds:
45,000	A	5.000% due 2/15/21	46,490
60,000	A	5.000% due 2/15/22	64,785
40,000	A	5.000% due 2/15/42	42,524
800,000	A	Series A, 2.300% due 2/15/38(b)	802,800
65,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	70,196
60,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(c)	64,796
		City of Cleveland OH Airport System Revenue, Revenue Bonds:
30,000	AA	Series A, AGM, 5.000% due 1/1/26	34,555
45,000	AA	Series A, AGM, 5.000% due 1/1/28	51,554
65,000	AA	Series A, AGM, 5.000% due 1/1/29	74,251
60,000	AA	Series A, AGM, 5.000% due 1/1/30	68,312
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(c)	37,655
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(c)	48,414

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Ohio - 0.9% - (continued)
$55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	$67,492
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	159,721
125,000	A+	5.000% due 12/1/30	158,269
80,000	A+	Series B, 5.000% due 8/1/47(b)	86,437
		County of Fairfield OH, Revenue Bonds:
70,000	Ba2(a)	5.000% due 6/15/25	76,639
75,000	Ba2(a)	5.000% due 6/15/26	81,683
80,000	Ba2(a)	5.000% due 6/15/27	86,810
85,000	Ba2(a)	5.000% due 6/15/28	91,955
		County of Franklin OH, Revenue Bonds:
60,000	Aa2(a)	5.000% due 11/1/25	72,812
60,000	Aa2(a)	5.000% due 11/1/26	74,443
140,000	A-	County of Hamilton OH, Revenue Bonds, 5.250% due 6/1/26	149,323
65,000	Baa1(a)	County of Lake OH, Revenue Bonds, 5.000% due 8/15/27	75,246
135,000	BBB	County of Lucas OH, Revenue Bonds, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(c)	147,041
170,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/27	179,544
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	515,607
		County of Wood OH, Revenue Bonds:
20,000	Ba3(a)	5.000% due 12/1/32	20,444
25,000	Ba3(a)	5.000% due 12/1/42	25,113
60,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	67,480
335,000	A+	Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Series A2, zero coupon, due 2/15/42	188,669
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 0.140% due 12/1/36(b)	2,000,000
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	93,271
145,000	AA	5.000% due 1/1/29	183,740
100,000	BBB+	1.100% due 11/1/35(b)	100,000
90,000	A	4.000% due 1/15/50	95,006
		Total Ohio	7,941,822
Oklahoma - 0.2%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	699,205
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	40,938
45,000	AA-	Series A, 5.000% due 6/1/28	52,545
		Oklahoma City Public Property Authority, Revenue Bonds:
30,000	AA-	5.000% due 10/1/25	34,423
45,000	AA-	5.000% due 10/1/26	51,363
35,000	AA-	5.000% due 10/1/27	39,812
		Oklahoma Development Finance Authority, Revenue Bonds:
30,000	BB+	Series B, 5.000% due 8/15/27	33,324
30,000	BB+	Series B, 5.000% due 8/15/28	33,589
10,000	BB+	Series B, 5.000% due 8/15/29	11,176
90,000	WR(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	97,194
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, 5.000% due 1/1/26	59,810
175,000	A	Series A, 5.000% due 1/1/27	208,463
60,000	A	Series A, 5.000% due 1/1/28	71,364
45,000	A	Series A, 5.000% due 1/1/29	53,419

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Oklahoma - 0.2% - (continued)
$60,000	A	Series B, 5.000% due 1/1/27	$71,503
		Total Oklahoma	1,558,128
Oregon - 1.0%
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	108,759
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,946,376
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(d)	366,288
165,000	AA-	5.000% due 7/1/29	204,950
205,000	AA-	5.000% due 7/1/32(d)	236,322
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,466,666
		Total Oregon	8,329,361
Pennsylvania - 2.0%
600,000	A	Allegheny County Hospital Development Authority, Revenue Bonds, 5.000% due 7/15/25	706,752
375,000	BBB+	Berks County Municipal Authority, Revenue Bonds, Series B, 5.000% due 2/1/40(b)	425,444
		City of Philadelphia PA, GO:
195,000	A	Series A, 5.000% due 8/1/20	196,388
550,000	A	Series A, 5.000% due 8/1/22	600,286
1,000,000	A	Series B, 5.000% due 2/1/24	1,150,020
85,000	A	Series B, 5.000% due 8/1/27	102,579
300,000	A	Series B, 5.000% due 8/1/29	360,363
320,000	A	Series B, 5.000% due 8/1/30	383,318
335,000	A	Series B, 5.000% due 8/1/31	400,168
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
155,000	A	Series B, 5.000% due 7/1/22(d)	165,879
50,000	A	Series B, 5.000% due 7/1/30(d)	58,609
70,000	A	Series B, 5.000% due 7/1/31(d)	81,605
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,312,929
500,000	A	Series B, 5.000% due 6/1/25	602,355
		Commonwealth of Pennsylvania, GO:
60,000	A+	5.000% due 7/1/21	63,067
1,200,000	A+	5.000% due 1/1/24	1,391,508
290,000	A+	5.000% due 10/15/27	333,735
810,000	A+	5.000% due 9/15/29	1,000,107
220,000	NR	Erie County Hospital Authority, Revenue Bonds, Series A, Prerefunded 7/1/20 @ 100, 7.000% due 7/1/27(c)	221,175
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	235,733
310,000	Aa3(a)	5.000% due 6/1/39	383,507
		Lehigh County Industrial Development Authority, Revenue Bonds:
165,000	A	1.800% due 2/15/27(b)	165,190
1,375,000	A	Series A, 1.800% due 9/1/29(b)	1,377,942
95,000	A	Monroeville Finance Authority, Revenue Bonds, 5.000% due 2/15/26	113,323
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
10,000	BBB-	5.000% due 10/1/23	11,013
40,000	BBB-	5.000% due 10/1/28	46,250
45,000	BBB-	5.000% due 10/1/29	51,663
140,000	BBB-	5.000% due 10/1/32	157,388
325,000	A	5.000% due 9/1/33	381,417
225,000	BBB-	5.000% due 10/1/36	248,956
500,000	BBB-	5.000% due 10/1/40	545,675
115,000	A	Series A, AMBAC, 6.000% due 6/1/22(g)	125,417

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Pennsylvania - 2.0% - (continued)
		Northampton County General Purpose Authority, Revenue Bonds:
$1,000,000	A+	5.000% due 11/1/27	$1,261,270
75,000	A-	4.000% due 8/15/48	80,324
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
90,000	A	5.000% due 3/1/21	92,982
60,000	A	5.000% due 3/1/22	64,625
165,000	A-	Series A, 1.700% due 8/1/37(b)(d)	165,056
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
35,000	AA	Series A, 5.000% due 8/15/27	43,628
35,000	AA	Series A, 5.000% due 8/15/28	43,276
60,000	AA	Series A, 5.000% due 8/15/30	73,427
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	16,412
15,000	A1(a)	Series A1, 5.000% due 12/1/23	16,929
45,000	A1(a)	Series A1, 5.000% due 12/1/29	55,254
30,000	A1(a)	Series A1, 5.000% due 12/1/34	35,904
35,000	A	Series A2, 5.000% due 12/1/28	41,050
35,000	A	Series A2, 5.000% due 12/1/33	41,865
250,000	A-	Philadelphia Authority for Industrial Development, Revenue Bonds, 4.000% due 11/1/21	257,140
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	33,472
20,000	A	5.000% due 8/1/24	22,960
25,000	A	5.000% due 8/1/25	29,423
30,000	AA	Pittsburgh School District, GO, Series A, 5.000% due 9/1/20	30,356
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	312,553
		School District of Philadelphia, GO:
405,000	A2(a)	Series C, 5.000% due 9/1/20	409,216
175,000	A2(a)	Series C, 5.000% due 9/1/21	176,943
		State Public School Building Authority, Revenue Bonds:
180,000	AA	AGM, 5.000% due 12/1/28	217,634
130,000	AA	AGM, 5.000% due 12/1/33	153,659
40,000	A2(a)	5.000% due 6/1/26	47,455
		Total Pennsylvania	17,122,574
Rhode Island - 0.6%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	AGM, 5.000% due 5/15/25	287,978
165,000	BBB+	5.000% due 5/15/39	176,154
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,562,380
195,000	BB-	Series A, 5.000% due 9/1/31	204,095
155,000	AA+	Rhode Island Housing & Mortgage Finance Corp./RI, Revenue Bonds, Series 70, 4.000% due 10/1/49	170,760
		Rhode Island Student Loan Authority, Revenue Bonds:
1,125,000	AA	Series A, 5.000% due 12/1/26(d)	1,307,408
100,000	AA	Series A, 3.500% due 12/1/34(d)	101,935
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	61,758
70,000	BBB	Series A, 5.000% due 6/1/28	78,419
		Total Rhode Island	4,950,887
South Carolina - 2.0%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/22	32,521
30,000	AA+	Series B, 5.000% due 3/1/24	35,189

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
South Carolina - 2.0% - (continued)
$30,000	AA+	Series B, 5.000% due 3/1/25	$36,391
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	3,291,625
8,000,000	Aa2(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)	8,708,640
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	133,422
95,000	A-	5.000% due 12/1/29	109,494
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
65,000	A+	5.000% due 2/1/22	69,919
30,000	A+	5.000% due 2/1/24	34,116
50,000	A+	5.000% due 2/1/25	58,467
50,000	A+	5.000% due 2/1/26	59,687
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(d)	78,501
140,000	A+	5.000% due 7/1/30(d)	167,202
		South Carolina Public Service Authority, Revenue Bonds:
2,080,000	A	Series A, 5.000% due 12/1/49	2,206,818
355,000	A	Series A, 5.000% due 12/1/50	381,401
515,000	A	Series A, 5.500% due 12/1/54	557,894
185,000	A	Series B, 5.000% due 12/1/35	207,202
275,000	A	Series B, 5.000% due 12/1/36	307,079
115,000	A	Series C, 5.000% due 12/1/25	128,584
115,000	A	Series C, 5.000% due 12/1/26	128,042
90,000	A	Series C, 5.000% due 12/1/27	99,929
105,000	A	Series C, 5.000% due 12/1/46	112,347
190,000	A	Series E, 5.500% due 12/1/53	204,674
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
225,000	Aaa(a)	Series A, 4.000% due 1/1/50	250,204
170,000	Aaa(a)	Series A, 4.000% due 7/1/50	190,749
50,000	Aa3(a)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series A, 5.000% due 10/1/25	59,203
		Total South Carolina	17,649,300
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	33,514
15,000	AA-	5.000% due 7/1/24	17,266
10,000	AA-	5.000% due 7/1/27	12,302
50,000	AA-	5.000% due 7/1/33	59,479
40,000	AA-	5.000% due 7/1/35	47,274
35,000	A+	Series B, 5.000% due 11/1/24	40,477
35,000	A+	Series B, 5.000% due 11/1/25	40,140
5,000	A+	Series B, 5.000% due 11/1/26	5,710
		Total South Dakota	256,162
Tennessee - 1.3%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,914,220
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	34,585
35,000	A-	Series A, 5.000% due 7/1/30	40,054
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	37,392
30,000	BBB	5.000% due 4/1/24	33,319
30,000	BBB	5.000% due 9/1/24	33,618
40,000	BBB	5.000% due 4/1/25	45,349
145,000	A	Memphis-Shelby County Airport Authority, Revenue Bonds, Series B, 5.625% due 7/1/20(d)	145,545

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Tennessee - 1.3% - (continued)
$1,000,000	AA	Metropolitan Government of Nashville & Davidson County TN, GO, Series C, 5.000% due 7/1/20	$1,003,980
6,240,000	Aa2(a)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(b)	7,156,469
		Tennessee Energy Acquisition Corp., Revenue Bonds:
675,000	A3(a)	4.000% due 11/1/49(b)	749,412
350,000	A3(a)	Series A, 4.000% due 5/1/48(b)	373,394
		Total Tennessee	11,567,337
Texas - 12.5%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,367,348
40,000	AA-	Austin Community College District, Revenue Bonds, AMBAC-Insured, zero coupon, due 2/1/22	39,694
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	A-	5.000% due 1/1/31	77,219
145,000	A-	5.000% due 1/1/32	159,715
95,000	A-	5.000% due 1/1/35	103,616
45,000	A-	5.000% due 1/1/36	48,934
35,000	A-	Series A, 5.000% due 1/1/31	38,355
30,000	A-	Series A, 5.000% due 1/1/32	32,808
60,000	A-	Series A, 5.000% due 1/1/34	65,282
160,000	A-	Series A, 5.000% due 1/1/40	171,922
90,000	AA	City of Arlington TX, Special Tax, Series C, 5.000% due 2/15/45	92,488
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A	5.000% due 11/15/26(d)	187,943
80,000	A	5.000% due 11/15/29(d)	90,464
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	50,152
		City of Dallas TX, GO:
130,000	AA-	5.000% due 2/15/23	139,806
170,000	AA-	5.000% due 2/15/24	196,491
2,060,000	AA-	5.000% due 2/15/25	2,451,750
3,000,000	AAA	City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/27	3,611,310
		City of Houston TX, GO:
2,000,000	AA	Series A, 5.000% due 3/1/22	2,166,620
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	67,604
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	338,386
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	144,125
		City of Houston TX Airport System Revenue, Revenue Bonds:
230,000	A+	Series A, 5.000% due 7/1/20(d)	230,724
350,000	A+	Series A, 5.000% due 7/1/23(d)	374,937
50,000	A1(a)	Series A, 5.000% due 7/1/26(d)	58,686
60,000	A1(a)	Series A, 5.000% due 7/1/27(d)	71,461
30,000	A1(a)	Series A, 5.000% due 7/1/28(d)	36,207
90,000	A1(a)	Series B, 5.000% due 7/1/28	111,476
360,000	A1(a)	Series B, 5.000% due 7/1/29	442,699
190,000	A1(a)	Series B, 5.000% due 7/1/30	231,918
2,000,000	A1(a)	Series D, 5.000% due 7/1/24	2,288,360
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,758,915
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,399,043
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(a)	Series B, 4.000% due 11/15/21	263,737
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	86,343
75,000	AA	Series C, 5.000% due 5/15/28	87,599
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,211,153

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 12.5% - (continued)
		City of San Antonio TX Airport System, Revenue Bonds:
$500,000	A	Series A, 5.000% due 7/1/27(d)	$590,815
480,000	A+	Series A, 5.000% due 7/1/28(d)	576,552
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
90,000	AA	5.250% due 2/1/25	109,542
45,000	AA	5.000% due 2/1/29	57,933
30,000	AA	5.000% due 2/1/30	38,421
45,000	AA	5.000% due 2/1/31	57,314
35,000	AA	5.000% due 2/1/33	44,046
1,000,000	AA-	1.750% due 2/1/49(b)	1,021,380
1,500,000	AA-	Series 2019, 2.750% due 2/1/48(b)	1,575,855
205,000	AA-	Series B, 2.000% due 2/1/33(b)	208,200
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	32,998
110,000	AA-	Series C, 5.000% due 8/15/25	120,917
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	99,633
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,915,231
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,805,541
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
145,000	AAA	5.000% due 2/15/22	157,084
145,000	AAA	5.000% due 2/15/23	163,134
725,000	AAA	5.000% due 2/15/24	846,959
620,000	AAA	5.000% due 2/15/25	749,047
105,000	AAA	5.000% due 2/15/27	129,388
1,975,000	AAA	4.000% due 2/15/32	2,281,006
165,000	AAA	Series B2, 1.400% due 2/15/40(b)	165,223
180,000	AAA	Series B3, 1.400% due 2/15/44(b)	180,243
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds, AMBAC-Insured, 5.250% due 12/1/29	289,199
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	214,417
		Dallas Independent School District, GO, PSF-GTD:
45,000	AAA	5.000% due 2/15/36(b)	48,293
40,000	NR	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(b)(c)	43,233
20,000	Aaa(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(c)	21,617
		Dallas/Fort Worth International Airport, Revenue Bonds:
85,000	A+	Series B, 5.000% due 11/1/26(d)	91,420
35,000	A+	Series B, 5.000% due 11/1/27(d)	37,618
80,000	A+	Series B, 5.000% due 11/1/28(d)	85,865
155,000	A+	Series B, 5.000% due 11/1/30(d)	165,718
330,000	A+	Series B, 5.000% due 11/1/31(d)	352,176
420,000	A+	Series B, 5.000% due 11/1/32(d)	447,405
290,000	A+	Series B, 5.000% due 11/1/33(d)	308,569
70,000	A+	Series B, 5.000% due 11/1/34(d)	74,381
1,500,000	A+	Series E, 5.000% due 11/1/22(d)	1,624,410
85,000	AAA	Denton Independent School District, GO, PSF-GTD-Insured, zero coupon, due 8/15/25	82,315
		Fort Bend Independent School District, GO:
80,000	AAA	Series C, PSF-GTD, 1.350% due 8/1/42(b)	80,054
160,000	AAA	Series D, PSF-GTD, 1.500% due 8/1/42(b)	161,202
		Fort Worth Independent School District, GO, PSF-GTD:
80,000	AAA	5.000% due 2/15/22	86,582
105,000	AAA	5.000% due 2/15/26	130,182
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	192,444

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 12.5% - (continued)
$125,000	AA+	Series A, 5.000% due 10/1/32	$159,094
190,000	AA+	Series A, 5.000% due 10/1/33	240,329
145,000	AA+	Series A, 5.000% due 10/1/34	182,559
70,000	BBB	Series A, 5.125% due 10/1/43	72,070
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(c)	1,029,704
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,176,228
590,000	A+	5.000% due 7/1/49(b)	658,150
5,000,000	AAA	Harris County Flood Control District, Revenue Bonds, Series A, Prerefunded 10/1/20 @ 100, 5.000% due 10/1/39(c)	5,079,250
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	17,403
20,000	A+	5.000% due 10/15/26	24,053
15,000	A+	5.000% due 10/15/27	17,971
20,000	A+	5.000% due 10/15/29	23,779
30,000	A+	5.000% due 10/15/31	35,226
40,000	A+	5.000% due 10/15/35	46,268
30,000	A+	5.000% due 10/15/36	34,507
35,000	A+	5.000% due 10/15/39	39,685
45,000	A+	5.000% due 10/15/44	49,669
		Lamar Consolidated Independent School District, GO:
7,280,000	AAA	PSF-GTD, 5.000% due 2/15/31	9,172,946
7,050,000	AAA	PSF-GTD, 5.000% due 2/15/34	8,713,870
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,495,198
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(d)	45,479
90,000	A	5.000% due 11/1/31(d)	101,886
		Lower Colorado River Authority, Revenue Bonds:
1,135,000	A	5.000% due 5/15/22	1,184,259
200,000	A	5.000% due 5/15/26	247,902
135,000	A	5.000% due 5/15/32	172,179
70,000	A	5.000% due 5/15/34	88,478
70,000	A	5.000% due 5/15/36	87,742
195,000	A	Series B, 5.000% due 5/15/25	235,246
85,000	A	Series B, 5.000% due 5/15/27	102,405
85,000	A	Series B, 5.000% due 5/15/28	102,314
245,000	A	Series B, 5.000% due 5/15/29	293,848
25,000	A	Series D, 5.000% due 5/15/22	27,219
20,000	A	Series D, 5.000% due 5/15/23	22,614
35,000	A	Series D, 5.000% due 5/15/24	40,969
40,000	A	Series D, 5.000% due 5/15/26	48,320
		Midlothian Independent School District, GO, PSF-GTD:
2,350,000	AAA	2.500% due 8/1/52(b)	2,356,698
370,000	NR	Series Prerefunded 8/1/20 @ 100, 2.500% due 8/1/52(b)(c)	371,325
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa2(a)	Series A, 5.000% due 8/15/24	70,346
70,000	Aa2(a)	Series A, 5.000% due 8/15/25	84,484
45,000	Aa2(a)	Series A, 5.000% due 8/15/26	55,538
45,000	Aa2(a)	Series A, 5.000% due 8/15/27	56,903
70,000	Aa2(a)	Series A, 5.000% due 8/15/30	87,007
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	73,665
40,000	A3(a)	5.000% due 4/1/28	45,239

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 12.5% - (continued)
$125,000	AAA	North East Independent School District, GO, Series B, PSF-GTD-Insured, 1.420% due 8/1/40(b)	$125,136
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	32,662
55,000	AA-	4.000% due 12/15/24	59,880
		North Texas Tollway Authority, Revenue Bonds:
50,000	A+	Series A, 5.000% due 1/1/23	55,558
145,000	A+	Series A, 5.000% due 1/1/24	166,744
35,000	A+	Series A, 5.000% due 1/1/30	41,737
40,000	A+	Series A, 5.000% due 1/1/33	48,119
200,000	A+	Series A, 5.000% due 1/1/39	231,318
1,615,000	WD(f)	Series A, Prerefunded 9/1/21 @ 100, 5.500% due 9/1/41(c)	1,720,088
30,000	WD(f)	Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(c)	32,131
185,000	A	Series B, 5.000% due 1/1/25	215,767
290,000	A+	Series B, 5.000% due 1/1/29	337,949
160,000	A+	Series B, 5.000% due 1/1/30	185,520
20,000	A	Series B, 5.000% due 1/1/31	23,175
85,000	A	Series B, 5.000% due 1/1/32	100,139
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	725,381
		Permanent University Fund - University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	54,917
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	61,752
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	48,215
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,490,380
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	153,929
215,000	AA+	5.000% due 9/15/24	235,872
270,000	AA+	5.000% due 9/15/25	295,566
		San Antonio Water System, Revenue Bonds:
175,000	NR	5.000% due 5/15/22	191,219
2,000,000	AA	Series A, 5.000% due 5/15/36	2,530,800
390,000	AA	Series B, 2.000% due 5/1/44(b)	402,129
		Sherman Independent School District, GO:
2,020,000	AAA	Series B, 3.000% due 8/1/48(b)	2,027,413
155,000	Aaa(a)	Series B, Prerefunded 8/1/20 @ 100, 3.000% due 8/1/48(b)(c)	155,693
5,000,000	AAA	Spring Branch Independent School District, GO, Series Prerefunded 2/1/21 @ 100, PSF-GTD-Insured, 5.000% due 2/1/41(c)	5,158,450
		State of Texas, GO:
360,000	AAA	4.000% due 8/1/21(d)	375,851
3,500,000	AAA	5.000% due 8/1/21	3,698,152
2,500,000	AAA	5.000% due 10/1/24	2,941,325
150,000	AAA	5.000% due 8/1/26(d)	178,988
200,000	AAA	5.500% due 8/1/26(d)	253,362
240,000	AAA	1.850% due 8/1/29(b)	240,442
1,085,000	AAA	2.250% due 8/1/29(b)	1,088,494
45,000	AAA	Series A, 5.000% due 8/1/21(d)	47,504
350,000	AAA	Series B, 5.000% due 8/1/25(d)	400,243
45,000	AAA	Series C, 5.000% due 8/1/20(d)	45,359
40,000	AAA	Series C, 5.000% due 8/1/21(d)	42,226
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	196,378
30,000	AA-	5.000% due 8/15/25	33,714
45,000	AA-	5.000% due 8/15/26	50,348
45,000	AA-	5.000% due 8/15/28	50,129
110,000	AA-	5.000% due 8/15/33	121,779

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 12.5% - (continued)
$60,000	AA	5.000% due 2/15/34	$71,490
155,000	A	5.500% due 9/1/43	167,758
400,000	A(f)	Series B, 5.000% due 11/15/40	432,460
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	187,874
		Texas Department of Housing & Community Affairs, Revenue Bonds:
415,477	Aaa(a)	2.950% due 7/1/36	439,433
430,000	AA+	Series A, 4.000% due 3/1/50	482,503
460,000	Baa3(a)	Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, 7.000% due 12/31/38(d)	521,686
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	784,002
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	170,500
		Texas Transportation Commission, Revenue Bonds:
800,000	Baa3(a)	zero coupon, due 8/1/35	425,632
500,000	Baa3(a)	zero coupon, due 8/1/36	252,290
		Texas Water Development Board, Revenue Bonds:
1,000,000	AAA	3.000% due 8/1/21	1,033,010
125,000	AAA	Series A, 5.000% due 4/15/22	136,239
180,000	AAA	Series A, 5.000% due 4/15/25	219,989
75,000	AAA	Series A, 5.000% due 10/15/25	93,087
125,000	AAA	Series A, 5.000% due 4/15/26	157,058
190,000	AAA	Series A, 5.000% due 4/15/29	247,460
505,000	AAA	Series A, 5.000% due 4/15/30	654,076
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	230,928
		University of Texas System, Revenue Bonds:
90,000	AAA	Series B, 5.000% due 8/15/22	99,457
60,000	AAA	Series D, 5.000% due 8/15/20	60,597
65,000	AAA	Series D, 5.000% due 8/15/21	68,787
70,000	AAA	Series D, 5.000% due 8/15/22	77,356
80,000	AAA	Series E, 5.000% due 8/15/22	88,406
90,000	AAA	Series J, 5.000% due 8/15/22	99,457
		Total Texas	108,902,344
Utah - 0.5%
		Salt Lake City Corp. Airport Revenue, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/26(d)	41,344
115,000	A+	Series A, 5.000% due 7/1/28(d)	137,150
155,000	A+	Series A, 5.000% due 7/1/30(d)	185,747
375,000	AAA	State of Utah, GO, Series B, 5.000% due 7/1/22	412,538
85,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(c)	94,164
2,500,000	A+	Utah Transit Authority, Revenue Bonds, Series A, NPFG, 5.000% due 6/15/31	3,333,650
		Total Utah	4,204,593
Virginia - 2.5%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	247,151
315,000	AAA	City of Chesapeake VA, GO, Series A, 5.000% due 8/1/34	432,712
30,000	BBB+	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	31,404
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,394,697
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,537,650
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	44,958
40,000	A3(a)	5.000% due 6/15/29	44,740
45,000	A3(a)	5.000% due 6/15/33	49,563

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount		Security	Value
MUNICIPAL BONDS - (continued)
Virginia - 2.5% - (continued)
$3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 5.000% due 7/1/35	$4,018,630
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(d)	1,086,034
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	411,229
		Stafford County Economic Development Authority, Revenue Bonds:
50,000	A3(a)	5.000% due 6/15/32	57,671
65,000	A3(a)	5.000% due 6/15/34	74,462
20,000	A3(a)	4.000% due 6/15/37	21,537
700,000	A3(a)	Tender Option Bond Trust Receipts/Certificates, Revenue Bonds, 0.490% due 10/1/59(b)(e)	700,000
		Virginia College Building Authority, Revenue Bonds:
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,658,926
165,000	AA+	Series D, 5.000% due 2/1/26	204,884
265,000	AA+	Series E, 5.000% due 2/1/30	344,166
305,000	AA+	Series E, 5.000% due 2/1/31	392,245
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	462,427
220,000	BBB-	Virginia Small Business Financing Authority, Revenue Bonds, 5.000% due 1/1/40(d)	224,244
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	69,566
75,000	A+	5.000% due 1/1/33	86,551
400,000	BBB+	Wise County Industrial Development Authority, Revenue Bonds, Series A, 1.200% due 11/1/40(b)	400,000
100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	103,302
		Total Virginia	22,098,749
Washington - 3.3%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	57,981
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	37,844
35,000	AA	5.000% due 1/1/36	42,743
3,330,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/1/22	3,661,135
		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds:
30,000	AA	Series A, 5.000% due 1/1/22	32,276
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/23(c)	32,995
65,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(c)	71,489
		Port of Seattle WA, Revenue Bonds:
25,000	A	5.000% due 6/1/23(d)	27,910
35,000	A+	5.000% due 2/1/27	41,866
70,000	A+	5.000% due 2/1/29	82,851
85,000	A+	Series A, 5.000% due 5/1/29(d)	100,823
1,000,000	AA-	Series B, 5.000% due 10/1/26(d)	1,181,340
980,000	AA-	Series B, 5.000% due 10/1/27(d)	1,153,538
135,000	AA-	Series B, 5.000% due 10/1/29(d)	157,765
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	63,078
3,430,000	AA+	Series A, 5.000% due 8/1/32	4,442,623
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,563,250
50,000	AA+	Series R2017A, 5.000% due 8/1/28	62,974
50,000	AA+	Series R2017A, 5.000% due 8/1/30	62,393
725,000	AA+	Series R2018D, 5.000% due 8/1/32	917,719
640,000	AA+	Series R2018D, 5.000% due 8/1/33	806,099
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	6,255,250

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Washington - 3.3% - (continued)
		Tobacco Settlement Authority, Revenue Bonds:
$70,000	A	5.000% due 6/1/23	$75,061
100,000	A	5.000% due 6/1/24	107,103
		Washington Health Care Facilities Authority, Revenue Bonds:
5,000	A	5.000% due 7/1/25	5,852
60,000	A	5.000% due 7/1/26	71,677
70,000	AA-	5.000% due 10/1/27	88,230
110,000	BBB	5.000% due 8/15/28	116,316
60,000	AA-	5.000% due 10/1/28	77,306
40,000	A+	5.000% due 1/1/29	45,564
90,000	A	5.000% due 7/1/29	109,345
275,000	BBB	5.000% due 8/15/31	288,024
95,000	BBB	5.000% due 8/15/32	99,072
20,000	A	5.000% due 7/1/34	23,361
780,000	A	5.000% due 7/1/42	871,385
115,000	AA-	Series A, 5.000% due 10/1/24	125,516
440,000	BBB+	Series A2, 5.000% due 8/1/39	498,762
65,000	WR(a)	Series Prerefunded 7/1/20 @ 100, 5.500% due 7/1/30(c)	65,277
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	16,893
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	39,139
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	44,428
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	230,309
		Total Washington	28,854,562
West Virginia - 1.8%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	12,558,781
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,541,920
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	225,608
		Total West Virginia	15,326,309
Wisconsin - 1.6%
		Public Finance Authority, Revenue Bonds:
35,000	BB(f)	5.000% due 5/15/23(e)	35,769
35,000	BB(f)	5.000% due 5/15/30(e)	35,782
10,000	BB(f)	5.250% due 5/15/37(e)	10,198
15,000	BB(f)	5.250% due 5/15/42(e)	15,174
25,000	BB(f)	5.000% due 10/1/43(e)	23,397
30,000	BB(f)	5.000% due 10/1/48(e)	27,575
15,000	BB(f)	5.250% due 5/15/47(e)	15,086
25,000	BB(f)	5.250% due 5/15/52(e)	25,071
130,000	BB(f)	5.000% due 10/1/53(e)	117,909
610,000	BBB	Series A, 5.250% due 10/1/43	634,979
535,000	A2(a)	Series A, 5.000% due 10/1/44	623,692
610,000	BBB	Series A, 5.250% due 10/1/48	632,094
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	440,788
255,000	A+	5.000% due 11/15/24	296,519
325,000	A2(a)	5.000% due 10/1/25	373,809
25,000	BBB+	5.000% due 5/1/26	28,204
50,000	A3(a)	5.000% due 6/1/27	53,126
80,000	NR	2.550% due 11/1/27	72,813
215,000	NR	5.000% due 11/1/27	218,182
195,000	A+	5.000% due 11/15/27	223,608

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Wisconsin - 1.6% - (continued)
$50,000	BBB+	5.000% due 5/1/28	$55,917
130,000	NR	2.825% due 11/1/28	119,088
25,000	BBB+	5.000% due 5/1/29	27,886
30,000	A3(a)	5.000% due 6/1/32	31,595
50,000	BBB-	5.000% due 9/1/34	56,613
65,000	BBB-	5.000% due 9/1/36	72,832
70,000	A3(a)	5.000% due 6/1/39	73,187
7,255,000	AA	5.000% due 8/15/54(b)	8,105,086
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(c)	34,231
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(c)	228,204
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(c)	54,992
55,000	NR	Series Prerefunded 7/1/20 @ 100, 5.750% due 7/1/30(c)	55,239
35,000	WD(f)	Series Prerefunded 8/15/25 @ 100, 4.000% due 2/15/38(c)	41,303
50,000	WR(a)	Series Prerefunded 7/1/20 @ 100, 5.500% due 7/1/40(c)	50,207
550,000	AA	Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series A, 3.500% due 9/1/50	599,043
		Total Wisconsin	13,509,198
		TOTAL MUNICIPAL BONDS
		(Cost - $768,105,928)	802,157,912
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $768,105,928)	802,157,912
SHORT-TERM INVESTMENTS - 6.9%
MUNICIPAL BONDS - 3.5%
4,125,000	SP-1+	City of Los Angeles CA, Revenue Notes, Revenue Bonds, 5.000% due 6/25/20	4,135,181
5,000,000	SP-1+	Colorado State Education Loan Program, Revenue Bonds, Series B, 1.500% due 6/29/20	5,002,215
900,000	MIG1(a)	Rib Floater Trust Various States, Revenue Bonds, 0.490% due 2/1/21(b)(e)@	900,000
19,500,000	SP-1+	State of Texas, Revenue Notes, 4.000% due 8/27/20	19,678,230
		TOTAL MUNICIPAL BONDS
		(Cost - $29,665,437)	29,715,626
TIME DEPOSITS - 3.4%
14,736,381		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.010% due 6/1/20	14,736,381
12,925,432		Banco Santander SA - Frankfurt, 0.010% due 6/1/20	12,925,432
2,230,777		Barclays Bank PLC - London, 0.010% due 6/1/20	2,230,777
		TOTAL TIME DEPOSITS
		(Cost - $29,892,590)	29,892,590
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $59,558,027)	59,608,216
		TOTAL INVESTMENTS - 99.2%
		(Cost - $827,663,955)	861,766,128
		Other Assets in Excess of Liabilities - 0.8%	7,159,620
		TOTAL NET ASSETS - 100.0%	$868,925,748

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(c)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $6,181,383 and represents 0.71% of net assets.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2020, amounts to approximately $125,417 and represents 0.01% of net assets.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Rib Floater Trust Various States, Revenue Bonds, 0.490% due 11/1/58	5/19/20	$800,000	$800,000	0.10%
Rib Floater Trust Various States, Revenue Bonds, 0.490% due 2/1/21	5/19/20	900,000	900,000	0.10%
			$1,700,000	0.20%

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
COP	—	Certificate of Participation
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PLC	—	Public Limited Company
PSF-GTD	—	Permanent School Fund Guaranteed

See Notes to Financial Statements.

Schedules of Investments

May 31, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Summary of Investments by Security Industry^
General Obligation	42.7%
Education	15.0
Health Care Providers & Services	11.2
Transportation	6.7
Water and Sewer	6.0
Airport	4.2
Power	1.9
Development	1.8
Single Family Housing	1.0
Utilities	0.8
Nursing Homes	0.7
Pollution	0.4
Multifamily Hsg	0.3
Student Loan	0.2
Tobacco Settlement	0.2
Bond Bank	0.0	*
Facilities	0.0	*
Housing	0.0	*
Mello-Roos	0.0	*
Short-Term Investments	6.9
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

May 31, 2020 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by a pricing team established by the Adviser in accordance with such procedures under the oversight of the Board’s Valuation Committee as well as the full Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 —	unadjusted quoted prices in active markets for identical securities.

Level 2 —	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$114,694,448	$114,694,448	$–	$–
Communications	659,536,194	659,536,194	–	–
Consumer Cyclical	264,445,712	264,445,712	–	–
Consumer Non-cyclical	1,087,920,629	1,087,920,629	–	–
Energy	100,927,500	100,927,500	–	–
Financial	523,720,124	521,737,227	–	1,982,897
Industrial	294,421,534	294,421,534	–	–
Technology	787,942,044	787,554,471	–	387,573
Utilities	70,175,230	70,175,230	–	–
Preferred Stocks	5,858,657	–	–	5,858,657
Short-Term Investments:
Time Deposits	72,169,768	–	72,169,768	–
Money Market Fund	10,464,183	10,464,183	–	–
Total Investments, at value	$3,992,276,023	$3,911,877,128	$72,169,768	$8,229,127
Other Financial Instruments - Assets
Futures Contract	$1,164,143	$1,164,143	$–	$–
Total Other Financial Instruments - Assets	$1,164,143	$1,164,143	$–	$–

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$835,581,693	$835,581,693	$–	$–
Exchange Traded Funds (ETFs)	4,328,230	4,328,230	–	–
Short-Term Investments:
Time Deposit	32,811,343	–	32,811,343	–
Money Market Fund	13,770,267	13,770,267	–	–
Total Investments, at value	$886,491,533	$853,680,190	$32,811,343	$–

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks	$343,414,962	$343,414,962	$–	$–
Convertible Preferred Stocks	5,987,213	5,987,213	–	–
Exchange Traded Funds (ETFs)	35,520,964	35,520,964	–	–
Short-Term Investments:
Time Deposits	7,182,719	–	7,182,719	–
Money Market Fund	4,747,494	4,747,494	–	–
Total Investments, at value	$396,853,352	$389,670,633	$7,182,719	$–

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$1,547,347	$1,547,347	$–	$–
Australia	25,679,612	–	25,679,612	–
Austria	3,896,038	–	3,896,038	–
Belgium	2,346,314	–	2,346,314	–
Bermuda	5,754,705	1,362,754	4,391,951	–
Brazil	29,950,146	17,362,764	12,587,382	–
Canada	26,568,715	26,568,715	–	–
China	177,031,847	58,962,565	118,069,282	–
Denmark	10,450,310	–	10,450,310	–
Egypt	6,080,288	–	6,080,288	–
Finland	664,336	–	664,336	–
France	115,399,667	–	115,399,667	–
Germany	100,082,895	–	100,082,895	–
Greece	3,831,342	–	3,831,342	–
Hong Kong	24,167,493	1,326,892	22,840,601	–
Hungary	1,126,797	–	1,126,797	–
India	115,018,684	1,295,973	113,211,521	511,190
Indonesia	18,999,723	–	18,999,723	–
Ireland	14,520,666	3,128,167	11,392,499	–
Israel	7,572,734	3,924,347	3,648,387	–
Italy	10,670,438	–	10,670,438	–
Japan	316,323,366	–	316,323,366	–
Malaysia	3,146,913	–	3,146,913	–
Mexico	20,141,614	2,479,202	17,662,412	–
Netherlands	49,123,277	9,490,636	39,632,641	–
Norway	9,432,372	–	9,432,372	–
Panama	950,359	950,359	–	–
Peru	3,330,420	3,330,420	–	–
Philippines	14,221,731	–	14,221,731	–
Poland	2,572,263	–	2,572,263	–
Portugal	12,634,725	–	12,634,725	–
Russia	16,170,306	12,076,401	4,093,905	–
Singapore	3,975,110	–	3,975,110	–

South Africa	16,593,987	–	16,593,987	–
South Korea	62,026,987	–	62,026,987	–
Spain	10,429,387	–	10,429,387	–
Sweden	41,128,383	–	41,128,383	–
Switzerland	105,682,996	–	105,682,996	–
Taiwan	61,236,348	21,295,277	39,941,071	–
Thailand	11,924,927	–	11,924,927	–
United Arab Emirates	9,083,833	–	9,083,833	–
United Kingdom	148,166,844	1,376,007	146,787,013	3,824
United States	73,094,285	73,094,285	–	–
Exchange Traded Funds (ETFs)	28,911,260	28,911,260	–	–
Right	74,632	–	74,632	–
Preferred Stock	793,594	–	–	793,594
Short-Term Investments:
Time Deposits	75,455,548	–	75,455,548	–
Money Market Fund	31,604,699	31,604,699	–	–
Total Investments, at value	$1,829,590,263	$300,088,070	$1,528,193,585	$1,308,608
Other Financial Instruments - Assets
Forward Foreign Currency Contract	$8,605	$–	$8,605	$–
Total Other Financial Instruments - Assets	$8,605	$–	$8,605	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(99,851)	$(74,225)	$(25,626)	$–
Forward Foreign Currency Contracts	(398,893)	–	(398,893)	–
Total Other Financial Instruments - Liabilities	$(498,744)	$(74,225)	$(424,519)	$–

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Exchange Traded Funds (ETFs)	$260,438	$260,438	$–	$–
Short-Term Investments:
Time Deposit	22,350	–	22,350	–
Total Investments, at value	$282,788	$260,438	$22,350	$–

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$482,383,832	$-	$482,383,832	$-
Mortgage-Backed Securities	405,776,609	-	405,776,609	-
Collateralized Mortgage Obligations	399,646,161	-	399,646,161	-
Corporate Bonds & Notes	396,885,929	-	396,885,929	-
Asset-Backed Securities	138,644,610	-	138,644,610	-
Sovereign Bonds	26,279,585	-	26,279,585	-
Senior Loans	35,293,175	-	35,293,175	-
Municipal Bonds	4,078,203	-	4,078,203	-
Open-End Fund	22,621,225	22,621,225	-	-
Common Stock	1,318	1,318	-	-
Short-Term Investments:
Time Deposits	175,341,154	-	175,341,154	-
U.S. Government Obligations	34,962,829	-	34,962,829	-
Total Investments, at value	$2,121,914,630	$22,622,543	$2,099,292,087	$-

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$168,497,933	-	$168,497,933	$-
Senior Loans	58,551,048	-	53,790,026	4,761,022
Asset-Backed Securities	22,582,930	-	22,582,930	-
Collateralized Mortgage Obligations	17,447,569	-	17,447,569	-
U.S. Government Agencies & Obligations	3,801,918	-	3,801,918	-
Sovereign Bonds	1,082,737	-	1,082,737	-
Mortgage-Backed Security	609,913	-	609,913	-
Exchange Traded Fund (ETF)	20,196,806	20,196,806	-	-
Common Stock	201,059	-	-	201,059
Short-Term Investments:
Commercial Papers	24,202,225	-	24,202,225	-
Time Deposits	59,315,820	-	59,315,820	-
Total Investments, at value	$376,489,958	$20,196,806	$351,331,071	$4,962,081
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(350,097)	$-	$(350,097)	$-
Total Other Financial Instruments - Liabilities	$(350,097)	$-	$(350,097)	$-

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Australia	$2,259,707	$-	$2,259,707	$-
Bahamas	3,305,794	-	3,305,794	-
Bermuda	9,640,395	-	9,640,395	-
Brazil	10,688,923	-	10,688,923	-
British Virgin Islands	22,550,599	-	22,550,599	-
Canada	6,804,001	-	6,804,001	-
Cayman Islands	27,824,222	-	27,824,222	-
Chile	15,182,566	-	15,182,566	-
Colombia	10,040,531	-	10,040,531	-
Denmark	499,597	-	499,597	-
Dominican Republic	1,073,886	-	1,073,886	-
France	3,579,773	-	3,579,773	-
Germany	2,505,718	-	2,505,718	-
Hong Kong	6,121,940	-	6,121,940	-
India	10,325,235	-	10,325,235	-
Indonesia	1,047,500	-	1,047,500	-
Ireland	3,162,000	-	3,162,000	-
Israel	3,006,270	-	3,006,270	-
Italy	12,051,744	-	12,051,744	-
Luxembourg	1,857,932	-	1,857,932	-
Malaysia	9,111,133	-	9,111,133	-
Marshall Island	3,770,530	-	3,770,530	-
Mauritius	3,000,715	-	3,000,715	-
Mexico	28,532,234	-	28,532,234	-
Multinational	10,556,510	-	10,556,510	-
Netherlands	19,792,605	-	19,792,605	-
Norway	2,474,654	-	2,474,654	-
Panama	8,802,686	-	8,802,686	-
Peru	513,130	-	513,130	-
Philippines	4,564,782	-	4,564,782	-
Portugal	2,996	-	-	2,996
Saudi Arabia	2,142,149	-	2,142,149	-
Singapore	22,570,862	-	22,570,862	-
South Korea	7,711,006	-	7,711,006	-
Switzerland	2,998,832	-	2,998,832	-
Thailand	3,193,678	-	3,193,678	-
United Kingdom	10,627,317	-	10,627,317	-
United States	183,528,326	-	183,528,326	-
Senior Loans	59,573,653	-	58,466,520	1,107,133
Sovereign Bonds	28,084,519	-	28,084,519	-
Preferred Stocks:
Bermuda	1,941,640	1,941,640	-	-
United States	12,237,811	11,051,811	1,186,000	-
Common Stocks:
Colombia	54,859	54,859	-	-
United States	16,252,102	12,472,567	-	3,779,535
Closed-End Fund	3,274,382	3,274,382	-	-
Warrants:
Brazil	- *	-	-	-	*
United States	6,056	6,056	-	-
Purchased Options
United States	174,665	134,675	39,990	-
Short-Term Investments:
Commercial Papers	23,655,629	-	23,655,629	-
Time Deposits	88,253,232	-	88,253,232	-
Total Investments, at value	$710,931,026	$28,935,990	$677,105,372	$4,889,664
Other Financial Instruments - Liabilities
Options Contracts Written	$(912,224)	$(426,544)	$(485,680)	$-
Forward Foreign Currency Contracts	(502,640)	-	(502,640)	-
Securities Sold Short:				-
Corporate Bonds & Notes	(1,994,664)	-	(1,994,664)	-
Commercial Papers	(136,784)	(136,784)	-	-
Total Other Financial Instruments - Liabilities	$(3,546,312)	$(563,328)	$(2,982,984)	$-

* Includes securities that are fair valued by the Board at $0.

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$172,803,697	-	$172,803,697	$-
Corporate Bonds & Notes:
Communications	32,865,226	-	32,865,226	-
Consumer Cyclical	4,772,025	-	4,772,025	-
Consumer Non-cyclical	8,540,913	-	8,540,913	-
Energy	9,603,383	-	9,603,383	-
Financial	36,013,945	2,219,727	33,794,218	-
Asset-Backed Securities	40,888,215	-	40,888,215	-
Senior Loans	9,415,188	-	9,415,188	-
Common Stocks	218,579,210	218,579,210	-	-
Closed-End Funds	123,325,596	123,325,596	-	-
Open-End Fund	110,473,969	110,473,969	-	-
Preferred Stocks:
Financial	13,939,376	12,927,145	1,012,231	-
Warrants:
Consumer Cyclical	12,724	-	-	12,724
Diversified	2,423,299	2,423,299	-	-
Energy	8,540	8,540	-	-
Financial	62,352	45,820	-	16,532
Technology	726	726	-	-
Rights	98,294	98,294	-	-
Purchased Swaptions	2,675,334	-	2,675,334	-
Short-Term Investments:
Time Deposits	120,684,378	-	120,684,378	-
Money Market Fund	18,228,717	18,228,717	-	-
Total Investments, at value	$925,415,107	$488,331,043	$437,054,808	$29,256
Other Financial Instruments - Assets
OTC Credit Default Swaps	$2,518,450	$-	$2,518,450	$-
Total Other Financial Instruments - Assets	$2,518,450	$-	$2,518,450	$-
Other Financial Instruments - Liabilities
Swaptions Contracts Written	$(2,284,574)	$-	$(2,284,574)	$-
OTC Credit Default Swaps	(534,329)	-	(534,329)	-
Securities Sold Short:
Common Stocks	(5,563,600)	(5,563,600)	-	-
Exchange Traded Funds (ETFs)	(47,685,638)	(47,685,638)	-	-
Corporate Bond & Note	(3,644,634)	-	(3,644,634)	-
Total Other Financial Instruments - Liabilities	$(59,712,775)	$(53,249,238)	$(6,463,537)	$-

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$802,157,912	$-	$802,157,912	$-
Short-Term Investments:
Time Deposits	29,892,590	-	29,892,590	-
Municipal Bonds	29,715,626	-	29,715,626	-
Total Investments, at value	$861,766,128	$-	$861,766,128	$-

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 29, 2020 through May 31, 2020:

	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants		Municipal Bonds
Destinations Large Cap Equity Fund
Balance as of February 29, 2020	$7,412,866	$2,130,232	$-	$5,282,634	$-	$-		$-
Purchases	893,562	73,616	-	819,946	-	-		-
(Sales/Paydowns)	-	-	-	-	-	-		-
Total realized gain (loss)	-	-	-	-	-	-		-
Change in unrealized appreciation (depreciation)	(77,301)	166,622	-	(243,923)	-	-		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	-	-	-	-	-	-		-
Balance as of May 31, 2020	$8,229,127	$2,370,470	$-	$5,858,657	$-	$-		$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2020	$(77,301)	$166,622	$-	$(243,923)	$-	$-		$-

Destinations International Equity Fund
Balance as of February 29, 2020	$1,330,359	$536,765	$-	$793,594	$-	$-		$-
Purchases	-	-	-	-	-	-		-
(Sales/Paydowns)	-	-	-	-	-	-		-
Total realized gain (loss)	-	-	-	-	-	-		-
Change in unrealized appreciation (depreciation)	(21,751)	(21,751)	-	-	-	-		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	-	-	-	-	-	-		-
Balance as of May 31, 2020	$1,308,608	$515,014	$-	$793,594	$-	$-		$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2020	$(21,751)	$(21,751)	$-	$-	$-	$-		$-

Destinations Low Duration Fixed Income Fund
Balance as of February 29, 2020	$4,962,081	$201,059	$-	$-	$4,761,022	$-		$-
Purchases	-	-	-	-	-	-		-
(Sales/Paydowns)	-	-	-	-	-	-		-
Accrued Discounts (premiums)	-	-	-	-	-	-		-
Total realized gain (loss)	-	-		-	-	-		-
Change in unrealized appreciation (depreciation)	-	-	-	-	-	-		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	-	-		-	-	-		-
Balance as of May 31, 2020	$4,962,081	$201,059	$-	$-	$4,761,022	$-		$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2020	$-	$-	$-	$-	$-	$-		$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 29, 2020	$6,455,082 *	$4,229,139	$1,156,106	$-	$1,069,837	$-	*	$-
Purchases	49,088	11,792	-	-	37,296	-		-
(Sales/Paydowns)	-	-	-	-	-	-		-
Accrued Discounts (premiums)	-	-	-	-	-	-		-
Total realized gain (loss)	-	-	-	-	-	-		-
Change in unrealized appreciation (depreciation)	(453,648)	(461,396)	7,748	-	-	-		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	(1,160,858)	-	(1,160,858)	-	-	-		-
Balance as of May 31, 2020	$4,889,664 *	$3,779,535	$2,996	$-	$1,107,133	$-	*	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2020	$(453,648)	$(461,396)	$7,748	$-	$-	$-		$-

* Includes securities that are fair valued at $0.

Destinations Multi Strategy Alternatives Fund
Balance as of February 29, 2020	$942,645	*	$-	$-	$-	$-	$942,475	*	$170
Purchases	15,962		-	-	-	-	15,962		-
(Sales/Paydowns)	-		-	-	-	-	-		-
Accrued Discounts (premiums)	-		-	-	-	-	-		-
Total realized gain (loss)	(5,584,465)		-	-	-	-	(5,584,453)		(12)
Change in unrealized appreciation (depreciation)	4,655,114	*	-	-	-	-	4,655,272		(158)
Transfers In	-		-	-	-	-	-		-
Transfers Out	-		-	-	-
Balance as of May 31, 2020	$29,256	*	$-	$-	$-	$-	$29,256	*	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2020	$4,655,114		$-	$-	$-	$-	$4,655,272	*	$(158)

* Includes securities that are fair valued at $0.

3. Investments

At May 31, 2020, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost For Federal Income	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$3,279,926,821	$894,480,845	$(180,967,500)	$713,513,345
Destinations Small-Mid Cap Equity Fund	787,125,608	152,142,164	(52,776,239)	99,365,925
Destinations International Equity Fund	1,558,440,915	391,707,079	(120,874,258)	270,832,821
Destinations Equity Income Fund	402,836,811	24,206,471	(30,189,930)	(5,983,459)
Destinations Real Assets Fund	355,493	-	(72,705)	(72,705)
Destinations Core Fixed Income Fund	2,065,417,067	101,689,473	(45,191,910)	56,497,563
Destinations Low Duration Fixed Income Fund	392,966,101	1,900,510	(18,726,750)	(16,826,240)
Destinations Global Fixed Income Opportunities Fund	749,126,804	9,371,974	(47,872,556)	(38,500,582)
Destinations Municipal Fixed Income Fund	832,316,951	32,777,101	(3,327,924)	29,449,177
Destinations Multi Strategy Alternatives Fund	917,862,986	10,733,362	(3,481,694)	7,251,668